UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust
(Exact name of registrant as specified in charter)

211 Main St, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Randall W. Merk
Schwab Capital Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: May 1, 2009 – July 31, 2009

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1000)	($ x 1000)

90.6%	Common Stock	63,806	81,073
8.3%	Preferred Stock	5,977	7,414
—%	Rights	—	—
0.6%	Other Investment Company	539	536
—%	Short-Term Investments	41	41

99.5%	Total Investments	70,363	89,064
0.5%	Other Assets and Liabilities, Net		458

100.0%	Total Net Assets		89,522

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 90.6% of net assets

Argentina 0.1%

Energy 0.1%
Petrobras Energia Participaciones S.A.	69,062	48
Brazil 2.1%

Banks 0.3%
Banco do Brasil S.A.	20,200	256
Energy 0.6%
Petroleo Brasileiro S.A.	27,300	564
Food, Beverage & Tobacco 0.1%
Companhia de Bebidas das Americas	400	23
Souza Cruz S.A.	1,600	55

		78
Materials 0.6%
Companhia Siderurgica Nacional S.A.	8,800	227
Companhia Vale do Rio Doce	12,800	254
Gerdau S.A.	3,200	29
Usinas Siderurgicas de Minas Gerais S.A.	2,200	54

		564
Telecommunication Services 0.1%
Tele Norte Leste Participacoes S.A.	1,500	28
Telesp — Telecomunicacoes de Sao Paulo S.A.	1,200	23
Tim Participacoes S.A. *	4,800	14

		65
Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	14,500	223
Companhia de Saneamento Basico do Estado de Sao Paulo	3,000	50
Companhia Energetica de Minas Gerais	505	6
CPFL Energia S.A.	500	9
Tractebel Energia S.A.	4,300	44

		332

		1,859
Chile 0.5%

Banks 0.1%
Banco de Chile	113,367	8
Banco Santander Chile S.A.	863,914	41
		49
Capital Goods 0.1%
Empresas Copec S.A.	7,885	100
Food & Staples Retailing 0.0%
Cencosud S.A.	15,127	41

Retailing 0.0%
S.A.C.I. Falabella S.A.	10,085	42
Utilities 0.3%
Empresa Nacional de Electricidad S.A.	69,319	114
Enersis S.A.	344,158	131

		245

		477
China 21.4%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	62,000	66
Banks 5.0%
Bank of China Ltd., Class H	3,303,000	1,642
Bank of Communications Co., Ltd., Class H	175,000	214
China CITIC Bank, Class H	412,000	286
China Construction Bank Corp., Class H	530,000	426
China Merchants Bank Co., Ltd., Class H	159,850	375
Industrial & Commercial Bank of China Ltd., Class H	2,148,000	1,542

		4,485
Capital Goods 0.9%
China Communications Construction Co., Ltd., Class H	48,000	62

1

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

China International Marine Containers (Group) Co., Ltd., Class B	113,500	135
China Railway Construction Corp., Ltd. Class H	90,000	143
China Railway Group Ltd., Class H *	413,000	371
Shanghai Electric Group Co., Ltd., Class H	256,000	134

		845
Energy 10.5%
China Coal Energy Co., Class H	152,000	212
China Petroleum & Chemical Corp., Class H	2,946,000	2,626
China Shenhua Energy Co., Ltd. Class H	282,000	1,146
PetroChina Co., Ltd., Class H	4,413,000	5,199
Yanzhou Coal Mining Co., Ltd., Class H	120,000	186

		9,369
Insurance 1.4%
China Life Insurance Co., Ltd. Class H	193,000	855
PICC Property & Casualty Co., Ltd., Class H *	62,000	48
Ping An Insurance (Group) Co., of China Ltd., Class H	42,000	371

		1,274
Materials 1.5%
Aluminum Corp. of China Ltd., Class H	421,000	487
Angang Steel Co., Ltd., Class H	128,000	289
Jiangxi Copper Co., Ltd., Class H	86,000	198
Maanshan Iron & Steel Co., Ltd., Class H *	315,000	244
Sinopec Shanghai Petrochemical Co., Ltd., Class H *	356,000	163

		1,381
Telecommunication Services 0.3%
China Telecom Corp., Ltd., Class H	466,000	242
Transportation 1.3%
Air China Ltd., Class H *	258,000	166
China COSCO Holdings Co., Ltd., Class H	289,500	417
China Shipping Container Lines Co., Ltd., Class H *	640,000	249
China Shipping Development Co., Ltd., Class H	77,000	116
China Southern Airlines Co., Ltd., Class H *	465,500	167

		1,115
Utilities 0.4%
Datang International Power Generation Co., Ltd., Class H	241,000	158
Huaneng Power International, Inc., Class H	289,000	226

		384

		19,161
Columbia 0.1%

Banks 0.0%
Bancolombia S.A.	3,507	28
Diversified Financials 0.1%
Suramericana de Inversiones S.A.	6,398	68

		96
Czech Republic 0.4%

Banks 0.0%
Komercni Banka A/S	160	27
Materials 0.0%
Unipetrol A/S *	900	6
Telecommunication Services 0.2%
Telefonica 02 Czech Republic A/S	7,900	215
Utilities 0.2%
CEZ	2,431	131

		379
Hong Kong 0.1%

Real Estate 0.1%
China Vanke Co., Ltd., Class B	79,700	114
Hungary 0.8%

Banks 0.4%
OTP Bank Nyrt. PLC *	18,941	404
Energy 0.3%
MOL Hungarian Oil & Gas Nyrt. *	3,523	259
Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	18,462	67

		730
India 5.3%

Banks 1.5%
Axis Bank Ltd.	28,656	548
Bank of Baroda	2,531	23
Canara Bank Ltd.	5,588	33
HDFC Bank Ltd.	5,103	160
Housing Development Finance Corp., Ltd.	1,816	97
ICICI Bank Ltd.	14,348	228
Punjab National Bank Ltd.	4,782	69
State Bank of India	3,327	127

		1,285
Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	998	46
Larsen & Toubro Ltd.	4,177	132

2

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

		Value
Security	Number of Shares	($ x 1,000)

Tata Motors Ltd. *	13,295	117

		295
Diversified Financials 0.4%
Infrastructure Development Finance Co., Ltd.	105,517	297
Power Finance Corp.	9,453	46

		343
Energy 0.9%
Bharat Petroleum Corp., Ltd.	6,432	64
Cairn India Ltd. *	3,311	16
Hindustan Petroleum Corp., Ltd.	13,140	95
Indian Oil Corp., Ltd.	3,846	44
Oil & Natural Gas Corp., Ltd.	6,609	161
Reliance Industries Ltd. *	9,510	392

		772
Food, Beverage & Tobacco 0.4%
Balrampur Chini Mills Ltd.	109,905	271
ITC Ltd.	20,250	107

		378
Household & Personal Products 0.0%
Hindustan Unilever Ltd.	3,870	23
Materials 1.1%
Grasim Industries Ltd.	1,493	86
Hindalco Industries Ltd.	87,866	187
Steel Authority of India Ltd.	18,374	67
Sterlite Industries (India) Ltd.	8,408	113
Tata Steel Ltd.	43,533	421
Welspun Gujarat Stahl Rohren Ltd.	28,499	135

		1,009
Real Estate 0.0%
DLF Ltd.	1,747	15
Software & Services 0.2%
Infosys Technologies Ltd.	3,740	160
Tata Consultancy Services	2,068	23
Wipro Ltd.	2,626	27

		210
Telecommunication Services 0.3%
Bharti Airtel Ltd.	8,658	74
Reliance Communications Ltd.	15,363	89
Tata Communications Ltd.	5,205	55

		218
Utilities 0.2%
Gail India Ltd.	6,300	44
Jaiprakash Hydro Power Ltd.	47,597	83
NTPC Ltd.	5,416	24
Power Grid Corp. of India Ltd.	2,959	7

		158

		4,706
Indonesia 0.9%

Automobiles & Components 0.3%
PT Astra International Tbk	83,500	246
Banks 0.3%
PT Bank Central Asia Tbk	195,000	74
PT Bank Mandiri	93,000	39
PT Bank Negara Indonesia (Persero) Tbk	443,500	85
PT Bank Rakyat Indonesia	124,000	91

		289
Telecommunication Services 0.3%
PT Indosat Tbk	74,500	41
PT Telekomunikasi Indonesia	217,000	194

		235

		770
Luxembourg 0.1%

Energy 0.1%
Tenaris S.A.	8,236	125
Malaysia 1.6%

Banks 0.7%
Bumiputra-Commerce Holdings Bhd	53,200	163
Malayan Banking Berhad	165,400	305
Public Bank Berhad	49,700	147

		615
Capital Goods 0.3%
Sime Darby Berhad	116,800	273
Consumer Services 0.1%
Genting Berhad	64,200	119
Food, Beverage & Tobacco 0.1%
IOI Corp., Berhad	45,600	63
Telecommunication Services 0.2%
Digi.com Berhad	5,300	34
Telekom Malaysia Berhad	51,800	44
TM International Berhad *	128,500	107

		185
Transportation 0.1%
MISC Berhad	28,500	71
Utilities 0.1%
Petronas Gas Berhad	13,100	36
Tenaga Nasional Berhad	22,500	52
YTL Power International Berhad	59,007	37

		125

		1,451

3

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Mexico 4.9%

Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	85,200	211
Grupo Financiero Inbursa, S.A.B. de C.V., Class O	16,100	45

		256
Capital Goods 0.2%
Alfa S.A.B., Class A	28,700	109
Grupo Carso S.A.B de C.V., Series A1	31,000	101

		210
Food & Staples Retailing 0.2%
Organizacion Soriana S.A.B de C.V., Series B *	26,300	66
Wal-Mart de Mexico S.A.B. de C.V., Series V	36,500	124

		190
Food, Beverage & Tobacco 0.9%
Coca-Cola Femsa, S.A.B. de C.V. (Femsa), Series L	39,500	183
Fomento Economico Mexicano S.A.B. de C.V.	82,500	318
Grupo Bimbo S.A.B. de C.V., Series A	12,300	69
Grupo Modelo S.A. de C.V., Series C *	64,200	251

		821
Materials 1.3%
Cemex S.A.B. de C.V. *	683,504	643
Grupo Mexico S.A.B. de C.V., Series B	356,189	507

		1,150
Media 0.2%
Grupo Televisa S.A.	37,300	135
Telecommunication Services 1.8%
America Movil S.A.B. de C.V., Series L	312,300	671
Carso Global Telecom S.A.B. de C.V., Class A1 *	39,200	157
Telefonos de Mexico S.A.B. de C.V.	596,100	474
Telmex Internacional S.A.B. de C.V., Class L	474,600	301

		1,603

		4,365
Philippines 0.1%

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	1,590	84
Poland 1.1%

Banks 0.3%
Bank Pekao S.A. *	2,736	137
Powszechna Kasa Oszczednosci Bank Polski S.A.	13,323	152

		289
Energy 0.4%
Polski Koncern Naftowy Orlen S.A. *	33,141	324
Polskie Gornictwo Naftowe I Gazownictwo S.A.	28,150	43

		367
Materials 0.3%
KGHM Polska Miedz S.A.	8,217	244
Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	24,145	124

		1,024
Republic of Korea 26.2%

Automobiles & Components 3.2%
Hyundai Mobis	5,383	567
Hyundai Motor Co.	15,362	1,100
Kia Motors Corp. *	29,430	367
Korea Kumho Petrochemical Co., Ltd.	5,070	131
S&T Daewoo Co., Ltd. *	22,000	396
S&T Dynamics Co., Ltd.	23,790	309

		2,870
Banks 2.0%
Hana Financial Group, Inc.	12,500	354
Industrial Bank of Korea *	11,490	131
KB Financial Group, Inc. *	2	—
Korea Exchange Bank	25,420	246
Shinhan Financial Group Co., Ltd. *	24,560	826
Woori Finance Holdings Co., Ltd. *	22,870	260

		1,817
Capital Goods 4.3%
CJ Corp.	1,668	68
Daelim Industrial Co., Ltd.	3,016	166
Daewoo Engineering & Construction Co., Ltd.	4,770	50
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,120	38
Doosan Corp.	1,845	133
Doosan Heavy Industries & Construction Co., Ltd.	1,059	60
GS Engineering & Construction Corp.	1,693	121
Hyundai Engineering & Construction Co., Ltd.	1,463	75
Hyundai Heavy Industries Co., Ltd.	1,298	227

4

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Hyundai Mipo Dockyard Co., Ltd.	552	61
KCC Corp.	211	59
Korea Electric Terminal Co., Ltd.	11,910	178
Kumho Industrial Co., Ltd.	6,700	75
LG Corp.	12,427	669
LG Hausys, Ltd. *	239	22
LG International Corp.	6,520	138
LS Corp.	1,586	110
Samsung C&T Corp.	7,350	277
Samsung Heavy Industries Co., Ltd.	4,550	120
SK Holdings Co., Ltd.	10,269	920
SK Networks Co., Ltd.	9,208	96
STX Offshore & Shipbuilding Co., Ltd.	14,170	192

		3,855
Consumer Durables & Apparel 0.9%
LG Electronics, Inc.	7,596	800
Diversified Financials 0.2%
Meritz Securities Co., Ltd.	93,640	96
Samsung Card Co., Ltd.	987	40

		136
Energy 0.8%
GS Holdings Corp.	5,820	156
S-Oil Corp.	4,717	225
SK Energy Co., Ltd.	3,781	319

		700
Food & Staples Retailing 0.2%
Shinsegae Co., Ltd.	293	126
Food, Beverage & Tobacco 1.0%
KT&G Corp.	1,275	74
Lotte Chilsung Beverage Co., Ltd.	1,306	843

		917
Insurance 0.2%
Samsung Fire & Marine Insurance Co., Ltd.	1,028	172
Materials 4.9%
Dongbu HiTek Co., Ltd. *	37,430	268
Dongkuk Steel Mill Co., Ltd.	3,780	97
Hanwha Chemical Corp.	6,330	73
Hanwha Corp.	9,179	294
Honam Petrochemical Corp.	17,803	1,338
Hyosung Corp.	1,919	135
Hyundai Steel Co.	2,165	126
KP Chemical Corp. *	88,850	582
LG Chem Ltd.	1,734	214
POSCO	3,171	1,288

		4,415
Media 1.5%
CJ CGV	10,970	182
CJ Internet Corp.	5,167	56
Daekyo Co., Ltd.	62,400	297
ON*Media Corp. *	288,290	828

		1,363
Retailing 0.3%
GS Home Shopping, Inc.	2,071	108
Lotte Shopping Co., Ltd	473	118

		226
Semiconductors & Semiconductor Equipment 3.8%
Hynix Semiconductor, Inc. *	40,960	586
Samsung Electronics Co., Ltd.	4,806	2,830

		3,416
Software & Services 0.1%
NHN Corp. *	696	101
Technology Hardware & Equipment 1.1%
Daeduck GDS Co., Ltd.	62,160	450
LG Display Co., Ltd.	11,540	332
Samsung SDI Co., Ltd.	2,292	190

		972
Telecommunication Services 0.6%
KT Corp.	8,843	286
LG Telecom Ltd.	5,354	38
SK Telecom Co., Ltd.	1,517	229

		553
Transportation 0.3%
Hanjin Shipping Co., Ltd.	6,750	115
Hyundai Merchant Marine Co., Ltd.	2,400	52
Korean Air Lines Co., Ltd. *	3,023	110

		277
Utilities 0.8%
Korea Electric Power Corp. *	23,490	633
Korea Gas Corp.	1,636	69

		702

		23,418
Russia 6.0%

Banks 0.8%
Sberbank GDR — Reg’d	2,721	525
VTB Bank OJSC GDR — Reg’d	53,511	146

		671
Energy 4.3%
Gazprom ADR — Reg’d	76,770	1,585
LUKOIL ADR	25,483	1,272
Rosneft Oil Co. GDR	31,951	195
Surgutneftegaz ADR	56,272	438
Tatneft GDR	13,928	347

		3,837
Materials 0.5%
Cherepovets MK Severstal GDR	13,655	93
Mining & Metallurgical Co., Norilsk Nickel *	36,845	369

		462

5

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Telecommunication Services 0.4%
Mobile TeleSystems ADR	4,267	179
Sistema JSFC GDR *	11,735	176

		355
Utilities 0.0%
Federal Grid Co. Unified Energy System JSC GDR (a)(b)*	285	—
RAO Unified Energy System of Russia GDR — Reg’d (a)(b)*	629	25

		25

		5,350
South Africa 6.1%

Banks 0.9%
ABSA Group Ltd.	11,285	171
Nedbank Group Ltd.	9,117	126
Standard Bank Group Ltd.	44,953	540

		837
Capital Goods 0.6%
Aveng Ltd.	23,630	113
Barloworld Ltd.	30,383	178
Bidvest Group Ltd.	15,896	221

		512
Consumer Durables & Apparel 0.1%
Steinhoff International Holdings Ltd.	69,108	137
Diversified Financials 0.7%
FirstRand Ltd.	158,890	310
Investec Ltd.	10,950	78
Remgro Ltd.	18,467	191
RMB Holdings Ltd.	20,103	65

		644
Energy 0.5%
Sasol	12,174	436
Insurance 0.3%
Sanlam Ltd.	104,754	267
Materials 1.5%
Anglo Platinum Ltd.	2,345	167
AngloGold Ashanti Ltd.	2,816	109
ArcelorMittal South Africa Ltd.	7,723	99
Gold Fields Ltd.	10,374	125
Impala Platinum Holdings Ltd.	18,571	449
Mondi Ltd.	60,162	277
Sappi Ltd.	38,139	123

		1,349
Media 0.2%
Naspers Ltd., Class N	4,928	147
Real Estate 0.3%
ApexHi Properties Ltd., Class A	53,809	104
ApexHi Properties Ltd., Class B	52,885	124

		228
Retailing 0.2%
Imperial Holdings Ltd.	19,443	170
Telecommunication Services 0.8%
MTN Group Ltd.	22,744	374
Telkom South Africa Ltd.	22,596	113
Vodacom Group (Pty) Ltd. *	30,867	233

		720

		5,447
Taiwan 10.1%

Banks 0.6%
China Development Financial Holding Corp.	377,275	92
Chinatrust Financial Holding Co., Ltd.	317,158	201
First Financial Holding Co., Ltd.	627	—
Mega Financial Holding Co., Ltd.	386,000	201

		494
Capital Goods 0.2%
Far Eastern Textile Ltd.	161,640	182
Consumer Durables & Apparel 0.2%
Pou Chen Corp. *	148,299	105
Tatung Co., Ltd. *	454,000	116

		221
Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd. *	136,000	139
Energy 0.6%
Formosa Petrochemical Corp.	245,030	571
Food, Beverage & Tobacco 0.1%
Uni-President Enterprises Corp.	96,450	100
Insurance 0.5%
Cathay Financial Holding Co., Ltd. *	285,850	439
Materials 2.0%
China Steel Corp.	584,063	564
Formosa Chemicals & Fibre Corp.	253,420	395
Formosa Plastics Corp.	160,820	276
Nan Ya Plastics Corp.	334,160	430
Taiwan Cement Corp.	85,100	90

		1,755
Semiconductors & Semiconductor Equipment 1.7%
Advanced Semiconductor Engineering, Inc.	214,070	151
MediaTek, Inc.	13,074	188
Nanya Technology Corp. *	327,000	58
Powerchip Semiconductor Corp. *	662,000	77
Siliconware Precision Industries Co.	79,270	104
Taiwan Semiconductor Manufacturing Co., Ltd.	362,689	646

6

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

United Microelectronics Corp.	718,965	318

		1,542
Technology Hardware & Equipment 3.2%
Acer, Inc.	80,306	169
Asustek Computer, Inc.	166,190	263
AU Optronics Corp. *	214,049	238
Chi Mei Optoelectronics Corp.	435,150	243
Chunghwa Picture Tubes Ltd.	877,000	138
Compal Electronics, Inc.	197,425	194
Delta Electronics, Inc.	46,025	119
Hon Hai Precision Industry Co., Ltd.	218,742	755
HTC Corp.	8,000	109
InnoLux Display Corp.	68,000	89
Inventec Co., Ltd.	207,055	120
Lite-On Technology Corp.	149,210	169
Quanta Computer, Inc.	149,500	283

		2,889
Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd.	157,407	316
Far EasTone Telecommunications Co., Ltd.	86,622	102
Taiwan Mobile Co., Ltd.	52,000	79

		497
Transportation 0.2%
Evergreen Marine Corp.	179,000	109
Yang Ming Marine Transport	232,699	90

		199

		9,028
Thailand 1.1%

Banks 0.3%
Bangkok Bank Public Co., Ltd. — Reg’d	22,800	75
Kasikornbank Public Co., Ltd.	27,600	65
Krung Thai Bank Public Co., Ltd.	223,800	54
Siam Commercial Bank Public Co., Ltd.	23,200	53
		247
Energy 0.6%
IRPC PCL	705,400	75
PTT Aromatics & Refining PCL	274,800	142
PTT Exploration & Production Public Co., Ltd.	18,200	75
PTT Public Co., Ltd.	29,500	207
Thai Oil Public Co., Ltd.	48,600	53

		552
Materials 0.1%
PTT Chemical PCL	24,700	44
The Siam Cement Public Co., Ltd.	14,100	76

		120
Telecommunication Services 0.1%
Advanced Info Service Public Co. Ltd.	18,900	48

		967
Turkey 1.6%

Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	5,169	27
Banks 0.8%
Akbank T.A.S.	31,149	176
Turkiye Garanti Bankasi A/S *	38,415	137
Turkiye Halk Bankasi A/S	16,741	90
Turkiye Is Bankasi, Class C	36,198	126
Turkiye Vakiflar Bankasi T.A.O., Class D *	50,844	107
Yapi ve Kredi Bankasi A/S *	18,524	39

		675
Capital Goods 0.4%
Dogan Sirketler Grubu Holdings A/S *	140,414	106
Enka Insaat ve Sanayi A/S	6,674	23
Koc Holding A/S *	103,440	246

		375
Consumer Durables & Apparel 0.1%
Arcelik A/S *	33,042	71
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	27,364	103
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	8,897	115
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S. (Erdemir) *	23,683	79
Telecommunication Services 0.0%
Turkcell Iletisim Hizmetleri A/S	4,582	29

		1,474

Total Common Stock (Cost $63,806)		81,073

Preferred Stock 8.3% of net assets

Brazil 8.2%

Banks 2.7%
Banco Bradesco S.A.	62,300	987
Banco Itau Holding Financeira S.A.	79,650	1,434

		2,421
Energy 1.5%
Petroleo Brasileiro S.A.	79,200	1,336

7

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	5,700	132
Food, Beverage & Tobacco 0.3%
Companhia de Bebidas das Americas	3,810	270
Materials 2.4%
Braskem S.A., Class A *	33,600	150
Companhia Vale do Rio Doce, Class A	33,700	585
Gerdau S.A.	25,200	296
Metalurgica Gerdau S.A.	24,700	360
Usinas Siderurgicas de Minas Gerais S.A., Class A	11,950	283
Votorantim Celulose e Papel S.A. *	33,800	502

		2,176
Telecommunication Services 0.7%
Brasil Telecom Participacoes S.A.	5,400	46
Brasil Telecom S.A.	9,300	67
Tele Norte Leste Participacoes S.A.	13,300	206
Telecomunicacoes de Sao Paulo S.A.	900	21
Telemar Norte Leste S.A., Class A	3,600	98
Tim Participacoes S.A.	37,300	83
Vivo Participacoes S.A.	3,650	83

		604
Utilities 0.4%
Companhia Energetica de Minas Gerais	9,371	136
Companhia Paranaense de Energia-Copel, Class B	8,300	127
Compania Energetica de Sao Paulo, Class B	12,300	127

		390

		7,329
Columbia 0.1%

Banks 0.1%
Bancolombia S.A.	10,582	85

Total Preferred Stock (Cost $5,977)		7,414

Rights 0.0% of net assets

Brazil 0.0%

Food, Beverage & Tobacco 0.0%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar *	301	—
Total Rights (Cost $—)		—

Other Investment Company 0.6% of net assets

United States 0.6%

iShares MSCI Emerging Markets Index Fund	15,000	536

Total Other Investment Company (Cost $539)		536

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.0% of net assets

Argentina Cash Reserve
0.01%, 03/26/10	2	2
1.00%, 09/16/09	24	24
1.00%, 01/20/10	15	15

Total Short-Term Investments (Cost $41)		41

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $76,023 and the unrealized appreciation and depreciation were $13,660 and ($619), respectively, with a net unrealized appreciation of $13,041.

At 07/31/09, the values of certain foreign securities held by the fund aggregating $72,534 were adjusted from their market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(b)	Illiquid security.

At the period end, the value of these amounted to $25 or 0.0% of net assets.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Reg’d – Registered

8

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$—	$67,389	$—	$67,389

Argentina — (a)	48	—	—	48
Brazil — (a)	1,859	—	—	1,859

Chile — (a)	477	—	—	477

Columbia — (a)	96	—	—	96

India
Capital Goods	117	178	—	295

Luxembourg
Energy	125	—	—	125

Mexico — (a)	4,365	—	—	4,365

Republic of Korea
Capital Goods	22	3,833	—	3,855

Russia
Telecommunication Services	179	176	—	355
Utilities	—	—	25	25

South Africa
Telecommunication Services	233	487	—	720

Taiwan
Telecommunication Services	317	180	—	497

9

Schwab Fundamental Emerging Markets Index Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Thailand
Banks	107	140	—	247
Energy	477	75	—	552
Materials	44	76	—	120
Telecommunication Services	48	—	—	48

Preferred Stock — (a)	7,414	—	—	7,414

Rights — (a)	—	—	—	—

Other Investment Company	536	—	—	536

Short-Term Investments	—	41	—	41
Total	$16,464	$72,575	$25	$89,064

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

				Change in
		Accrued		Unrealized	Net	Net
	Balance as of	Discounts	Realized	Appreciation	Purchases	Transfers in	Balance as of
Investments in Securities	October 31, 2008	(Premiums)	Gain (Loss)	(Depreciation)	(Sales)	and/or out	July 31, 2009

Common Stock
Russia
Utilities	$63	$—	$—	($38)	$—	$—	$25

Total	$63	$—	$—	($38)	$—	$—	$25

REG46850JUL09 — 00

10

Schwab Capital Trust
Laudus International MarketMasters FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.3%	Common Stock	1,334,724	1,384,861
4.8%	Other Investment Companies	76,155	69,822
0.1%	Rights	—	725
0.3%	Short-Term Investment	4,849	4,849
—%	Corporate Bond	118	124

99.5%	Total Investments	1,415,846	1,460,381
0.5%	Other Assets and Liabilities, Net		7,603

100.0%	Net Assets		1,467,984

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 94.3% of net assets

Australia 3.5%

Commercial & Professional Supplies 0.3%
Transfield Services Ltd.	1,610,882	3,758
Energy 0.2%
Arrow Energy Ltd. *	94,900	341
Centennial Coal Co., Ltd.	66,075	165
WorleyParsons Ltd.	114,432	2,468

		2,974
Food & Staples Retailing 0.1%
Woolworths Ltd.	89,703	2,037
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	32,500	253
Foster’s Group Ltd.	383,900	1,725

		1,978
Health Care Equipment & Services 0.1%
Ansell Ltd.	44,970	348
Cochlear Ltd.	18,084	838

		1,186
Insurance 0.2%
QBE Insurance Group Ltd.	162,649	2,648
Materials 1.6%
BHP Billiton Ltd.	121,035	3,819
BHP Billiton Ltd. ADR	229,000	14,418
Incitec Pivot Ltd.	314,100	725
Mount Gibson Iron Ltd. *	2,172,360	2,171
PanAust Ltd. *	4,022,539	1,387
Sino Gold Mining Ltd. *	190,581	847

		23,367
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	9,592	244
Real Estate 0.5%
Commonwealth Property Office Fund	11,274,138	7,949
Retailing 0.4%
David Jones Ltd.	839,315	3,602
JB Hi-Fi Ltd.	134,794	1,906

		5,508
Transportation 0.0%
Asciano Group	132,400	177

		51,826
Austria 0.2%

Capital Goods 0.0%
Andritz AG	9,800	430
Consumer Services 0.1%
BWIN Interactive Entertainment AG *	17,704	726
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Intercell AG *	33,651	1,234

		2,390
Belgium 0.5%

Capital Goods 0.0%
Bekaert N.V.	3,900	486
Food & Staples Retailing 0.1%
Colruyt S.A. *	9,343	2,091
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	93,187	3,697
Materials 0.1%
Nyrstar *	156,015	1,363

		7,637
Bermuda 0.6%

Capital Goods 0.3%
Cooper Industries Ltd., Class A	117,800	3,882
Food, Beverage & Tobacco 0.2%
Bunge Ltd.	41,750	2,921
Insurance 0.1%
PartnerRe Ltd.	32,875	2,255

		9,058
Brazil 1.7%

Banks 0.1%
Itau Unibanco Holding S.A. ADR	72,219	1,292

1

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Capital Goods 0.0%
Lupatech S.A. *	1,500	17
Consumer Durables & Apparel 0.1%
MRV Engenharia e Participacoes S.A.	12,645	215
PDG Realty S.A. Empreendimentos e Participacoes	44,800	637

		852
Diversified Financials 0.3%
BM&F BOVESPA S.A.	455,900	2,947
GP Investments Ltd. BDR *	180,800	809

		3,756
Food & Staples Retailing 0.0%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	4,500	211
Food, Beverage & Tobacco 0.0%
Cosan S.A. Industria e Comercio *	10,800	98
SLC Agricola S.A.	58,000	555

		653
Household & Personal Products 0.1%
Natura Cosmeticos S.A.	117,200	1,674
Materials 0.7%
Aracruz Celulose S.A. ADR *	40,889	816
Vale S.A. ADR	461,475	9,105
Votorantim Celulose e Papel S.A. ADR *	71,510	1,068

		10,989
Real Estate 0.0%
BR Malls Participacoes S.A. *	25,600	266
Software & Services 0.1%
Redecard S.A.	71,600	1,065
Telecommunication Services 0.2%
GVT Holding S.A. *	128,400	2,498
Transportation 0.1%
All America Latina Logistica	133,400	842
Localiza Rent a Car S.A.	106,600	868

		1,710

		24,983
Canada 5.3%

Banks 0.0%
Canadian Western Bank	17,270	292
Capital Goods 0.0%
SNC-Lavalin Group, Inc.	10,657	450
Commercial & Professional Supplies 0.1%
Stantec, Inc. *	32,049	806
Consumer Durables & Apparel 0.0%
Gildan Activewear, Inc. *	24,500	407
Consumer Services 0.0%
Tim Hortons, Inc.	26,610	719
Energy 1.6%
Canadian Natural Resources Ltd.	69,975	4,226
EnCana Corp.	89,000	4,775
Ensign Energy Services, Inc.	9,400	142
Niko Resources Ltd.	16,570	1,167
Pason Systems, Inc.	236,000	2,057
Petrominerales Ltd. *	75,179	946
Precision Drilling Trust	383,607	2,169
Suncor Energy, Inc.	218,525	7,098
Trinidad Drilling Ltd.	91,222	421

		23,001
Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	8,700	137
Shoppers Drug Mart Corp.	49,800	2,081

		2,218
Health Care Equipment & Services 0.1%
SXC Health Solutions Corp. *	45,209	1,354
Insurance 0.1%
Manulife Financial Corp.	70,700	1,719
Materials 1.3%
Agnico-Eagle Mines Ltd.	8,600	504
Eldorado Gold Corp. *	22,700	228
Equinox Minerals Ltd. *	449,250	1,139
First Quantum Minerals Ltd.	26,500	1,765
HudBay Minerals, Inc. *	186,582	1,382
Potash Corp. of Saskatchewan, Inc.	141,100	13,124
Sino-Forest Corp. *	26,100	356

		18,498
Real Estate 0.8%
Brookfield Asset Management, Inc., Class A	176,984	3,724
Morguard Real Estate Investment Trust	252,790	2,330
Northern Property Real Estate Investment Trust (b)	288,700	5,186

		11,240
Technology Hardware & Equipment 0.1%
Research In Motion Ltd. *	26,159	1,988
Transportation 1.0%
Canadian National Railway Co.	173,900	8,483
Canadian Pacific Railway Ltd.	140,150	6,235

		14,718

		77,410

2

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Cayman Islands 0.3%

Capital Goods 0.2%
China High Speed Transmission Equipment Group Co., Ltd.	825,000	2,062
Suntech Power Holdings Co., Ltd. ADR *	27,500	506
Yingli Green Energy Holding Co., Ltd. *	112,288	1,490

		4,058
Consumer Durables & Apparel 0.1%
361 Degrees International Ltd. *	2,138,000	1,015

		5,073
China 3.3%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., Class H	2,804,000	2,976
Minth Group Ltd.	386,000	368

		3,344
Banks 0.3%
China Merchants Bank Co., Ltd., Class H	558,650	1,310
Industrial & Commercial Bank of China Ltd., Class H	5,406,472	3,882

		5,192
Capital Goods 0.1%
China Railway Construction Corp., Ltd., Class H	522,500	832
Zhuzhou CSR Times Electric Co., Ltd., Class H	709,000	1,094

		1,926
Consumer Durables & Apparel 0.1%
China Dongxiang Group Co.	602,239	457
Li Ning Co., Ltd.	331,000	1,093
Ports Design Ltd. *	272,500	700

		2,250
Consumer Services 0.2%
Ctrip.com International Ltd. ADR *	25,050	1,284
New Oriental Education & Technology Group, Inc. ADR *	15,426	1,134

		2,418
Energy 0.1%
China Shenhua Energy Co., Ltd., Class H	411,000	1,671
Food, Beverage & Tobacco 0.1%
China Yurun Food Group Ltd.	33,674	53
Want Want China Holdings Ltd.	2,231,000	1,328

		1,381
Health Care Equipment & Services 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	406,000	1,063
Household & Personal Products 0.2%
BaWang International Group Holding Ltd. *	1,854,000	796
Hengan International Group Co., Ltd.	301,000	1,750

		2,546
Insurance 0.3%
China Life Insurance Co., Ltd., Class H	900,000	3,986
Materials 0.8%
AMVIG Holdings Ltd. (b)	10,918,000	8,737
China National Building Material Co., Ltd., Class H	368,000	799
China Zhongwang Holdings Ltd. *	1,281,200	1,716
Nine Dragons Paper Holdings Ltd.	917,000	942

		12,194
Real Estate 0.1%
Guangzhou R&F Properties Co., Ltd.	46,000	101
KWG Property Holding Ltd.	1,388,000	1,055

		1,156
Software & Services 0.4%
Baidu, Inc. ADR *	5,441	1,894
NetEase.com, Inc. ADR *	29,112	1,283
Shanda Interactive Entertainment Ltd. ADR *	6,200	307
Tencent Holdings Ltd.	162,600	2,192

		5,676
Technology Hardware & Equipment 0.1%
Ju Teng International Holdings Ltd.	1,190,000	895
Transportation 0.2%
Cosco Pacific Ltd.	2,484,000	3,458

		49,156
Cyprus 0.1%

Energy 0.1%
Songa Offshore SE *	232,625	841
Denmark 0.6%

Banks 0.1%
Jyske Bank A/S — Reg’d *	23,806	877
Capital Goods 0.2%
FLSmidth & Co. A/S *	17,200	746
Vestas Wind Systems A/S *	31,025	2,184

		2,930
Materials 0.1%
Novozymes A/S, Class B	21,139	1,900
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Genmab A/S *	11,815	473

3

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Novo Nordisk A/S, Class B	56,075	3,281

		3,754

		9,461
Finland 0.1%

Capital Goods 0.1%
Kone Oyj, Class B	23,500	800
Software & Services 0.0%
F-Secure Oyj	79,809	296

		1,096
France 6.7%

Banks 0.5%
BNP Paribas	95,689	6,948
Capital Goods 1.1%
Alstom S.A.	47,634	3,271
Carbone Lorraine S.A.	207,408	6,070
Nexans S.A.	39,728	2,673
Societe Industrielle D’Aviations Latecoere S.A. (b)*	248,348	1,591
Vinci S.A.	65,427	3,330

		16,935
Consumer Durables & Apparel 0.6%
Hermes International	15,615	2,346
LVMH Moet Hennessy Louis Vuitton S.A.	66,100	5,964
Nexity	23,888	823

		9,133
Consumer Services 0.4%
Sodexo	110,300	5,811
Diversified Financials 0.2%
Financiere Marc de Lacharriere S.A.	54,648	2,890
Food, Beverage & Tobacco 0.1%
DANONE S.A. ADR	83,200	883
Health Care Equipment & Services 0.2%
bioMerieux	4,111	400
Essilor International S.A.	28,093	1,557
Orpea *	24,329	1,155

		3,112
Insurance 0.2%
April Group	28,873	1,118
Euler Hermes S.A.	38,273	2,259

		3,377
Materials 0.2%
Air Liquide S.A.	30,446	3,181
Media 1.8%
Ipsos	137,753	3,594
M6 Metropole Television	5,500	110
Publicis Groupe	323,200	11,464
Societe Television Francaise 1	717,700	11,079

		26,247
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Boiron S.A. (b)	119,729	4,140
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	57,300	438
Software & Services 0.1%
Groupe Steria S.C.A.	42,125	1,017
Technology Hardware & Equipment 0.6%
Neopost S.A.	106,267	9,051
Telecommunication Services 0.2%
Iliad S.A.	23,603	2,520
Utilities 0.2%
EDF Energies Nouvelles S.A.	47,237	2,364

		98,047
Germany 6.7%

Automobiles & Components 1.4%
Bayerische Motoren Werke AG	173,200	7,992
Daimler AG — Reg’d	212,400	9,843
ElringKlinger AG	131,617	2,531

		20,366
Capital Goods 1.1%
Bilfinger Berger AG	177,907	9,334
Centrotherm Photovoltaics AG *	33,671	1,736
Kloeckner & Co., SE *	76,439	1,962
MTU Aero Engines Holding AG	80,443	2,925
Solarworld AG	6,800	165

		16,122
Commercial & Professional Supplies 0.2%
GfK SE	118,906	2,748
Consumer Durables & Apparel 0.2%
Rational AG	22,104	2,707
Household & Personal Products 0.2%
Beiersdorf AG	49,936	2,514
Insurance 0.8%
Allianz SE — Reg’d	117,000	11,552
Materials 1.0%
BASF SE ADR	103,050	5,152
Lanxess AG	17,100	497
Symrise AG	487,506	7,833
Wacker Chemie AG	7,300	972

		14,454
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	207,625	3,956
Retailing 0.3%
Fielmann AG	56,511	3,734

4

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Praktiker Bau- und Heimwerkermaerkte Holding AG	79,818	800

		4,534
Semiconductors & Semiconductor Equipment 0.1%
Aixtron AG	109,400	1,791
Infineon Technologies AG *	98,900	405

		2,196
Software & Services 0.7%
SAP AG	176,700	8,322
United Internet AG — Reg’d *	48,900	623
Wirecard AG	90,446	971

		9,916
Technology Hardware & Equipment 0.3%
Wincor Nixdorf AG	87,025	4,665
Utilities 0.2%
RWE AG ADR	30,750	2,608

		98,338
Greece 0.1%

Banks 0.0%
Piraeus Bank S.A. *	62,763	745
Diversified Financials 0.1%
Hellenic Exchanges S.A.	105,850	1,372
Utilities 0.0%
Public Power Corp. S.A. *	3,200	70

		2,187
Hong Kong 2.8%

Automobiles & Components 0.1%
Xinyi Glass Holdings Co., Ltd.	2,126,000	1,848
Banks 0.2%
HSBC Holdings plc	342,000	3,427
Wing Hang Bank Ltd.	69,000	661

		4,088
Capital Goods 0.4%
Fong’s Industries Co., Ltd. *	10,128,000	2,807
Melco International Development Ltd. *	1,248,000	808
Noble Group Ltd.	1,497,760	2,174

		5,789
Commercial & Professional Supplies 0.1%
China Everbright International Ltd.	2,649,000	1,009
Consumer Durables & Apparel 0.4%
Arts Optical International Holdings Ltd. (b)	7,676,000	2,774
Techtronic Industries Co., Ltd.	3,962,500	3,293

		6,067
Consumer Services 0.1%
Melco Crown Entertainment Ltd. ADR *	197,163	1,096
Diversified Financials 0.1%
China Everbright Ltd.	240,000	748
Energy 0.2%
CNOOC Ltd.	3,016,000	4,013
Materials 0.1%
China Shanshui Cement Group	1,388,000	901
Real Estate 0.3%
China Overseas Land & Investment Ltd.	574,560	1,413
Shenzhen Investment Ltd.	5,258,000	2,619
Sino-Ocean Land Holdings Ltd.	428,500	457
The Link REIT	139,000	315

		4,804
Retailing 0.2%
Li & Fung Ltd.	940,000	2,770
Semiconductors & Semiconductor Equipment 0.3%
ASM Pacific Technology Ltd.	625,600	4,239
Technology Hardware & Equipment 0.1%
Comba Telecom Systems Holdings Ltd.	1,802,200	1,273
Transportation 0.2%
Pacific Basin Shipping Ltd.	3,675,000	2,759

		41,404
Hungary 0.1%

Banks 0.1%
OTP Bank Nyrt. PLC *	33,900	724
India 1.9%

Automobiles & Components 0.2%
Hero Honda Motors Ltd.	68,123	2,280
Maruti Suzuki India Ltd.	13,585	400

		2,680
Banks 0.2%
Housing Development Finance Corp., Ltd.	57,290	3,052
Capital Goods 0.7%
Bharat Heavy Electricals Ltd.	93,561	4,370
Larsen & Toubro Ltd.	112,121	3,539
Voltas Ltd.	831,884	2,524

		10,433
Consumer Services 0.1%
Educomp Solutions Ltd.	13,662	1,165
Energy 0.2%
Reliance Industries Ltd. *	74,188	3,055
Food, Beverage & Tobacco 0.1%
McLeod Russel India Ltd.	299,235	866
Materials 0.1%
Jindal Steel & Power Ltd.	12,593	774

5

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

JSW Steel Ltd.	80,603	1,175

		1,949
Real Estate 0.1%
Housing Development & Infrastructure Ltd. *	328,563	1,908
Software & Services 0.0%
Satyam Computer Services Ltd.	79,500	174
Utilities 0.2%
GVK Power & Infrastructure Ltd. *	2,732,560	2,477

		27,759
Indonesia 0.4%

Automobiles & Components 0.1%
PT Astra International Tbk	622,000	1,834
Banks 0.1%
PT Bank Rakyat Indonesia	3,026,500	2,224
Capital Goods 0.1%
PT United Tractors Tbk	1,134,000	1,477
Energy 0.1%
PT Bumi Resources Tbk	2,825,000	795

		6,330
Ireland 1.6%

Banks 0.4%
The Governor & Company of the Bank of Ireland *	2,030,000	5,796
Capital Goods 0.1%
Ingersoll-Rand plc	52,725	1,523
Commercial & Professional Supplies 0.5%
Experian plc	958,045	7,907
Consumer Services 0.1%
Paddy Power plc	60,432	1,491
Food, Beverage & Tobacco 0.2%
C&C Group plc	269,131	786
Glanbia plc	638,994	2,267

		3,053
Health Care Equipment & Services 0.1%
United Drug plc	642,334	1,730
Materials 0.2%
CRH plc	96,428	2,340

		23,840
Israel 0.2%

Capital Goods 0.1%
Elbit Systems Ltd.	13,358	887
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd. ADR	31,479	1,679
Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	272

		2,838
Italy 1.2%

Consumer Durables & Apparel 0.4%
Luxottica Group S.p.A. *	249,300	6,282
Diversified Financials 0.3%
Azimut Holding S.p.A.	349,599	3,738
Food, Beverage & Tobacco 0.1%
Davide Campari — Milano S.p.A.	99,326	848
Health Care Equipment & Services 0.2%
Amplifon S.p.A. *	424,297	1,580
DiaSorin S.p.A.	49,346	1,378

		2,958
Media 0.1%
Gruppo Editoriale L’Espresso S.p.A. *	531,297	972
Transportation 0.1%
Ansaldo STS S.p.A.	107,199	2,172

		16,970
Japan 10.3%

Automobiles & Components 1.9%
Aisin Seiki Co. Ltd.	33,900	869
EXEDY Corp.	97,400	2,289
F.C.C. Co., Ltd.	396,700	6,372
Honda Motor Co., Ltd.	266,900	8,535
Sumitomo Rubber Industries Ltd.	52,600	455
Toyota Motor Corp.	215,700	9,054

		27,574
Capital Goods 1.7%
Chiyoda Corp.	102,000	859
Daikin Industries Ltd.	57,200	2,064
JGC Corp.	38,000	656
Kurita Water Industries Ltd.	47,400	1,561
Marubeni Corp.	214,000	983
Miura Co., Ltd.	124,100	2,986
Nabtesco Corp.	290,000	3,281
NGK Insulators Ltd.	28,000	630
Nippo Corp.	127,000	1,008
NSK Ltd.	103,000	556
Sumitomo Heavy Industries Ltd.	130,000	624
The Japan Steel Works Ltd.	61,000	794
THK Co., Ltd.	98,100	1,605
Toyota Tsusho Corp.	20,900	319
Union Tool Co.	59,000	1,629
Ushio, Inc.	288,100	5,419

		24,974
Commercial & Professional Supplies 0.2%
Meitec Corp.	120,000	2,182
Park24 Co., Ltd.	43,800	366

		2,548

6

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Consumer Durables & Apparel 0.2%
Shimano, Inc.	74,300	3,023
Diversified Financials 1.1%
Credit Saison Co., Ltd.	39,500	513
Daiwa Securities Group, Inc.	1,945,300	11,419
Ichiyoshi Securities Co., Ltd.	155,800	1,191
Monex Group, Inc.	2,985	1,353
ORIX Corp.	21,400	1,346

		15,822
Food, Beverage & Tobacco 0.3%
Ariake Japan Co., Ltd.	233,800	3,555
Unicharm Petcare Corp.	13,592	429

		3,984
Health Care Equipment & Services 0.3%
Hogy Medical Co., Ltd.	41,200	2,116
Nichii Gakkan Co.	91,000	986
So-net M3, Inc.	78	276
Terumo Corp.	36,700	1,860

		5,238
Materials 1.0%
Mitsubhishi Gas Chemical Co., Inc.	73,000	448
Mitsubhishi Materials Corp.	74,000	200
Nifco, Inc.	355,500	6,479
Nippon Yakin Kogyo Co., Ltd.	477,500	2,449
NItto Denko Corp.	15,700	502
Taiyo Ink Mfg. Co., Ltd.	131,700	3,163
The Nippon Synthetic Chemical Industry Co., Ltd.	141,000	693
Tokyo Steel Manufacturing Co., Ltd.	41,300	456
Ube Industries Ltd.	43,000	124

		14,514
Media 0.2%
CyberAgent, Inc.	1,915	1,804
Jupiter Telecommunications Co., Ltd.	2,371	1,990

		3,794
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shionogi & Co., Ltd.	39,000	801
Real Estate 0.1%
Tokyo Tatemono Co., Ltd.	234,000	1,139
Tokyu Livable, Inc.	75,800	749

		1,888
Retailing 0.5%
Autobacs Seven Co., Ltd.	33,500	1,139
Fast Retailing Co., Ltd.	26,800	3,469
Nitori Co., Ltd.	14,860	1,066
Point, Inc.	15,910	856
Start Today Co., Ltd,	177	301
Yamada Denki Co., Ltd.	8,900	555

		7,386
Semiconductors & Semiconductor Equipment 0.9%
Disco Corp.	81,200	4,237
Rohm Co., Ltd.	98,300	7,281
Shinko Electric Industries Co., Ltd.	26,700	419
Trend Micro, Inc.	6,000	206
ULVAC, Inc.	56,600	1,521

		13,664
Software & Services 0.2%
Gree, Inc.	14,500	1,169
Kakaku.com, Inc.	359	1,443

		2,612
Technology Hardware & Equipment 1.4%
Canon, Inc.	224,600	8,325
HORIBA Ltd.	193,800	4,562
Nippon Electric Glass Co., Ltd.	42,000	484
OMRON Corp.	507,200	8,180

		21,551
Telecommunication Services 0.1%
SOFTBANK Corp.	44,700	947
Transportation 0.1%
Kintetsu World Express, Inc.	44,500	1,083

		151,403
Luxembourg 0.7%

Energy 0.6%
Acergy S.A.	185,675	1,984
Tenaris S.A. ADR	237,725	7,208

		9,192
Household & Personal Products 0.0%
Oriflame Cosmetics S.A. SDR	12,825	637
Telecommunication Services 0.1%
Millicom International Cellular S.A. *	10,236	759

		10,588
Malaysia 0.3%

Banks 0.1%
Bumiputra-Commerce Holdings Bhd	611,700	1,873
Capital Goods 0.1%
IJM Corp. Berhad	917,600	1,577
Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	595,800	828
Kuala Lumpur Kepong Berhad	149,300	530

		1,358

		4,808

Mexico 1.0%

Diversified Financials 0.0%
Banco Compartamos S.A. de C.V.	155,700	515

7

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Food, Beverage & Tobacco 0.4%
Fomento Economico Mexicano S.A.B. de C.V.	142,500	5,501
Household & Personal Products 0.0%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	33,600	140
Media 0.6%
Grupo Televisa S.A. ADR	468,400	8,473
Megacable Holdings S.A.B. de C.V. *	390,500	562

		9,035

		15,191
Netherlands 3.4%

Capital Goods 0.8%
Koninklijke (Royal) Philips Electronics N.V.	241,000	5,486
Koninklijke BAM Groep N.V.	204,537	1,793
Koninklijke Boskalis Westminster N.V.	174,908	4,368

		11,647
Diversified Financials 0.0%
BinckBank N.V.	33,059	491
Energy 1.0%
Core Laboratories N.V.	27,675	2,379
Fugro N.V., CVA	55,695	2,501
Schlumberger	185,800	9,940

		14,820
Food, Beverage & Tobacco 0.1%
Unilever N.V.	58,950	1,603
Materials 0.5%
Akzo Nobel N.V.	124,000	6,804
James Hardie Industries N.V. *	49,300	214

		7,018
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	51,200	1,337
Technology Hardware & Equipment 0.0%
Smartrac N.V. *	10,997	186
Transportation 0.9%
Koninklijke Vopak N.V. *	210,873	12,640

		49,742
New Zealand 1.1%

Consumer Services 0.4%
Sky City Entertainment Group Ltd.	2,225,157	4,840
Health Care Equipment & Services 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	3,580,022	7,692
Materials 0.0%
Nufarm Ltd.	42,186	381
Transportation 0.2%
Auckland International Airport Ltd.	2,474,582	2,781

		15,694
Norway 0.7%

Energy 0.5%
Farstad Shipping A.S.A. (b)	178,850	3,521
Seadrill Ltd.	135,300	2,180
TGS Nopec Geophysical Co., A.S.A. *	157,680	1,790

		7,491
Food, Beverage & Tobacco 0.1%
Marine Harvest *	1,669,449	1,052
Materials 0.0%
Yara International A.S.A. ADR	19,050	587
Software & Services 0.1%
Opera Software A.S.A.	122,076	648

		9,778
Panama 0.0%

Transportation 0.0%
Copa Holdings S.A., Class A	14,110	572
Peru 0.1%

Banks 0.1%
Credicorp Ltd.	19,730	1,316
Portugal 0.1%

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A. *	126,978	891
Republic of Korea 1.1%

Automobiles & Components 0.1%
Kia Corp. *	62,400	778
Capital Goods 0.1%
Taewoong Co., Ltd.	13,888	991
Consumer Durables & Apparel 0.1%
Humax Co., Ltd.	60,903	816
Consumer Services 0.1%
MegaStudy Co., Ltd.	11,024	2,135
Diversified Financials 0.1%
KIWOOM Securities Co., Ltd.	29,811	1,399
Household & Personal Products 0.1%
LG Household & Health Care Ltd.	8,699	1,563
Insurance 0.1%
Samsung Fire & Marine Insurance Co., Ltd.	9,262	1,551
Media 0.1%
Woongjin Thinkbig Co., Ltd.	49,020	854

8

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	7,400	4,357
Software & Services 0.1%
NHN Corp. *	9,626	1,396
Technology Hardware & Equipment 0.1%
Digitech Systems Co., Ltd. *	41,613	859

		16,699
Russia 0.0%

Materials 0.0%
Mechel ADR	11,900	127
Singapore 3.0%

Capital Goods 0.3%
SembCorp Marine Ltd.	1,904,000	4,126
Energy 0.2%
Straits Asia Resources Ltd.	1,890,000	2,795
Food & Staples Retailing 0.2%
Olam International Ltd.	1,411,300	2,487
Food, Beverage & Tobacco 0.2%
Wilmar International Ltd.	635,000	2,637
Health Care Equipment & Services 0.2%
Parkway Holdings Ltd.	2,529,780	3,672
Real Estate 0.6%
Capitaland Ltd.	1,024,000	2,716
CapitaMall Trust	5,886,200	6,450

		9,166
Telecommunication Services 0.3%
StarHub Ltd.	3,322,000	5,169
Transportation 0.8%
SIA Engineering Co., Ltd.	1,903,000	3,475
Singapore Airport Terminal Services Ltd.	2,326,000	3,390
SMRT Corp., Ltd.	3,591,000	4,238

		11,103
Utilities 0.2%
Hyflux Ltd.	1,920,000	3,518

		44,673
South Africa 0.7%

Capital Goods 0.1%
Wilson Bayly Holmes-Ovcon Ltd.	66,901	971
Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	128,188	941
Materials 0.1%
Aquarius Platinum Ltd.	224,406	976
Media 0.1%
Naspers Ltd., Class N	101,100	3,018
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Aspen Pharmacare Holdings Ltd. *	123,842	950
Telecommunication Services 0.2%
MTN Group Ltd.	203,938	3,356

		10,212
Spain 1.8%

Capital Goods 0.1%
Abengoa S.A.	18,300	469
Construcciones Y Auxiliar De Ferrocarriles S.A.	1,918	859

		1,328
Commercial & Professional Supplies 0.4%
Prosegur, Compania de Seguridad S.A. — Reg’d	142,580	4,953
Energy 0.3%
Tecnicas Reunidas S.A.	95,448	4,735
Media 0.6%
Antena 3 de Television S.A.	105,156	1,034
Gestevision Telecinco S.A.	710,900	8,111

		9,145
Retailing 0.2%
Industria de Diseno Textil S.A.	55,399	2,981
Utilities 0.2%
EDP Renovaveis S.A. *	68,500	703
Enagas	9,400	186
Iberdrola Renovables S.A.	510,792	2,359

		3,248

		26,390
Sweden 1.3%

Capital Goods 0.8%
Assa Abloy AB, B Shares	535,600	8,834
Atlas Copco AB, B Shares	277,000	2,937

		11,771
Food, Beverage & Tobacco 0.0%
Swedish Match AB	28,400	541
Media 0.2%
Modern Times Group MTG AB, B Shares	56,820	2,123
Retailing 0.3%
Hennes & Mauritz AB, B Shares	66,951	3,990

		18,425
Switzerland 11.4%

Capital Goods 0.9%
ABB Ltd. — Reg’d *	161,700	2,955
Geberit AG — Reg’d	42,300	5,901

9

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Tyco International Ltd. *	153,000	4,624

		13,480
Commercial & Professional Supplies 0.9%
Adecco S.A. — Reg’d	229,000	11,035
SGS S.A. — Reg’d	1,653	1,953

		12,988
Consumer Durables & Apparel 1.5%
Compagnie Financiere Richemont S.A., Series A	542,600	13,333
Swatch Group AG	49,500	9,060

		22,393
Diversified Financials 2.0%
Credit Suisse Group AG — Reg’d	326,506	15,429
Partners Group Holding AG	16,614	1,750
UBS AG — Reg’d *	822,000	12,034

		29,213
Energy 2.3%
Noble Corp.	368,825	12,488
Transocean Ltd. *	153,346	12,220
Weatherford International Ltd. *	486,550	9,128

		33,836
Food, Beverage & Tobacco 1.3%
Lindt & Spruengli AG	39	77
Nestle S.A. — Reg’d	167,736	6,893
Nestle S.A. — Reg’d ADR	278,787	11,453

		18,423
Health Care Equipment & Services 0.1%
Sonova Holding AG — Reg’d	14,926	1,314
Straumann Holding AG- Reg’d	1,100	240

		1,554
Materials 0.7%
Givaudan S.A. — Reg’d	11,599	7,764
Sika AG	354	423
Syngenta AG — Reg’d	7,732	1,779

		9,966
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Actelion Ltd. — Reg’d *	24,200	1,335
Lonza Group AG — Reg’d	13,937	1,381
Novartis AG — Reg’d	196,100	8,960
Novartis AG ADR	80,275	3,662
Roche Holding AG	23,955	3,776

		19,114
Software & Services 0.0%
Temenos Group AG — Reg’d *	26,043	523
Transportation 0.4%
Kuehne & Nagel International AG — Reg’d	73,064	6,084

		167,574
Taiwan 1.2%

Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	473,000	911
Capital Goods 0.1%
Shin Zu Shing Co., Ltd.	320,606	1,721
Diversified Financials 0.1%
Yuanta Financial Holding Co., Ltd.	1,633,000	1,171
Materials 0.1%
Goldsun Development & Construction Co., Ltd.	1,677,800	917
Real Estate 0.1%
Huaku Development Co., Ltd.	344,000	843
Semiconductors & Semiconductor Equipment 0.2%
Kinsus Interconnect Technology Corp.	644,000	1,378
Radiant Opto-Electronics Corp.	1,073,260	1,556
Siliconware Precision Industries Co. ADR	47,500	322

		3,256
Technology Hardware & Equipment 0.5%
Catcher Technology Co., Ltd.	637,000	1,785
Coretronic Corp.	1,059,000	1,256
Everlight Electronics Co., Ltd.	228,000	636
HTC Corp.	108,000	1,473
Wistron Corp.	588,000	1,172
WPG Holdings Co., Ltd.	1,283,000	1,576
Young Fast Optoelectronics Co., Ltd.	18,000	190

		8,088

		16,907
Turkey 0.5%

Automobiles & Components 0.1%
Tofas Turk Otomobil Fabrikasi A/S	888,327	1,885
Banks 0.3%
Asya Katilim Bankasi A/S *	258,600	496
Turkiye Vakiflar Bankasi T.A.O., Class D *	1,395,147	2,945

		3,441
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	35,406	1,393

		6,719
United Kingdom 17.4%

Banks 0.7%
Barclays plc	630,980	3,207
Standard Chartered plc	291,933	6,931

		10,138
Capital Goods 3.2%
BAE Systems plc	349,088	1,790

10

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

BAE Systems plc ADR	33,850	690
Bodycote plc	1,462,433	3,489
Chemring Group plc	28,875	978
Chloride Group plc	3,538,502	8,412
Cobham plc	972,914	2,912
Cookson Group plc	286,798	1,491
Invensys plc	214,800	926
Rolls-Royce Group plc *	511,599	3,544
Spirax-Sarco Engineering plc	152,066	2,333
The Weir Group plc	1,247,845	11,396
Travis Perkins plc	193,441	2,633
Ultra Electronics Holdings plc	241,315	4,600
VT Group plc	171,452	1,346

		46,540
Commercial & Professional Supplies 1.6%
Aggreko plc	59,308	542
Babcock International Group plc	100,835	793
Capita Group plc	285,105	3,180
De La Rue plc	214,486	2,983
G4S plc	1,919,381	6,848
Intertek Group plc	85,265	1,480
Michael Page International plc	293,702	1,481
RPS Group plc	240,720	767
Serco Group plc	776,761	5,238

		23,312
Consumer Durables & Apparel 0.1%
The Berkeley Group Holdings plc *	62,656	865
Consumer Services 0.5%
Compass Group plc	1,051,000	5,665
Greene King plc	271,757	1,920

		7,585
Diversified Financials 1.0%
Aberdeen Asset Management plc	280,404	583
Ashmore Group plc	192,094	676
BlueBay Asset Management plc	217,738	883
Climate Exchange plc *	49,144	762
Man Group plc	305,100	1,410
Schroders plc	557,500	9,080
Tullett Prebon plc	326,998	1,942

		15,336
Energy 1.5%
Afren plc *	2,016,965	1,857
AMEC plc	160,873	1,894
BG Group plc	272,805	4,555
Cairn Energy plc *	42,860	1,714
Dana Petroleum plc *	68,232	1,561
Heritage Oil plc *	79,678	724
Petrofac Ltd.	191,463	2,398
Premier Oil plc *	128,815	2,661
Tullow Oil plc	289,833	4,782

		22,146
Food, Beverage & Tobacco 1.2%
British American Tobacco plc ADR	85,950	5,345
Britvic plc	61,201	349
Cadbury plc ADR	14,591	577
Diageo plc	480,300	7,487
Diageo plc ADR	57,150	3,565

		17,323
Health Care Equipment & Services 0.0%
Smith & Nephew plc	17,500	138
SSL International plc	35,199	333

		471
Household & Personal Products 0.3%
Reckitt Benckiser Group plc	93,641	4,499
Insurance 0.1%
Admiral Group plc	51,147	819
Amlin plc	230,894	1,282

		2,101
Materials 1.8%
Croda International plc	344,321	3,318
Johnson Matthey plc	16,700	394
Rexam plc	1,183,145	4,655
Rio Tinto plc ADR	54,200	9,083
Vedanta Resources plc	95,960	2,829
Victrex plc	572,447	6,228

		26,507
Media 1.6%
British Sky Broadcasting Group plc	1,565,831	14,280
Johnston Press plc *	2,955,100	754
Rightmove plc	275,400	1,921
Thomson Reuters plc	185,300	5,932

		22,887
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
GlaxoSmithKline plc	389,600	7,465
Retailing 1.2%
ASOS plc *	64,306	373
Mothercare plc	57,289	507
Next plc	116,253	3,315
Signet Jewelers Ltd.	547,401	12,095
The Carphone Warehouse Group plc	399,000	1,197

		17,487
Semiconductors & Semiconductor Equipment 0.2%
CSR plc *	337,070	2,405
Software & Services 0.3%
Autonomy Corp. plc *	188,299	3,698
Blinkx plc *	499,831	115
Micro Focus International plc	191,992	1,295

		5,108

11

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Technology Hardware & Equipment 1.5%
Halma plc	1,008,051	3,218
Laird plc	1,132,963	3,299
Rotork plc	707,813	10,542
Spectris plc	355,748	3,311
TT electronics plc	3,535,210	2,420

		22,790
Telecommunication Services 0.1%
Inmarsat plc	92,647	857
Utilities 0.0%
International Power plc	54,900	234

		256,056
United States 0.3%

Automobiles & Components 0.3%
Autoliv, Inc.	103,665	3,728

Total Common Stock (Cost $1,334,724)		1,384,861

Other Investment Companies 4.8% of net assets

India Fund, Inc.	8,600	268
iShares MSCI Emerging Markets Index Fund	354,000	12,645
State Street Institutional Liquid Reserves Fund — Institutional Class	56,909,423	56,909

Total Other Investment Companies (Cost $76,155)		69,822

Rights 0.1% of net assets

Germany 0.0%

Infineon Technologies AG *	98,900	102
United Kingdom 0.1%

Rexam plc *	430,234	618
United States 0.0%

India Fund, Inc. (c)*	8,600	5

Total Rights (Cost $—)		725

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.16%, 09/17/09 (a)	4,850	4,849

Total Short-Term Investments (Cost $4,849)		4,849

Corporate Bond 0.0% of net assets

Brazil 0.0%

Lupatech S.A.
6.50%, 04/15/18 (b)(c)	—	124

Total Corporate Bonds (Cost $118)		124

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $1,472,822 and the unrealized appreciation and depreciation were $155,685 and ($168,126), respectively, with a net unrealized depreciation of ($12,441).
At 07/31/09, the values of certain foreign securities held by the fund aggregating $1,110,068 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Illiquid security. At the period end, the value of these amounted to $26,090 or 1.8% of net assets.

(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt

BDR —	Brazilian depositary receipt

CVA —	Dutch Certificate

Reg’d —	Registered

REIT —	Real Estate Investment Trust

SDR —	Swedish Depositary Receipt

In addition to the above the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

Russell 2000 Mini Index, Long, expires 09/18/09	440	24,460	2,556
S & P 500 Mini Index, Long, expires 09/18/09	295	14,520	720

Net unrealized gains			3,276

12

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

		Amount		Amount
		of		of
	Currency	Currency	Currency	Currency	Unrealized
Expiration	to be	to be	to be	to be	Gains /
Date	Received	Received	Delivered	Delivered	Losses

Forward Foreign Currency Contracts

08/06/2009	AUD	622	USD	520	5
03/03/2010	USD	6,389	JPY	603,000	(139)
08/03/2009	USD	447	ZAR	3,469	(2)
08/04/2009	USD	164	ZAR	1,271	(2)
03/03/2010	USD	7,508	CHF	8,000	(574)
06/04/2010	USD	11,665	CHF	12,400	57

Total net unrealized losses on Forward Foreign Currency Contracts					(655)

Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$—	$789,444	$—	$789,444
Australia
Materials	14,418	8,949	—	23,367
Transportation	177	—	—	177

Bermuda — (a)	9,058	—	—	9,058

Brazil — (a)	24,983	—	—	24,983

Canada — (a)	77,410	—	—	77,410

Cayman Islands
Capital Goods	1,996	2,062	—	4,058
Consumer Durables & Apparel	1,015	—	—	1,015

13

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

China
Consumer Services	2,418	—	—	2,418
Household & Personal Products	796	1,750	—	2,546
Materials	1,716	10,478	—	12,194
Software & Services	3,484	2,192	—	5,676

France — (a)	883	97,164	—	98,047

Germany
Materials	5,152	9,302	—	14,454
Utilities	2,608	—	—	2,608

Hong Kong — (a)	1,096	40,308	—	41,404

Ireland — (a)	1,523	22,317	—	23,840

Israel — (a)	1,951	887	—	2,838

Luxembourg
Energy	7,208	1,984	—	9,192
Telecommunication Services	759	—	—	759

Mexico — (a)	15,191	—	—	15,191

Netherlands
Energy	12,319	2,501	—	14,820
Food, Beverage & Tobacco	1,603	—	—	1,603

Norway — (a)	587	9,191	—	9,778

Panama — (a)	572	—	—	572
Peru — (a)	1,316	—	—	1,316
Russia — (a)	127			127

Switzerland
Capital Goods	4,624	8,856	—	13,480
Energy	33,836	—	—	33,836
Food, Beverage & Tobacco	11,453	6,970	—	18,423
Pharmaceuticals, Biotechnology & Life Sciences	3,662	15,452	—	19,114

Taiwan
Semiconductors & Semiconductor Equipment	322	2,934	—	3,256

United Kingdom
Capital Goods	690	45,850	—	46,540
Food, Beverage & Tobacco	9,487	7,836	—	17,323
Materials	9,083	17,424	—	26,507
Retailing	11,270	6,217	—	17,487

Other Investment Companies — (a)	69,822	—	—	69,822
Rights
Germany	102	—	—	102
United Kingdom	618	—	—	618
United States	—	—	5	5
Short-Term Investment — (a)	—	4,849	—	4,849
Corporate Bonds — (a)	—	—	124	124

Total	$345,335	$1,114,917	$129	$1,460,381

Other Financial instruments
Futures Contracts *	3,276	—	—	3,276
Forward Foreign Currency Contracts *	62	—	—	62

14

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
LIABILITIES VALUATION INPUT

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Forward Foreign Currency Contracts *	$717	$—	$—	$717

Total	$717	$—	$—	$717

*	Futures and Forward Foreign Currency Contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

				Change in		Net	Balance
		Accrued		Unrealized	Net	Transfers	as of
	Balance as of	Discounts	Realized	Appreciation	Purchases	in and/or	July 31,
Investments in Securities	October 31, 2008	(Premiums)	Gain (Loss)	(Depreciation)	(Sales)	out	2009

Common Stock
United Kindgom
Capital Goods	$—	$—	$—	$100	$(100)	$—	$—
Rights
United States	—	—	—	$5	—	—	$5
Corporate Bond
Brazil	—	—	—	6	118	—	124

Total	$—	$—	$—	$111	$18	$—	$129

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
The Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in futures foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.
As with futures, forwards involve certain risks that are not fully reflected in the Fund’s financial statements. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the Fund could sustain a loss.

15

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
REG46830JUL09 — 00

16

Schwab Capital Trust
Schwab Balanced FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.0%	Other Investment Companies	96,230	83,982

100.0%	Total Investments	96,230	83,982
0.0%	Other Assets and Liabilities		33

100.0%	Net Assets		84,015

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 100.0% of net assets

Equity Funds 64.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	1,704,854	15,804
Schwab Core Equity Fund (a)	2,807,654	38,240

		54,044
Fixed-Income Funds 35.4%
Schwab Total Bond Market Fund (a)	3,329,965	29,670

Money Fund 0.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	267,677	268

Total Other Investment Companies (Cost $96,230)		83,982

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $97,438, and the unrealized appreciation and depreciation were $0 and ($13,456), respectively, with a net unrealized depreciation of ($13,456).
(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Balanced Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies — (a)	$83,982	$—	$—	$83,982

Total	$83,982	$—	$—	$83,982

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46831JUL09 — 00

2

Schwab Capital Trust
Laudus Small-Cap MarketMasters FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.3%	Common Stock	300,887	324,603
1.7%	Foreign Common Stock	6,067	5,963
2.8%	Other Investment Company	9,666	9,666
1.0%	Short-Term Investment	3,379	3,379

99.8%	Total Investments	319,999	343,611
0.2%	Other Assets and Liabilities		564

100.0%	Net Assets		344,175

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 94.3% of net assets

Automobiles & Components 0.7%
WABCO Holdings, Inc.	63,000	1,197
Winnebago Industries, Inc.	126,405	1,330

		2,527
Banks 3.1%
Bank of the Ozarks, Inc.	99,620	2,518
First Horizon National Corp. *	63,342	812
Glacier Bancorp, Inc.	98,556	1,535
Hudson City Bancorp, Inc.	68,400	962
KeyCorp	143,500	829
New York Community Bancorp, Inc.	103,446	1,132
People’s United Financial, Inc.	74,996	1,219
SunTrust Banks, Inc.	5,400	105
Synovus Financial Corp.	96,940	340
TCF Financial Corp.	80,690	1,141

		10,593
Capital Goods 5.2%
Alliant Techsystems, Inc. *	11,495	905
Argon ST, Inc. *	58,434	1,117
Dover Corp.	39,600	1,347
DynCorp International, Inc., Class A *	24,800	504
EMCOR Group, Inc. *	101,333	2,444
Energy Conversion Devices, Inc. *	37,872	539
General Cable Corp. *	72,044	2,793
HEICO Corp.	18,000	665
Hexcel Corp. *	153,500	1,567
Jacobs Engineering Group, Inc. *	19,607	803
Joy Global, Inc.	38,400	1,428
Polypore International, Inc. *	47,900	591
Rockwell Collins, Inc.	31,800	1,342
SPX Corp.	25,860	1,366
The Middleby Corp. *	12,900	631

		18,042
Commercial & Professional Supplies 2.9%
Clean Harbors, Inc. *	18,500	965
Cornell Cos., Inc. *	42,330	725
EnergySolutions, Inc.	433,500	3,732
FTI Consulting, Inc. *	13,200	718
Healthcare Services Group, Inc.	34,000	635
ICF International, Inc. *	18,500	479
Tetra Tech, Inc. *	16,900	509
The Advisory Board Co. *	59,059	1,511
The Geo Group, Inc. *	32,120	578

		9,852
Consumer Durables & Apparel 3.3%
Carter’s, Inc. *	68,920	1,953
Columbia Sportswear Co.	28,500	1,009
Fuqi International, Inc. *	29,900	724
Jarden Corp. *	25,300	624
Lennar Corp., Class A	58,600	694
M.D.C. Holdings, Inc.	68,942	2,429
Pool Corp.	77,102	1,821
Snap-on, Inc.	22,215	792
The Warnaco Group, Inc. *	17,600	639
Toll Brothers, Inc. *	34,200	669

		11,354
Consumer Services 4.1%
Ameristar Casinos, Inc.	29,300	548
BJ’s Restaurants, Inc. *	147,880	2,378
Burger King Holdings, Inc.	66,500	1,132
Capella Education Co. *	12,000	772
Choice Hotels International, Inc.	67,141	1,870
Corinthian Colleges, Inc. *	162,047	2,502
Domino’s Pizza, Inc. *	288,626	2,372
Isle of Capri Casinos, Inc. *	32,100	382
Lincoln Educational Services Corp. *	37,100	755
Marriott International, Inc., Class A	37,674	811
Royal Caribbean Cruises Ltd.	50,400	732

		14,254
Diversified Financials 3.5%
Dollar Financial Corp. *	38,900	611
Federated Investors, Inc., Class B	57,300	1,486
GAMCO Investors, Inc., Class A	43,066	1,966
GFI Group, Inc.	62,453	403
Janus Capital Group, Inc.	226,152	3,089
Knight Capital Group, Inc., Class A *	84,560	1,570
Raymond James Financial, Inc.	109,340	2,244
Teton Advisors, Inc. (a)(c)*	1,198	—

1

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Waddell & Reed Financial, Inc., Class A	29,400	834

		12,203
Energy 7.8%
Alpha Natural Resources, Inc. *	41,110	1,369
Arena Resources, Inc. *	28,560	932
Bill Barrett Corp. *	67,908	2,145
Cameron International Corp. *	36,500	1,140
CARBO Ceramics, Inc.	62,500	2,606
Concho Resources, Inc. *	28,600	878
CONSOL Energy, Inc.	20,500	728
Global Industries Ltd. *	337,500	2,305
Holly Corp.	83,894	1,784
Hornbeck Offshore Services, Inc. *	23,476	511
Murphy Oil Corp.	23,050	1,342
Oceaneering International, Inc. *	37,500	1,910
Petrohawk Energy Corp. *	62,700	1,522
Pioneer Natural Resources Co.	26,153	747
TETRA Technologies, Inc. *	273,500	2,109
Unit Corp. *	49,800	1,578
Weatherford International Ltd. *	72,400	1,358
Willbros Group, Inc. *	135,871	1,874
		26,838
Food & Staples Retailing 1.1%
United Natural Foods, Inc. *	133,578	3,611
Food, Beverage & Tobacco 3.4%
H.J. Heinz Co.	28,600	1,100
Lance, Inc.	83,798	2,124
Molson Coors Brewing Co., Class B	27,700	1,252
The Hain Celestial Group, Inc. *	193,000	3,206
The J.M. Smucker Co.	29,200	1,461
TreeHouse Foods, Inc. *	74,835	2,428

		11,571
Health Care Equipment & Services 10.6%
Air Methods Corp. *	18,300	538
Align Technology, Inc. *	90,996	993
Allscripts-Misys Healthcare Solutions, Inc.	182,500	3,144
Analogic Corp.	117,152	4,441
Beckman Coulter, Inc.	12,000	756
Cerner Corp. *	20,600	1,341
Edwards Lifesciences Corp. *	13,800	903
Emergency Medical Services Corp., Class A *	17,800	697
Greatbatch, Inc. *	125,000	2,755
Health Management Associates, Inc., Class A *	358,424	2,161
HMS Holdings Corp. *	13,700	526
ICU Medical, Inc. *	13,100	510
IMS Health, Inc.	178,500	2,142
Inverness Medical Innovations, Inc. *	15,000	505
IPC The Hospitalist Co. *	29,300	816
MedAssets, Inc. *	36,700	686
MEDNAX, Inc. *	13,100	607
NuVasive, Inc. *	18,600	770
PSS World Medical, Inc. *	17,400	352
Psychiatric Solutions, Inc. *	30,400	821
Sirona Dental Systems, Inc. *	30,000	780
SXC Health Solutions Corp. *	26,100	771
Teleflex, Inc.	46,480	2,229
Thoratec Corp. *	95,000	2,388
Universal Health Services, Inc., Class B	35,816	1,992
VCA Antech, Inc. *	18,100	463
Wright Medical Group, Inc. *	178,500	2,485

		36,572
Household & Personal Products 2.0%
NBTY, Inc. *	94,731	3,429
WD-40 Co.	111,500	3,371

		6,800
Insurance 1.8%
Arch Capital Group Ltd. *	31,954	1,987
Assurant, Inc.	36,410	929
Markel Corp. *	7,039	2,221
PartnerRe Ltd.	14,600	1,002

		6,139
Materials 3.5%
Brush Engineered Materials, Inc. *	111,500	2,378
Commercial Metals Co.	80,500	1,331
Cytec Industries, Inc.	63,350	1,590
International Flavors & Fragrances, Inc.	42,900	1,513
Landec Corp. *	147,500	932
Minerals Technologies, Inc.	43,000	1,869
Pactiv Corp. *	52,500	1,322
Schnitzer Steel Industries, Inc., Class A	18,125	975

		11,910
Media 1.3%
DreamWorks Animation SKG, Inc., Class A *	36,500	1,150
Gannett Co., Inc.	248,898	1,742
Morningstar, Inc. *	32,803	1,453

		4,345
Pharmaceuticals, Biotechnology & Life Sciences 5.2%
Alexion Pharmaceuticals, Inc. *	16,600	731
Alkermes, Inc. *	306,500	3,163
Isis Pharmaceuticals, Inc. *	28,300	517
King Pharmaceuticals, Inc. *	120,500	1,093
Onyx Pharmaceuticals, Inc. *	13,300	478
Perrigo Co.	133,216	3,616
Pharmaceutical Product Development, Inc.	82,685	1,717
Regeneron Pharmaceuticals, Inc. *	24,600	527
Salix Pharmaceuticals Ltd. *	229,500	2,795
Seattle Genetics, Inc. *	40,300	486
Thermo Fisher Scientific, Inc. *	27,800	1,259

2

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

United Therapeutics Corp. *	17,858	1,654

		18,036
Real Estate 2.5%
LaSalle Hotel Properties	123,968	1,848
Redwood Trust, Inc.	132,480	2,153
The St. Joe Co. *	79,000	2,225
Washington Real Estate Investment Trust	98,754	2,527

		8,753
Retailing 5.0%
1-800-FLOWERS.COM, Inc., Class A *	433,000	1,039
Aaron’s, Inc.	71,722	1,970
Abercrombie & Fitch Co., Class A	37,200	1,064
American Eagle Outfitters, Inc.	78,100	1,124
bebe stores, Inc.	264,500	1,923
Bed Bath & Beyond, Inc. *	30,100	1,046
Blue Nile, Inc. *	26,076	1,205
CarMax, Inc. *	176,391	2,845
hhgregg, Inc. *	40,300	739
Lumber Liquidators, Inc. *	28,353	466
Macy’s, Inc.	81,024	1,127
Tractor Supply Co. *	57,800	2,773

		17,321
Semiconductors & Semiconductor Equipment 5.9%
Analog Devices, Inc.	52,300	1,431
Broadcom Corp., Class A *	56,300	1,589
Cymer, Inc. *	32,500	1,112
FEI Co. *	86,000	2,107
Hittite Microwave Corp. *	15,000	527
Kopin Corp. *	561,400	2,229
Maxim Integrated Products, Inc.	97,775	1,733
Netlogic Microsystems, Inc. *	15,800	628
ON Semiconductor Corp. *	81,100	592
Semtech Corp. *	45,900	844
Silicon Image, Inc. *	843,000	2,065
Silicon Laboratories, Inc. *	16,300	698
Ultratech, Inc. *	312,500	3,722
Varian Semiconductor Equipment Associates, Inc. *	28,800	923

		20,200
Software & Services 14.1%
Aspen Technology, Inc. *	362,500	3,589
Blackboard, Inc. *	65,941	2,240
Constant Contact, Inc. *	26,000	588
FactSet Research Systems, Inc.	37,929	2,151
Fair Isaac Corp.	149,000	2,859
Global Cash Access Holdings, Inc. *	98,200	884
Global Payments, Inc.	44,800	1,895
Informatica Corp. *	36,500	671
Lionbridge Technologies, Inc. *	378,972	834
LivePerson, Inc. *	92,700	372
Nuance Communications, Inc. *	48,170	636
Parametric Technology Corp. *	250,000	3,228
Perfect World Co., Ltd. ADR *	15,600	558
Perficient, Inc. *	171,000	1,262
Quality Systems, Inc.	52,858	2,901
RightNow Technologies, Inc. *	246,433	2,967
Rovi Corp. *	29,600	774
Solera Holdings, Inc. *	18,400	496
Symyx Technologies, Inc. *	261,500	1,812
Taleo Corp., Class A *	38,000	665
TeleTech Holdings, Inc. *	86,500	1,446
The Ultimate Software Group, Inc. *	35,900	919
THQ, Inc. *	125,100	839
TIBCO Software, Inc. *	408,500	3,566
ValueClick, Inc. *	351,222	4,039
VASCO Data Security International, Inc. *	199,831	1,499
Vocus, Inc. *	36,775	619
Websense, Inc. *	279,610	4,138

		48,447
Technology Hardware & Equipment 3.6%
3PAR, Inc. *	133,427	1,280
Acme Packet, Inc. *	43,860	440
Agilent Technologies, Inc. *	53,900	1,251
Avnet, Inc. *	43,400	1,059
DG Fastchannel, Inc. *	31,900	670
F5 Networks, Inc. *	71,921	2,670
L-1 Identity Solutions, Inc. *	260,445	2,050
Palm, Inc. *	33,900	533
QLogic Corp. *	29,593	386
Riverbed Technology, Inc. *	21,200	424
SeaChange International, Inc. *	98,976	906
Starent Networks Corp. *	22,500	539

		12,208
Telecommunication Services 0.8%
Cbeyond, Inc. *	152,949	2,144
Neutral Tandem, Inc. *	24,700	766

		2,910
Transportation 1.6%
AirTran Holdings, Inc. *	214,409	1,553
Arkansas Best Corp.	40,000	1,139
Forward Air Corp.	89,327	2,066
Old Dominion Freight Line, Inc. *	24,000	855

		5,613
Utilities 1.3%
Consolidated Edison, Inc.	24,485	964
Hawaiian Electric Industries, Inc.	52,235	934
PG&E Corp.	30,500	1,231
Wisconsin Energy Corp.	32,000	1,375

		4,504

Total Common Stock (Cost $300,887)		324,603

3

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Foreign Common Stock 1.7% of net assets

Bermuda 0.8%

Consumer Services 0.4%
Orient-Express Hotels Ltd., Class A	139,500	1,235
Diversified Financials 0.3%
Invesco Ltd.	59,905	1,183
Software & Services 0.1%
VistaPrint Ltd. *	12,200	503

		2,921
Singapore 0.4%

Semiconductors & Semiconductor Equipment 0.4%
Verigy Ltd. *	98,157	1,305
United Kingdom 0.5%

Insurance 0.5%
Willis Group Holdings, Ltd.	69,703	1,737

Total Foreign Common Stock (Cost $6,067)		5,963

Other Investment Company 2.8% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	9,665,609	9,666

Total Other Investment Companies (Cost $9,666)		9,666

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.0% of net assets

U.S. Treasury Obligation 1.0%
U.S. Treasury Bill 0.16%, 09/17/09 (b)	3,380	3,379

Total Short-Term Investment (Cost $3,379)		3,379

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $330,693, and the unrealized appreciation and depreciation were $36,522 and ($23,604), respectively, with a net appreciation of $12,918.

*	Non-income producing security.

(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
ADR – American Depositary Receipt
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

Russell 2000 Mini Index, Long, expires 09/18/09	115	6,393	457
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

4

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$324,603	$—	$—	$324,603

Foreign Common Stock — (a)	5,963	—	—	5,963

Other Investment Company — (a)	9,666	—	—	9,666
Short-Term Investment — (a)	—	3,379	—	3,379

Total	$340,232	$3,379	$—	$343,611

Other Finanical Instruments Futures Contracts *	$457	$—	$—	$457

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.

5

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
REG46829JUL09 — 00

6

Schwab Capital Trust
Schwab International Index Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.4%	Common Stock	1,033,565	1,263,221
0.2%	Preferred Stock	3,232	2,186
—%	Rights	—	—
—%	Warrants	14	8
0.8%	Other Investment Company	9,896	10,586
0.3%	Short-Term Investment	4,301	4,301

99.7%	Total Investments	1,051,008	1,280,302
0.3%	Other Assets and Liabilities, Net		3,324

100.0%	Total Net Assets		1,283,626

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.4% of net assets

Australia 6.5%

Banks 2.2%
Australia & New Zealand Banking Group Ltd.	340,769	5,264
Commonwealth Bank of Australia	232,449	8,236
National Australia Bank Ltd.	311,210	6,316
Westpac Banking Corp.	478,668	8,620

		28,436
Commercial & Professional Supplies 0.1%
Brambles Ltd.	230,929	1,155
Diversified Financials 0.1%
Macquarie Group Ltd.	41,564	1,527
Energy 0.5%
Origin Energy Ltd.	135,541	1,642
Santos Ltd.	88,626	1,079
Woodside Petroleum Ltd.	73,798	2,828

		5,549
Food & Staples Retailing 0.6%
Wesfarmers Ltd.	151,650	3,267
Woolworths Ltd.	204,030	4,633

		7,900
Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	345,984	1,555
Insurance 0.4%
AMP Ltd.	338,260	1,583
QBE Insurance Group Ltd.	163,842	2,667
Suncorp-Metway Ltd.	148,012	878

		5,128
Materials 1.7%
BHP Billiton Ltd.	551,567	17,404
Newcrest Mining Ltd.	74,314	1,875
Rio Tinto Ltd.	47,036	2,371

		21,650
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	90,137	2,288
Real Estate 0.2%
Westfield Group	294,774	2,779
Telecommunication Services 0.4%
Telstra Corp., Ltd.	1,741,441	5,135

		83,102
Austria 0.2%

Banks 0.1%
Erste Group Bank AG	33,336	1,162
Energy 0.1%
OMV AG
	25,065	995
Telecommunication Services 0.0%
Telekom Austria AG	54,842	837

		2,994
Belgium 0.7%

Banks 0.2%
Dexia S.A. *	190,576	1,492
KBC GROEP N.V. *	34,679	739

		2,231
Diversified Financials 0.2%
Fortis *	391,801	1,506
Groupe Bruxelles Lambert S.A.	13,694	1,084

		2,590
Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	86,699	3,440
Materials 0.1%
Solvay S.A.	9,124	894

		9,155
Canada 9.6%

Banks 2.7%
Bank of Montreal	82,275	4,126
Bank of Nova Scotia	162,452	6,925
Canadian Imperial Bank of Commerce	62,110	3,823
National Bank of Canada	26,629	1,436
Royal Bank of Canada	223,468	10,638

1

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

The Toronto-Dominion Bank	135,532	7,940

		34,888
Capital Goods 0.1%
Bombardier, Inc., Class B	239,456	849
Energy 2.7%
Cameco Corp.	53,209	1,462
Canadian Natural Resources Ltd.	86,888	5,223
Canadian Oil Sands Trust	77,547	1,952
Enbridge, Inc.	59,980	2,321
EnCana Corp.	120,062	6,440
Husky Energy, Inc.	41,610	1,224
Imperial Oil Ltd.	41,159	1,649
Nexen, Inc.	83,274	1,726
Petro-Canada	78,634	3,248
Suncor Energy, Inc.	150,448	4,866
Talisman Energy, Inc.	164,142	2,537
TransCanada Corp.	97,982	2,787

		35,435
Food & Staples Retailing 0.1%
Shoppers Drug Mart Corp.	35,376	1,478
Insurance 0.9%
Manulife Financial Corp.	259,097	6,292
Power Corp. of Canada	55,503	1,558
Power Financial Corp.	29,666	861
Sun Life Financial, Inc.	92,057	3,146

		11,857
Materials 1.7%
Agnico-Eagle Mines Ltd.	22,340	1,311
Agrium, Inc.	25,529	1,173
Barrick Gold Corp.	140,921	4,921
Goldcorp, Inc.	118,151	4,489
Kinross Gold Corp.	109,791	2,166
Potash Corp. of Saskatchewan, Inc.	48,480	4,517
Teck Resources Ltd., Class B *	72,800	1,916
Yamana Gold, Inc.	109,204	1,041

		21,534
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	78,429	1,648
Technology Hardware & Equipment 0.5%
Research In Motion Ltd. *	78,948	5,996
Telecommunication Services 0.4%
BCE, Inc.	129,949	2,983
Rogers Communications, Inc., Class B	86,778	2,411

		5,394
Transportation 0.4%
Canadian National Railway Co.	74,978	3,646
Canadian Pacific Railway Ltd.	25,153	1,119

		4,765

		123,844
Denmark 0.7%

Banks 0.1%
Danske Bank A/S *	90,729	1,883
Capital Goods 0.1%
Vestas Wind Systems A/S *	29,397	2,069
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, Class B	79,293	4,640
Transportation 0.1%
AP Moller — Maersk A/S, Series B	168	1,046

		9,638
Finland 0.8%

Materials 0.1%
UPM-Kymmene Oyj	83,482	875
Technology Hardware & Equipment 0.6%
Nokia Corp.	613,039	8,243
Utilities 0.1%
Fortum Oyj	67,873	1,573

		10,691
France 10.4%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, Class B	23,759	1,715
Renault S.A. *	30,704	1,305

		3,020
Banks 1.5%
BNP Paribas	146,042	10,604
Credit Agricole S.A.	142,815	2,034
Societe Generale	94,237	6,042

		18,680
Capital Goods 1.2%
Alstom S.A.	32,032	2,200
Bouygues S.A.	37,426	1,590
Compagnie de Saint-Gobain	63,235	2,557
Schneider Electric S.A.	40,323	3,661
Vallourec S.A.	8,759	1,152
Vinci S.A.	79,508	4,047

		15,207
Consumer Durables & Apparel 0.4%
Hermes International	12,189	1,832
LVMH Moet Hennessy Louis Vuitton S.A.	41,709	3,763

		5,595
Consumer Services 0.1%
Accor S.A.	29,767	1,271

2

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Energy 1.6%
Total S.A.	379,677	21,057
Food & Staples Retailing 0.3%
Carrefour S.A.	83,527	3,917
Food, Beverage & Tobacco 0.5%
DANONE S.A.	82,460	4,414
Pernod Ricard S.A.	30,146	2,339

		6,753
Health Care Equipment & Services 0.1%
Essilor International S.A.	32,662	1,810
Household & Personal Products 0.3%
L’Oreal S.A.	40,141	3,481
Insurance 0.5%
AXA S.A.	287,595	6,071
Materials 0.5%
Air Liquide S.A.	42,011	4,388
Lafarge S.A.	21,107	1,525

		5,913
Media 0.4%
Vivendi	187,793	4,814
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi-Aventis	165,635	10,837
Real Estate 0.2%
Unibail-Rodamco	13,257	2,316
Retailing 0.1%
PPR	12,173	1,356
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	358,710	994
Telecommunication Services 0.6%
France Telecom S.A.	304,264	7,589
Utilities 1.0%
Electricite de France	44,531	2,205
GDF Suez	225,749	8,625
Veolia Environnement	57,387	1,973

		12,803

		133,484
Germany 8.2%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	52,349	2,416
Daimler AG — Reg’d	155,304	7,197
Volkswagen AG	13,893	4,985

		14,598
Banks 0.1%
Commerzbank AG *	104,904	822
Capital Goods 1.0%
MAN SE	16,017	1,106
Siemens AG — Reg’d	146,478	11,673

		12,779
Consumer Durables & Apparel 0.1%
Adidas AG	31,178	1,316
Diversified Financials 0.6%
Deutsche Bank AG — Reg’d	92,335	5,967
Deutsche Boerse AG	30,300	2,398

		8,365
Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	29,500	1,355
Insurance 0.9%
Allianz SE — Reg’d	72,500	7,158
Muenchener Rueckversicherungs-Gesellschaft AG — Reg’d	33,094	5,009

		12,167
Materials 1.0%
BASF SE	148,324	7,419
K&S AG	21,600	1,209
Linde AG	22,986	2,167
ThyssenKrupp AG	54,528	1,675

		12,470
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG	123,306	7,557
Merck KGaA	10,200	948

		8,505
Software & Services 0.5%
SAP AG	137,740	6,487
Telecommunication Services 0.5%
Deutsche Telekom AG — Reg’d.	477,162	6,122
Transportation 0.2%
Deutsche Post AG — Reg’d	130,927	2,069
Utilities 1.4%
E.ON AG	320,551	12,112
RWE AG	70,676	5,962

		18,074

		105,129
Greece 0.3%

Banks 0.3%
Alpha Bank A.E. *	57,197	753
National Bank of Greece S.A. *	67,942	1,979
Piraeus Bank S.A. *	56,619	673

		3,405
Hong Kong 1.7%

Banks 0.1%
Hang Seng Bank Ltd.	116,736	1,893
Capital Goods 0.2%
Hutchison Whampoa Ltd.	337,370	2,522

3

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Diversified Financials 0.3%
Hong Kong Exchanges & Clearing Ltd.	174,018	3,268
Real Estate 0.6%
Cheung Kong (Holdings) Ltd.	232,628	2,998
Sun Hung Kai Properties Ltd.	242,604	3,683
Swire Pacific Ltd., Class A	122,890	1,379

		8,060
Retailing 0.1%
Esprit Holdings Ltd.	171,000	1,231
Utilities 0.4%
CLP Holdings Ltd.	308,580	2,097
Hong Kong & China Gas Co., Ltd.	645,200	1,442
Hongkong Electric Holdings Ltd.	211,000	1,163

		4,702

		21,676
Ireland 0.3%

Banks 0.0%
Allied Irish Banks plc	138,658	345
Materials 0.2%
CRH plc	87,100	2,096
Media 0.1%
WPP plc	204,396	1,577

		4,018
Italy 3.0%

Automobiles & Components 0.1%
Fiat S.p.A. *	117,783	1,307
Banks 1.2%
Banca Monte dei Paschi di Siena S.p.A.	595,701	1,118
Banco Popolare Societa Cooperativa *	97,904	791
Intesa Sanpaolo *	1,447,569	5,382
UniCredit S.p.A. *	2,550,659	7,443
Unione di Banche Italiane S.c.p.A.	102,112	1,426

		16,160
Energy 0.7%
Eni S.p.A.	398,855	9,320
Insurance 0.4%
Assicurazioni Generali S.p.A.	202,514	4,616
Telecommunication Services 0.2%
Telecom Italia S.p.A.	1,629,658	2,551
Utilities 0.4%
Enel S.p.A.	919,609	4,998

		38,952
Japan 16.8%

Automobiles & Components 2.5%
Bridgestone Corp.	95,657	1,655
Denso Corp.	74,500	2,186
Honda Motor Co., Ltd.	246,739	7,890
Nissan Motor Co., Ltd.	337,196	2,447
Toyota Motor Corp.	427,803	17,956

		32,134
Banks 1.8%
Mitsubishi UFJ Financial Group, Inc.	1,671,009	10,205
Mizuho Financial Group, Inc.	1,795,634	4,128
Resona Holdings, Inc.	88,700	1,303
Sumitomo Mitsui Financial Group, Inc.	127,746	5,438
The Bank of Yokohama Ltd.	202,000	1,091
The Sumitomo Trust & Banking Co., Ltd.	268,950	1,466

		23,631
Capital Goods 1.9%
Asahi Glass Co., Ltd.	156,000	1,349
Daikin Industries Ltd.	41,300	1,491
Fanuc Ltd.	29,300	2,394
Itochu Corp.	216,000	1,607
Komatsu Ltd.	140,609	2,283
Mitsubishi Corp.	224,000	4,448
Mitsubishi Electric Corp.	303,000	2,208
Mitsubishi Heavy Industries Ltd.	547,000	2,180
Mitsui & Co., Ltd.	265,000	3,302
Sumitomo Corp.	183,000	1,801
Sumitomo Electric Industries Ltd.	116,900	1,450

		24,513
Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	94,000	1,372
Secom Co., Ltd.	33,500	1,430

		2,802
Consumer Durables & Apparel 0.9%
Nikon Corp.	55,000	1,099
Panasonic Corp.	304,912	4,819
Sharp Corp.	130,785	1,446
Sony Corp.	160,500	4,474

		11,838
Diversified Financials 0.4%
Daiwa Securities Group, Inc.	206,045	1,209
Nomura Holdings, Inc.	319,000	2,795
ORIX Corp.	14,000	881

		4,885
Food & Staples Retailing 0.3%
Aeon Co., Ltd.	106,200	1,030

4

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Seven & i Holdings Co., Ltd.	122,203	2,863

		3,893
Food, Beverage & Tobacco 0.4%
Asahi Breweries Ltd.	63,000	1,001
Japan Tobacco, Inc.	732	2,115
Kirin Holdings Co., Ltd.	136,000	2,026

		5,142
Health Care Equipment & Services 0.1%
Terumo Corp.	25,000	1,267
Household & Personal Products 0.2%
Kao Corp.	78,619	1,784
Shiseido Co., Ltd.	53,000	864

		2,648
Insurance 0.6%
Mitsui Sumitomo Insurance Group Holdings, Inc.	66,562	1,700
Sompo Japan Insurance, Inc.	140,000	925
T&D Holdings, Inc.	35,000	1,021
Tokio Marine Holdings, Inc.	121,999	3,517

		7,163
Materials 0.9%
JFE Holdings, Inc.	81,000	3,241
Nippon Steel Corp.	870,000	3,463
Shin-Etsu Chemical Co., Ltd.	57,560	3,087
Sumitomo Metal Industries Ltd.	542,000	1,342

		11,133
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	71,370	2,711
Daiichi Sankyo Co., Ltd.	100,500	1,813
Eisai Co., Ltd.	40,000	1,419
Shionogi & Co., Ltd.	56,000	1,150
Takeda Pharmaceutical Co., Ltd.	110,900	4,468

		11,561
Real Estate 0.5%
Mitsubishi Estate Co., Ltd.	187,502	3,112
Mitsui Fudosan Co., Ltd.	131,777	2,413
Sumitomo Realty & Development Co., Ltd.	70,000	1,436

		6,961
Retailing 0.1%
Yamada Denki Co., Ltd.	14,000	874
Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	26,500	1,381
Software & Services 0.4%
Nintendo Co., Ltd.	17,239	4,632
Technology Hardware & Equipment 1.8%
Canon, Inc.	178,995	6,635
FUJIFILM Holdings Corp.	72,811	2,341
Fujitsu Ltd.	302,000	1,975
Hitachi Ltd.	501,079	1,679
Hoya Corp.	66,507	1,598
Keyence Corp.	6,200	1,221
Kyocera Corp.	26,600	2,134
Murata Manufacturing Co., Ltd.	31,574	1,538
NEC Corp. *	303,000	1,058
Ricoh Co., Ltd.	94,000	1,224
Toshiba Corp.	453,178	2,000

		23,403
Telecommunication Services 1.1%
KDDI Corp.	480	2,539
Nippon Telegraph & Telephone Corp.	133,478	5,510
NTT DoCoMo, Inc.	2,404	3,472
SOFTBANK Corp.	120,200	2,546

		14,067
Transportation 0.5%
Central Japan Railway Co.	268	1,612
East Japan Railway Co.	54,760	3,129
Mitsui O.S.K. Lines Ltd.	175,000	1,062
West Japan Railway Co.	273	870

		6,673
Utilities 1.2%
Chubu Electric Power Co., Inc.	102,100	2,459
Kyushu Electric Power Co., Inc.	64,493	1,388
Osaka Gas Co., Ltd.	298,000	992
The Kansai Electric Power Co., Inc.	116,000	2,591
The Tokyo Electric Power Co., Inc.	181,890	4,657
Tohoku Electric Power Co., Inc.	72,800	1,515
Tokyo Gas Co., Ltd.	363,201	1,331

		14,933

		215,534
Luxembourg 0.4%

Materials 0.4%
ArcelorMittal	133,898	4,826
Netherlands 2.7%

Capital Goods 0.4%
European Aeronautic Defence & Space Co.	61,252	1,169
Koninklijke (Royal) Philips Electronics N.V.	156,362	3,559

		4,728
Diversified Financials 0.3%
ING Groep N.V. CVA	333,590	4,269
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	192,276	2,184
Food, Beverage & Tobacco 0.7%
Heineken N.V.	39,103	1,555

5

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Unilever N.V.	274,655	7,486

		9,041
Insurance 0.1%
AEGON N.V.	180,648	1,321
Materials 0.3%
Akzo Nobel N.V.	41,768	2,292
Koninklijke DSM N.V.	28,460	1,018

		3,310
Media 0.1%
Reed Elsevier N.V.	106,400	1,113
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	69,218	1,808
STMicroelectronics N.V.	99,193	758

		2,566
Telecommunication Services 0.3%
Koninklijke (Royal) KPN N.V.	279,514	4,204
Transportation 0.1%
TNT N.V.	62,709	1,490

		34,226
Norway 0.5%

Capital Goods 0.1%
Orkla A.S.A.	129,421	1,030
Energy 0.3%
StatoilHydro A.S.A.	191,911	4,103
Telecommunication Services 0.1%
Telenor A.S.A. *	117,795	1,088

		6,221
Portugal 0.3%

Banks 0.1%
Banco Comercial Portugues S.A. — Reg’d	622,781	665
Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. — Reg’d	150,426	1,538
Utilities 0.1%
EDP — Energias de Portugal S.A.	377,876	1,497

		3,700
Singapore 0.8%

Banks 0.5%
DBS Group Holdings Ltd.	175,246	1,690
Oversea-Chinese Banking Corp., Ltd.	437,552	2,376
United Overseas Bank Ltd.	216,233	2,654

		6,720
Telecommunication Services 0.3%
Singapore Telecommunications Ltd.	1,221,237	2,968
		9,688
Spain 5.2%

Banks 2.5%
Banco Bilbao Vizcaya Argentaria S.A.	614,226	10,056
Banco de Sabadell S.A.	185,508	1,236
Banco Popular Espanol S.A.	201,698	1,816
Banco Santander S.A.	1,304,375	18,889

		31,997
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	33,875	1,806
Energy 0.3%
Compania Espanola de Petroleos S.A.	17,357	674
Repsol YPF S.A.	143,548	3,331

		4,005
Retailing 0.1%
Industria de Diseno Textil S.A.	34,317	1,847
Telecommunication Services 1.5%
Telefonica S.A.	753,618	18,750
Transportation 0.1%
Abertis Infraestructuras S.A.	46,952	973
Utilities 0.6%
Gas Natural SDG S.A.	42,673	798
Iberdrola S.A.	801,243	6,869

		7,667

		67,045
Sweden 1.8%

Banks 0.5%
Nordea Bank AB	463,050	4,479
Skandinaviska Enskilda Banken AB, A Shares *	80,861	450
Svenska Handelsbanken AB, A Shares	69,876	1,706

		6,635
Capital Goods 0.3%
Atlas Copco AB, A Shares	107,348	1,280
Sandvik AB	171,265	1,632
Volvo AB, B Shares	188,427	1,377

		4,289
Diversified Financials 0.1%
Investor AB, B Shares	69,460	1,234
Retailing 0.3%
Hennes & Mauritz AB, B Shares	77,196	4,600
Technology Hardware & Equipment 0.4%
Telefonaktiebolaget LM Ericsson, B Shares	478,085	4,707

6

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Telecommunication Services 0.2%
TeliaSonera AB	356,757	2,289

		23,754
Switzerland 7.9%

Capital Goods 0.5%
ABB Ltd. — Reg’d *	372,453	6,808
Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	51,737	1,271
Diversified Financials 1.3%
Credit Suisse Group AG — Reg’d	159,054	7,516
Julius Baer Holding AG — Reg’d	31,583	1,508
UBS AG — Reg’d *	472,086	6,911

		15,935
Food, Beverage & Tobacco 2.0%
Nestle S.A. — Reg’d	613,467	25,210
Insurance 0.5%
Swiss Re — Reg’d	56,807	2,170
Zurich Financial Services AG — Reg’d	22,875	4,492

		6,662
Materials 0.4%
Holcim Ltd. — Reg’d *	33,680	2,045
Syngenta AG — Reg’d	15,671	3,606

		5,651
Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Novartis AG — Reg’d	423,440	19,347
Roche Holding AG	112,533	17,741
Roche Holding AG — Bearer Shares	7,642	1,269

		38,357
Telecommunication Services 0.1%
Swisscom AG — Reg’d	3,760	1,235

		101,129
United Kingdom 19.5%

Banks 3.3%
Barclays plc	1,360,383	6,915
HSBC Holdings plc	2,573,642	26,042
Lloyds Banking Group plc	1,523,238	2,164
Royal Bank of Scotland Group plc *	2,730,432	2,029
Standard Chartered plc	247,708	5,881

		43,031
Capital Goods 0.4%
BAE Systems plc	579,039	2,970
Rolls-Royce Group plc *	296,911	2,056

		5,026
Commercial & Professional Supplies 0.1%
Capita Group plc	102,892	1,148
Diversified Financials 0.1%
Man Group plc	266,983	1,234
Energy 4.7%
BG Group plc	545,612	9,110
BP plc	2,999,726	24,876
Royal Dutch Shell plc, A Share	588,320	15,409
Royal Dutch Shell plc, B Share	438,079	11,360

		60,755
Food & Staples Retailing 0.7%
J Sainsbury plc	206,980	1,098
Tesco plc	1,280,582	7,844

		8,942
Food, Beverage & Tobacco 2.3%
British American Tobacco plc	332,606	10,324
Cadbury plc	219,834	2,163
Diageo plc	408,377	6,366
Imperial Tobacco Group plc	164,040	4,681
Unilever plc	208,124	5,486

		29,020
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	96,555	4,639
Insurance 0.5%
Aviva plc	423,498	2,472
Prudential plc	412,192	3,087
Standard Life plc	336,827	1,111

		6,670
Materials 2.2%
Anglo American plc	212,855	6,865
BHP Billiton plc	358,112	9,380
Rio Tinto plc	218,796	9,112
Xstrata plc	185,849	2,510

		27,867
Media 0.1%
Reed Elsevier plc	176,347	1,242
Pharmaceuticals, Biotechnology & Life Sciences 2.2%
AstraZeneca plc	235,719	10,979
GlaxoSmithKline plc	832,673	15,954
Shire plc	89,610	1,331

		28,264
Real Estate 0.1%
Land Securities Group plc	77,701	692
Retailing 0.1%
Marks & Spencer Group plc	228,045	1,319
Telecommunication Services 1.5%
BT Group plc	1,259,132	2,658
Vodafone Group plc	8,404,590	17,280

		19,938

7

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Utilities 0.8%
Centrica plc	823,040	3,030
National Grid plc	392,585	3,662
Scottish & Southern Energy plc	146,282	2,708
United Utilities Group plc	107,747	811

		10,211

		249,998
United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	9,008	1,012

Total Common Stock (Cost $1,033,565)		1,263,221

Preferred Stock 0.2% of net assets

Germany 0.2%

Porsche Automobil Holding SE	13,600	886
Volkswagen AG	16,600	1,300

Total Preferred Stock (Cost $3,232)		2,186

Rights 0.0% of net assets

Belgium 0.0%

Fortis (a)(b)*	358,772	—

Total Rights (Cost $—)		—
Warrants 0.0% of net assets

Italy 0.0%

Unione di Banche Italiane S.c.p.A *	102,112	8

Total Warrants (Cost $14)
		8

Other Investment Company 0.8% of net assets

United States 0.8%

iShares MSCI EAFE Index Fund	210,000	10,586

Total Other Investment Company (Cost $9,896)		10,586

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.3% of net assets

Commercial Paper & Other Obligation 0.3%
Citibank, New York Time Deposit 0.03%, 08/03/09	4,301	4,301

Total Short-Term Investment (Cost $4,301)		4,301

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $1,060,937 and the unrealized appreciation and depreciation were $387,342 and ($167,977), respectively, with a net unrealized appreciation of $219,365.
At 07/31/09, the values of certain foreign securities held by the fund aggregating $1,122,674 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
CVA — Dutch Certificate
Reg’d — Registered

8

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$—	$1,107,380	$—	$1,107,380

Canada — (a)	123,844		—	123,844

Spain
Banks	18,889	13,108	—	31,997

Total Common Stock	142,733	1,120,488	—	1,263,221

Preferred Stock — (a)	—	2,186	—	2,186

Rights — (a)	—	—	—	—

Warrants — (a)	8	—	—	8

Other Investment Companies — (a)	10,586	—	—	10,586

Short-Term Investment — (a)	—	4,301	—	4,301

Total	$153,327	$1,126,975	$—	$1,280,302

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46820JUL09 — 00

9

Schwab Capital Trust
Schwab Small-Cap Index Fund®
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Common Stock	1,194,072	1,100,274
0.1%	Preferred Stock	1,153	723
0.0%	Rights	44	11
0.6%	Short-Term Investments	6,726	6,726

99.6%	Total Investments	1,201,995	1,107,734
0.4%	Other Assets and Liabilities, Net		4,756

100.0%	Net Assets		1,112,490

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.9% of net assets

Automobiles & Components 0.6%
Cooper Tire & Rubber Co.	96,123	1,419
Exide Technologies *	176,700	861
Federal-Mogul Corp. *	56,700	801
Fuel Systems Solutions, Inc. *	22,000	552
Thor Industries, Inc.	57,864	1,383
TRW Automotive Holdings Corp. *	97,800	1,646

		6,662
Banks 6.1%
1st Source Corp.	19,221	317
Abington Bancorp, Inc.	24,900	204
BancFirst Corp.	13,416	481
Bank Mutual Corp.	82,693	814
Bank of the Ozarks, Inc.	22,300	564
Beneficial Mutual Bancorp, Inc. *	60,203	538
Boston Private Financial Holdings, Inc.	114,100	523
Brookline Bancorp, Inc.	96,492	1,124
Capital City Bank Group, Inc.	15,400	246
Cathay General Bancorp	82,622	753
Chemical Financial Corp.	41,203	895
Citizens Republic Bancorp, Inc. *	225,528	129
City Holding Co.	31,200	1,005
Community Bank System, Inc.	52,700	955
Community Trust Bancorp, Inc.	22,800	619
CVB Financial Corp.	109,819	828
Dime Community Bancshares	44,400	535
Doral Financial Corp. *	40,979	89
Downey Financial Corp.	430	—
East West Bancorp, Inc.	106,800	944
F.N.B. Corp.	143,237	1,112
Fannie Mae	1,925,800	1,117
First BanCorp Puerto Rico	154,877	480
First Busey Corp.	42,000	262
First Citizens BancShares, Inc., Class A	4,700	668
First Commonwealth Financial Corp.	121,256	809
First Financial Bancorp	52,189	451
First Financial Bankshares, Inc.	40,721	2,145
First Financial Corp.	10,300	335
First Merchants Corp.	38,100	301
First Midwest Bancorp, Inc.	98,263	821
Freddie Mac *	1,158,000	718
Glacier Bancorp, Inc.	105,811	1,647
Hancock Holding Co.	47,610	1,923
Harleysville National Corp.	50,500	277
Home Bancshares, Inc.	23,800	518
IBERIABANK Corp.	27,800	1,302
Independent Bank Corp.	29,100	621
Kearny Financial Corp.	29,200	330
MB Financial, Inc.	62,424	858
MGIC Investment Corp.	223,800	1,477
National Penn Bancshares, Inc.	132,378	659
NBT Bancorp, Inc.	56,685	1,300
Northfield Bancorp, Inc.	17,200	206
Northwest Bancorp, Inc.	37,693	772
Ocwen Financial Corp. *	67,300	959
Old National Bancorp	132,583	1,498
Oritani Financial Corp.	17,500	239
Pacific Capital Bancorp	83,442	177
PacWest Bancorp	38,016	611
Park National Corp.	20,953	1,336
Pinnacle Financial Partners, Inc. *	39,532	617
PrivateBancorp, Inc.	45,476	1,129
Prosperity Bancshares, Inc.	73,365	2,458
Provident Financial Services, Inc.	94,551	1,119
Provident New York Bancorp	50,000	485
Republic Bancorp, Inc., Class A	15,900	383
Roma Financial Corp.	17,700	228
S&T Bancorp, Inc.	39,081	536
S.Y. Bancorp, Inc.	19,500	479
Sandy Spring Bancorp, Inc.	29,400	476
Santander BanCorp *	7,400	45
SCBT Financial Corp.	16,200	416
Signature Bank *	62,209	1,834
Simmons First National Corp., Class A	17,700	531
StellarOne Corp.	29,700	438
Sterling Bancshares, Inc.	129,512	1,045
Sterling Financial Corp.	82,747	231
Susquehanna Bancshares, Inc.	170,308	896
SVB Financial Group *	56,123	1,978
Texas Capital Bancshares, Inc. *	37,400	621
The Colonial BancGroup, Inc.	475,200	290
Tompkins Financial Corp.	10,300	458
TowneBank	24,400	324
TriCo Bancshares	22,500	374
TrustCo Bank Corp. NY	124,802	785
Trustmark Corp.	86,177	1,715

1

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

UCBH Holdings, Inc.	201,725	244
Umpqua Holdings Corp.	99,795	968
United Bankshares, Inc.	63,122	1,279
United Community Banks, Inc. *	69,397	467
Univest Corp. of Pennsylvania	13,800	357
ViewPoint Financial Group	10,100	133
Washington Federal, Inc.	171,039	2,383
Webster Financial Corp.	118,400	1,339
WesBanco, Inc.	44,198	737
Western Alliance Bancorp *	36,100	250
Whitney Holding Corp.	105,800	927
Wintrust Financial Corp.	39,055	1,021

		67,488
Capital Goods 10.0%
A.O. Smith Corp.	38,730	1,512
AAON, Inc.	23,100	453
AAR CORP. *	63,597	1,217
Actuant Corp., Class A	111,448	1,431
Aerovironment, Inc. *	27,900	794
Aircastle Ltd.	113,800	826
Albany International Corp., Class A	44,500	611
American Science & Engineering, Inc.	15,700	1,095
American Superconductor Corp. *	70,553	2,270
Ameron International Corp.	15,500	1,155
Apogee Enterprises, Inc.	49,200	717
Applied Industrial Technologies, Inc.	60,166	1,331
Argon ST, Inc. *	18,800	359
Astec Industries, Inc. *	32,695	885
Axsys Technologies, Inc. *	16,400	880
Badger Meter, Inc.	24,303	896
Baldor Electric Co.	82,708	2,131
Barnes Group, Inc.	76,840	1,081
BE Aerospace, Inc. *	178,000	2,877
Beacon Roofing Supply, Inc. *	74,882	1,256
Belden, Inc.	83,200	1,459
Blount International, Inc. *	62,762	584
Brady Corp., Class A	88,529	2,604
Briggs & Stratton Corp.	83,093	1,427
Cascade Corp.	12,800	313
Ceradyne, Inc. *	47,012	849
Chart Industries, Inc. *	48,200	928
CIRCOR International, Inc.	28,200	650
Colfax Corp. *	36,200	343
Cubic Corp.	26,015	1,019
Dycom Industries, Inc. *	58,132	740
DynCorp International, Inc., Class A *	40,399	821
EMCOR Group, Inc. *	117,104	2,825
Encore Wire Corp.	31,541	684
Ener1, Inc. *	65,600	419
Energy Conversion Devices, Inc. *	81,763	1,164
Energy Recovery, Inc. *	35,401	247
EnerSys *	73,278	1,450
EnPro Industries, Inc. *	46,400	827
ESCO Technologies, Inc. *	46,769	1,922
Esterline Technologies Corp. *	57,611	1,638
Evergreen Solar, Inc. *	217,289	456
Federal Signal Corp.	80,759	716
Force Protection, Inc. *	122,200	632
Franklin Electric Co., Inc.	37,818	1,225
Gardner Denver, Inc. *	87,512	2,554
Gibraltar Industries, Inc.	48,272	375
GrafTech International Ltd. *	232,300	3,190
Griffon Corp. *	77,421	746
GT Solar International, Inc. *	71,600	444
HEICO Corp., Class A	23,724	671
Hexcel Corp. *	172,383	1,760
II-VI, Inc. *	40,100	962
Insituform Technologies, Inc., Class A *	45,900	845
Interline Brands, Inc. *	53,034	898
Kaman Corp.	42,349	812
Kaydon Corp.	57,735	1,886
Layne Christensen Co. *	39,911	947
Lindsay Corp.	27,400	972
MasTec, Inc. *	73,273	758
Michael Baker Corp. *	13,900	593
Mueller Industries, Inc.	74,724	1,775
Mueller Water Products, Inc., Class A	189,300	731
NACCO Industries, Inc., Class A	9,477	399
NCI Building Systems, Inc. *	34,206	135
Nordson Corp.	61,043	2,741
Northwest Pipe Co. *	16,400	570
Orbital Sciences Corp. *	114,336	1,548
Oshkosh Corp.	133,200	3,656
Otter Tail Corp.	63,309	1,476
Pike Electric Corp. *	32,300	340
Polypore International, Inc. *	59,300	732
Quanex Building Products Corp.	67,404	801
Raven Industries, Inc.	22,200	637
RBC Bearings, Inc. *	36,000	853
Regal-Beloit Corp.	56,847	2,635
Robbins & Myers, Inc.	56,800	1,189
RSC Holdings, Inc. *	62,000	489
Rush Enterprises, Inc., Class A *	56,287	737
Sauer-Danfoss, Inc.	27,000	142
Simpson Manufacturing Co., Inc.	61,894	1,758
Stanley, Inc. *	24,000	738
TAL International Group, Inc.	23,100	256
Taser International, Inc. *	107,100	561
Tennant Co.	31,200	685
Textainer Group Holdings Ltd.	23,000	276
The Gorman-Rupp Co.	25,700	574
The Manitowoc Co., Inc.	233,200	1,441
The Middleby Corp. *	33,052	1,616
The Toro Co.	63,535	2,202
Titan International, Inc.	56,925	424
Tredegar Corp.	29,800	436
Triumph Group, Inc.	29,701	1,186
Tutor Perini Corp. *	54,930	1,013
United Rentals, Inc. *	92,000	687
Universal Forest Products, Inc.	29,262	1,306
Vicor Corp.	7,100	56

2

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
| |
Watsco, Inc.	49,282	2,585
Watts Water Technologies, Inc., Class A	57,807	1,523
WESCO International, Inc. *	75,800	1,872

		110,913
Commercial & Professional Supplies 3.5%
ABM Industries, Inc.	90,109	1,899
Administaff, Inc.	36,310	910
American Ecology Corp.	21,300	348
American Reprographics Co. *	60,787	526
CBIZ, Inc. *	73,222	479
Comfort Systems USA, Inc.	70,700	833
CoStar Group, Inc. *	36,483	1,340
Deluxe Corp.	84,546	1,323
Duff & Phelps Corp., Class A	21,000	381
EnergySolutions, Inc.	65,000	560
Ennis, Inc.	39,000	574
Exponent, Inc. *	18,400	475
First Advantage Corp., Class A *	17,552	285
G & K Services, Inc., Class A	29,330	666
Healthcare Services Group, Inc.	71,150	1,328
Heidrick & Struggles International, Inc.	25,600	525
Herman Miller, Inc.	95,700	1,590
HNI Corp.	75,200	1,675
Huron Consulting Group, Inc. *	37,500	1,663
ICF International, Inc. *	13,000	337
Innerworkings, Inc. *	121,400	628
Interface, Inc., Class A	90,700	629
Kelly Services, Inc., Class A	46,723	549
Kimball International, Inc., Class B	41,251	280
Knoll, Inc.	71,903	704
Korn/Ferry International *	78,461	1,091
M&F Worldwide Corp. *	40,070	797
McGrath Rentcorp	38,898	748
Mine Safety Appliances Co.	48,689	1,368
Mobile Mini, Inc. *	56,768	918
MPS Group, Inc. *	152,646	1,320
Navigant Consulting, Inc. *	77,748	925
Resources Connection, Inc. *	75,550	1,141
School Specialty, Inc. *	26,093	584
Steelcase, Inc., Class A	104,242	763
Sykes Enterprises, Inc. *	54,693	1,088
Team, Inc. *	33,700	491
The Advisory Board Co. *	27,976	716
The Corporate Executive Board Co.	69,400	1,303
The Geo Group, Inc. *	103,700	1,865
TrueBlue, Inc. *	69,376	881
United Stationers, Inc. *	48,467	2,250
Viad Corp.	33,896	601

		39,357
Consumer Durables & Apparel 3.9%
American Greetings Corp., Class A	67,111	1,058
Brunswick Corp.	129,500	930
Callaway Golf Co.	133,369	850
Carter’s, Inc. *	92,314	2,616
Columbia Sportswear Co.	18,919	670
Deckers Outdoor Corp. *	24,500	1,656
Ethan Allen Interiors, Inc.	42,479	541
Fossil, Inc. *	79,900	2,105
Helen of Troy Ltd. *	54,100	1,177
Iconix Brand Group, Inc. *	104,300	1,827
JAKKS Pacific, Inc. *	62,174	717
Jarden Corp. *	138,808	3,422
Jones Apparel Group, Inc.	123,300	1,697
K-Swiss, Inc., Class A	65,428	709
Meritage Homes Corp. *	74,885	1,603
National Presto Industries, Inc.	8,600	691
Phillips-Van Heusen Corp.	92,100	3,259
Polaris Industries, Inc.	53,323	2,019
Pool Corp.	85,777	2,026
Skechers U.S.A., Inc., Class A *	50,278	695
Steven Madden Ltd. *	32,000	1,026
Tempur-Pedic International, Inc.	133,862	1,985
The Ryland Group, Inc.	76,500	1,528
The Timberland Co., Class A *	69,660	950
The Warnaco Group, Inc. *	92,763	3,370
Under Armour, Inc., Class A *	59,920	1,455
UniFirst Corp.	21,635	842
Weyco Group, Inc.	3,700	88
Wolverine World Wide, Inc.	98,936	2,384

		43,896
Consumer Services 4.4%
American Public Education, Inc. *	18,600	658
Ameristar Casinos, Inc.	55,075	1,029
Bally Technologies, Inc. *	98,062	3,551
Bob Evans Farms, Inc.	48,046	1,394
Boyd Gaming Corp. *	128,600	1,182
Brink’s Home Security Holdings, Inc. *	72,900	2,174
Buffalo Wild Wings, Inc. *	31,900	1,287
Capella Education Co. *	23,500	1,512
CEC Entertainment, Inc. *	45,538	1,328
Cedar Fair L.P.	84,997	1,000
Churchill Downs, Inc.	16,261	610
CKE Restaurants, Inc.	85,979	761
Coinstar, Inc. *	50,500	1,678
Cracker Barrel Old Country Store, Inc.	37,353	1,078
Domino’s Pizza, Inc. *	67,079	551
Gaylord Entertainment Co. *	88,735	1,266
Grand Canyon Education Inc *	47,000	823
Hillenbrand, Inc.	88,100	1,596
Jack in the Box, Inc. *	101,588	2,144
Jackson Hewitt Tax Service, Inc.	46,200	280
LIFE TIME FITNESS, Inc. *	56,977	1,450
Matthews International Corp., Class A	54,684	1,709
Orient-Express Hotels Ltd., Class A	63,900	566
P.F. Chang’s China Bistro, Inc. *	40,742	1,382
Papa John’s International, Inc. *	34,655	881
Pinnacle Entertainment, Inc. *	107,285	1,076

3

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Pre-Paid Legal Services, Inc. *	14,300	697
Regis Corp.	86,149	1,177
Sonic Corp. *	99,229	1,095
Sotheby’s	140,100	2,111
Speedway Motorsports, Inc.	21,584	344
Steiner Leisure Ltd. *	32,309	1,025
Stewart Enterprises, Inc., Class A	144,000	704
Texas Roadhouse, Inc., Class A *	84,696	943
The Cheesecake Factory, Inc. *	100,500	1,947
The Marcus Corp.	35,083	443
Universal Technical Institute, Inc. *	38,600	613
Vail Resorts, Inc. *	48,871	1,398
WMS Industries, Inc. *	89,551	3,238

		48,701
Diversified Financials 3.1%
AmeriCredit Corp. *	235,100	3,689
Cash America International, Inc.	47,570	1,271
Cohen & Steers, Inc.	28,028	512
Credit Acceptance Corp. *	12,253	324
E*TRADE Financial Corp. *	1,657,000	2,485
EZCORP, Inc., Class A *	73,600	931
Financial Federal Corp.	45,423	921
First Cash Financial Services, Inc. *	46,000	865
Fortress Investment Group LLC, Class A *	537,800	2,146
GAMCO Investors, Inc., Class A	8,700	397
GFI Group, Inc.	75,668	488
GLG Partners, Inc.	201,200	811
Interactive Brokers Group, Inc., Class A *	72,700	1,366
Investment Technology Group, Inc. *	71,665	1,602
KBW, Inc. *	53,400	1,559
KKR Financial Holdings LLC	309,743	632
Life Partners Holdings, Inc.	13,000	280
MF Global Ltd. *	124,100	792
Nelnet, Inc., Class A *	35,600	509
optionsXpress Holdings, Inc.	66,147	1,195
PHH Corp. *	97,363	1,785
PICO Holdings, Inc. *	29,500	895
Piper Jaffray Cos., Inc. *	24,439	1,121
Portfolio Recovery Associates, Inc. *	25,943	1,197
Pzena Investment Management, Inc., Class A	40,689	294
Riskmetrics Group, Inc. *	51,300	936
Stifel Financial Corp. *	42,150	2,104
SWS Group, Inc.	49,100	676
Teton Advisors, Inc. (b)(c)*	130	—
The Student Loan Corp.	7,200	324
W.P. Carey & Co., LLC	71,666	1,946
World Acceptance Corp. *	32,300	766

		34,819
Energy 7.2%
Alliance Holdings GP L.P.	24,194	515
Alliance Resource Partners L.P.	35,010	1,244
Alon USA Energy, Inc.	22,000	221
Apco Oil & Gas International, Inc.	6,200	168
Arena Resources, Inc. *	64,000	2,088
Atlas America, Inc.	66,244	1,332
Atlas Energy Resources LLC	22,700	521
Atlas Pipeline Partners L.P.	84,500	614
Basic Energy Services, Inc. *	38,100	257
Berry Petroleum Co., Class A	79,700	1,890
BPZ Resources, Inc. *	91,200	657
BreitBurn Energy Partners L.P.	54,363	452
Bristow Group, Inc. *	59,987	1,986
Buckeye GP Holdings L.P.	18,104	398
Cal Dive International, Inc. *	74,500	665
Calumet Specialty Products Partners L.P.	20,000	352
CARBO Ceramics, Inc.	33,420	1,393
Carrizo Oil & Gas, Inc. *	45,000	855
Cheniere Energy Partners L.P.	38,300	293
Clayton Williams Energy, Inc. *	11,000	212
Complete Production Services, Inc. *	88,700	733
Contango Oil & Gas Co. *	23,200	1,076
Copano Energy LLC	70,100	1,270
CVR Energy, Inc. *	67,800	579
DCP Midstream Partners L.P.	41,700	1,039
Delek US Holdings, Inc.	73,400	625
Delta Petroleum Corp. *	207,300	398
Dorchester Minerals L.P.	29,392	669
Dril-Quip, Inc. *	53,800	2,275
Eagle Rock Energy Partners L.P.	63,385	215
Enbridge Energy Management LLC *	22,512	987
Encore Energy Partners L.P.	17,900	284
Foundation Coal Holdings, Inc.	79,700	2,864
General Maritime Corp.	102,834	857
Genesis Energy L.P.	37,343	561
Global Industries Ltd. *	200,482	1,369
GMX Resources, Inc. *	22,700	264
Goodrich Petroleum Corp. *	36,800	944
GulfMark Offshore, Inc. *	39,000	1,248
Helix Energy Solutions Group, Inc. *	164,400	1,725
Hercules Offshore, Inc. *	157,400	746
Holly Energy Partners L.P.	20,610	751
Hornbeck Offshore Services, Inc. *	37,845	824
Hugoton Royalty Trust	30,860	404
Inergy Holdings L.P.	13,242	579
Inergy L.P.	87,542	2,634
International Coal Group, Inc. *	214,668	665
James River Coal Co. *	49,000	910
Key Energy Services, Inc. *	218,000	1,513
Legacy Reserves L.P.	42,728	611
Lufkin Industries, Inc.	24,595	1,117
Magellan Midstream Holdings L.P.	33,125	749
Mariner Energy, Inc. *	159,000	1,906
MarkWest Energy Partners L.P.	93,100	2,093
McMoRan Exploration Co. *	90,300	574

4

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

NATCO Group, Inc., Class A *	34,500	1,244
Newpark Resources, Inc. *	142,610	375
NuStar GP Holdings LLC	31,100	810
Oil States International, Inc. *	89,142	2,418
Parker Drilling Co. *	265,065	1,225
Patriot Coal Corp. *	105,200	880
Penn Virginia Corp.	70,378	1,352
Penn Virginia GP Holdings L.P.	41,600	659
Penn Virginia Resource Partners L.P.	49,246	755
Petroleum Development Corp. *	25,203	424
PetroQuest Energy, Inc. *	73,200	245
Pioneer Southwest Energy Partners L.P.	17,800	341
Regency Energy Partners L.P.	75,420	1,335
Rosetta Resources, Inc. *	85,100	882
RPC, Inc.	54,689	450
Ship Finance International Ltd.	72,025	888
Stone Energy Corp. *	56,968	619
Swift Energy Co. *	50,601	997
Targa Resources Partners L.P.	31,795	603
TC Pipelines L.P.	39,800	1,435
Teekay LNG Partners L.P.	33,000	732
Teekay Offshore Partners L.P.	30,400	436
Tesco Corp. *	57,500	577
TETRA Technologies, Inc. *	173,674	1,339
USEC, Inc. *	184,023	712
VAALCO Energy, Inc. *	104,200	462
Western Gas Partners L.P.	30,651	520
Western Refining, Inc. *	53,822	350
Williams Partners L.P.	83,820	1,864
Williams Pipeline Partners L.P.	31,000	579
World Fuel Services Corp.	57,978	2,543

		80,222
Food & Staples Retailing 1.0%
Arden Group, Inc., Class A	790	100
Casey’s General Stores, Inc.	90,926	2,494
Ingles Markets, Inc., Class A	23,631	395
Nash Finch Co.	22,900	703
PriceSmart, Inc.	24,300	396
Spartan Stores, Inc.	39,500	509
The Andersons, Inc.	30,600	986
The Great Atlantic & Pacific Tea Co., Inc. *	81,590	471
The Pantry, Inc. *	39,700	697
United Natural Foods, Inc. *	72,882	1,970
Village Super Market, Inc., Class A	11,400	332
Weis Markets, Inc.	20,000	661
Winn-Dixie Stores, Inc. *	90,300	1,280

		10,994
Food, Beverage & Tobacco 1.8%
American Italian Pasta Co., Class A *	34,700	1,092
Cal-Maine Foods, Inc.	22,300	656
Chiquita Brands International, Inc. *	74,202	909
Coca-Cola Bottling Co.	4,200	237
Darling International, Inc. *	179,000	1,264
Diamond Foods, Inc.	29,300	826
Farmer Brothers Co.	5,400	121
Green Mountain Coffee Roasters, Inc. *	44,700	3,149
J & J Snack Foods Corp.	24,900	1,079
Lancaster Colony Corp.	32,443	1,477
Lance, Inc.	51,800	1,313
National Beverage Corp. *	17,301	185
Sanderson Farms, Inc.	28,700	1,168
Smart Balance, Inc. *	112,100	687
The Boston Beer Co., Inc., Class A *	17,300	540
The Hain Celestial Group, Inc. *	67,831	1,127
TreeHouse Foods, Inc. *	51,900	1,684
Universal Corp.	41,345	1,574
Vector Group Ltd.	90,528	1,345

		20,433
Health Care Equipment & Services 6.8%
ABIOMED, Inc. *	55,000	415
Align Technology, Inc. *	120,000	1,309
Alliance HealthCare Services, Inc. *	45,700	225
Almost Family, Inc. *	11,400	362
Amedisys, Inc. *	52,300	2,338
American Medical Systems Holdings, Inc. *	131,125	2,005
AmSurg Corp. *	51,900	1,070
Analogic Corp.	19,854	753
athenahealth, Inc. *	43,400	1,603
Bio-Reference Laboratories, Inc. *	20,700	664
Brookdale Senior Living, Inc.	65,300	699
CardioNet, Inc. *	15,600	111
Catalyst Health Solutions, Inc. *	77,365	1,994
Centene Corp. *	72,092	1,392
Chemed Corp.	45,400	2,002
Conceptus, Inc. *	54,300	912
CONMED Corp. *	51,500	905
Cyberonics, Inc. *	41,500	689
Eclipsys Corp. *	90,467	1,647
Emergency Medical Services Corp., Class A *	17,100	669
Emeritus Corp. *	47,800	557
Ensign Group, Inc.	18,500	296
ev3, Inc. *	112,655	1,382
Genoptix, Inc. *	16,900	529
Gentiva Health Services, Inc. *	47,396	1,009
Greatbatch, Inc. *	41,000	904
Hanger Orthopedic Group, Inc. *	46,100	633
Health Management Associates, Inc., Class A *	379,200	2,287
HEALTHSOUTH Corp. *	174,500	2,513
Healthspring, Inc. *	100,544	1,270
Healthways, Inc. *	74,863	1,103
Hill-Rom Holdings, Inc.	105,200	1,803
HMS Holdings Corp. *	41,800	1,605
ICU Medical, Inc. *	22,600	880

5

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Integra LifeSciences Holdings *	32,948	1,043
Invacare Corp.	54,211	1,106
inVentiv Health, Inc. *	55,401	850
Kindred Healthcare, Inc. *	51,492	723
Landauer, Inc.	16,700	1,118
LHC Group, Inc. *	26,400	775
LifePoint Hospitals, Inc. *	95,641	2,645
MedAssets, Inc. *	20,800	389
Meridian Bioscience, Inc.	67,750	1,492
Merit Medical Systems, Inc. *	40,266	736
Molina Healthcare, Inc. *	24,000	541
National Healthcare Corp.	16,388	610
Neogen Corp. *	13,900	405
NuVasive, Inc. *	64,700	2,678
Omnicell, Inc. *	58,300	728
PharMerica Corp. *	58,664	1,230
Phase Forward, Inc. *	71,500	1,015
PSS World Medical, Inc. *	103,066	2,083
Quidel Corp. *	50,700	757
Res-Care, Inc. *	32,500	508
Sirona Dental Systems, Inc. *	39,465	1,026
Skilled Healthcare Group, Inc., Class A *	35,400	292
Sun Healthcare Group, Inc. *	77,900	758
SurModics, Inc. *	25,019	559
Tenet Healthcare Corp. *	742,800	2,934
The Cooper Cos., Inc.	80,500	2,209
Triple-S Management Corp., Class B *	26,300	449
Universal American Financial Corp. *	79,202	721
Volcano Corp. *	62,900	955
WellCare Health Plans, Inc. *	74,600	1,661
West Pharmaceutical Services, Inc.	63,465	2,316
Wright Medical Group, Inc. *	69,300	965
Zoll Medical Corp. *	37,700	695

		75,507
Household & Personal Products 0.8%
Bare Escentuals, Inc. *	95,200	843
Central Garden & Pet Co., Class A *	127,400	1,438
Chattem, Inc. *	33,813	2,119
Elizabeth Arden, Inc. *	40,498	389
Nu Skin Enterprises, Inc., Class A	88,122	1,587
Prestige Brands Holdings, Inc. *	60,800	397
Revlon, Inc., Class A *	49,102	298
USANA Health Sciences, Inc. *	10,400	347
WD-40 Co.	29,500	892

		8,310
Insurance 3.3%
Ambac Financial Group, Inc.	434,900	326
American Equity Investment Life Holding Co.	77,764	563
American Physicians Capital, Inc.	14,400	641
AMERISAFE, Inc. *	33,700	560
AmTrust Financial Services, Inc.	40,705	497
Argo Group International Holdings Ltd. *	50,838	1,708
Assured Guaranty Ltd.	120,837	1,688
Citizens, Inc. *	51,643	364
CNA Surety Corp. *	37,000	582
Conseco, Inc. *	330,600	1,028
Crawford & Co., Class B *	44,000	213
Delphi Financial Group, Inc., Class A	71,880	1,713
Donegal Group, Inc., Class A	6,500	102
eHealth, Inc. *	42,900	697
Employers Holdings, Inc.	82,000	1,141
Enstar Group Ltd. *	15,394	921
FBL Financial Group, Inc., Class A	27,168	267
Flagstone Reinsurance Holdings Ltd.	138,529	1,399
Greenlight Capital Re Ltd., Class A *	64,889	1,189
Harleysville Group, Inc.	28,263	877
Hilltop Holdings, Inc. *	73,739	885
Horace Mann Educators Corp.	78,278	889
Infinity Property & Casualty Corp.	28,892	1,200
Kansas City Life Insurance Co.	7,399	233
Max Capital Group Ltd.	69,384	1,386
Meadowbrook Insurance Group, Inc.	78,400	620
National Western Life Insurance Co., Class A	4,494	598
OneBeacon Insurance Group Ltd., Class A	44,200	500
Protective Life Corp.	125,100	1,870
RLI Corp.	35,155	1,744
Safety Insurance Group, Inc.	26,870	867
Selective Insurance Group, Inc.	91,014	1,360
State Auto Financial Corp.	37,356	646
Stewart Information Services Corp.	31,543	434
The Navigators Group, Inc. *	22,485	1,109
The Phoenix Cos., Inc. *	191,792	422
Tower Group, Inc.	56,865	1,420
United America Indemnity Ltd., Class A *	28,511	154
United Fire & Casualty Co.	37,200	625
Unitrin, Inc.	88,100	1,162
Zenith National Insurance Corp.	66,645	1,591

		36,191
Materials 4.4%
A. Schulman, Inc.	39,109	833
AMCOL International Corp.	33,252	625
Arch Chemicals, Inc.	44,572	1,183
Ashland, Inc.	118,400	3,924
Balchem Corp.	23,000	638
Calgon Carbon Corp. *	96,700	1,225
Carpenter Technology Corp.	78,900	1,475
Century Aluminum Co. *	65,800	551
Coeur d’Alene Mines Corp. *	98,650	1,401
Deltic Timber Corp.	22,204	999

6

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Domtar Corp. *	65,125	1,235
Eagle Materials, Inc.	77,890	2,126
Glatfelter	66,900	692
Graphic Packaging Holding Co. *	392,315	836
H.B. Fuller Co.	81,816	1,649
Haynes International, Inc. *	31,225	719
Hecla Mining Co. *	266,900	841
Huntsman Corp.	289,400	1,777
Innophos Holdings, Inc.	18,800	353
Kaiser Aluminum Corp.	23,150	765
Koppers Holdings, Inc.	46,200	1,289
Kronos Worldwide, Inc.	5,905	49
Minerals Technologies, Inc.	33,561	1,459
NewMarket Corp.	18,500	1,400
NL Industries, Inc.	20,741	142
OM Group, Inc. *	54,500	1,834
PolyOne Corp. *	141,175	606
Rock-Tenn Co., Class A	68,400	3,075
Rockwood Holdings, Inc. *	61,000	1,093
RTI International Metals, Inc. *	30,766	546
Sensient Technologies Corp.	81,225	2,046
Solutia, Inc. *	168,800	1,509
Stepan Co.	12,900	578
Stillwater Mining Co. *	52,341	350
Temple-Inland, Inc.	157,000	2,459
Texas Industries, Inc.	44,951	2,045
W.R. Grace & Co. *	90,600	1,507
Wausau Paper Corp.	73,820	694
Westlake Chemical Corp.	38,000	950
Worthington Industries, Inc.	107,160	1,417

		48,895
Media 1.1%
Arbitron, Inc.	41,256	672
Ascent Media Corp., Class A *	25,200	699
Cinemark Holdings, Inc.	78,794	874
CKX, Inc. *	72,771	524
Crown Media Holdings, Inc., Class A *	2,200	4
Harte-Hanks, Inc.	58,916	637
Liberty Media Corp. — Capital, Series A *	174,700	2,547
Live Nation, Inc. *	114,589	669
Mediacom Communications Corp., Class A *	71,200	341
Meredith Corp.	64,700	1,713
National CineMedia, Inc.	75,300	1,108
Radio One, Inc., Class A *	12,600	8
Scholastic Corp.	39,169	883
Sinclair Broadcast Group, Inc., Class A	77,078	144
Value Line, Inc.	1,700	54
Warner Music Group Corp. *	74,286	417
World Wrestling Entertainment, Inc., Class A	62,900	826

		12,120
Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Acorda Therapeutics, Inc. *	62,800	1,586
Alkermes, Inc. *	187,342	1,933
Allos Therapeutics, Inc. *	95,800	773
Alnylam Pharmaceuticals, Inc. *	59,800	1,392
AMAG Pharmaceuticals, Inc. *	28,000	1,271
Arena Pharmaceuticals, Inc. *	132,500	676
Auxilium Pharmaceuticals, Inc. *	73,000	2,258
Bruker Corp. *	91,000	915
Celera Corp. *	133,617	802
Cepheid, Inc. *	94,800	1,002
Cubist Pharmaceuticals, Inc. *	109,332	2,172
Dendreon Corp. *	183,500	4,443
Dionex Corp. *	30,844	2,033
Emergent Biosolutions, Inc. *	24,600	353
eResearch Technology, Inc. *	70,703	385
Exelixis, Inc. *	188,972	1,011
Genomic Health, Inc. *	24,900	420
Geron Corp. *	141,700	1,136
GTx, Inc. *	25,700	270
Halozyme Therapeutics, Inc. *	94,800	669
Incyte Corp. *	228,063	1,186
InterMune, Inc. *	42,100	643
Kendle International, Inc. *	19,577	229
Luminex Corp. *	69,300	1,225
MannKind Corp. *	89,300	715
Martek Biosciences Corp. *	66,676	1,551
Maxygen, Inc. *	54,500	435
Medarex, Inc. *	210,650	3,343
Medicis Pharmaceutical Corp., Class A	93,549	1,602
Medivation, Inc. *	45,700	1,131
Momenta Pharmaceuticals, Inc. *	40,444	439
Nektar Therapeutics *	165,471	1,172
Osiris Therapeutics, Inc. *	31,300	381
Par Pharmaceutical Cos., Inc. *	75,280	1,220
PAREXEL International Corp. *	92,818	1,436
PDL BioPharma, Inc.	242,900	1,999
Questcor Pharmaceuticals, Inc. *	116,200	681
Rigel Pharmaceuticals, Inc. *	54,100	451
Salix Pharmaceuticals Ltd. *	70,249	856
Savient Pharmaceuticals, Inc. *	84,700	1,320
Seattle Genetics, Inc. *	99,198	1,195
The Medicines Co. *	94,108	763
Theravance, Inc. *	85,938	1,298
Varian, Inc. *	58,571	2,973
ViroPharma, Inc. *	153,974	1,135
VIVUS, Inc. *	124,100	920
XenoPort, Inc. *	41,600	845

		56,644
Real Estate 6.6%
Acadia Realty Trust	57,536	788
Alexander’s, Inc.	3,410	940
American Campus Communities, Inc.	85,000	1,949
Anworth Mortgage Asset Corp.	160,200	1,208
BioMed Realty Trust, Inc.	160,334	1,873
Brandywine Realty Trust	177,430	1,451
Capstead Mortgage Corp.	121,100	1,618
CBL & Associates Properties, Inc.	106,906	635

7

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Chimera Investment Corp.	234,151	838
Colonial Properties Trust	70,800	565
Corporate Office Properties Trust	92,349	3,131
Cousins Properties, Inc.	78,837	680
DCT Industrial Trust, Inc.	287,400	1,310
Developers Diversified Realty Corp.	237,672	1,333
DiamondRock Hospitality Co.	196,200	1,326
EastGroup Properties, Inc.	50,490	1,753
Entertainment Properties Trust	66,555	1,818
Equity Lifestyle Properties, Inc.	49,259	2,053
Equity One, Inc.	59,037	888
Extra Space Storage, Inc.	150,558	1,322
First Industrial Realty Trust, Inc.	83,501	354
Forest City Enterprises, Inc., Class A	133,200	951
Forestar Group, Inc. *	71,600	932
Franklin Street Properties Corp.	99,365	1,417
Getty Realty Corp.	32,542	729
Hatteras Financial Corp.	64,800	1,836
Healthcare Realty Trust, Inc.	101,281	1,966
Home Properties, Inc.	55,765	1,991
HRPT Properties Trust	407,404	1,964
Inland Real Estate Corp.	95,436	704
Investors Real Estate Trust	74,800	696
Jones Lang LaSalle, Inc.	61,700	2,342
Kilroy Realty Corp.	55,300	1,305
LaSalle Hotel Properties	87,726	1,308
Lexington Realty Trust	135,506	580
LTC Properties, Inc.	39,667	969
Medical Properties Trust, Inc.	140,200	981
MFA Financial, Inc.	396,064	2,931
Mid-America Apartment Communities, Inc.	46,852	1,859
National Health Investors, Inc.	40,368	1,257
National Retail Properties, Inc.	150,826	2,973
NorthStar Realty Finance Corp.	86,396	309
OMEGA Healthcare Investors, Inc.	147,258	2,461
Pennsylvania Real Estate Investment Trust	58,812	311
Post Properties, Inc.	72,567	1,027
Potlatch Corp.	66,303	1,961
PS Business Parks, Inc.	27,038	1,398
Redwood Trust, Inc.	63,129	1,026
Saul Centers, Inc.	20,300	688
Sovran Self Storage, Inc.	36,326	978
Sunstone Hotel Investors, Inc.	87,510	486
Tanger Factory Outlet Centers, Inc.	62,034	2,205
Tejon Ranch Co. *	21,292	563
Universal Health Realty Income Trust	13,700	468
Washington Real Estate Investment Trust	93,782	2,400

		73,805
Retailing 4.7%
99 Cents Only Stores *	80,806	1,184
AnnTaylor Stores Corp. *	88,500	1,068
bebe stores, Inc.	73,149	532
Blockbuster, Inc., Class A *	344,921	252
Blue Nile, Inc. *	22,000	1,017
Brown Shoe Co., Inc.	69,975	542
Cabela’s, Inc. *	58,036	941
Chico’s FAS, Inc. *	293,200	3,363
Collective Brands, Inc. *	110,800	1,764
Dillard’s, Inc., Class A	80,600	855
DSW, Inc., Class A *	22,700	306
Fred’s, Inc., Class A	71,500	964
Genesco, Inc. *	33,244	722
Hibbett Sports, Inc. *	46,775	861
Hot Topic, Inc. *	78,400	606
J. Crew Group, Inc. *	92,800	2,613
Jo-Ann Stores, Inc. *	43,400	1,011
Jos. A. Bank Clothiers, Inc. *	29,712	1,087
Monro Muffler Brake, Inc.	33,200	883
NutriSystem, Inc.	65,548	933
Office Depot, Inc. *	491,900	2,238
OfficeMax, Inc.	125,600	1,169
Orbitz Worldwide, Inc. *	77,000	200
Penske Automotive Group, Inc.	69,116	1,429
PetMed Express, Inc. *	42,100	781
Rent-A-Center, Inc. *	130,705	2,714
Saks, Inc. *	254,200	1,302
Sally Beauty Holdings, Inc. *	135,350	945
Signet Jewelers Ltd.	126,600	2,795
Stage Stores, Inc.	73,327	915
Systemax, Inc. *	24,400	318
The Buckle, Inc.	40,764	1,261
The Cato Corp., Class A	48,604	966
The Children’s Place Retail Stores, Inc. *	45,613	1,495
The Dress Barn, Inc. *	81,512	1,271
The Finish Line, Inc., Class A	98,219	855
The Gymboree Corp. *	49,210	1,958
The Men’s Wearhouse, Inc.	86,300	1,865
Ticketmaster Entertainment, Inc. *	62,604	507
Tractor Supply Co. *	55,200	2,648
Ulta Salon, Cosmetics & Fragrance, Inc. *	51,300	581
Williams-Sonoma, Inc.	155,000	2,179

		51,896
Semiconductors & Semiconductor Equipment 5.0%
Advanced Energy Industries, Inc. *	50,600	609
Amkor Technology, Inc. *	187,518	1,174
Applied Micro Circuits Corp. *	100,765	872
Atheros Communications *	99,743	2,494
ATMI, Inc. *	60,254	1,096
Brooks Automation, Inc. *	87,231	517
Cabot Microelectronics Corp. *	49,100	1,665
Cavium Networks, Inc. *	59,800	1,128
Cymer, Inc. *	61,165	2,092
Cypress Semiconductor Corp. *	259,100	2,752
Diodes, Inc. *	50,081	925

8

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Fairchild Semiconductor International, Inc. *	258,200	2,280
FEI Co. *	66,400	1,627
FormFactor, Inc. *	87,773	2,023
Hittite Microwave Corp. *	38,609	1,356
Integrated Device Technology, Inc. *	302,500	2,048
International Rectifier Corp. *	142,500	2,360
Micrel, Inc.	76,505	598
Microsemi Corp. *	134,019	1,829
MKS Instruments, Inc. *	80,499	1,559
Monolithic Power Systems *	53,900	1,196
Netlogic Microsystems, Inc. *	31,600	1,256
OmniVision Technologies, Inc. *	79,573	1,053
PMC-Sierra, Inc. *	412,923	3,778
Power Integrations, Inc.	56,262	1,648
RF Micro Devices, Inc. *	351,204	1,826
Semtech Corp. *	95,829	1,763
Sigma Designs, Inc. *	35,000	566
Silicon Image, Inc. *	108,822	267
Skyworks Solutions, Inc. *	313,308	3,785
Standard Microsystems Corp. *	33,692	782
Teradyne, Inc. *	302,900	2,387
Tessera Technologies, Inc. *	75,090	2,109
TriQuint Semiconductor, Inc. *	223,800	1,607
Zoran Corp. *	88,924	1,024

		56,051
Software & Services 7.2%
ACI Worldwide, Inc. *	60,759	916
Acxiom Corp.	121,576	1,173
Advent Software, Inc. *	28,114	1,025
Ariba, Inc. *	147,100	1,546
Bankrate, Inc. *	23,300	669
Blackbaud, Inc.	90,969	1,701
Blackboard, Inc. *	51,461	1,748
Commvault Systems, Inc. *	74,000	1,288
comScore, Inc. *	30,000	457
Constant Contact, Inc. *	22,500	509
Convergys Corp. *	218,400	2,339
CSG Systems International, Inc. *	62,600	1,044
CyberSource Corp. *	124,400	2,157
DealerTrack Holdings, Inc. *	66,536	1,319
Digital River, Inc. *	61,200	2,163
EarthLink, Inc. *	193,881	1,638
Epicor Software Corp. *	126,700	770
EPIQ Systems, Inc. *	63,600	1,021
Euronet Worldwide, Inc. *	90,036	1,894
Exlservice Holdings, Inc. *	8,858	115
Fair Isaac Corp.	86,700	1,664
Forrester Research, Inc. *	25,317	571
GSI Commerce, Inc. *	40,700	742
Heartland Payment Systems, Inc.	51,100	545
iGATE Corp.	43,340	314
Informatica Corp. *	157,381	2,894
j2 Global Communications, Inc. *	78,528	1,884
JDA Software Group, Inc. *	36,469	752
Lawson Software, Inc. *	254,500	1,512
Manhattan Associates, Inc. *	37,047	685
MAXIMUS, Inc.	32,574	1,388
Mentor Graphics Corp. *	143,367	995
MicroStrategy, Inc., Class A *	15,662	956
NCI, Inc., Class A *	11,700	371
NetScout Systems, Inc. *	59,100	588
NetSuite, Inc. *	25,000	304
Omniture, Inc. *	104,300	1,427
Pegasystems, Inc.	25,800	730
Progress Software Corp. *	68,280	1,545
Quality Systems, Inc.	30,272	1,662
Quest Software, Inc. *	122,388	1,804
Rackspace Hosting, Inc. *	56,100	788
RealNetworks, Inc. *	139,430	404
S1 Corp. *	83,400	591
Sapient Corp. *	175,463	1,172
SAVVIS, Inc. *	62,200	903
SPSS, Inc. *	39,500	1,955
SRA International, Inc., Class A *	69,495	1,369
Synchronoss Technologies, Inc. *	26,100	310
Syntel, Inc.	21,183	838
Take-Two Interactive Software, Inc. *	127,504	1,214
TeleCommunication Systems, Inc., Class A *	65,700	544
TeleTech Holdings, Inc. *	54,400	910
The Ultimate Software Group, Inc. *	51,900	1,329
THQ, Inc. *	112,500	755
TIBCO Software, Inc. *	300,936	2,627
TiVo, Inc. *	209,103	2,143
Tyler Technologies, Inc. *	52,700	812
Unisys Corp. *	838,500	1,501
United Online, Inc.	134,187	1,232
ValueClick, Inc. *	155,200	1,785
VeriFone Holdings, Inc. *	125,843	1,134
VistaPrint Ltd. *	64,300	2,652
Vocus, Inc. *	34,000	572
WebMD Health Corp., Class A *	16,824	562
Websense, Inc. *	75,404	1,116
Wright Express Corp. *	66,476	1,880

		79,923
Technology Hardware & Equipment 6.2%
3Com Corp. *	672,019	2,534
3PAR, Inc. *	41,000	393
Adaptec, Inc. *	155,500	414
ADC Telecommunications, Inc. *	174,300	1,269
ADTRAN, Inc.	98,005	2,368
Airvana, Inc. *	45,500	283
Arris Group, Inc. *	219,860	2,678
Avid Technology, Inc. *	50,405	617
Avocent Corp. *	75,056	1,164
Benchmark Electronics, Inc. *	109,294	1,727
Black Box Corp.	29,892	821
Blue Coat Systems, Inc. *	64,600	1,207
Brightpoint, Inc. *	127,995	760
Checkpoint Systems, Inc. *	64,444	1,117
Ciena Corp. *	161,600	1,803
Cogent, Inc. *	68,609	782

9

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Cognex Corp.	68,609	1,132
Coherent, Inc. *	46,951	921
Comtech Telecommunications Corp. *	44,300	1,412
Daktronics, Inc.	57,100	478
Echelon Corp. *	52,300	444
Electronics for Imaging, Inc. *	72,409	825
EMS Technologies, Inc. *	27,200	598
Emulex Corp. *	143,390	1,309
Harmonic, Inc. *	157,700	1,093
Harris Stratex Networks, Inc., Class A *	30,500	212
Hughes Communications, Inc. *	17,500	455
Imation Corp.	49,813	452
Infinera Corp. *	190,300	1,288
Insight Enterprises, Inc. *	65,900	679
InterDigital, Inc. *	76,594	2,268
Intermec, Inc. *	81,440	1,111
IPG Photonics Corp. *	33,218	356
Ixia *	19,300	146
JDS Uniphase Corp. *	393,400	2,305
L-1 Identity Solutions, Inc. *	107,184	844
Littelfuse, Inc. *	32,800	768
MTS Systems Corp.	30,175	709
Multi-Fineline Electronix, Inc. *	18,600	424
NETGEAR, Inc. *	59,000	1,004
Palm, Inc. *	196,360	3,089
Park Electrochemical Corp.	26,800	626
Plantronics, Inc.	81,593	1,931
Plexus Corp. *	70,362	1,808
Riverbed Technology, Inc. *	94,100	1,883
Rofin-Sinar Technologies, Inc. *	61,236	1,329
Rogers Corp. *	30,267	755
ScanSource, Inc. *	43,878	1,252
Sonus Networks, Inc. *	609,358	1,158
Starent Networks Corp. *	51,400	1,233
Sycamore Networks, Inc. *	407,115	1,384
Synaptics, Inc. *	63,300	1,517
SYNNEX Corp. *	31,900	907
Tech Data Corp. *	89,500	3,126
Tekelec *	110,627	2,034
Universal Display Corp. *	49,000	595
ViaSat, Inc. *	46,019	1,243
Vishay Intertechnology, Inc. *	333,800	2,373

		69,413
Telecommunication Services 1.1%
Alaska Communication Systems Group, Inc.	75,300	558
Atlantic Tele-Network, Inc.	12,400	520
Cbeyond, Inc. *	45,800	642
Centennial Communications Corp. *	176,873	1,357
Cincinnati Bell, Inc. *	370,445	1,159
Cogent Communications Group, Inc. *	67,300	558
Consolidated Communications Holdings, Inc.	42,200	533
General Communication, Inc., Class A *	42,400	290
Global Crossing Ltd. *	92,624	1,007
Iowa Telecommunications Services, Inc.	54,100	663
Neutral Tandem, Inc. *	31,800	986
NTELOS Holdings Corp.	49,600	768
Premiere Global Services, Inc. *	118,800	1,139
Shenandoah Telecommunications Co.	29,200	595
Syniverse Holdings, Inc. *	90,400	1,585

		12,360
Transportation 2.0%
AirTran Holdings, Inc. *	195,998	1,419
Alaska Air Group, Inc. *	45,809	1,056
Alexander & Baldwin, Inc.	74,000	2,162
Allegiant Travel Co. *	24,400	1,057
AMERCO *	9,104	409
American Commercial Lines, Inc. *	16,050	251
Arkansas Best Corp.	40,572	1,155
Atlas Air Worldwide Holdings, Inc. *	22,100	552
Eagle Bulk Shipping, Inc.	72,600	417
Excel Maritime Carriers Ltd.	54,600	493
Forward Air Corp.	48,682	1,126
Genco Shipping & Trading Ltd.	46,000	1,100
Genesee & Wyoming, Inc., Class A *	57,972	1,582
Hub Group, Inc., Class A *	62,892	1,352
Knight Transportation, Inc.	97,488	1,768
Marten Transport Ltd. *	23,002	406
Old Dominion Freight Line, Inc. *	50,989	1,817
Pacer International, Inc.	58,118	144
Republic Airways Holdings, Inc. *	55,900	286
SkyWest, Inc.	111,212	1,410
TBS International Ltd., Class A *	49,000	395
US Airways Group, Inc. *	200,200	587
Werner Enterprises, Inc.	72,543	1,310

		22,254
Utilities 3.0%
ALLETE, Inc.	53,090	1,698
American States Water Co.	29,100	1,058
Avista Corp.	97,412	1,804
Black Hills Corp.	74,998	1,951
Brookfield Infrastructure Partners L.P.	38,566	513
California Water Service Group	34,987	1,325
CH Energy Group, Inc.	26,297	1,301
El Paso Electric Co. *	75,016	1,133
Ferrellgas Partners L.P.	61,700	1,133
MGE Energy, Inc.	36,760	1,319
Northwest Natural Gas Co.	44,895	2,004
NorthWestern Corp.	65,912	1,595
PNM Resources, Inc.	172,500	2,104
Portland General Electric Co.	120,800	2,299
SJW Corp.	19,400	435

10

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

South Jersey Industries, Inc.	53,160	1,961
Southwest Gas Corp.	85,696	2,076
Suburban Propane Partners L.P.	55,094	2,473
The Empire District Electric Co.	56,900	1,044
The Laclede Group, Inc.	36,877	1,238
UIL Holdings Corp.	49,310	1,203
Unisource Energy Corp.	63,517	1,753

		33,420

Total Common Stock (Cost $1,194,072)		1,100,274

Preferred Stock 0.1% of net assets

	% of Net	Value
Security and Number of Shares	Assets	($ x 1,000)

Healthcare — Services 0.1%
Inverness Medical Innovations, Inc., Class B *	3,193	723

Total Preferred Stock (Cost $1,153)		723

	Number of	Value
Security	Shares	($ x 1,000)

Rights 0.0% of net assets

Fresenius Kabi Pharmaceuticals Holding, Inc. — CVR *	47,356	11
Indevus Pharmaceuticals, Inc. (b)(c)*	138,800	—
Total Rights (Cost $44)		11

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.6% of net assets

Commercial Paper & Other Obligation 0.5%
Citibank, New York Time Deposit 0.03%, 08/03/09	5,067	5,067
U.S. Treasury Obligation 0.1%
U.S. Treasury Bill 0.16%, 09/17/09 (a)	1,659	1,659

Total Short-Term Investments (Cost $6,726)		6,726

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09 tax basis cost of the fund’s investments was $1,221,838 and the unrealized appreciation and depreciation were $177,163 and ($291,267), respectively, with a net unrealized depreciation of ($114,104).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

(c)	Illiquid security. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

Russell 2000 Mini Index, Long, expires 09/18/09	120	6,671	891

11

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$1,100,274	$—	$—	$1,100,274

Preferred Stock — (a)	723	—	—	723

Rights — (a)	11	—	—	11

Short-Term Investments — (a)	—	6,726	—	6,726

Total	$1,101,008	$6,726	$—	$1,107,734

Other Financial Instruments
Futures Contracts*	$891	$—	$—	$891

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.

12

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
REG46818JUL09 — 00

13

Schwab Capital Trust
Schwab MarketTrack Growth PortfolioTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Other Investment Companies	540,984	558,459
1.0%	Short-Term Investment	5,843	5,843

99.9%	Total Investments	546,827	564,302
0.1%	Other Assets and Liabilities, Net		380

100.0%	Total Net Assets		564,682

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 98.9% of net assets

Equity Funds 80.7%
Schwab Institutional Select S&P 500 Fund (a)	28,686,904	226,053
Schwab International Index Fund, Select Shares (a)	7,530,597	115,519
Schwab Small-Cap Index Fund, Select Shares (a)	7,804,287	114,411

		455,983
Fixed-Income Funds 14.6%
Schwab Total Bond Market Fund (a)	9,227,655	82,218
Money Funds 3.6%
Schwab Value Advantage Money Fund, Institutional Shares (a)	20,258,077	20,258

Total Other Investment Companies (Cost $540,984)		558,459

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.0% of net assets

Commercial Paper & Other Obligations 1.0%
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	5,843	5,843

Total Short-Term Investment (Cost $5,843)		5,843

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $559,778 and the unrealized appreciation and depreciation were $10,953 and ($6,429), respectively, with a net unrealized appreciation of $4,524.

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Other Investment Companies — (a)	$558,459	$—	$—	$558,459

Short-Term Investment — (a)	—	5,843	—	5,843

Total	$558,459	$5,843	$—	$564,302

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46835JUL09 — 00

2

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.6%	Other Investment Companies	394,723	415,713
1.2%	Short-Term Investments	5,098	5,098

99.8%	Total Investments	399,821	420,811
0.2%	Other Assets and Liabilities, Net		764

100.0%	Total Net Assets		421,575

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 98.6% of net assets

Equity Funds 60.7%
Schwab Institutional Select S&P 500 Fund (a)	16,071,084	126,640
Schwab International Index Fund, Select Shares (a)	4,251,558	65,219
Schwab Small-Cap Index Fund, Select Shares (a)	4,375,115	64,139

		255,998
Fixed-Income Funds 34.4%
Schwab Total Bond Market Fund (a)	16,272,029	144,984
Money Funds 3.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	14,730,710	14,731

Total Other Investment Companies (Cost $394,723)		415,713

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.2% of net assets

Commercial Paper & Other Obligations 1.2%
Citibank, New York Time Deposit 0.03%, 08/03/09	4,553	4,553
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	545	545

Total Short-Term Investments (Cost $5,098)		5,098

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $410,859 and the unrealized appreciation and depreciation were $18,175 and ($8,223), respectively, with a net unrealized appreciation of $9,952.

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Other Investment Companies — (a)	$415,713	$—	$—	$415,713

Short-Term Investment — (a)	—	5,098	—	5,098

Total	$415,713	$5,098	$—	$420,811

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46833JUL09 — 00

2

Schwab Capital Trust
Schwab MarketTrack Conservative PortfolioTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Other Investment Companies	261,729	263,932
0.8%	Short-Term Investment	2,141	2,141

99.7%	Total Investments	263,870	266,073
0.3%	Other Assets and Liabilities, Net		847

100.0%	Total Net Assets		266,920

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 98.9% of net assets

Equity Funds 40.7%
Schwab Institutional Select S&P 500 Fund (a)	5,334,397	42,035
Schwab International Index Fund, Select Shares (a)	1,790,878	27,472
Schwab S&P 500 Index Fund, Select Shares (a)	763,221	11,792
Schwab Small-Cap Index Fund, Select Shares (a)	1,853,972	27,179

		108,478
Fixed-Income Funds 54.2%
Schwab Total Bond Market Fund (a)	16,243,937	144,734
Money Funds 4.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	10,720,178	10,720

Total Other Investment Companies (Cost $261,729)		263,932

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.8% of net assets

Commercial Paper & Other Obligations 0.8%
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	2,141	2,141

Total Short-Term Investment (Cost $2,141)		2,141

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09 the tax basis cost of the fund’s investments was $268,979 and the unrealized appreciation and depreciation were $8,062 and ($10,968), respectively, with a net unrealized depreciation of ($2,906).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Other Investment Companies — (a)	$263,932	$—	$—	$263,932

Short-Term Investment — (a)	—	2,141	—	2,141

Total	$263,932	$2,141	$—	$266,073

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46834JUL09 — 00

2

Schwab Capital Trust
Schwab MarketTrack All Equity PortfolioTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.9%	Other Investment Companies	496,676	441,149
—%	Short-Term Investment	184	184

99.9%	Total Investments	496,860	441,333
0.1%	Other Assets and Liabilities, Net		222

100.0%	Total Net Assets		441,555

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 99.9% of net assets

Equity Funds 99.9%
Schwab Institutional Select S&P 500 Fund (a)	24,939,353	196,522
Schwab International Index Fund, Select Shares (a)	8,701,250	133,477
Schwab Small-Cap Index Fund, Select Shares (a)	7,581,842	111,150

Total Other Investment Companies (Cost $496,676)		441,149

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.0% of net assets

Commercial Paper & Other Obligation 0.0%
Citibank, New York Time Deposit 0.03%, 08/03/09	184	184

Total Short-Term Investment (Cost $184)		184

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $526,942 and the unrealized appreciation and depreciation were $0 and ($85,609), respectively, with a net unrealized depreciation of ($85,609).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies — (a)	$441,149	$—	$—	$441,149

Short-Term Investment — (a)	—	184	—	184

Total	$441,149	$184	$—	$441,333

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46832JUL09 — 00

2

Schwab Capital Trust
Schwab S&P 500 Index Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.9%	Common Stock	4,871,002	5,217,774
1.8%	Short-Term Investments	96,461	96,461

99.7%	Total Investments	4,967,463	5,314,235
0.3%	Other Assets and Liabilities, Net		14,023

100.0%	Net Assets		5,328,258

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 97.9% of net assets

Automobiles & Components 0.6%
Ford Motor Co. *	1,832,277	14,658
Harley-Davidson, Inc.	143,545	3,244
Johnson Controls, Inc.	358,952	9,290
The Goodyear Tire & Rubber Co. *	123,796	2,107

		29,299
Banks 2.7%
BB&T Corp.	388,716	8,894
Comerica, Inc.	95,108	2,267
Fifth Third Bancorp	462,725	4,396
First Horizon National Corp. *	128,138	1,643
Hudson City Bancorp, Inc.	310,900	4,371
Huntington Bancshares, Inc.	316,426	1,294
KeyCorp	458,955	2,653
M&T Bank Corp.	49,655	2,896
Marshall & Ilsley Corp.	174,183	1,052
People’s United Financial, Inc.	205,000	3,331
PNC Financial Services Group, Inc.	276,719	10,145
Regions Financial Corp.	678,331	2,998
SunTrust Banks, Inc.	295,636	5,765
U.S. Bancorp	1,142,532	23,319
Wells Fargo & Co.	2,806,676	68,651
Zions Bancorp	68,162	926

		144,601
Capital Goods 7.1%
3M Co.	415,741	29,318
Caterpillar, Inc.	363,792	16,029
Cooper Industries Ltd., Class A	109,322	3,602
Cummins, Inc.	121,708	5,235
Danaher Corp.	145,519	8,912
Deere & Co.	261,688	11,446
Dover Corp.	114,923	3,909
Eaton Corp.	93,395	4,849
Emerson Electric Co.	462,648	16,831
Fastenal Co.	58,534	2,082
Flowserve Corp.	33,000	2,665
Fluor Corp.	103,898	5,486
General Dynamics Corp.	236,932	13,124
General Electric Co.	6,272,677	84,054
Goodrich Corp.	74,318	3,817
Honeywell International, Inc.	441,700	15,327
Illinois Tool Works, Inc.	240,895	9,768
ITT Corp.	112,360	5,551
Jacobs Engineering Group, Inc. *	60,234	2,468
L-3 Communications Holdings, Inc.	73,595	5,556
Lockheed Martin Corp.	200,252	14,971
Masco Corp.	236,681	3,297
Northrop Grumman Corp.	199,871	8,910
PACCAR, Inc.	227,020	7,866
Pall Corp.	48,022	1,445
Parker Hannifin Corp.	103,306	4,574
Precision Castparts Corp.	84,100	6,712
Quanta Services, Inc. *	117,000	2,727
Raytheon Co.	250,739	11,772
Rockwell Automation, Inc.	88,041	3,646
Rockwell Collins, Inc.	98,524	4,158
Textron, Inc.	154,126	2,071
The Boeing Co.	440,715	18,911
The Manitowoc Co., Inc.	74,100	458
United Technologies Corp.	570,169	31,057
W.W. Grainger, Inc.	40,399	3,632

		376,236
Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	56,457	1,509
Cintas Corp.	81,991	2,064
Equifax, Inc.	80,620	2,100
Iron Mountain, Inc. *	93,000	2,716
Monster Worldwide, Inc. *	77,326	1,008
Pitney Bowes, Inc.	131,854	2,723
R.R. Donnelley & Sons Co.	131,347	1,826
Republic Services, Inc.	181,433	4,826
Robert Half International, Inc.	97,973	2,429
Stericycle, Inc. *	48,000	2,458
The Dun & Bradstreet Corp.	23,000	1,656
Waste Management, Inc.	310,505	8,728

		34,043
Consumer Durables & Apparel 1.0%
Centex Corp. *	72,629	792
Coach, Inc.	207,716	6,146
D.R. Horton, Inc.	164,056	1,901
Eastman Kodak Co.	169,561	504
Fortune Brands, Inc.	91,549	3,623
Harman International Industries, Inc.	34,500	851
Hasbro, Inc.	83,255	2,206
KB HOME	38,775	647
Leggett & Platt, Inc.	107,903	1,872

1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

ennar Corp., Class A	79,582	942
Mattel, Inc.	222,967	3,920
Newell Rubbermaid, Inc.	167,418	2,155
NIKE, Inc., Class B	236,242	13,381
Polo Ralph Lauren Corp.	37,700	2,377
Pulte Homes, Inc.	122,586	1,394
Snap-on, Inc.	35,854	1,278
The Black & Decker Corp.	37,550	1,412
The Stanley Works	52,574	2,111
VF Corp.	53,707	3,474
Whirlpool Corp.	46,691	2,666

		53,652
Consumer Services 1.7%
Apollo Group, Inc., Class A *	69,705	4,812
Carnival Corp.	265,307	7,426
Darden Restaurants, Inc.	78,430	2,540
DeVry, Inc.	26,000	1,293
H&R Block, Inc.	157,094	2,622
International Game Technology	191,469	3,782
Marriott International, Inc., Class A	183,810	3,959
McDonald’s Corp.	671,221	36,957
Starbucks Corp. *	462,410	8,185
Starwood Hotels & Resorts Worldwide, Inc.	120,073	2,835
Wyndham Worldwide Corp.	107,943	1,506
Wynn Resorts Ltd. *	46,000	2,354
Yum! Brands, Inc.	288,706	10,238

		88,509
Diversified Financials 7.4%
American Express Co.	716,104	20,287
Ameriprise Financial, Inc.	148,061	4,116
Bank of America Corp.	5,198,204	76,882
Bank of New York Mellon Corp.	719,323	19,666
Capital One Financial Corp.	267,489	8,212
Citigroup, Inc.	3,356,343	10,640
CME Group, Inc.	41,090	11,457
Discover Financial Services	313,324	3,722
E*TRADE Financial Corp. *	262,898	394
Federated Investors, Inc., Class B	45,911	1,191
Franklin Resources, Inc.	96,036	8,517
IntercontinentalExchange, Inc. *	40,700	3,828
Invesco Ltd.	242,243	4,784
Janus Capital Group, Inc.	95,251	1,301
JPMorgan Chase & Co.	2,352,116	90,909
Legg Mason, Inc.	81,300	2,288
Leucadia National Corp. *	119,200	2,920
Moody’s Corp.	126,591	3,005
Morgan Stanley	813,248	23,178
Northern Trust Corp.	145,734	8,716
NYSE Euronext	163,400	4,404
SLM Corp. *	255,962	2,276
State Street Corp.	297,828	14,981
T. Rowe Price Group, Inc.	159,326	7,442
The Charles Schwab Corp. (b)	582,786	10,414
The Goldman Sachs Group, Inc.	304,277	49,689
The Nasdaq OMX Group, Inc. *	64,000	1,352

		396,571
Energy 11.8%
Anadarko Petroleum Corp.	295,092	14,223
Apache Corp.	201,949	16,954
Baker Hughes, Inc.	190,241	7,705
BJ Services Co.	150,775	2,138
Cabot Oil & Gas Corp.	59,700	2,097
Cameron International Corp. *	129,400	4,041
Chesapeake Energy Corp.	326,300	6,996
Chevron Corp.	1,219,559	84,723
ConocoPhillips	906,119	39,606
CONSOL Energy, Inc.	104,200	3,702
Denbury Resources, Inc. *	120,000	1,992
Devon Energy Corp.	269,713	15,668
Diamond Offshore Drilling, Inc.	31,000	2,786
El Paso Corp.	410,934	4,134
ENSCO International, Inc.	70,400	2,667
EOG Resources, Inc.	150,907	11,172
Exxon Mobil Corp.	2,992,491	210,641
FMC Technologies, Inc. *	75,000	3,263
Halliburton Co.	546,836	12,080
Hess Corp.	171,202	9,450
Marathon Oil Corp.	436,722	14,084
Massey Energy Co.	66,700	1,774
Murphy Oil Corp.	97,527	5,676
Nabors Industries Ltd. *	174,696	2,973
National-Oilwell Varco, Inc. *	227,610	8,180
Noble Energy, Inc.	104,000	6,357
Occidental Petroleum Corp.	495,524	35,351
Peabody Energy Corp.	174,400	5,774
Pioneer Natural Resources Co.	73,000	2,084
Range Resources Corp.	88,600	4,112
Rowan Cos., Inc.	64,341	1,372
Schlumberger Ltd.	728,459	38,973
Smith International, Inc.	110,400	2,774
Southwestern Energy Co. *	189,200	7,839
Spectra Energy Corp.	356,334	6,542
Sunoco, Inc.	72,311	1,785
Tesoro Corp.	42,700	559
The Williams Cos., Inc.	368,102	6,144
Valero Energy Corp.	322,485	5,805
XTO Energy, Inc.	349,083	14,044

		628,240
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	262,841	13,011
CVS Caremark Corp.	872,440	29,209
Safeway, Inc.	264,175	5,001
SUPERVALU, Inc.	124,524	1,847
Sysco Corp.	355,595	8,449
The Kroger Co.	393,636	8,416
Wal-Mart Stores, Inc.	1,342,443	66,961
Walgreen Co.	593,699	18,434
Whole Foods Market, Inc. *	69,900	1,691

		153,019

2

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	1,233,329	21,620
Archer-Daniels-Midland Co.	390,669	11,767
Brown-Forman Corp., Class B	51,186	2,250
Campbell Soup Co.	120,713	3,746
Coca-Cola Enterprises, Inc.	173,467	3,259
ConAgra Foods, Inc.	286,055	5,615
Constellation Brands, Inc., Class A *	117,905	1,611
Dean Foods Co. *	73,900	1,566
Dr. Pepper Snapple Group, Inc. *	140,000	3,445
General Mills, Inc.	204,503	12,047
H.J. Heinz Co.	192,551	7,406
Hormel Foods Corp.	30,000	1,077
Kellogg Co.	153,585	7,295
Kraft Foods, Inc., Class A	886,800	25,132
Lorillard, Inc.	103,718	7,646
McCormick & Co., Inc.	77,973	2,512
Molson Coors Brewing Co., Class B	72,850	3,294
PepsiCo, Inc.	937,083	53,179
Philip Morris International, Inc.	1,214,884	56,614
Reynolds American, Inc.	110,078	4,789
Sara Lee Corp.	442,030	4,703
The Coca-Cola Co.	1,199,152	59,766
The Hershey Co.	97,892	3,911
The J.M. Smucker Co.	78,504	3,928
The Pepsi Bottling Group, Inc.	81,611	2,771
Tyson Foods, Inc., Class A	136,402	1,559

		312,508
Health Care Equipment & Services 4.1%
Aetna, Inc.	282,132	7,609
AmerisourceBergen Corp.	204,964	4,042
Baxter International, Inc.	372,961	21,024
Becton, Dickinson & Co.	147,494	9,609
Boston Scientific Corp. *	800,150	8,594
C.R. Bard, Inc.	60,312	4,437
Cardinal Health, Inc.	216,680	7,215
CIGNA Corp.	175,110	4,973
Coventry Health Care, Inc. *	93,847	2,158
DaVita, Inc. *	47,000	2,336
DENTSPLY International, Inc.	65,000	2,168
Express Scripts, Inc. *	152,264	10,665
Hospira, Inc. *	92,968	3,573
Humana, Inc. *	105,389	3,462
IMS Health, Inc.	120,083	1,441
Intuitive Surgical, Inc. *	22,700	5,160
Laboratory Corp. of America Holdings *	67,844	4,558
McKesson Corp.	170,166	8,704
Medco Health Solutions, Inc. *	302,326	15,981
Medtronic, Inc.	670,796	23,760
Patterson Cos., Inc. *	69,444	1,761
Quest Diagnostics, Inc.	88,042	4,809
St. Jude Medical, Inc. *	208,159	7,850
Stryker Corp.	146,742	5,705
Tenet Healthcare Corp. *	48,777	193
UnitedHealth Group, Inc.	725,993	20,371
Varian Medical Systems, Inc. *	49,000	1,728
WellPoint, Inc. *	308,969	16,264
Zimmer Holdings, Inc. *	140,969	6,569

		216,719
Household & Personal Products 2.8%
Avon Products, Inc.	257,470	8,337
Colgate-Palmolive Co.	302,177	21,890
Kimberly-Clark Corp.	249,681	14,594
The Clorox Co.	84,122	5,132
The Estee Lauder Cos., Inc., Class A	62,600	2,281
The Procter & Gamble Co.	1,774,636	98,510

		150,744
Insurance 2.4%
Aflac, Inc.	282,803	10,707
American International Group, Inc.	80,001	1,051
Aon Corp.	178,840	7,055
Assurant, Inc.	53,600	1,368
Cincinnati Financial Corp.	101,886	2,460
Genworth Financial, Inc., Class A	280,038	1,932
Lincoln National Corp.	165,270	3,502
Loews Corp.	223,303	6,704
Marsh & McLennan Cos., Inc.	315,984	6,452
MBIA, Inc. *	78,224	328
MetLife, Inc.	502,911	17,074
Principal Financial Group, Inc.	158,912	3,766
Prudential Financial, Inc.	269,281	11,921
The Allstate Corp.	327,492	8,813
The Chubb Corp.	217,240	10,032
The Hartford Financial Services Group, Inc.	194,837	3,213
The Progressive Corp. *	415,028	6,466
The Travelers Cos., Inc.	352,357	15,176
Torchmark Corp.	58,181	2,273
Unum Group	213,338	4,004
XL Capital Ltd., Class A	168,299	2,370

		126,667
Materials 3.3%
Air Products & Chemicals, Inc.	131,754	9,829
AK Steel Holding Corp.	50,800	999
Alcoa, Inc.	613,437	7,214
Allegheny Technologies, Inc.	53,155	1,439
Ball Corp.	59,822	2,893
Bemis Co., Inc.	59,750	1,573
CF Industries Holdings, Inc.	25,000	1,974
E.I. du Pont de Nemours & Co.	551,828	17,068
Eastman Chemical Co.	45,991	2,284
Ecolab, Inc.	105,595	4,383
Freeport-McMoRan Copper & Gold, Inc.	249,796	15,063
International Flavors & Fragrances, Inc.	48,167	1,698
International Paper Co.	258,603	4,864
MeadWestvaco Corp.	104,877	2,044
Monsanto Co.	329,326	27,663

3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Newmont Mining Corp.	295,912	12,236
Nucor Corp.	189,804	8,441
Owens-Illinois, Inc. *	80,000	2,715
Pactiv Corp. *	79,295	1,997
PPG Industries, Inc.	102,061	5,613
Praxair, Inc.	187,730	14,677
Sealed Air Corp.	98,210	1,806
Sigma-Aldrich Corp.	77,926	3,955
The Dow Chemical Co.	647,403	13,706
Titanium Metals Corp.	26,900	225
United States Steel Corp.	77,148	3,067
Vulcan Materials Co.	72,204	3,428
Weyerhaeuser Co.	127,433	4,465

		177,319
Media 2.5%
CBS Corp., Class B	419,711	3,438
Comcast Corp., Class A	1,727,063	25,664
Gannett Co., Inc.	138,839	972
Meredith Corp.	17,154	454
News Corp., Class A	1,391,611	14,375
Omnicom Group, Inc.	195,442	6,645
Scripps Networks Interactive, Class A	39,225	1,266
The DIRECTV Group, Inc. *	366,460	9,491
The Interpublic Group of Cos., Inc. *	256,619	1,337
The McGraw-Hill Cos., Inc.	195,811	6,139
The New York Times Co., Class A	81,287	640
The Walt Disney Co.	1,111,116	27,911
The Washington Post Co., Class B	1,250	564
Time Warner Cable, Inc., Class A	217,171	7,180
Time Warner, Inc.	717,003	19,115
Viacom, Inc., Class B *	379,603	8,792

		133,983
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Abbott Laboratories	930,905	41,881
Allergan, Inc.	185,022	9,886
Amgen, Inc. *	633,298	39,461
Biogen Idec, Inc. *	177,761	8,453
Bristol-Myers Squibb Co.	1,194,753	25,974
Celgene Corp. *	272,500	15,522
Cephalon, Inc. *	40,000	2,346
Eli Lilly & Co.	608,355	21,226
Forest Laboratories, Inc. *	195,423	5,048
Genzyme Corp. *	162,807	8,448
Gilead Sciences, Inc. *	551,294	26,975
Johnson & Johnson	1,662,830	101,250
King Pharmaceuticals, Inc. *	159,892	1,450
Life Technologies Corp. *	96,749	4,405
Merck & Co., Inc.	1,272,857	38,198
Millipore Corp. *	16,408	1,142
Mylan, Inc. *	115,549	1,524
PerkinElmer, Inc.	70,980	1,251
Pfizer, Inc.	4,064,167	64,742
Schering-Plough Corp.	978,626	25,943
Thermo Fisher Scientific, Inc. *	251,699	11,397
Waters Corp. *	60,268	3,028
Watson Pharmaceuticals, Inc. *	63,811	2,216
Wyeth	803,282	37,393

		499,159
Real Estate 1.0%
Apartment Investment & Management Co., Class A	82,689	776
AvalonBay Communities, Inc.	44,310	2,579
Boston Properties, Inc.	80,600	4,264
CB Richard Ellis Group, Inc., Class A *	164,700	1,795
Developers Diversified Realty Corp.	1,644	9
Equity Residential	165,692	3,977
HCP, Inc.	156,700	4,036
Health Care REIT, Inc.	64,200	2,572
Host Hotels & Resorts, Inc.	349,458	3,173
Kimco Realty Corp.	184,400	1,814
Plum Creek Timber Co., Inc.	106,950	3,345
ProLogis	204,506	1,798
Public Storage	74,825	5,430
Simon Property Group, Inc.	167,816	9,351
Ventas, Inc.	90,000	3,177
Vornado Realty Trust	93,068	4,748

		52,844
Retailing 3.3%
Abercrombie & Fitch Co., Class A	55,900	1,598
Amazon.com, Inc. *	192,488	16,508
AutoNation, Inc. *	80,566	1,666
AutoZone, Inc. *	24,987	3,837
Bed Bath & Beyond, Inc. *	167,865	5,833
Best Buy Co., Inc.	212,291	7,933
Big Lots, Inc. *	62,909	1,449
Expedia, Inc. *	126,600	2,622
Family Dollar Stores, Inc.	85,892	2,699
GameStop Corp., Class A *	97,900	2,143
Genuine Parts Co.	102,653	3,636
J.C. Penney Co., Inc.	135,584	4,088
Kohl’s Corp. *	188,281	9,141
Limited Brands, Inc.	189,987	2,458
Lowe’s Cos., Inc.	881,200	19,792
Macy’s, Inc.	272,190	3,786
Nordstrom, Inc.	109,382	2,892
O’Reilly Automotive, Inc. *	84,000	3,416
Office Depot, Inc. *	167,083	760
RadioShack Corp.	79,067	1,226
Sears Holdings Corp. *	40,075	2,659
Staples, Inc.	426,397	8,963
Target Corp.	456,519	19,913
The Gap, Inc.	294,399	4,805
The Home Depot, Inc.	1,019,607	26,449
The Sherwin-Williams Co.	60,651	3,503
The TJX Cos., Inc.	262,389	9,506
Tiffany & Co.	74,308	2,217

		175,498

4

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	301,471	1,103
Altera Corp.	194,494	3,635
Analog Devices, Inc.	179,122	4,903
Applied Materials, Inc.	820,999	11,330
Broadcom Corp., Class A *	274,481	7,749
Intel Corp.	3,333,326	64,167
KLA-Tencor Corp.	110,567	3,525
Linear Technology Corp.	136,338	3,663
LSI Corp. *	250,138	1,296
MEMC Electronic Materials, Inc. *	105,100	1,852
Microchip Technology, Inc.	92,700	2,496
Micron Technology, Inc. *	425,213	2,717
National Semiconductor Corp.	132,830	2,000
Novellus Systems, Inc. *	62,474	1,223
NVIDIA Corp. *	324,850	4,200
Teradyne, Inc. *	119,683	943
Texas Instruments, Inc.	789,420	18,986
Xilinx, Inc.	172,868	3,749

		139,537
Software & Services 6.8%
Adobe Systems, Inc. *	322,522	10,456
Affiliated Computer Services, Inc., Class A *	58,472	2,772
Akamai Technologies, Inc. *	89,500	1,471
Autodesk, Inc. *	142,646	3,111
Automatic Data Processing, Inc.	306,040	11,400
BMC Software, Inc. *	120,001	4,084
CA, Inc.	248,295	5,249
Citrix Systems, Inc. *	101,545	3,615
Cognizant Technology Solutions Corp., Class A *	176,300	5,217
Computer Sciences Corp. *	94,953	4,574
Compuware Corp. *	179,317	1,314
Convergys Corp. *	85,006	910
eBay, Inc. *	653,586	13,889
Electronic Arts, Inc. *	189,219	4,063
Fidelity National Information Services, Inc.	102,300	2,396
Fiserv, Inc. *	100,097	4,746
Google, Inc., Class A *	144,271	63,919
Intuit, Inc. *	197,876	5,877
MasterCard, Inc., Class A	43,900	8,518
McAfee, Inc. *	90,000	4,012
Microsoft Corp.	4,613,998	108,521
Novell, Inc. *	220,687	1,011
Oracle Corp.	2,331,376	51,593
Paychex, Inc.	198,430	5,258
Red Hat, Inc. *	60,000	1,370
Salesforce.com, Inc. *	47,435	2,056
Symantec Corp. *	513,854	7,672
Total System Services, Inc.	118,200	1,735
VeriSign, Inc. *	117,700	2,406
Western Union Co.	442,962	7,743
Yahoo!, Inc. *	787,491	11,277

		362,235
Technology Hardware & Equipment 8.9%
Agilent Technologies, Inc. *	220,967	5,131
Amphenol Corp., Class A	72,000	2,401
Apple, Inc. *	532,505	87,006
Ciena Corp. *	47,466	530
Cisco Systems, Inc. *	3,498,668	77,006
Corning, Inc.	943,854	16,045
Dell, Inc. *	1,041,999	13,942
EMC Corp. *	1,232,341	18,559
FLIR Systems, Inc. *	80,000	1,719
Harris Corp.	80,000	2,505
Hewlett-Packard Co.	1,456,373	63,061
International Business Machines Corp.	802,287	94,614
Jabil Circuit, Inc.	108,685	995
JDS Uniphase Corp. *	125,689	736
Juniper Networks, Inc. *	305,100	7,972
Lexmark International, Inc., Class A *	53,391	773
Molex, Inc.	85,448	1,518
Motorola, Inc.	1,388,000	9,938
NetApp, Inc. *	208,093	4,674
QLogic Corp. *	92,672	1,209
QUALCOMM, Inc.	986,578	45,590
SanDisk Corp. *	109,800	1,957
Sun Microsystems, Inc. *	483,538	4,434
Tellabs, Inc. *	266,357	1,545
Teradata Corp. *	108,424	2,664
Western Digital Corp. *	133,000	4,023
Xerox Corp.	540,916	4,430

		474,977
Telecommunication Services 3.3%
American Tower Corp., Class A *	229,400	7,820
AT&T, Inc.	3,550,842	93,139
CenturyTel, Inc.	196,628	6,172
Frontier Communications Corp.	197,963	1,386
MetroPCS Communications, Inc. *	75,000	889
Qwest Communications International, Inc.	954,223	3,683
Sprint Nextel Corp. *	1,782,577	7,131
Verizon Communications, Inc.	1,712,606	54,923
Windstream Corp.	261,945	2,297

		177,440
Transportation 2.0%
Burlington Northern Santa Fe Corp.	170,459	13,396
C.H. Robinson Worldwide, Inc.	87,200	4,755
CSX Corp.	248,206	9,958
Expeditors International of Washington, Inc.	113,500	3,851
FedEx Corp.	187,949	12,751
Norfolk Southern Corp.	229,224	9,914
Ryder System, Inc.	34,193	1,201
Southwest Airlines Co.	450,801	3,539
Union Pacific Corp.	307,341	17,678

5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

United Parcel Service, Inc., Class B	596,665	32,059

		109,102
Utilities 3.8%
Allegheny Energy, Inc.	100,525	2,534
Ameren Corp.	128,530	3,268
American Electric Power Co., Inc.	286,435	8,868
CenterPoint Energy, Inc.	202,437	2,439
CMS Energy Corp.	131,771	1,705
Consolidated Edison, Inc.	162,269	6,387
Constellation Energy Group, Inc.	116,691	3,349
Dominion Resources, Inc.	354,616	11,986
DTE Energy Co.	102,614	3,536
Duke Energy Corp.	773,889	11,980
Dynegy, Inc., Class A *	247,112	497
Edison International	204,467	6,608
Entergy Corp.	118,073	9,485
EQT Corp.	78,000	2,994
Exelon Corp.	396,464	20,164
FirstEnergy Corp.	185,163	7,629
FPL Group, Inc.	250,250	14,182
Integrys Energy Group, Inc.	27,779	938
Nicor, Inc.	20,782	757
NiSource, Inc.	161,756	2,085
Northeast Utilities	104,000	2,393
Pepco Holdings, Inc.	110,000	1,582
PG&E Corp.	222,556	8,984
Pinnacle West Capital Corp.	58,445	1,868
PPL Corp.	227,042	7,672
Progress Energy, Inc.	166,992	6,586
Public Service Enterprise Group, Inc.	310,174	10,065
Questar Corp.	102,900	3,403
SCANA Corp.	72,200	2,552
Sempra Energy	156,317	8,196
Southern Co.	471,109	14,793
TECO Energy, Inc.	124,804	1,684
The AES Corp. *	414,310	5,299
Wisconsin Energy Corp.	69,000	2,965
Xcel Energy, Inc.	272,754	5,439

		204,872

Total Common Stock (Cost $4,871,002)		5,217,774

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.8% of net assets

Commercial Paper & Other Obligation 1.6%
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	87,380	87,380
U.S. Treasury Obligations 0.2%
U.S. Treasury Bill
0.14%, 09/17/09 (a)	500	500
0.13%, 09/17/09 (a)	400	400
0.18%, 09/17/09 (a)	500	500
0.12%, 09/17/09 (a)	500	500
0.16%, 09/17/09 (a)	7,183	7,181

		9,081

Total Short-Term Investments (Cost $96,461)		96,461

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09 tax basis cost of the fund’s investments was $5,009,497 and the unrealized appreciation and depreciation were $1,517,757 and ($1,213,019), respectively, with a net unrealized appreciation of $304,738.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Issuer is affiliated with the fund’s adviser.
REIT — Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 09/18/09	2,000	98,440	5,822

6

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$5,217,774	$—	$—	$5,217,774

Short-Term Investments — (a)	—	96,461	—	96,461

Total	$5,217,774	$96,461	$—	$5,314,235

Other Financial Instruments
Futures Contracts*	$5,822	$—	$—	$5,822

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market

7

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
REG46816JUL09 — 00

8

Schwab Capital Trust
Schwab Core Equity FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.0%	Common Stock	1,620,318	1,545,317
1.3%	Other Investment Company	21,199	21,199
0.4%	Short-Term Investment	6,889	6,889

99.7%	Total Investments	1,648,406	1,573,405
0.3%	Other Assets and Liabilities, Net		4,163

100.0%	Total Net Assets		1,577,568

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.0% of net assets

Automobiles & Components 0.2%
Ford Motor Co. *	300,000	2,400
WABCO Holdings, Inc.	16,950	322

		2,722
Banks 0.2%
Fifth Third Bancorp	30,327	288
First Horizon National Corp. *	17,446	224
SunTrust Banks, Inc.	103,400	2,016

		2,528
Capital Goods 8.3%
Alliant Techsystems, Inc. *	3,550	279
Dover Corp.	10,750	366
Emerson Electric Co.	178,320	6,487
Flowserve Corp.	50,000	4,038
Fluor Corp.	245,600	12,968
General Dynamics Corp.	50,110	2,776
Illinois Tool Works, Inc.	13,100	531
ITT Corp.	130,000	6,422
Lockheed Martin Corp.	500,000	37,380
Northrop Grumman Corp.	220,450	9,828
Raytheon Co.	1,000,000	46,950
Rockwell Collins, Inc.	8,700	367
SPX Corp.	7,090	374
United Technologies Corp.	50,000	2,724

		131,490
Commercial & Professional Supplies 0.3%
Equifax, Inc.	65,000	1,693
R.R. Donnelley & Sons Co.	200,000	2,780

		4,473
Consumer Durables & Apparel 0.5%
Newell Rubbermaid, Inc.	250,000	3,218
Polo Ralph Lauren Corp.	85,000	5,359

		8,577
Consumer Services 1.8%
Apollo Group, Inc., Class A *	165,000	11,392
Life Time Fitness, Inc. *	10,000	254
McDonald’s Corp.	300,000	16,518
Yum! Brands, Inc.	25,500	904

		29,068
Diversified Financials 9.7%
Ameriprise Financial, Inc.	433,550	12,053
Bank of America Corp.	1,136,501	16,809
Bank of New York Mellon Corp.	225,280	6,159
Capital One Financial Corp.	75,000	2,303
Discover Financial Services	672,050	7,984
JPMorgan Chase & Co.	1,463,540	56,566
Knight Capital Group, Inc., Class A *	20,575	382
Morgan Stanley	561,700	16,008
Northern Trust Corp.	143,290	8,570
State Street Corp.	100,000	5,030
The Goldman Sachs Group, Inc.	130,979	21,389

		153,253
Energy 9.4%
Anadarko Petroleum Corp.	226,100	10,898
Apache Corp.	8,681	729
Cameron International Corp. *	10,400	325
ConocoPhillips	200,900	8,781
ENSCO International, Inc.	200,000	7,578
Exxon Mobil Corp.	640,950	45,116
FMC Technologies, Inc. *	85,000	3,697
Murphy Oil Corp.	106,865	6,220
Nabors Industries Ltd. *	350,000	5,957
National-Oilwell Varco, Inc. *	357,950	12,865
Occidental Petroleum Corp.	464,490	33,137
Valero Energy Corp.	735,000	13,230

		148,533
Food & Staples Retailing 3.1%
CVS Caremark Corp.	12,060	404
Rite Aid Corp. *	176,200	257
SUPERVALU, Inc.	130,000	1,928
The Kroger Co.	700,000	14,966
Wal-Mart Stores, Inc.	630,000	31,424

		48,979
Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	575,890	10,095
Archer-Daniels-Midland Co.	320,000	9,638
Coca-Cola Enterprises, Inc.	345,000	6,483
Dean Foods Co. *	15,320	325
Dr. Pepper Snapple Group, Inc. *	61,011	1,501
General Mills, Inc.	433,950	25,564
H.J. Heinz Co.	8,350	321
Philip Morris International, Inc.	125,000	5,825
Reynolds American, Inc.	93,960	4,088

1

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

The Coca-Cola Co.	294,440	14,675
The J.M. Smucker Co.	7,450	373
The Pepsi Bottling Group, Inc.	225,000	7,639
Tyson Foods, Inc., Class A	225,000	2,572

		89,099
Health Care Equipment & Services 5.5%
Aetna, Inc.	499,095	13,461
Baxter International, Inc.	300,000	16,911
Beckman Coulter, Inc.	4,650	293
Becton, Dickinson & Co.	123,110	8,021
Boston Scientific Corp. *	29,633	318
Cerner Corp. *	8,000	521
CIGNA Corp.	326,760	9,280
Community Health Systems, Inc. *	11,880	336
Express Scripts, Inc. *	250,999	17,580
Humana, Inc. *	287,240	9,436
McKesson Corp.	57,150	2,923
Medtronic, Inc.	15,700	556
Omnicare, Inc.	300,000	7,161
Teleflex, Inc.	4,265	204
Varian Medical Systems, Inc. *	7,540	266

		87,267
Household & Personal Products 3.1%
Church & Dwight Co., Inc.	205,000	12,091
The Procter & Gamble Co.	669,389	37,158

		49,249
Insurance 4.6%
American Financial Group, Inc.	79,290	1,934
Aon Corp.	50,000	1,972
Arch Capital Group Ltd. *	8,035	500
MetLife, Inc.	706,820	23,996
PartnerRe Ltd.	3,950	271
Prudential Financial, Inc.	241,090	10,673
The Allstate Corp.	17,050	459
The Chubb Corp.	152,660	7,050
The Travelers Cos., Inc.	582,940	25,107

		71,962
Materials 2.4%
AK Steel Holding Corp.	127,270	2,503
Ball Corp.	100,000	4,836
Celanese Corp., Series A	220,000	5,654
Crown Holdings, Inc. *	85,000	2,134
International Paper Co.	292,155	5,495
Owens-Illinois, Inc. *	123,710	4,199
Pactiv Corp. *	18,300	461
Sonoco Products Co.	326,650	8,650
Terra Industries, Inc.	125,000	3,645

		37,577
Media 1.8%
Comcast Corp., Class A	300,000	4,458
DISH Network Corp., Class A *	33,790	573
Liberty Global, Inc., Series A *	350,000	7,332
Omnicom Group, Inc.	88,050	2,994
The DIRECTV Group, Inc. *	18,770	486
Time Warner, Inc.	466,666	12,441

		28,284
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
Amgen, Inc. *	380,000	23,678
Bristol-Myers Squibb Co.	250,000	5,435
Cephalon, Inc. *	245,000	14,369
Eli Lilly & Co.	122,505	4,274
Endo Pharmaceuticals Holdings, Inc. *	86,560	1,819
Forest Laboratories, Inc. *	350,000	9,040
Gilead Sciences, Inc. *	26,420	1,293
Johnson & Johnson	200,000	12,178
Life Technologies Corp. *	271,637	12,368
Merck & Co., Inc.	317,080	9,515
Pfizer, Inc.	2,382,530	37,954
Thermo Fisher Scientific, Inc. *	20,400	924
Varian, Inc. *	9,635	489
Watson Pharmaceuticals, Inc. *	305,000	10,593
Wyeth	50,000	2,327

		146,256
Retailing 3.9%
Amazon.com, Inc. *	250,000	21,440
Bed Bath & Beyond, Inc. *	6,200	215
Best Buy Co., Inc.	21,715	811
Family Dollar Stores, Inc.	410,000	12,882
Lowe’s Cos., Inc.	75,000	1,685
Macy’s, Inc.	322,401	4,485
Priceline.com, Inc. *	5,046	654
The Gap, Inc.	770,000	12,566
The Home Depot, Inc.	100,000	2,594
The Sherwin-Williams Co.	70,000	4,043
The TJX Cos., Inc.	17,685	641

		62,016
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	14,350	393
Broadcom Corp., Class A *	19,450	549
Intel Corp.	629,685	12,122
LSI Corp. *	1,200,000	6,216
Marvell Technology Group Ltd. *	350,000	4,669
Maxim Integrated Products, Inc.	29,190	517
National Semiconductor Corp.	70,000	1,054
ON Semiconductor Corp. *	291,011	2,124
Texas Instruments, Inc.	400,000	9,620

		37,264
Software & Services 6.0%
Accenture Ltd., Class A	75,000	2,630
ANSYS, Inc. *	7,200	225
BMC Software, Inc. *	510,640	17,377
Cadence Design Systems, Inc. *	602,790	3,557
Computer Sciences Corp. *	185,000	8,911
Google, Inc., Class A *	11,892	5,269
MasterCard, Inc., Class A	2,353	457
Microsoft Corp.	687,900	16,179
Oracle Corp.	439,800	9,733
Symantec Corp. *	1,375,900	20,542

2

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Synopsys, Inc. *	506,140	10,113

		94,993
Technology Hardware & Equipment 12.9%
Agilent Technologies, Inc. *	15,250	354
Apple, Inc. *	159,035	25,985
Avnet, Inc. *	11,050	270
Cisco Systems, Inc. *	602,650	13,264
Corning, Inc.	40,777	693
Dell, Inc. *	57,060	763
EMC Corp. *	200,000	3,012
Hewlett-Packard Co.	1,666,135	72,144
International Business Machines Corp.	630,160	74,315
NCR Corp. *	126,445	1,636
Nortel Networks Corp. *	2,696	—
QUALCOMM, Inc.	8,455	391
Western Digital Corp. *	220,000	6,655
Xerox Corp.	549,070	4,497

		203,979
Telecommunication Services 3.4%
AT&T, Inc.	982,420	25,769
CenturyTel, Inc.	248,360	7,796
Crown Castle International Corp. *	33,258	956
Frontier Communications Corp.	300,000	2,100
Qwest Communications International, Inc.	2,119,420	8,181
Sprint Nextel Corp. *	800,000	3,200
Telephone & Data Systems, Inc.	105,290	2,710
Verizon Communications, Inc.	85,000	2,726

		53,438
Transportation 0.9%
CSX Corp.	115,000	4,614
Union Pacific Corp.	159,800	9,191

		13,805
Utilities 2.6%
Exelon Corp.	342,000	17,394
Mirant Corp. *	225,000	4,064
NRG Energy, Inc. *	700,000	19,047

		40,505

Total Common Stock (Cost $1,620,318)		1,545,317

Other Investment Company 1.3% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	21,198,655	21,199

Total Other Investment Company (Cost $21,199)		21,199

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.4% of net assets

U.S. Treasury Obligation 0.4%
U.S. Treasury Bill 0.16%, 09/17/09 (a)	6,891	6,889

Total Short-Term Investment (Cost $6,889)		6,889

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $1,654,169 and the unrealized appreciation and depreciation were $136,651 and ($217,415), respectively, with a net unrealized depreciation of ($80,764).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 09/18/09	440	21,657	1,074
3

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$1,545,317	$—	$—	$1,545,317
Other Investment Company	21,198	—	—	21,198
Short-Term Investment — (a)		6,890		6,890

Total	$1,566,515	$6,890	$—	$1,573,405

Other Financial Instruments
Futures Contracts *	$1,074	$—	$—	$1,074

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

4

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market values change daily.
REG46823JUL09 — 00

5

Schwab Capital Trust
Schwab Dividend Equity Fund TM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.1%	Common Stock	1,293,517	1,225,700
1.7%	Short-Term Investments	21,165	21,165

99.8%	Total Investments	1,314,682	1,246,865
0.2%	Other Assets and Liabilities, Net		3,024

100.0%	Total Net Assets		1,249,889

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.1% of net assets

Banks 0.6%
SunTrust Banks, Inc.	400,887	7,817
Capital Goods 7.7%
Cooper Industries Ltd., Class A	255,000	8,402
Emerson Electric Co.	423,600	15,411
KBR, Inc.	125,000	2,649
L-3 Communications Holdings, Inc.	150,000	11,325
Lockheed Martin Corp.	200,000	14,952
Masco Corp.	300,000	4,179
Northrop Grumman Corp.	290,400	12,946
Raytheon Co.	487,100	22,869
United Technologies Corp.	75,000	4,085

		96,818
Commercial & Professional Supplies 2.2%
Pitney Bowes, Inc.	200,000	4,130
R.R. Donnelley & Sons Co.	460,000	6,394
Waste Management, Inc.	590,000	16,585

		27,109
Consumer Durables & Apparel 2.4%
D.R. Horton, Inc.	1,169,314	13,552
Hasbro, Inc.	325,000	8,612
Leggett & Platt, Inc.	250,000	4,338
Newell Rubbermaid, Inc.	225,000	2,896

		29,398
Consumer Services 3.1%
H&R Block, Inc.	140,000	2,337
McDonald’s Corp.	375,000	20,647
Yum! Brands, Inc.	435,000	15,425

		38,409
Diversified Financials 7.7%
Ameriprise Financial, Inc.	125,000	3,475
Bank of America Corp.	350,000	5,177
Bank of New York Mellon Corp.	450,845	12,326
Capital One Financial Corp.	100,000	3,070
JPMorgan Chase & Co.	775,584	29,976
Morgan Stanley	450,000	12,825
Northern Trust Corp.	175,000	10,467
State Street Corp.	100,000	5,030
The Goldman Sachs Group, Inc.	85,000	13,880

		96,226
Energy 10.3%
Anadarko Petroleum Corp.	300,000	14,460
Apache Corp.	125,000	10,494
Boardwalk Pipeline Partners L.P.	170,000	4,085
ConocoPhillips	400,000	17,484
ENSCO International, Inc.	385,000	14,588
Exxon Mobil Corp.	250,000	17,597
Occidental Petroleum Corp.	420,000	29,963
Patterson-UTI Energy, Inc.	225,000	3,107
Tesoro Corp.	200,000	2,618
The Williams Cos., Inc.	230,000	3,839
Valero Energy Corp.	600,000	10,800

		129,035
Food & Staples Retailing 1.6%
SUPERVALU, Inc.	200,000	2,966
The Kroger Co.	335,000	7,162
Wal-Mart Stores, Inc.	200,000	9,976

		20,104
Food, Beverage & Tobacco 8.8%
Altria Group, Inc.	610,000	10,693
Coca-Cola Enterprises, Inc.	150,000	2,819
ConAgra Foods, Inc.	150,000	2,944
General Mills, Inc.	270,000	15,906
H.J. Heinz Co.	435,000	16,730
Kellogg Co.	340,000	16,150
Philip Morris International, Inc.	75,000	3,495
Reynolds American, Inc.	426,400	18,553
Sara Lee Corp.	250,000	2,660
The Coca-Cola Co.	370,000	18,441
The J.M. Smucker Co.	39,197	1,961

		110,352
Health Care Equipment & Services 3.7%
Baxter International, Inc.	325,000	18,320
Becton, Dickinson & Co.	254,000	16,548
McKesson Corp.	225,000	11,509

		46,377
Household & Personal Products 2.3%
Colgate-Palmolive Co.	235,000	17,023
The Procter & Gamble Co.	200,000	11,102

		28,125
Insurance 4.8%
Aon Corp.	200,000	7,890
Axis Capital Holdings Ltd.	100,000	2,846

1

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

HCC Insurance Holdings, Inc.	250,000	6,275
MetLife, Inc.	100,000	3,395
Prudential Financial, Inc.	180,000	7,969
The Chubb Corp.	351,000	16,209
The Travelers Cos., Inc.	358,000	15,419

		60,003
Materials 2.5%
Ball Corp.	75,000	3,627
Bemis Co., Inc.	100,000	2,632
Celanese Corp., Series A	125,000	3,213
Eastman Chemical Co.	75,000	3,724
International Paper Co.	500,000	9,405
MeadWestvaco Corp.	300,000	5,847
Sonoco Products Co.	100,000	2,648

		31,096
Media 0.8%
Comcast Corp., Class A	200,000	2,972
Gannett Co., Inc.	200,000	1,400
The McGraw-Hill Cos., Inc.	100,000	3,135
Time Warner, Inc.	100,000	2,666

		10,173
Pharmaceuticals, Biotechnology & Life Sciences 10.0%
Abbott Laboratories	425,000	19,121
Bristol-Myers Squibb Co.	900,000	19,566
Eli Lilly & Co.	550,000	19,190
Johnson & Johnson	387,000	23,564
Merck & Co., Inc.	560,000	16,806
Pfizer, Inc.	1,200,000	19,116
Wyeth	175,000	8,146

		125,509
Real Estate 0.8%
Boston Properties, Inc.	65,000	3,439
Essex Property Trust, Inc.	50,000	3,251
Vornado Realty Trust	61,789	3,152

		9,842
Retailing 2.9%
Family Dollar Stores, Inc.	225,000	7,070
Limited Brands, Inc.	200,000	2,588
Macy’s, Inc.	300,000	4,173
The Gap, Inc.	400,000	6,528
The Home Depot, Inc.	325,000	8,430
The TJX Cos., Inc.	210,000	7,608

		36,397
Semiconductors & Semiconductor Equipment 4.2%
Analog Devices, Inc.	290,000	7,937
Intel Corp.	1,125,000	21,656
Maxim Integrated Products, Inc.	250,000	4,430
Texas Instruments, Inc.	775,000	18,639

		52,662
Software & Services 6.3%
Accenture Ltd., Class A	535,000	18,762
Automatic Data Processing, Inc.	335,000	12,479
CA, Inc.	450,000	9,513
MasterCard, Inc., Class A	25,000	4,851
Microsoft Corp.	1,000,000	23,520
Oracle Corp.	300,000	6,639
Western Union Co.	140,000	2,447

		78,211
Technology Hardware & Equipment 6.8%
Hewlett-Packard Co.	570,000	24,681
International Business Machines Corp.	242,500	28,598
Molex, Inc.	300,000	5,328
Seagate Technology	1,250,000	15,050
Tyco Electronics Ltd.	300,000	6,441
Xerox Corp.	540,000	4,423

		84,521
Telecommunication Services 3.5%
AT&T, Inc.	450,407	11,814
CenturyTel, Inc.	387,700	12,170
Qwest Communications International, Inc.	700,000	2,702
Verizon Communications, Inc.	477,300	15,307
Windstream Corp.	200,000	1,754

		43,747
Transportation 0.5%
CSX Corp.	150,000	6,018
Utilities 4.6%
American Electric Power Co., Inc.	451,000	13,963
DTE Energy Co.	425,000	14,645
Duke Energy Corp.	250,000	3,870
Edison International	100,000	3,232
Exelon Corp.	125,000	6,358
PG&E Corp.	100,000	4,037
Public Service Enterprise Group, Inc.	200,000	6,490
UGI Corp.	195,000	5,156

		57,751

Total Common Stock (Cost $1,293,517)		1,225,700

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.7% of net assets

Commercial Paper & Other Obligation 1.5%
Citibank, New York Time Deposit 0.03%, 08/03/09	18,656	18,656
U.S. Treasury Obligation 0.2%
U.S. Treasury Bill 0.16%, 09/17/09 (a)	2,509	2,509

Total Short-Term Investments (Cost $21,165)		21,165

2

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued
End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $1,314,682 and the unrealized appreciation and depreciation were $117,007 and ($184,824), respectively, with a net unrealized depreciation of ($67,817).

(a)	All or a portion of this security is held as collateral for open futures contracts.
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 09/18/09	350	17,227	854
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$1,225,700	$—	$—	$1,225,700

Short-Term Investments — (a)	—	21,165	—	21,165

Total	$1,225,700	$21,165	$—	$1,246,865

Other Financial Instruments
Futures Contracts*	$854	$—	$—	$854

3

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
REG46824JUL09 — 00

4

Schwab Capital Trust
Schwab Small-Cap Equity FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.4%	Common Stock	199,115	195,333
5.1%	Short-Term Investments	10,372	10,372

100.5%	Total Investments	209,487	205,705
(0.5)%	Other Assets and Liabilities, Net		(971)

100.0%	Total Net Assets		204,734

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 95.4% of net assets

Automobiles & Components 0.8%
Spartan Motors, Inc.	25,100	176
Standard Motor Products, Inc.	44,200	494
Stoneridge, Inc. *	60,600	269
Superior Industries International, Inc.	22,000	347
TRW Automotive Holdings Corp. *	24,400	410

		1,696
Banks 6.5%
BancFirst Corp.	26,800	960
Bank Mutual Corp.	20,200	199
Boston Private Financial Holdings, Inc.	177,400	812
CapitalSource, Inc.	85,700	398
Central Pacific Financial Corp.	87,800	191
Chemical Financial Corp.	15,000	326
Community Trust Bancorp, Inc.	5,600	152
CVB Financial Corp.	23,100	174
East West Bancorp, Inc.	125,400	1,109
First BanCorp Puerto Rico	171,000	530
First Citizens BancShares, Inc., Class A	3,900	554
MGIC Investment Corp.	95,100	628
NBT Bancorp, Inc.	37,700	865
Ocwen Financial Corp. *	70,400	1,003
Popular, Inc.	123,100	156
Provident Financial Services, Inc.	86,500	1,024
Southside Bancshares, Inc.	32,500	736
SVB Financial Group *	31,300	1,103
UMB Financial Corp.	30,600	1,277
Umpqua Holdings Corp.	35,000	339
United Community Banks, Inc. *	74,800	503
Wintrust Financial Corp.	9,400	246

		13,285
Capital Goods 11.0%
A.O. Smith Corp.	11,000	429
Aircastle Ltd.	20,200	147
Altra Holdings, Inc. *	87,100	766
American Science & Engineering, Inc.	4,200	293
American Woodmark Corp.	40,200	942
Apogee Enterprises, Inc.	16,100	235
Applied Signal Technology, Inc.	20,900	523
Beacon Roofing Supply, Inc. *	9,600	161
Belden, Inc.	7,300	128
Brady Corp., Class A	23,200	682
Chart Industries, Inc. *	35,700	688
CIRCOR International, Inc.	11,400	263
Crane Co.	40,100	851
Cubic Corp.	23,800	932
Dycom Industries, Inc. *	78,900	1,004
DynCorp International, Inc., Class A *	29,200	593
EMCOR Group, Inc. *	62,500	1,507
Encore Wire Corp.	13,100	284
EnerSys *	30,000	594
EnPro Industries, Inc. *	19,100	340
Esterline Technologies Corp. *	12,800	364
Federal Signal Corp.	17,200	152
Gardner Denver, Inc. *	31,600	922
GenCorp, Inc. *	98,500	256
Gibraltar Industries, Inc.	72,200	561
Griffon Corp. *	47,700	460
Interline Brands, Inc. *	9,700	164
L.B. Foster Co., Class A *	17,800	534
Michael Baker Corp. *	16,500	704
Mueller Industries, Inc.	27,700	658
Orbital Sciences Corp. *	36,100	489
Polypore International, Inc. *	32,700	404
Powell Industries, Inc. *	27,700	988
Robbins & Myers, Inc.	30,000	628
Rush Enterprises, Inc., Class A *	27,800	364
Tecumseh Products Co., Class A *	24,800	203
Teledyne Technologies, Inc. *	6,600	216
Tredegar Corp.	64,300	941
Trex Co., Inc. *	19,400	317
Triumph Group, Inc.	3,900	156
United Rentals, Inc. *	51,300	383
Universal Forest Products, Inc.	4,000	179
Watts Water Technologies, Inc., Class A	37,900	998

		22,403
Commercial & Professional Supplies 3.7%
American Reprographics Co. *	45,000	389
ATC Technology Corp. *	40,900	856
Bowne & Co., Inc.	84,969	682
CDI Corp.	32,800	417
Cenveo, Inc. *	120,700	583

1

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Consolidated Graphics, Inc. *	8,300	152
CRA International, Inc. *	7,500	202
Ennis, Inc.	31,300	461
Heidrick & Struggles International, Inc.	8,900	182
M&F Worldwide Corp. *	13,300	264
Spherion Corp. *	189,500	1,042
The Brink’s Co.	21,900	595
United Stationers, Inc. *	3,700	172
Viad Corp.	9,400	167
Watson Wyatt Worldwide, Inc., Class A	38,300	1,430

		7,594
Consumer Durables & Apparel 4.0%
Blyth, Inc.	21,625	917
Carter’s, Inc. *	53,800	1,525
Furniture Brands International, Inc.	132,300	530
Jones Apparel Group, Inc.	12,500	172
La-Z-Boy, Inc.	38,400	260
Lennar Corp., Class A	13,900	165
Maidenform Brands, Inc. *	58,000	802
RC2 Corp. *	9,100	139
Smith & Wesson Holding Corp. *	100,100	607
Steven Madden Ltd. *	33,100	1,061
The Timberland Co., Class A *	51,400	701
The Warnaco Group, Inc. *	30,000	1,090
Universal Electronics, Inc. *	8,700	184

		8,153
Consumer Services 2.5%
California Pizza Kitchen, Inc. *	17,100	282
Cracker Barrel Old Country Store, Inc.	5,000	144
DineEquity, Inc.	5,900	146
Isle of Capri Casinos, Inc. *	37,100	441
Krispy Kreme Doughnuts, Inc. *	254,300	778
Landry’s Restaurants, Inc. *	34,500	309
O’Charley’s, Inc.	15,400	160
P.F. Chang’s China Bistro, Inc. *	9,600	326
Regis Corp.	57,000	779
Shuffle Master, Inc. *	124,400	896
Steiner Leisure Ltd. *	17,500	555
The Cheesecake Factory, Inc. *	20,100	389

		5,205
Diversified Financials 3.4%
Advance America Cash Advance Centers, Inc.	98,600	544
CompuCredit Holdings Corp. *	28,700	86
Interactive Brokers Group, Inc., Class A *	54,700	1,028
Investment Technology Group, Inc. *	44,900	1,003
Knight Capital Group, Inc., Class A *	25,500	474
LaBranche & Co., Inc. *	123,600	468
MarketAxess Holdings, Inc. *	37,400	391
Nelnet, Inc., Class A *	27,700	396
Penson Worldwide, Inc. *	36,300	424
Piper Jaffray Cos., Inc. *	12,300	564
Rewards Network, Inc. *	33,466	451
SWS Group, Inc.	21,000	289
Teton Advisors, Inc. (b)(c)*	87	—
TradeStation Group, Inc. *	118,000	884

		7,002
Energy 3.0%
Basic Energy Services, Inc. *	77,900	526
Cal Dive International, Inc. *	43,800	391
Dawson Geophysical Co. *	31,800	967
Dresser-Rand Group, Inc. *	33,600	978
General Maritime Corp.	51,000	425
Gulf Island Fabrication, Inc.	45,300	657
Parker Drilling Co. *	65,300	301
SEACOR Holdings, Inc. *	5,500	437
VAALCO Energy, Inc. *	154,400	684
World Fuel Services Corp.	19,100	838

		6,204
Food & Staples Retailing 1.1%
Casey’s General Stores, Inc.	29,800	817
Nash Finch Co.	5,500	169
The Andersons, Inc.	11,700	377
The Pantry, Inc. *	24,300	426
Winn-Dixie Stores, Inc. *	31,800	451

		2,240
Food, Beverage & Tobacco 2.1%
Alliance One International, Inc. *	234,600	971
Chiquita Brands International, Inc. *	59,100	724
Coca-Cola Bottling Co.	5,700	322
Darling International, Inc. *	58,500	413
Del Monte Foods Co.	33,500	324
J & J Snack Foods Corp.	22,700	984
Lancaster Colony Corp.	5,600	255
Universal Corp.	5,000	190

		4,183
Health Care Equipment & Services 8.3%
Align Technology, Inc. *	13,900	152
Alliance HealthCare Services, Inc. *	83,400	411
America Service Group, Inc. *	14,100	242
American Medical Systems Holdings, Inc. *	60,600	927
AMERIGROUP Corp. *	50,200	1,239
AMN Healthcare Services, Inc. *	51,200	373
AmSurg Corp. *	9,300	192
Cantel Medical Corp. *	66,500	1,029
Centene Corp. *	51,800	1,000
Chemed Corp.	7,000	309
Cross Country Healthcare, Inc. *	20,700	173
CryoLife, Inc. *	46,100	234
Cyberonics, Inc. *	17,800	296
Emergency Medical Services Corp., Class A *	23,300	912

2

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Hanger Orthopedic Group, Inc. *	25,400	348
HEALTHSOUTH Corp. *	11,000	158
Healthspring, Inc. *	19,500	246
Healthways, Inc. *	15,400	227
ICU Medical, Inc. *	12,100	471
Immucor, Inc. *	11,500	192
Invacare Corp.	29,200	596
inVentiv Health, Inc. *	41,600	638
Kensey Nash Corp. *	34,300	980
Magellan Health Services, Inc. *	33,500	1,084
Merit Medical Systems, Inc. *	54,000	988
Molina Healthcare, Inc. *	42,800	965
Omnicell, Inc. *	25,100	313
Owens & Minor, Inc.	14,600	647
PharMerica Corp. *	15,700	329
RehabCare Group, Inc. *	37,400	900
Res-Care, Inc. *	14,500	226
Vital Images, Inc. *	19,600	261

		17,058
Household & Personal Products 1.3%
Alberto-Culver Co.	6,200	159
Central Garden & Pet Co., Class A *	73,800	833
Nu Skin Enterprises, Inc., Class A	54,900	989
Prestige Brands Holdings, Inc. *	37,000	241
Revlon, Inc., Class A *	83,500	506

		2,728
Insurance 3.4%
Allied World Assurance Co. Holdings Ltd.	20,300	882
American Financial Group, Inc.	39,100	954
American Physicians Capital, Inc.	15,250	678
AMERISAFE, Inc. *	33,300	554
Aspen Insurance Holdings Ltd.	5,900	147
Delphi Financial Group, Inc., Class A	15,200	362
First Mercury Financial Corp.	11,200	162
Harleysville Group, Inc.	32,000	993
HCC Insurance Holdings, Inc.	6,300	158
Meadowbrook Insurance Group, Inc.	20,400	161
Platinum Underwriters Holdings Ltd.	48,600	1,640
Selective Insurance Group, Inc.	12,000	179
The Navigators Group, Inc. *	3,400	168

		7,038
Materials 4.4%
A. Schulman, Inc.	38,100	812
AK Steel Holding Corp.	47,200	928
Brush Engineered Materials, Inc. *	9,800	209
Bway Holding Co. *	42,400	676
Innophos Holdings, Inc.	22,400	421
Minerals Technologies, Inc.	5,700	248
OM Group, Inc. *	6,700	226
Omnova Solutions, Inc. *	103,600	581
PolyOne Corp. *	135,300	580
Quaker Chemical Corp.	17,700	319
Rock-Tenn Co., Class A	36,400	1,637
Rockwood Holdings, Inc. *	54,900	984
Schweitzer-Mauduit International, Inc.	12,200	399
Sonoco Products Co.	35,100	929

		8,949
Media 0.5%
Knology, Inc. *	17,800	153
The Interpublic Group of Cos., Inc. *	85,600	446
Valassis Communications, Inc. *	39,900	455

		1,054
Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Accelrys, Inc. *	28,400	170
Affymetrix, Inc. *	120,300	1,063
Albany Molecular Research, Inc. *	101,700	969
Alnylam Pharmaceuticals, Inc. *	10,600	247
Cubist Pharmaceuticals, Inc. *	10,800	215
Dionex Corp. *	5,000	330
Endo Pharmaceuticals Holdings, Inc. *	9,500	200
Enzon Pharmaceuticals, Inc. *	112,800	917
eResearch Technology, Inc. *	25,500	139
Facet Biotech Corp. *	18,500	163
Immunomedics, Inc. *	209,300	867
Isis Pharmaceuticals, Inc. *	24,400	446
King Pharmaceuticals, Inc. *	41,500	376
Martek Biosciences Corp. *	40,600	944
Maxygen, Inc. *	134,500	1,075
Medicis Pharmaceutical Corp., Class A	58,900	1,008
Myriad Genetics, Inc. *	6,200	170
Noven Pharmaceuticals, Inc. *	30,800	508
NPS Pharmacuticals, Inc. *	46,400	180
Par Pharmaceutical Cos., Inc. *	56,400	914
Questcor Pharmaceuticals, Inc. *	66,200	388
The Medicines Co. *	23,600	191
Valeant Pharmaceuticals International *	19,300	498
Varian, Inc. *	27,400	1,391
ViroPharma, Inc. *	84,500	623
Watson Pharmaceuticals, Inc. *	27,700	962

		14,954
Real Estate 3.8%
Acadia Realty Trust	19,300	264
American Campus Communities, Inc.	6,000	138
BioMed Realty Trust, Inc.	45,000	526
EastGroup Properties, Inc.	14,000	486
Entertainment Properties Trust	20,000	546
Equity Lifestyle Properties, Inc.	2,600	108
Essex Property Trust, Inc.	1,500	98
Franklin Street Properties Corp.	8,800	125
Home Properties, Inc.	20,000	714
Inland Real Estate Corp.	36,000	266

3

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Kilroy Realty Corp.	20,200	477
Medical Properties Trust, Inc.	35,700	250
Mid-America Apartment Communities, Inc.	15,500	615
National Retail Properties, Inc.	45,000	887
PS Business Parks, Inc.	9,000	465
Senior Housing Properties Trust	65,000	1,213
Tanger Factory Outlet Centers, Inc.	17,500	622

		7,800
Retailing 3.5%
Big 5 Sporting Goods Corp.	18,800	245
Charlotte Russe Holding, Inc. *	10,800	162
HSN, Inc. *	16,900	171
Jo-Ann Stores, Inc. *	30,000	699
RadioShack Corp.	59,500	923
Rent-A-Center, Inc. *	9,800	204
Shutterfly, Inc. *	58,300	936
Stage Stores, Inc.	12,600	157
The Cato Corp., Class A	48,300	960
The Children’s Place Retail Stores, Inc. *	25,600	839
The Dress Barn, Inc. *	36,200	564
The Finish Line, Inc., Class A	75,200	654
The Men’s Wearhouse, Inc.	16,700	361
The Wet Seal, Inc., Class A *	64,600	213

		7,088
Semiconductors & Semiconductor Equipment 4.9%
Advanced Analogic Technologies, Inc. *	60,500	292
Advanced Energy Industries, Inc. *	41,800	503
Amkor Technology, Inc. *	151,600	949
Applied Micro Circuits Corp. *	28,200	244
Cirrus Logic, Inc. *	30,700	165
Cypress Semiconductor Corp. *	82,900	880
DSP Group, Inc. *	20,300	177
Entegris, Inc. *	168,700	629
FEI Co. *	13,400	328
Integrated Device Technology, Inc. *	143,800	974
Lattice Semiconductor Corp. *	72,100	159
MKS Instruments, Inc. *	26,300	510
Photronics, Inc. *	67,400	345
Sigma Designs, Inc. *	29,400	475
Silicon Image, Inc. *	147,800	362
Skyworks Solutions, Inc. *	84,700	1,023
Ultratech, Inc. *	74,500	887
Veeco Instruments, Inc. *	62,300	1,174

		10,076
Software & Services 6.8%
Art Technology Group, Inc. *	81,500	309
CACI International, Inc., Class A *	7,600	351
CyberSource Corp. *	9,600	166
DealerTrack Holdings, Inc. *	52,700	1,045
EarthLink, Inc. *	64,200	543
Global Cash Access Holdings, Inc. *	17,000	153
Global Payments, Inc.	13,800	584
Hewitt Associates, Inc., Class A *	31,600	946
i2 Technologies, Inc. *	58,300	785
Interactive Intelligence, Inc. *	16,100	260
j2 Global Communications, Inc. *	8,100	194
JDA Software Group, Inc. *	13,800	284
MICROS Systems, Inc. *	9,400	257
ModusLink Global Solutions, Inc. *	68,200	486
MSC.Software Corp. *	71,700	524
Novell, Inc. *	198,100	907
Openwave Systems, Inc. *	179,800	471
SonicWALL, Inc. *	59,100	449
SPSS, Inc. *	27,200	1,346
Sybase, Inc. *	26,700	956
Synopsys, Inc. *	48,600	971
TIBCO Software, Inc. *	19,700	172
TiVo, Inc. *	29,700	304
Unisys Corp. *	101,400	182
United Online, Inc.	32,800	301
VeriFone Holdings, Inc. *	51,200	461
Web.com Group, Inc. *	35,300	217
Websense, Inc. *	9,800	145
Wright Express Corp. *	7,200	204

		13,973
Technology Hardware & Equipment 7.6%
3Com Corp. *	67,900	256
Acme Packet, Inc. *	52,300	525
Adaptec, Inc. *	257,500	685
ADC Telecommunications, Inc. *	25,800	188
Arris Group, Inc. *	62,200	758
Avid Technology, Inc. *	20,300	249
Benchmark Electronics, Inc. *	33,900	536
BigBand Networks *	48,800	268
Black Box Corp.	12,000	330
Brightpoint, Inc. *	83,400	495
Cray, Inc. *	65,700	534
Emulex Corp. *	103,900	949
Harmonic, Inc. *	95,000	658
Insight Enterprises, Inc. *	26,300	271
InterDigital, Inc. *	7,400	219
Intermec, Inc. *	14,300	195
JDS Uniphase Corp. *	72,200	423
Mercury Computer Systems, Inc. *	40,300	463
Methode Electronics, Inc.	124,200	941
NCR Corp. *	20,900	270
Novatel Wireless, Inc. *	42,600	404
Oplink Communications, Inc. *	58,900	749
Plantronics, Inc.	38,200	904
RadiSys Corp. *	46,800	371
ScanSource, Inc. *	7,500	214
Silicon Graphics International Corp. *	77,200	388
Symmetricom, Inc. *	65,800	426
Synaptics, Inc. *	7,200	173
Tekelec *	49,400	908
Tellabs, Inc. *	83,100	482

4

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

TTM Technologies, Inc. *	58,500	577
Vishay Intertechnology, Inc. *	92,500	658

		15,467
Telecommunication Services 1.4%
Atlantic Tele-Network, Inc.	5,700	239
PAETEC Holding Corp. *	133,700	393
Syniverse Holdings, Inc. *	65,000	1,139
USA Mobility, Inc.	51,300	693
Virgin Mobile USA, Inc., Class A *	66,100	325

		2,789
Transportation 2.3%
Arkansas Best Corp.	6,000	171
Avis Budget Group, Inc. *	113,100	967
Dollar Thrifty Automotive Group, Inc. *	22,400	371
Hawaiian Holdings, Inc. *	124,500	796
Heartland Express, Inc.	16,500	254
Horizon Lines, Inc., Class A	56,700	284
International Shipholding Corp.	5,700	165
Marten Transport Ltd. *	45,600	804
SkyWest, Inc.	74,200	941

		4,753
Utilities 1.8%
Black Hills Corp.	37,100	965
Central Vermont Public Services Corp.	43,400	800
El Paso Electric Co. *	62,200	940
Mirant Corp. *	51,800	936

		3,641

Total Common Stock (Cost $199,115)		195,333

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 5.1% of net assets

Commercial Paper & Other Obligations 4.7%
Citibank, New York Time Deposit 0.03%, 08/03/09	5,700	5,700
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	4,002	4,002

		9,702
U.S. Treasury Obligations 0.4%
U.S. Treasury Bill
0.14%, 09/17/09 (a)	200	200
0.16%, 09/17/09 (a)	470	470

		670

Total Short-Term Investments (Cost $10,372)		10,372

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $209,597 and the unrealized appreciation and depreciation were $25,656 and ($29,548), respectively, with a net unrealized depreciation of ($3,892).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

Russell 2000 Index, e-mini, Long, expires 09/18/09	160	8,894	272

5

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$195,333	$—	$—	$195,333

Short-Term Investments — (a)	—	10,372	—	10,372

Total	$195,333	$10,372	$—	$205,705

Other Financial Instruments
Futures Contracts*	$272	$—	$—	$272

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

6

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
REG46825JUL09 — 00

7

Schwab Capital Trust
Schwab Hedged Equity FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.8%	Common Stock	313,599	320,884
0.8%	Other Investment Company	2,633	2,633
0.7%	Short-Term Investment	2,254	2,254

100.3%	Total Investments	318,486	325,771
(23.7)%	Short Sales	(66,585)	(77,021)
23.4%	Other Assets and Liabilities, Net		76,136

100.0%	Total Net Assets		324,886

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.8% of net assets

Automobiles & Components 0.1%
Ford Motor Co. *	28,300	226
Banks 1.6%
Popular, Inc.	409,000	520
UMB Financial Corp. (a)	113,000	4,714

		5,234
Capital Goods 9.0%
Armstrong World Industries, Inc. (a)*	36,100	888
Brady Corp., Class A	36,600	1,076
Cubic Corp. (a)	25,600	1,002
EMCOR Group, Inc. *	285,000	6,874
Gardner Denver, Inc. *	75,200	2,195
Hubbell, Inc., Class B	31,200	1,164
L-3 Communications Holdings, Inc.	15,000	1,133
Lockheed Martin Corp. (a)	24,500	1,832
Masco Corp. (a)	63,600	886
Northrop Grumman Corp.	35,500	1,583
Raytheon Co.	133,500	6,268
Tyco International Ltd. (a)*	144,600	4,370

		29,271
Commercial & Professional Supplies 1.1%
R.R. Donnelley & Sons Co.	227,700	3,165
Tetra Tech, Inc. *	18,400	554

		3,719
Consumer Durables & Apparel 2.5%
Carter’s, Inc. (a)*	159,800	4,529
Jones Apparel Group, Inc.	41,800	575
The Stanley Works	71,300	2,863

		7,967
Consumer Services 0.4%
Regis Corp.	54,300	742
The Cheesecake Factory, Inc. *	26,900	521

		1,263
Diversified Financials 8.8%
AmeriCredit Corp. *	363,900	5,710
Bank of America Corp.	32,100	475
Discover Financial Services (a)	549,500	6,528
Investment Technology Group, Inc. *	38,800	867
JPMorgan Chase & Co.	118,100	4,565
Morgan Stanley	92,500	2,636
Northern Trust Corp.	90,100	5,389
TD Ameritrade Holding Corp. *	5,300	98
The Goldman Sachs Group, Inc.	13,800	2,253

		28,521
Energy 9.2%
Anadarko Petroleum Corp.	130,300	6,281
Apache Corp.	55,500	4,659
Cameron International Corp. *	75,500	2,358
Dresser-Rand Group, Inc. *	115,500	3,362
ENSCO International, Inc. (a)	57,800	2,190
Noble Corp. (a)	69,700	2,360
Occidental Petroleum Corp. (a)	15,000	1,070
SEACOR Holdings, Inc. *	14,600	1,160
World Fuel Services Corp.	148,400	6,509

		29,949
Food & Staples Retailing 0.1%
Rite Aid Corp. *	219,100	320
SUPERVALU, Inc.	8,800	130

		450
Food, Beverage & Tobacco 6.7%
Altria Group, Inc. (a)	288,400	5,056
Chiquita Brands International, Inc. *	263,100	3,223
Coca-Cola Enterprises, Inc.	45,500	855
Constellation Brands, Inc., Class A (a)*	91,100	1,244
Del Monte Foods Co.	130,100	1,257
Lancaster Colony Corp.	47,400	2,158
Reynolds American, Inc.	42,100	1,832
The Pepsi Bottling Group, Inc.	180,000	6,111

		21,736
Health Care Equipment & Services 6.0%
Baxter International, Inc.	44,700	2,520
Boston Scientific Corp. (a)*	458,400	4,923
CIGNA Corp. (a)	13,800	392
Express Scripts, Inc. *	10,900	763
Gen-Probe, Inc. *	16,700	620

1

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Magellan Health Services, Inc. (a)*	188,600	6,103
McKesson Corp.	41,900	2,143
Quest Diagnostics, Inc.	21,100	1,153
ResMed, Inc. *	17,100	701

		19,318
Household & Personal Products 2.6%
Alberto-Culver Co. (a)	95,400	2,444
Church & Dwight Co., Inc.	99,700	5,881

		8,325
Insurance 3.8%
American Financial Group, Inc. (a)	156,000	3,805
Arch Capital Group Ltd. *	49,100	3,053
Aspen Insurance Holdings Ltd.	7,400	184
Axis Capital Holdings Ltd.	37,700	1,073
Delphi Financial Group, Inc., Class A (a)	92,800	2,211
Platinum Underwriters Holdings Ltd.	15,400	520
Prudential Financial, Inc.	22,400	992
The Travelers Cos., Inc.	11,300	487
Transatlantic Holdings, Inc.	2,600	123

		12,448
Materials 4.7%
AK Steel Holding Corp. (a)	101,600	1,999
Bemis Co., Inc. (a)	37,600	990
Crown Holdings, Inc. *	29,700	745
MeadWestvaco Corp. (a)	174,100	3,393
Pactiv Corp. *	1,900	48
Silgan Holdings, Inc.	119,500	6,006
Temple-Inland, Inc.	137,500	2,153

		15,334
Media 3.5%
Cinemark Holdings, Inc. (a)	146,200	1,621
Liberty Global, Inc., Series A (a)*	97,800	2,049
The Interpublic Group of Cos., Inc. *	504,100	2,627
Time Warner, Inc.	187,933	5,010

		11,307
Pharmaceuticals, Biotechnology & Life Sciences 8.0%
Amgen, Inc. (a)*	84,800	5,284
Biogen Idec, Inc. *	12,300	585
Forest Laboratories, Inc. *	99,000	2,557
King Pharmaceuticals, Inc. *	527,400	4,783
Millipore Corp. *	64,800	4,510
Pfizer, Inc.	268,500	4,277
Valeant Pharmaceuticals International *	3,800	98
Watson Pharmaceuticals, Inc. *	108,800	3,779

		25,873
Retailing 7.2%
Family Dollar Stores, Inc. (a)	161,200	5,065
Macy’s, Inc.	18,100	252
RadioShack Corp. (a)	423,100	6,562
Rent-A-Center, Inc. *	239,900	4,980
The Gap, Inc. (a)	371,100	6,056
The Home Depot, Inc.	21,800	566

		23,481
Semiconductors & Semiconductor Equipment 2.6%
Amkor Technology, Inc. (a)*	168,900	1,057
Cypress Semiconductor Corp. *	9,500	101
LSI Corp. *	552,700	2,863
MKS Instruments, Inc. (a)*	41,700	808
Novellus Systems, Inc. *	85,700	1,677
Semtech Corp. *	77,100	1,419
Skyworks Solutions, Inc. *	47,800	577

		8,502
Software & Services 7.9%
Affiliated Computer Services, Inc., Class A (a)*	25,600	1,214
BMC Software, Inc. (a)*	50,300	1,712
Computer Sciences Corp. (a)*	82,400	3,969
Hewitt Associates, Inc., Class A *	175,300	5,247
Red Hat, Inc. *	9,700	221
Sybase, Inc. *	186,300	6,669
Symantec Corp. *	103,800	1,550
Synopsys, Inc. *	204,200	4,080
TIBCO Software, Inc. *	105,200	918
WebMD Health Corp., Class A *	4,900	164

		25,744
Technology Hardware & Equipment 5.5%
3Com Corp. *	1,307,200	4,928
Cisco Systems, Inc. *	41,300	909
Hewlett-Packard Co.	10,500	455
Ingram Micro, Inc., Class A *	66,800	1,124
International Business Machines Corp.	4,500	531
JDS Uniphase Corp. (a)*	769,700	4,510
Tellabs, Inc. *	805,600	4,672
Vishay Intertechnology, Inc. *	11,100	79
Western Digital Corp. *	21,800	659

		17,867
Telecommunication Services 4.2%
Sprint Nextel Corp. *	848,900	3,396
Telephone & Data Systems, Inc.	205,500	5,290
United States Cellular Corp. *	10,700	383
Verizon Communications, Inc.	55,800	1,789
Windstream Corp. (a)	314,600	2,759

		13,617
Utilities 3.3%
Exelon Corp. *	67,600	3,438
Mirant Corp. *	284,300	5,135
NRG Energy, Inc. *	43,700	1,189
Public Service Enterprise Group, Inc.	16,200	526

2

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

UGI Corp.	16,800	444

		10,732

Total Common Stock (Cost $313,599)		320,884

Other Investment Company 0.8% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	2,633,226	2,633

Total Other Investment Companies (Cost $2,633)		2,633

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.7% of net assets

U.S. Treasury Bill 0.7%
U.S. Treasury Bill 0.16%, 09/17/09	2,254	2,254

Total Short-Term Investments (Cost $2,254)		2,254

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $321,949 and the unrealized appreciation and depreciation were $39,232 and ($35,410), respectively, with a net unrealized appreciation of $3,822.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for short sales.
In addition to the above, the fund held the following at 07/31/09. All numbers are x1,000 except number of futures contracts.

	Number of	Value
Security	Shares	($ x 1,000)

Short Sales 23.7% of net assets

Automobiles & Components 0.9%
BorgWarner, Inc.	16,300	541
Harley-Davidson, Inc.	69,500	1,571
The Goodyear Tire & Rubber Co. *	56,400	960

		3,072
Capital Goods 3.5%
Caterpillar, Inc.	66,300	2,921
CLARCOR, Inc.	82,900	2,745
Fastenal Co.	49,200	1,750
PACCAR, Inc.	8,900	309
Textron, Inc.	69,500	934
The Boeing Co.	62,900	2,699

		11,358
Commercial & Professional Supplies 0.9%
Copart, Inc. *	52,100	1,840
Mine Safety Appliances Co.	34,300	963

		2,803
Consumer Durables & Apparel 0.4%
Hanesbrands, Inc. *	68,400	1,361
Consumer Services 1.4%
International Game Technology	87,500	1,728
Starwood Hotels & Resorts Worldwide, Inc.	20,100	475
Wynn Resorts Ltd. *	45,200	2,313

		4,516
Diversified Financials 2.5%
Legg Mason, Inc.	87,000	2,448
Leucadia National Corp. *	128,500	3,148
SLM Corp. *	268,000	2,383

		7,979
Food & Staples Retailing 0.0%
Walgreen Co.	5,100	158
Food, Beverage & Tobacco 0.0%
Corn Products International, Inc.	1,600	45
Health Care Equipment & Services 2.0%
Allscripts-Misys Healthcare Solutions, Inc.	112,500	1,938
athenahealth, Inc. *	71,500	2,641
Intuitive Surgical, Inc. *	3,000	682
NuVasive, Inc. *	10,000	414
Stryker Corp.	19,800	770

		6,445
Insurance 0.1%
Marsh & McLennan Cos., Inc.	12,700	259
Materials 2.9%
Alcoa, Inc.	191,300	2,250
Martin Marietta Materials, Inc.	2,600	224
Monsanto Co.	21,000	1,764
Nucor Corp.	800	36
Southern Copper Corp.	66,400	1,710
Steel Dynamics, Inc.	154,700	2,531
United States Steel Corp.	19,600	779

		9,294
Pharmaceuticals, Biotechnology & Life Sciences 3.1%
AMAG Pharmaceuticals, Inc. *	20,900	949
BioMarin Pharmaceutical, Inc. *	116,800	1,917
Celgene Corp. *	19,200	1,094
Covance, Inc. *	53,000	2,923
Theravance, Inc. *	12,800	193

3

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

United Therapeutics Corp. *	28,000	2,593
Vertex Pharmaceuticals, Inc. *	11,800	425

		10,094
Real Estate 0.6%
The St. Joe Co. *	66,314	1,867
Retailing 2.4%
Abercrombie & Fitch Co., Class A	25,300	723
AutoZone, Inc. *	2,500	384
J. Crew Group, Inc. *	23,300	656
LKQ Corp. *	41,900	752
O’Reilly Automotive, Inc. *	59,900	2,435
Staples, Inc.	118,300	2,487
Tiffany & Co.	6,800	203

		7,640
Semiconductors & Semiconductor Equipment 0.9%
Applied Materials, Inc.	205,200	2,832
Microchip Technology, Inc.	9,100	245

		3,077
Software & Services 0.3%
Microsoft Corp.	43,200	1,016
Technology Hardware & Equipment 0.9%
National Instruments Corp.	16,100	406
Palm, Inc. *	169,000	2,658

		3,064
Telecommunication Services 0.2%
Leap Wireless International, Inc. *	16,600	397
MetroPCS Communications, Inc. *	26,900	319

		716
Utilities 0.7%
EQT Corp.	58,800	2,257

Total Short Sales (Proceeds $66,585)		77,021

End of Short Sale Positions.

*	Non-income producing security.

4

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$320,885	$—	$—	$320,885

Other Investment Company	2,633	—	—	2,633

Short-Term Investments — (a)	—	2,253	—	2,253

Total	$323,518	$2,253	$—	$325,771

LIABILITIES VALUATION INPUT

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short Sales — (a)	$77,021	$—	$—	$77,021

Total	$77,021	$—	$—	$77,021

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46826JUL09 — 00

5

Schwab Capital Trust
Schwab Institutional Select® S&P 500 Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.3%	Common Stock	3,328,939	2,827,491
1.4%	Short-Term Investments	41,451	41,451

99.7%	Total Investments	3,370,390	2,868,942
0.3%	Other Assets and Liabilities, Net		8,397

100.0%	Net Assets		2,877,339

	Number of	Value
Security	Shares	($ x 1,000)
Common Stock 98.3% of net assets

Automobiles & Components 0.5%
Ford Motor Co. *	958,820	7,671
Harley-Davidson, Inc.	87,925	1,987
Johnson Controls, Inc.	193,907	5,018
The Goodyear Tire & Rubber Co. *	73,840	1,257

		15,933
Banks 2.7%
BB&T Corp.	208,097	4,761
Comerica, Inc.	49,562	1,182
Fifth Third Bancorp	243,204	2,310
First Horizon National Corp. *	89,663	1,149
Hudson City Bancorp, Inc.	171,092	2,405
Huntington Bancshares, Inc.	108,467	444
KeyCorp	146,743	848
M&T Bank Corp.	26,743	1,560
Marshall & Ilsley Corp.	77,709	469
People’s United Financial, Inc.	114,100	1,854
PNC Financial Services Group, Inc.	140,259	5,142
Regions Financial Corp.	256,514	1,134
SunTrust Banks, Inc.	151,880	2,962
U.S. Bancorp	620,096	12,656
Wells Fargo & Co.	1,519,933	37,178
Zions Bancorp	41,136	559

		76,613
Capital Goods 7.0%
3M Co.	226,178	15,950
Caterpillar, Inc.	202,670	8,930
Cooper Industries Ltd., Class A	57,529	1,896
Cummins, Inc.	60,854	2,617
Danaher Corp.	80,668	4,940
Deere & Co.	138,698	6,067
Dover Corp.	59,347	2,018
Eaton Corp.	50,444	2,619
Emerson Electric Co.	246,167	8,956
Fastenal Co.	40,115	1,427
Flowserve Corp.	17,100	1,381
Fluor Corp.	56,684	2,993
General Dynamics Corp.	126,128	6,986
General Electric Co.	3,424,475	45,888
Goodrich Corp.	40,378	2,074
Honeywell International, Inc.	235,329	8,166
Illinois Tool Works, Inc.	123,541	5,010
ITT Corp.	57,318	2,831
Jacobs Engineering Group, Inc. *	38,600	1,582
L-3 Communications Holdings, Inc.	36,788	2,777
Lockheed Martin Corp.	106,639	7,972
Masco Corp.	110,707	1,542
Northrop Grumman Corp.	106,796	4,761
PACCAR, Inc.	118,330	4,100
Pall Corp.	38,408	1,155
Parker Hannifin Corp.	52,030	2,304
Precision Castparts Corp.	45,827	3,657
Quanta Services, Inc. *	64,000	1,492
Raytheon Co.	133,349	6,261
Rockwell Automation, Inc.	44,480	1,842
Rockwell Collins, Inc.	48,881	2,063
Textron, Inc.	76,778	1,032
The Boeing Co.	234,739	10,073
The Manitowoc Co., Inc.	40,700	252
United Technologies Corp.	307,366	16,742
W.W. Grainger, Inc.	22,728	2,043

		202,399
Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	33,319	890
Cintas Corp.	40,885	1,029
Equifax, Inc.	39,041	1,017
Iron Mountain, Inc. *	57,100	1,668
Monster Worldwide, Inc. *	35,812	467
Pitney Bowes, Inc.	64,737	1,337
R.R. Donnelley & Sons Co.	63,522	883
Republic Services, Inc.	100,201	2,665
Robert Half International, Inc.	47,469	1,177
Stericycle, Inc. *	26,600	1,362
The Dun & Bradstreet Corp.	17,100	1,231
Waste Management, Inc.	166,411	4,678

		18,404
Consumer Durables & Apparel 1.0%
Centex Corp. *	36,537	399
Coach, Inc.	105,312	3,116
D.R. Horton, Inc.	80,960	938
Eastman Kodak Co.	91,352	271
Fortune Brands, Inc.	46,630	1,845
Harman International Industries, Inc.	16,656	411
Hasbro, Inc.	50,862	1,348
KB HOME	22,235	371
Leggett & Platt, Inc.	49,991	867

1

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Lennar Corp., Class A	41,536	492
Mattel, Inc.	113,927	2,003
Newell Rubbermaid, Inc.	82,632	1,064
NIKE, Inc., Class B	128,420	7,274
Polo Ralph Lauren Corp.	22,826	1,439
Pulte Homes, Inc.	64,264	731
Snap-on, Inc.	22,428	799
The Black & Decker Corp.	19,754	743
The Stanley Works	22,945	921
VF Corp.	26,684	1,726
Whirlpool Corp.	30,031	1,714

		28,472
Consumer Services 1.7%
Apollo Group, Inc., Class A *	40,085	2,767
Carnival Corp.	142,814	3,997
Darden Restaurants, Inc.	49,818	1,614
DeVry, Inc.	14,000	696
H&R Block, Inc.	105,011	1,753
International Game Technology	90,291	1,783
Marriott International, Inc., Class A	94,006	2,025
McDonald’s Corp.	366,617	20,186
Starbucks Corp. *	252,252	4,465
Starwood Hotels & Resorts Worldwide, Inc.	59,995	1,416
Wyndham Worldwide Corp.	54,621	762
Wynn Resorts Ltd. *	28,700	1,469
Yum! Brands, Inc.	156,279	5,542

		48,475
Diversified Financials 7.4%
American Express Co.	383,437	10,863
Ameriprise Financial, Inc.	69,353	1,928
Bank of America Corp.	2,760,907	40,834
Bank of New York Mellon Corp.	375,150	10,257
Capital One Financial Corp.	139,785	4,291
Citigroup, Inc.	1,832,301	5,808
CME Group, Inc.	22,447	6,259
Discover Financial Services	150,749	1,791
E*TRADE Financial Corp. *	313,295	470
Federated Investors, Inc., Class B	30,995	804
Franklin Resources, Inc.	49,799	4,416
IntercontinentalExchange, Inc. *	22,758	2,141
Invesco Ltd.	118,304	2,336
Janus Capital Group, Inc.	76,444	1,044
JPMorgan Chase & Co.	1,275,015	49,279
Legg Mason, Inc.	42,498	1,196
Leucadia National Corp. *	54,851	1,344
Moody’s Corp.	61,938	1,470
Morgan Stanley	425,506	12,127
Northern Trust Corp.	78,084	4,670
NYSE Euronext	82,100	2,213
SLM Corp. *	143,956	1,280
State Street Corp.	158,198	7,957
T. Rowe Price Group, Inc.	83,853	3,917
The Charles Schwab Corp. (a)	308,995	5,522
The Goldman Sachs Group, Inc.	164,792	26,910
The NASDAQ OMX Group, Inc. *	42,400	896

		212,023
Energy 11.8%
Anadarko Petroleum Corp.	151,817	7,318
Apache Corp.	109,257	9,172
Baker Hughes, Inc.	100,786	4,082
BJ Services Co.	85,084	1,207
Cabot Oil & Gas Corp.	32,500	1,142
Cameron International Corp. *	69,000	2,155
Chesapeake Energy Corp.	183,266	3,929
Chevron Corp.	652,375	45,321
ConocoPhillips	482,271	21,080
CONSOL Energy, Inc.	57,118	2,029
Denbury Resources, Inc. *	73,900	1,227
Devon Energy Corp.	144,745	8,408
Diamond Offshore Drilling, Inc.	22,300	2,004
El Paso Corp.	217,937	2,193
ENSCO International, Inc.	47,593	1,803
EOG Resources, Inc.	81,499	6,033
Exxon Mobil Corp.	1,622,507	114,208
FMC Technologies, Inc. *	40,000	1,740
Halliburton Co.	292,732	6,467
Hess Corp.	92,538	5,108
Marathon Oil Corp.	233,930	7,544
Massey Energy Co.	22,500	599
Murphy Oil Corp.	61,765	3,595
Nabors Industries Ltd. *	89,494	1,523
National-Oilwell Varco, Inc. *	136,214	4,896
Noble Energy, Inc.	56,284	3,440
Occidental Petroleum Corp.	263,826	18,821
Peabody Energy Corp.	87,164	2,886
Pioneer Natural Resources Co.	35,600	1,016
Range Resources Corp.	50,900	2,362
Rowan Cos., Inc.	32,322	689
Schlumberger Ltd.	389,980	20,864
Smith International, Inc.	68,332	1,717
Southwestern Energy Co. *	107,900	4,470
Spectra Energy Corp.	209,175	3,841
Sunoco, Inc.	36,690	906
Tesoro Corp.	43,407	568
The Williams Cos., Inc.	178,196	2,974
Valero Energy Corp.	162,455	2,924
XTO Energy, Inc.	189,017	7,604

		339,865
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	138,351	6,848
CVS Caremark Corp.	478,211	16,010
Safeway, Inc.	138,121	2,615
SUPERVALU, Inc.	63,157	937
Sysco Corp.	189,362	4,499
The Kroger Co.	209,611	4,481
Wal-Mart Stores, Inc.	732,859	36,555
Walgreen Co.	327,912	10,182
Whole Foods Market, Inc. *	44,516	1,077

		83,204

2

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Food, Beverage & Tobacco 6.0%
Altria Group, Inc.	667,962	11,709
Archer-Daniels-Midland Co.	209,930	6,323
Brown-Forman Corp., Class B	29,542	1,298
Campbell Soup Co.	77,998	2,420
Coca-Cola Enterprises, Inc.	94,695	1,779
ConAgra Foods, Inc.	168,994	3,317
Constellation Brands, Inc., Class A *	57,160	781
Dean Foods Co. *	46,070	976
Dr. Pepper Snapple Group, Inc. *	76,800	1,890
General Mills, Inc.	109,887	6,474
H.J. Heinz Co.	111,092	4,273
Hormel Foods Corp.	20,000	718
Kellogg Co.	80,849	3,840
Kraft Foods, Inc., Class A	475,854	13,486
Lorillard, Inc.	52,879	3,898
McCormick & Co., Inc.	54,629	1,760
Molson Coors Brewing Co., Class B	54,180	2,450
PepsiCo, Inc.	510,856	28,991
Philip Morris International, Inc.	652,762	30,419
Reynolds American, Inc.	53,720	2,337
Sara Lee Corp.	227,112	2,417
The Coca-Cola Co.	652,576	32,524
The Hershey Co.	56,536	2,259
The J.M. Smucker Co.	52,371	2,620
The Pepsi Bottling Group, Inc.	44,560	1,513
Tyson Foods, Inc., Class A	91,288	1,044

		171,516
Health Care Equipment & Services 4.1%
Aetna, Inc.	155,948	4,206
AmerisourceBergen Corp.	109,982	2,169
Baxter International, Inc.	199,028	11,219
Becton, Dickinson & Co.	77,196	5,029
Boston Scientific Corp. *	485,524	5,215
C.R. Bard, Inc.	31,161	2,293
Cardinal Health, Inc.	114,053	3,798
CIGNA Corp.	89,798	2,550
Coventry Health Care, Inc. *	46,138	1,061
DaVita, Inc. *	33,100	1,645
DENTSPLY International, Inc.	47,400	1,581
Express Scripts, Inc. *	80,722	5,654
Hospira, Inc. *	48,414	1,861
Humana, Inc. *	54,014	1,774
IMS Health, Inc.	55,686	668
Intuitive Surgical, Inc. *	11,700	2,660
Laboratory Corp. of America Holdings *	33,047	2,221
McKesson Corp.	85,709	4,384
Medco Health Solutions, Inc. *	162,656	8,598
Medtronic, Inc.	360,343	12,763
Patterson Cos., Inc. *	38,503	977
Quest Diagnostics, Inc.	48,338	2,640
St. Jude Medical, Inc. *	111,228	4,194
Stryker Corp.	79,998	3,110
Tenet Healthcare Corp. *	135,540	535
UnitedHealth Group, Inc.	396,417	11,124
Varian Medical Systems, Inc. *	36,806	1,298
WellPoint, Inc. *	171,260	9,015
Zimmer Holdings, Inc. *	69,254	3,227

		117,469
Household & Personal Products 2.8%
Avon Products, Inc.	133,550	4,324
Colgate-Palmolive Co.	161,920	11,729
Kimberly-Clark Corp.	133,714	7,816
The Clorox Co.	43,735	2,668
The Estee Lauder Cos., Inc., Class A	35,726	1,302
The Procter & Gamble Co.	954,054	52,960

		80,799
Insurance 2.4%
Aflac, Inc.	146,970	5,564
American International Group, Inc.	39,576	520
Aon Corp.	97,510	3,847
Assurant, Inc.	35,746	912
Cincinnati Financial Corp.	53,317	1,288
Genworth Financial, Inc., Class A	127,826	882
Lincoln National Corp.	105,701	2,240
Loews Corp.	115,413	3,465
Marsh & McLennan Cos., Inc.	169,795	3,467
MBIA, Inc. *	53,989	226
MetLife, Inc.	274,466	9,318
Principal Financial Group, Inc.	99,855	2,367
Prudential Financial, Inc.	146,850	6,501
The Allstate Corp.	174,618	4,699
The Chubb Corp.	116,653	5,387
The Hartford Financial Services Group, Inc.	124,158	2,048
The Progressive Corp. *	226,592	3,530
The Travelers Cos., Inc.	192,803	8,304
Torchmark Corp.	34,360	1,342
Unum Group	103,202	1,937
XL Capital Ltd., Class A	111,800	1,574

		69,418
Materials 3.4%
Air Products & Chemicals, Inc.	71,847	5,360
AK Steel Holding Corp.	55,100	1,084
Alcoa, Inc.	334,327	3,932
Allegheny Technologies, Inc.	28,415	769
Ball Corp.	30,247	1,463
Bemis Co., Inc.	28,985	763
CF Industries Holdings, Inc.	16,525	1,304
E.I. du Pont de Nemours & Co.	301,376	9,322
Eastman Chemical Co.	28,067	1,394
Ecolab, Inc.	53,633	2,226
Freeport-McMoRan Copper & Gold, Inc.	131,174	7,910
International Flavors & Fragrances, Inc.	23,676	835
International Paper Co.	166,186	3,126
MeadWestvaco Corp.	50,873	992

3

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Monsanto Co.	179,874	15,109
Newmont Mining Corp.	161,634	6,684
Nucor Corp.	103,696	4,611
Owens-Illinois, Inc. *	52,500	1,782
Pactiv Corp. *	42,348	1,066
PPG Industries, Inc.	58,187	3,200
Praxair, Inc.	100,049	7,822
Sealed Air Corp.	47,758	878
Sigma-Aldrich Corp.	38,528	1,955
The Dow Chemical Co.	321,632	6,809
Titanium Metals Corp.	55,900	468
United States Steel Corp.	45,965	1,827
Vulcan Materials Co.	34,367	1,632
Weyerhaeuser Co.	74,842	2,622

		96,945
Media 2.5%
CBS Corp., Class B	214,225	1,754
Comcast Corp., Class A	943,401	14,019
Gannett Co., Inc.	68,275	478
Meredith Corp.	15,958	422
News Corp., Class A	750,390	7,751
Omnicom Group, Inc.	97,705	3,322
Scripps Networks Interactive, Class A	23,968	774
The DIRECTV Group, Inc. *	204,942	5,308
The Interpublic Group of Cos., Inc. *	137,846	718
The McGraw-Hill Cos., Inc.	102,956	3,228
The New York Times Co., Class A	32,147	253
The Walt Disney Co.	605,367	15,207
The Washington Post Co., Class B	2,119	957
Time Warner Cable, Inc.	117,930	3,899
Time Warner, Inc.	391,671	10,442
Viacom, Inc., Class B *	194,550	4,506

		73,038
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Abbott Laboratories	501,581	22,566
Allergan, Inc.	98,936	5,286
Amgen, Inc. *	340,361	21,208
Biogen Idec, Inc. *	96,130	4,571
Bristol-Myers Squibb Co.	643,211	13,983
Celgene Corp. *	148,913	8,482
Cephalon, Inc. *	27,600	1,619
Eli Lilly & Co.	328,268	11,453
Forest Laboratories, Inc. *	94,141	2,432
Genzyme Corp. *	87,641	4,548
Gilead Sciences, Inc. *	296,281	14,497
Johnson & Johnson	900,995	54,862
King Pharmaceuticals, Inc. *	107,833	978
Life Technologies Corp. *	55,086	2,508
Merck & Co., Inc.	683,986	20,526
Millipore Corp. *	15,952	1,110
Mylan, Inc. *	91,202	1,203
PerkinElmer, Inc.	34,680	611
Pfizer, Inc.	2,184,605	34,801
Schering-Plough Corp.	528,375	14,007
Thermo Fisher Scientific, Inc. *	134,838	6,106
Waters Corp. *	30,084	1,512
Watson Pharmaceuticals, Inc. *	43,635	1,515
Wyeth	432,782	20,146

		270,530
Real Estate 1.0%
Apartment Investment & Management Co., Class A	43,325	406
AvalonBay Communities, Inc.	24,489	1,425
Boston Properties, Inc.	44,376	2,348
CB Richard Ellis Group, Inc., Class A *	68,340	745
Developers Diversified Realty Corp.	1,506	9
Equity Residential	84,830	2,036
HCP, Inc.	78,300	2,017
Health Care REIT, Inc.	32,700	1,310
Host Hotels & Resorts, Inc.	163,804	1,487
Kimco Realty Corp.	120,559	1,186
Plum Creek Timber Co., Inc.	51,827	1,621
ProLogis	162,240	1,426
Public Storage	40,853	2,965
Simon Property Group, Inc.	87,458	4,873
Ventas, Inc.	55,300	1,952
Vornado Realty Trust	43,867	2,238

		28,044
Retailing 3.4%
Abercrombie & Fitch Co., Class A	29,745	850
Amazon.com, Inc. *	105,602	9,056
AutoNation, Inc. *	38,567	798
AutoZone, Inc. *	14,911	2,290
Bed Bath & Beyond, Inc. *	91,504	3,180
Best Buy Co., Inc.	115,866	4,330
Big Lots, Inc. *	32,958	759
Expedia, Inc. *	63,626	1,318
Family Dollar Stores, Inc.	51,838	1,629
GameStop Corp., Class A *	48,900	1,070
Genuine Parts Co.	50,085	1,774
J.C. Penney Co., Inc.	71,537	2,157
Kohl’s Corp. *	100,329	4,871
Limited Brands, Inc.	108,348	1,402
Lowe’s Cos., Inc.	481,388	10,812
Macy’s, Inc.	153,736	2,138
Nordstrom, Inc.	60,614	1,603
O’Reilly Automotive, Inc. *	44,200	1,797
Office Depot, Inc. *	199,744	909
RadioShack Corp.	60,579	940
Sears Holdings Corp. *	23,051	1,529
Staples, Inc.	227,072	4,773
Target Corp.	249,289	10,874
The Gap, Inc.	156,563	2,555
The Home Depot, Inc.	556,843	14,445
The Sherwin-Williams Co.	36,885	2,130
The TJX Cos., Inc.	143,064	5,183
Tiffany & Co.	47,820	1,426

		96,598

4

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc. *	182,868	669
Altera Corp.	107,252	2,005
Analog Devices, Inc.	94,132	2,576
Applied Materials, Inc.	427,473	5,899
Broadcom Corp., Class A *	147,837	4,173
Intel Corp.	1,825,679	35,144
KLA-Tencor Corp.	54,614	1,741
Linear Technology Corp.	74,830	2,011
LSI Corp. *	187,238	970
MEMC Electronic Materials, Inc. *	86,827	1,530
Microchip Technology, Inc.	68,523	1,845
Micron Technology, Inc. *	198,562	1,269
National Semiconductor Corp.	81,545	1,228
Novellus Systems, Inc. *	38,837	760
NVIDIA Corp. *	175,232	2,266
Teradyne, Inc. *	60,766	479
Texas Instruments, Inc.	423,934	10,196
Xilinx, Inc.	96,295	2,089

		76,850
Software & Services 6.8%
Adobe Systems, Inc. *	179,454	5,818
Affiliated Computer Services, Inc., Class A *	35,475	1,682
Akamai Technologies, Inc. *	55,641	915
Autodesk, Inc. *	85,535	1,866
Automatic Data Processing, Inc.	170,133	6,337
BMC Software, Inc. *	66,238	2,254
CA, Inc.	122,630	2,592
Citrix Systems, Inc. *	59,163	2,106
Cognizant Technology Solutions Corp., Class A *	95,348	2,821
Computer Sciences Corp. *	49,087	2,365
Compuware Corp. *	98,868	725
Convergys Corp. *	47,332	507
eBay, Inc. *	347,983	7,395
Electronic Arts, Inc. *	105,173	2,258
Fidelity National Information Services, Inc.	72,434	1,696
Fiserv, Inc. *	50,255	2,383
Google, Inc., Class A *	78,087	34,596
Intuit, Inc. *	105,033	3,119
MasterCard, Inc., Class A	24,900	4,831
McAfee, Inc. *	47,400	2,113
Microsoft Corp.	2,502,233	58,853
Novell, Inc. *	104,860	480
Oracle Corp.	1,250,610	27,676
Paychex, Inc.	106,635	2,826
Red Hat, Inc. *	30,000	685
Salesforce.com, Inc. *	30,936	1,341
Symantec Corp. *	279,496	4,173
Total System Services, Inc.	58,900	865
VeriSign, Inc. *	62,825	1,284
Western Union Co.	235,663	4,119
Yahoo!, Inc. *	454,864	6,514

		197,195
Technology Hardware & Equipment 9.0%
Agilent Technologies, Inc. *	112,799	2,619
Amphenol Corp., Class A	53,800	1,794
Apple, Inc. *	290,835	47,519
Ciena Corp. *	26,133	292
Cisco Systems, Inc. *	1,903,160	41,889
Corning, Inc.	507,133	8,621
Dell, Inc. *	637,486	8,530
EMC Corp. *	654,704	9,860
FLIR Systems, Inc. *	49,500	1,064
Harris Corp.	39,600	1,240
Hewlett-Packard Co.	781,635	33,845
International Business Machines Corp.	437,503	51,595
Jabil Circuit, Inc.	62,001	568
JDS Uniphase Corp. *	66,292	388
Juniper Networks, Inc. *	162,465	4,245
Lexmark International, Inc., Class A *	30,117	436
Molex, Inc.	41,218	732
Motorola, Inc.	742,254	5,315
NetApp, Inc. *	106,481	2,392
Nortel Networks Corp. *	321	—
QLogic Corp. *	54,245	708
QUALCOMM, Inc.	542,787	25,082
SanDisk Corp. *	68,024	1,212
Sun Microsystems, Inc. *	242,131	2,220
Tellabs, Inc. *	170,499	989
Teradata Corp. *	52,947	1,301
Western Digital Corp. *	73,000	2,208
Xerox Corp.	272,922	2,235

		258,899
Telecommunication Services 3.3%
American Tower Corp., Class A *	129,200	4,404
AT&T, Inc.	1,908,694	50,065
CenturyTel, Inc.	96,690	3,035
Frontier Communications Corp.	104,315	730
MetroPCS Communications, Inc. *	45,000	533
Qwest Communications International, Inc.	461,518	1,782
Sprint Nextel Corp. *	939,631	3,759
Verizon Communications, Inc.	925,872	29,693
Windstream Corp.	134,429	1,179

		95,180
Transportation 2.1%
Burlington Northern Santa Fe Corp.	95,071	7,472
C.H. Robinson Worldwide, Inc.	55,595	3,031
CSX Corp.	129,391	5,191
Expeditors International of Washington, Inc.	69,200	2,348
FedEx Corp.	101,519	6,887
Norfolk Southern Corp.	123,168	5,327
Ryder System, Inc.	26,509	931
Southwest Airlines Co.	282,835	2,220
Union Pacific Corp.	164,134	9,441

5

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)
United Parcel Service, Inc., Class B	324,653	17,444

		60,292
Utilities 3.8%
Allegheny Energy, Inc.	51,455	1,297
Ameren Corp.	71,490	1,818
American Electric Power Co., Inc.	151,867	4,702
CenterPoint Energy, Inc.	106,329	1,281
CMS Energy Corp.	69,513	900
Consolidated Edison, Inc.	89,796	3,534
Constellation Energy Group, Inc.	65,574	1,882
Dominion Resources, Inc.	187,548	6,339
DTE Energy Co.	50,698	1,747
Duke Energy Corp.	411,709	6,373
Dynegy, Inc., Class A *	136,496	274
Edison International	101,626	3,285
Entergy Corp.	62,080	4,987
EQT Corp.	40,500	1,554
Exelon Corp.	215,626	10,967
FirstEnergy Corp.	99,892	4,116
FPL Group, Inc.	133,988	7,593
Integrys Energy Group, Inc.	21,115	713
Nicor, Inc.	13,626	497
NiSource, Inc.	83,106	1,071
Northeast Utilities	49,800	1,146
Pepco Holdings, Inc.	67,200	966
PG&E Corp.	119,550	4,826
Pinnacle West Capital Corp.	30,616	978
PPL Corp.	122,828	4,150
Progress Energy, Inc.	88,467	3,489
Public Service Enterprise Group, Inc.	161,996	5,257
Questar Corp.	53,091	1,756
SCANA Corp.	37,000	1,308
Sempra Energy	83,952	4,402
Southern Co.	254,116	7,979
TECO Energy, Inc.	70,015	945
The AES Corp. *	209,039	2,674
Wisconsin Energy Corp.	36,400	1,564
Xcel Energy, Inc.	148,432	2,960

		109,330

Total Common Stock (Cost $3,328,939)		2,827,491

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Short-Term Investments 1.4% of net assets

Commercial Paper & Other Obligation 1.3%
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	37,281	37,281
U.S. Treasury Obligations 0.1%
U.S. Treasury Bill
0.12%, 09/17/09 (b)	250	250
0.13%, 09/17/09 (b)	400	400
0.14%, 09/17/09 (b)	200	200
0.16%, 09/17/09 (b)	2,821	2,820
0.18%, 09/17/09 (b)	500	500

		4,170

Total Short-Term Investments (Cost $41,451)		41,451

End of Investments.
(All dollar amounts are x 1,000) At 07/31/09 tax basis cost of the fund’s investments was $3,381,755 and the unrealized appreciation and depreciation were $167,536 and ($680,349), respectively, with a net unrealized depreciation of ($512,813).

*	Non-income producing security.

(a)	Issuer is affiliated with the fund’s adviser.

(b)	All or a portion of this security is held as collateral for open futures contracts.
REIT - Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

S & P 500 Index, e-mini, Long, expires 09/18/09	860	42,329	2,575
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust

6

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings (Unaudited) continued
the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$2,827,491	$—	$—	$2,827,491

Short-Term Investments — (a)	—	41,451	—	41,451

Total	$2,827,491	$41,451	$—	$2,868,942

Other Financial Instruments
Futures Contract*	$2,575	$—	$—	$2,575

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
REG46817JUL09 — 00

7

Schwab Capital Trust
Schwab Premier Equity Fund®
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.7%	Common Stock	530,919	549,711
1.2%	Other Investment Company	6,652	6,652
0.1%	Short-Term Investment	640	640

100.0%	Total Investments	538,211	557,003
0.0%	Other Assets and Liabilities, Net		63

100.0%	Total Net Assets		557,066

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.7% of net assets

Banks 1.4%
First Horizon National Corp. *	284,418	3,646
UMB Financial Corp.	100,000	4,172

		7,818
Capital Goods 7.8%
Dover Corp.	150,000	5,102
EMCOR Group, Inc. *	200,000	4,824
EnerSys *	200,000	3,958
General Electric Co.	275,000	3,685
L-3 Communications Holdings, Inc.	95,000	7,172
Northrop Grumman Corp.	155,000	6,910
Raytheon Co.	150,000	7,042
URS Corp. *	100,000	5,060

		43,753
Commercial & Professional Supplies 0.6%
Equifax, Inc.	125,000	3,256
Consumer Durables & Apparel 1.0%
Carter’s, Inc. *	200,000	5,668
Consumer Services 1.6%
McDonald’s Corp.	65,000	3,579
Yum! Brands, Inc.	150,000	5,319

		8,898
Diversified Financials 8.2%
Bank of America Corp.	300,000	4,437
BlackRock, Inc.	30,000	5,716
Discover Financial Services	600,000	7,128
JPMorgan Chase & Co.	205,000	7,923
Morgan Stanley	225,000	6,413
TD Ameritrade Holding Corp. *	320,000	5,933
The Goldman Sachs Group, Inc.	50,000	8,165

		45,715
Energy 11.6%
Anadarko Petroleum Corp.	155,000	7,471
Apache Corp.	70,000	5,877
El Paso Corp.	600,000	6,036
Exxon Mobil Corp.	80,000	5,631
General Maritime Corp.	225,000	1,874
Murphy Oil Corp.	115,000	6,693
Nabors Industries Ltd. *	350,000	5,957
National-Oilwell Varco, Inc. *	200,000	7,188
Occidental Petroleum Corp.	110,000	7,847
Tidewater, Inc.	125,000	5,625
World Fuel Services Corp.	100,000	4,386

		64,585
Food & Staples Retailing 2.6%
The Kroger Co.	270,000	5,772
Wal-Mart Stores, Inc.	100,000	4,988
Winn-Dixie Stores, Inc. *	275,000	3,897

		14,657
Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	375,000	6,574
Coca-Cola Enterprises, Inc.	225,000	4,228
ConAgra Foods, Inc.	275,000	5,398
General Mills, Inc.	100,000	5,891
Hansen Natural Corp. *	130,000	4,031
The Hershey Co.	150,000	5,993

		32,115
Health Care Equipment & Services 5.3%
Amerigroup Corp. *	125,000	3,085
Express Scripts, Inc. *	85,000	5,953
Gen-Probe, Inc. *	100,000	3,712
McKesson Corp.	125,000	6,394
Omnicare, Inc.	200,000	4,774
Quest Diagnostics, Inc.	100,000	5,462

		29,380
Household & Personal Products 2.5%
Alberto-Culver Co.	240,000	6,149
Church & Dwight Co., Inc.	130,000	7,667

		13,816
Insurance 3.1%
Prudential Financial, Inc.	125,000	5,534
The Travelers Cos., Inc.	140,000	6,030
Unum Group	300,000	5,631

		17,195
Materials 4.6%
MeadWestvaco Corp.	350,000	6,822
OM Group, Inc. *	140,000	4,712
Owens-Illinois, Inc. *	225,000	7,636
Rock-Tenn Co., Class A	150,000	6,744

		25,914

1

Schwab Premier Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Media 2.4%
The Interpublic Group of Cos., Inc. *	900,000	4,689
The McGraw-Hill Cos., Inc.	100,000	3,135
Time Warner, Inc.	200,000	5,332

		13,156
Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Amgen, Inc. *	100,000	6,231
Biogen Idec, Inc. *	75,000	3,566
Forest Laboratories, Inc. *	225,000	5,812
Johnson & Johnson	95,000	5,785
King Pharmaceuticals, Inc. *	450,000	4,082
Millipore Corp. *	65,000	4,524
Pfizer, Inc.	350,000	5,575
Warner Chilcott Ltd., Class A *	350,000	5,285
Watson Pharmaceuticals, Inc. *	200,000	6,946

		47,806
Retailing 3.9%
Amazon.com, Inc. *	50,000	4,288
Family Dollar Stores, Inc.	150,000	4,713
Macy’s, Inc.	475,000	6,607
The Gap, Inc.	375,000	6,120

		21,728
Semiconductors & Semiconductor Equipment 2.8%
FEI Co. *	250,000	6,125
LSI Corp. *	1,100,000	5,698
Novellus Systems, Inc. *	200,000	3,914

		15,737
Software & Services 6.6%
Affiliated Computer Services, Inc., Class A *	110,000	5,215
BMC Software, Inc. *	150,000	5,105
Sybase, Inc. *	215,000	7,697
Symantec Corp. *	440,000	6,569
Synopsys, Inc. *	335,000	6,693
Western Union Co.	300,000	5,244

		36,523
Technology Hardware & Equipment 9.6%
Apple, Inc. *	37,500	6,127
Cisco Systems, Inc. *	325,000	7,153
EMC Corp. *	275,000	4,142
Hewlett-Packard Co.	190,000	8,227
Ingram Micro, Inc., Class A *	275,000	4,626
International Business Machines Corp.	70,000	8,255
JDS Uniphase Corp. *	800,000	4,688
Tellabs, Inc. *	700,000	4,060
Teradata Corp. *	250,000	6,142

		53,420
Telecommunication Services 3.9%
AT&T, Inc.	200,000	5,246
Sprint Nextel Corp. *	1,100,000	4,400
Telephone & Data Systems, Inc.	175,000	4,505
Verizon Communications, Inc.	150,000	4,810
Windstream Corp.	300,000	2,631

		21,592
Transportation 1.0%
Alaska Air Group, Inc. *	250,000	5,765
Utilities 3.8%
DTE Energy Co.	125,000	4,308
Exelon Corp.	110,000	5,595
Mirant Corp. *	325,000	5,869
NRG Energy, Inc. *	200,000	5,442

		21,214

Total Common Stock (Cost $530,919)		549,711

Other Investment Company 1.2% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	6,651,734	6,652

Total Other Investment Company (Cost $6,652)		6,652

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets
U.S. Treasury Obligation 0.1%
U.S. Treasury Bill 0.16%, 09/17/09 (a)	640	640

Total Short-Term Investment (Cost $640)		640

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $538,691 and the unrealized appreciation and depreciation were $74,107 and ($55,795), respectively, with a net unrealized appreciation of $18,312.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

2

Schwab Premier Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 09/18/09	100	4,922	244
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$549,711	$—	$—	$549,711

Other Investment Company	6,652	—	—	6,652
Short-Term Investment — (a)	—	640	—	640

Total	$556,363	$640	$—	$557,003
Other Financial Instruments
Futures Contracts*	$244	$—	$—	$244

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the

3

Schwab Premier Equity Fund
Portfolio Holdings (Unaudited) continued
value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
REG46821JUL09 — 00

4

Schwab Capital Trust
Schwab Large Cap Growth FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.1%	Common Stock	442,383	434,993
2.9%	Other Investment Company	11,421	13,337
1.0%	Short-Term Investments	4,378	4,378

100.0%	Total Investments	458,182	452,708
0.0%	Other Assets and Liabilities, Net		150

100.0%	Total Net Assets		452,858

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 96.1% of net assets

Automobiles & Components 0.2%
Ford Motor Co. *	95,000	760
Capital Goods 8.7%
Cooper Industries Ltd., Class A	111,800	3,684
Dover Corp.	105,000	3,571
Emerson Electric Co.	14,600	531
Fluor Corp.	160,000	8,448
L-3 Communications Holdings, Inc.	80,000	6,040
Lockheed Martin Corp.	140,000	10,466
Northrop Grumman Corp.	20,000	892
Raytheon Co.	122,800	5,765

		39,397
Consumer Services 4.2%
Apollo Group, Inc., Class A *	100,500	6,939
McDonald’s Corp.	175,000	9,635
Yum! Brands, Inc.	75,000	2,659

		19,233
Diversified Financials 3.3%
JPMorgan Chase & Co.	88,900	3,436
Morgan Stanley	30,000	855
Northern Trust Corp.	83,000	4,964
TD Ameritrade Holding Corp. *	45,000	834
The Goldman Sachs Group, Inc.	31,000	5,063

		15,152
Energy 5.5%
Anadarko Petroleum Corp.	32,000	1,542
Cameron International Corp. *	25,000	781
Exxon Mobil Corp.	115,000	8,095
Nabors Industries Ltd. *	45,000	766
National-Oilwell Varco, Inc. *	15,500	557
Noble Corp.	80,000	2,709
Occidental Petroleum Corp.	122,500	8,739
Valero Energy Corp.	100,000	1,800

		24,989
Food & Staples Retailing 3.7%
CVS Caremark Corp.	70,000	2,344
The Kroger Co.	230,000	4,917
Wal-Mart Stores, Inc.	195,000	9,727

		16,988
Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	400,000	7,012
Archer-Daniels-Midland Co.	65,000	1,958
Coca-Cola Enterprises, Inc.	60,000	1,127
General Mills, Inc.	100,000	5,891
H.J. Heinz Co.	13,500	519
Philip Morris International, Inc.	100,000	4,660
The Coca-Cola Co.	35,800	1,784
The Pepsi Bottling Group, Inc.	50,000	1,698

		24,649
Health Care Equipment & Services 7.5%
Aetna, Inc.	19,900	537
Baxter International, Inc.	185,000	10,428
Becton, Dickinson & Co.	60,800	3,961
CIGNA Corp.	40,500	1,150
Express Scripts, Inc. *	150,000	10,506
Humana, Inc. *	71,000	2,332
McKesson Corp.	25,000	1,279
St. Jude Medical, Inc. *	29,000	1,094
UnitedHealth Group, Inc.	98,000	2,750

		34,037
Household & Personal Products 2.8%
Church & Dwight Co., Inc.	78,000	4,600
Colgate-Palmolive Co.	25,000	1,811
The Procter & Gamble Co.	110,374	6,127

		12,538
Insurance 0.4%
Aon Corp.	16,000	631
Axis Capital Holdings Ltd.	20,000	569
The Travelers Cos., Inc.	10,000	431

		1,631
Materials 3.6%
AK Steel Holding Corp.	158,500	3,118
Ball Corp.	35,000	1,693
Celanese Corp., Series A	120,000	3,084
International Paper Co.	139,000	2,614
Owens-Illinois, Inc. *	115,000	3,903
Terra Industries, Inc.	60,000	1,750

		16,162
Media 1.7%
Liberty Global, Inc., Series A *	32,500	681
Omnicom Group, Inc.	114,000	3,876

1

Schwab Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

The DIRECTV Group, Inc. *	50,000	1,295
The Interpublic Group of Cos., Inc. *	50,000	261
The McGraw-Hill Cos., Inc.	20,000	627
Time Warner, Inc.	40,000	1,066

		7,806
Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	27,000	1,215
Amgen, Inc. *	90,000	5,608
Biogen Idec, Inc. *	88,000	4,185
Bristol-Myers Squibb Co.	160,000	3,478
Cephalon, Inc. *	50,000	2,933
Endo Pharmaceuticals Holdings, Inc. *	35,000	735
Forest Laboratories, Inc. *	125,000	3,229
Life Technologies Corp. *	100,000	4,553
Merck & Co., Inc.	125,000	3,751
Pfizer, Inc.	200,000	3,186
Schering-Plough Corp.	26,000	689

		33,562
Retailing 4.0%
Amazon.com, Inc. *	100,000	8,576
Priceline.com, Inc. *	15,000	1,945
The Gap, Inc.	175,000	2,856
The Sherwin-Williams Co.	35,000	2,021
The TJX Cos., Inc.	70,000	2,536

		17,934
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	87,000	2,381
Intel Corp.	250,000	4,812
LSI Corp. *	200,000	1,036
Marvell Technology Group Ltd. *	175,000	2,335
Texas Instruments, Inc.	220,000	5,291

		15,855
Software & Services 14.5%
Accenture Ltd., Class A	280,000	9,819
Adobe Systems, Inc. *	80,000	2,594
BMC Software, Inc. *	301,500	10,260
Computer Sciences Corp. *	85,000	4,094
eBay, Inc. *	97,500	2,072
Google, Inc., Class A *	12,000	5,317
MasterCard, Inc., Class A	10,000	1,940
Microsoft Corp.	572,500	13,465
Oracle Corp.	238,800	5,285
Symantec Corp. *	516,000	7,704
Synopsys, Inc. *	93,500	1,868
Western Union Co.	65,000	1,136

		65,554
Technology Hardware & Equipment 17.0%
Apple, Inc. *	120,000	19,607
Cisco Systems, Inc. *	500,700	11,020
EMC Corp. *	200,000	3,012
Hewlett-Packard Co.	455,000	19,701
International Business Machines Corp.	175,000	20,638
NCR Corp. *	67,500	873
Seagate Technology	45,000	542
Western Digital Corp. *	50,000	1,513

		76,906
Telecommunication Services 0.9%
CenturyTel, Inc.	34,250	1,075
Qwest Communications International, Inc.	138,000	533
Sprint Nextel Corp. *	585,000	2,340
		3,948
Transportation 1.1%
CSX Corp.	50,000	2,006
Union Pacific Corp.	50,000	2,876

		4,882
Utilities 0.7%
Exelon Corp.	12,000	610
Mirant Corp. *	50,000	903
NRG Energy, Inc. *	55,000	1,497

		3,010

Total Common Stock (Cost $442,383)		434,993

Other Investment Company 2.9% of net assets

iShares Russell 1000 Growth Index Fund	305,000	13,337

Total Other Investment Company (Cost $11,421)		13,337

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.0% of net assets

Commercial Paper & Other Obligations 0.8%
Well Fargo, San Francisco Time Deposit 0.03%, 08/03/09	3,548	3,548
U.S. Treasury Obligation 0.2%
U.S. Treasury Bill 0.16%, 09/17/09	830	830

Total Short-Term Investments (Cost $4,378)		4,378

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $458,193 and the unrealized appreciation and depreciation were $35,625 and ($41,110), respectively, with a net unrealized depreciation of ($5,485).

2

Schwab Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1— quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$434,993	$—	$—	$434,993

Other Investment Company	13,337	—	—	13,337

Short-Term Investments — (a)	—	4,378	—	4,378

Total	$448,330	$4,378	—	$452,708

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46822JUL09 — 00

3

Schwab Capital Trust
Schwab Total Stock Market Index Fund®
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.3%	Common Stock	1,136,115	1,111,295
0.1%	Preferred Stock	1,276	1,671
—%	Rights	—	—
2.5%	Short-Term Investments	28,982	28,982

99.9%	Total Investments	1,166,373	1,141,948
0.1%	Other Assets and Liabilities, Net		797

100.0%	Net Assets		1,142,745

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 97.3% of net assets

Automobiles & Components 0.5%
American Axle & Manufacturing Holdings, Inc.	5,300	12
ArvinMeritor, Inc.	9,900	72
BorgWarner, Inc.	10,800	358
Cooper Tire & Rubber Co.	8,900	131
Drew Industries, Inc. *	2,400	46
Federal-Mogul Corp. *	9,200	130
Ford Motor Co. *	274,736	2,198
Gentex Corp.	11,500	172
Harley-Davidson, Inc.	25,500	576
Hawk Corp., Class A *	1,800	26
Johnson Controls, Inc.	45,000	1,165
Standard Motor Products, Inc.	7,500	84
Stoneridge, Inc. *	8,200	36
Strattec Security Corp.	1,500	22
Superior Industries International, Inc.	800	13
Tenneco, Inc. *	4,480	72
The Goodyear Tire & Rubber Co. *	20,500	349
Thor Industries, Inc.	4,500	108
TRW Automotive Holdings Corp. *	7,800	131
WABCO Holdings, Inc.	5,133	97
Winnebago Industries, Inc.	5,100	54

		5,852
Banks 2.9%
1st Source Corp.	3,728	62
Abigail Adams National Bancorp, Inc. *	550	1
AMCORE Financial, Inc.	3,811	3
Ameris Bancorp	1,800	12
Anchor BanCorp Wisconsin, Inc.	3,100	4
Arrow Financial Corp.	1,081	30
Associated Banc-Corp.	15,500	168
Astoria Financial Corp.	8,300	81
BancFirst Corp.	2,000	72
BancorpSouth, Inc.	7,612	171
BancTrust Financial Group, Inc.	1,100	3
Bank Mutual Corp.	6,168	61
Bank of Hawaii Corp.	3,500	134
Bank of the Ozarks, Inc.	2,800	71
Banner Corp.	1,200	5
BB&T Corp.	57,458	1,315
Beneficial Mutual Bancorp, Inc. *	7,500	67
Berkshire Bancorp, Inc.	3,600	30
Berkshire Hills Bancorp, Inc.	1,400	32
BOK Financial Corp.	7,540	316
Boston Private Financial Holdings, Inc.	2,129	10
Brookline Bancorp, Inc.	5,405	63
Bryn Mawr Bank Corp.	1,400	26
Camco Financial Corp.	700	1
Camden National Corp.	700	23
Capital City Bank Group, Inc.	1,875	30
CapitalSource, Inc.	25,400	118
Capitol Bancorp Ltd.	1,500	7
Capitol Federal Financial	6,920	255
Cascade Bancorp	3,318	5
Cathay General Bancorp	6,200	57
Central Pacific Financial Corp.	3,400	7
Century Bancorp Inc., Class A	800	17
Charter Financial Corp.	900	13
Chemical Financial Corp.	5,383	117
Citizens First Bancorp, Inc. *	700	1
Citizens South Banking Corp.	1,000	5
City Holding Co.	1,800	58
City National Corp.	3,100	122
Columbia Banking System, Inc.	1,951	24
Comerica, Inc.	13,496	322
Commerce Bancshares, Inc.	15,430	566
Community Bank System, Inc.	4,400	80
Community Trust Bancorp, Inc.	2,487	68
Cullen/Frost Bankers, Inc.	6,300	303
CVB Financial Corp.	5,811	44
Dime Community Bancshares	3,375	41
East West Bancorp, Inc.	5,600	49
F.N.B. Corp.	7,661	59
Fannie Mae	95,000	55
Fifth Third Bancorp	51,714	491
First BanCorp Puerto Rico	7,200	22
First Busey Corp.	1,500	9
First Citizens BancShares, Inc., Class A	300	43
First Commonwealth Financial Corp.	10,504	70
First Financial Bancorp	1,839	16
First Financial Bankshares, Inc.	4,000	211
First Financial Corp.	600	19
First Financial Holdings, Inc.	3,900	56

1

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

First Horizon National Corp. *	20,629	264
First M&F Corp.	2,000	9
First Merchants Corp.	1,041	8
First Midwest Bancorp, Inc.	3,125	26
First Niagara Financial Group, Inc.	13,672	180
First Place Financial Corp.	2,900	8
First United Corp.	2,200	25
FirstMerit Corp.	7,353	137
Flushing Financial Corp.	3,300	35
Freddie Mac *	55,000	34
Frontier Financial Corp.	1,575	1
Fulton Financial Corp.	14,762	100
Glacier Bancorp, Inc.	7,697	120
Great Southern Bancorp, Inc.	1,400	29
Guaranty Financial Group, Inc. *	2,933	—
Hancock Holding Co.	5,100	206
Harleysville National Corp.	2,496	14
Hawthorn Bancshares, Inc.	780	8
Heritage Financial Corp.	735	9
Horizon Financial Corp.	2,695	3
Hudson City Bancorp, Inc.	55,731	784
Huntington Bancshares, Inc.	49,699	203
IBERIABANK Corp.	3,875	181
Independent Bank Corp.	1,000	21
Independent Bank Corp., Michigan	4,302	8
Indiana Community Bancorp	800	8
Integra Bank Corp.	1,225	2
International Bancshares Corp.	7,784	103
Investors Bancorp, Inc. *	9,600	95
Irwin Financial Corp. *	3,700	2
Kearny Financial Corp.	5,500	62
KeyCorp	46,290	268
Lakeland Financial Corp.	2,200	43
M&T Bank Corp.	10,246	598
MainSource Financial Group, Inc.	1,735	12
Marshall & Ilsley Corp.	24,650	149
MB Financial, Inc.	2,133	29
Merchants Bancshares, Inc.	750	19
MGIC Investment Corp.	9,300	61
Midwest Banc Holdings, Inc. *	1,300	1
MutualFirst Financial, Inc.	2,000	16
Nara Bancorp, Inc.	4,000	24
National Penn Bancshares, Inc.	6,675	33
NBT Bancorp, Inc.	4,400	101
New York Community Bancorp, Inc.	31,585	346
NewAlliance Bancshares, Inc.	9,100	111
North Valley Bancorp	1,500	7
Northrim BanCorp, Inc.	3,281	48
Northwest Bancorp, Inc.	5,000	102
OceanFirst Financial Corp.	1,050	13
Ocwen Financial Corp. *	8,420	120
Old National Bancorp	6,244	71
Oriental Financial Group, Inc.	1,663	23
Oritani Financial Corp.	2,000	27
PAB Bankshares, Inc. *	714	2
Pacific Capital Bancorp	6,844	15
Park National Corp.	845	54
People’s United Financial, Inc.	31,987	520
Peoples Financial Corp.	3,000	62
Pinnacle Financial Partners, Inc. *	475	7
PNC Financial Services Group, Inc.	39,032	1,431
Popular, Inc.	21,700	28
PrivateBancorp, Inc.	5,000	124
Prosperity Bancshares, Inc.	6,400	214
Provident Financial Holdings, Inc.	750	6
Provident Financial Services, Inc.	5,217	62
Regions Financial Corp.	61,962	274
Renasant Corp.	1,125	17
Republic Bancorp, Inc., Class A	1,821	44
Roma Financial Corp.	2,500	32
S&T Bancorp, Inc.	4,400	60
S.Y. Bancorp, Inc.	1,470	36
Sandy Spring Bancorp, Inc.	2,900	47
Santander BanCorp *	4,686	28
Seacoast Banking Corp. of Florida	1,980	4
Shore Bancshares, Inc.	750	15
Signature Bank *	3,000	88
Simmons First National Corp., Class A	1,000	30
Southwest Bancorp, Inc.	3,300	33
State Bancorp, Inc.	1,058	9
Sterling Bancorp	1,918	15
Sterling Bancshares, Inc.	6,150	50
Sterling Financial Corp.	1,827	5
Suffolk Bancorp	2,400	71
Sun Bancorp, Inc. *	4,218	19
SunTrust Banks, Inc.	33,342	650
Susquehanna Bancshares, Inc.	7,468	39
SVB Financial Group *	2,200	78
Synovus Financial Corp.	27,700	97
TCF Financial Corp.	13,600	192
TF Financial Corp.	700	12
TFS Financial Corp.	28,000	311
The First of Long Island Corp.	4,000	102
The PMI Group, Inc.	8,100	19
The South Financial Group, Inc.	4,500	7
Timberland Bancorp, Inc.	2,000	10
Tompkins Financial Corp.	931	41
Tree.com, Inc. *	1,044	10
TriCo Bancshares	400	7
TrustCo Bank Corp. NY	6,857	43
Trustmark Corp.	8,300	165
U.S. Bancorp	158,531	3,236
UCBH Holdings, Inc.	9,400	11
UMB Financial Corp.	3,574	149
Umpqua Holdings Corp.	5,343	52
Union Bankshares Corp.	1,050	16
United Bankshares, Inc.	7,400	150
United Community Banks, Inc. *	3,866	26
Valley National Bancorp	13,571	173
Washington Federal, Inc.	7,942	111
Washington Trust Bancorp, Inc.	1,000	18
Webster Financial Corp.	8,663	98
Wells Fargo & Co.	471,406	11,531
WesBanco, Inc.	4,456	74

2

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

West Coast Bancorp	1,200	3
Westamerica Bancorp	5,200	272
Whitney Holding Corp.	6,675	58
Wilmington Trust Corp.	5,700	65
Wintrust Financial Corp.	5,800	152
WSFS Financial Corp.	1,000	27
Zions Bancorp	13,725	186

		32,621
Capital Goods 7.0%
3D Systems Corp. *	1,400	10
3M Co.	67,000	4,725
A.O. Smith Corp.	1,300	51
AAON, Inc.	6,113	120
AAR CORP. *	5,000	96
Aceto Corp.	5,000	35
Actuant Corp., Class A	5,680	73
Acuity Brands, Inc.	5,200	153
Aecom Technology Corp. *	8,000	259
Aerosonic Corp. *	300	1
AGCO Corp. *	6,762	213
Aircastle Ltd.	5,500	40
Alamo Group, Inc.	500	7
Albany International Corp., Class A	3,918	54
Alliant Techsystems, Inc. *	2,437	192
American Science & Engineering, Inc.	500	35
American Superconductor Corp. *	700	23
American Woodmark Corp.	4,000	94
Ameron International Corp.	900	67
AMETEK, Inc.	11,300	366
Ampco-Pittsburgh Corp.	2,800	64
Apogee Enterprises, Inc.	1,200	18
Applied Industrial Technologies, Inc.	6,525	144
Applied Signal Technology, Inc.	2,500	63
Armstrong World Industries, Inc. *	3,500	86
Astronics Corp. *	938	10
Astronics Corp., Class B *	312	3
Badger Meter, Inc.	4,000	147
Baldor Electric Co.	3,800	98
Barnes Group, Inc.	3,600	51
BE Aerospace, Inc. *	6,200	100
Belden, Inc.	4,400	77
Blount International, Inc. *	1,200	11
Brady Corp., Class A	6,400	188
Breeze-Eastern Corp. *	500	3
Briggs & Stratton Corp.	3,500	60
C&D Technologies, Inc. *	4,500	9
Carlisle Cos., Inc.	3,200	100
Cascade Corp.	4,400	108
Caterpillar, Inc.	53,800	2,370
Ceradyne, Inc. *	2,500	45
Chase Corp.	200	2
CIRCOR International, Inc.	3,750	86
CLARCOR, Inc.	3,400	113
Columbus McKinnon Corp. *	2,400	35
Cooper Industries Ltd., Class A	27,400	903
Crane Co.	5,000	106
Cummins, Inc.	15,600	671
Curtiss-Wright Corp.	3,600	119
Danaher Corp.	29,000	1,776
Deere & Co.	38,000	1,662
Donaldson Co., Inc.	6,500	247
Dover Corp.	16,700	568
Ducommun, Inc.	3,200	55
Dycom Industries, Inc. *	3,300	42
DynCorp International, Inc., Class A *	4,500	91
Eaton Corp.	16,600	862
EMCOR Group, Inc. *	7,800	188
Emerson Electric Co.	70,000	2,547
Energy Conversion Devices, Inc. *	600	9
ESCO Technologies, Inc. *	2,800	115
Esterline Technologies Corp. *	2,400	68
Evergreen Solar, Inc. *	1,000	2
Fastenal Co.	13,200	470
Federal Signal Corp.	5,300	47
First Solar, Inc. *	7,000	1,081
Flow International Corp. *	900	2
Flowserve Corp.	3,900	315
Fluor Corp.	16,200	855
Franklin Electric Co., Inc.	1,300	42
FreightCar America, Inc.	2,500	50
FuelCell Energy, Inc. *	1,200	5
Furmanite Corp. *	1,400	6
Gardner Denver, Inc. *	3,400	99
GATX Corp.	4,000	101
GenCorp, Inc. *	2,500	7
General Cable Corp. *	4,700	182
General Dynamics Corp.	36,400	2,016
General Electric Co.	1,098,766	14,723
Gibraltar Industries, Inc.	2,500	19
Goodrich Corp.	8,404	432
Graco, Inc.	7,012	173
GrafTech International Ltd. *	8,600	118
Granite Construction, Inc.	4,850	164
Hardinge, Inc.	1,800	7
Harsco Corp.	6,200	171
HEICO Corp., Class A	2,286	65
Herley Industries, Inc. *	4,000	49
Hexcel Corp. *	2,000	20
Honeywell International, Inc.	71,062	2,466
Hubbell, Inc., Class B	3,800	142
Icahn Enterprises L.P.	5,150	203
IDEX Corp.	7,225	197
II-VI, Inc. *	3,800	91
Illinois Tool Works, Inc.	51,700	2,096
Insituform Technologies, Inc., Class A *	1,300	24
Integrated Electrical Services, Inc. *	5,105	47
ITT Corp.	17,400	860
Jacobs Engineering Group, Inc. *	10,600	434
John Bean Technologies Corp.	1,983	28
Joy Global, Inc.	19,350	719

3

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Kadant, Inc. *	1	—
Kaydon Corp.	3,300	108
KBR, Inc.	17,000	360
Kennametal, Inc.	8,000	171
Kratos Defense & Security Solutions, Inc. *	1,800	1
L-3 Communications Holdings, Inc.	15,100	1,140
Ladish Co., Inc. *	1,300	14
Lawson Products, Inc.	2,000	34
Lennox International, Inc.	4,771	166
Lincoln Electric Holdings, Inc.	3,900	165
Lockheed Martin Corp.	37,052	2,770
Lydall, Inc. *	2,500	8
Magnetek, Inc. *	1,500	2
Masco Corp.	35,800	499
MasTec, Inc. *	5,350	55
McDermott International, Inc. *	25,000	489
Michael Baker Corp. *	3,000	128
Moog, Inc., Class A *	2,787	75
MSC Industrial Direct Co., Inc., Class A	4,300	169
Mueller Industries, Inc.	4,200	100
Mueller Water Products, Inc., Class A	3,139	12
NACCO Industries, Inc., Class A	1,300	55
NCI Building Systems, Inc. *	2,900	11
NN, Inc.	1,800	4
Nordson Corp.	4,000	180
Northrop Grumman Corp.	30,032	1,339
Omega Flex, Inc.	700	11
Orbital Sciences Corp. *	4,600	62
Oshkosh Corp.	9,000	247
Otter Tail Corp.	1,100	26
Owens Corning, Inc. *	11,000	202
PACCAR, Inc.	31,725	1,099
Pall Corp.	12,900	388
Parker Hannifin Corp	16,500	731
Pentair, Inc.	9,500	260
Powell Industries, Inc. *	1,000	36
Power-One, Inc. *	6,000	9
Precision Castparts Corp.	16,302	1,301
Quanex Building Products Corp.	5,625	67
Quanta Services, Inc. *	18,371	428
Raven Industries, Inc.	2,800	80
Raytheon Co.	44,900	2,108
Regal-Beloit Corp.	2,500	116
Rockwell Automation, Inc.	15,700	650
Rockwell Collins, Inc.	13,100	553
Roper Industries, Inc.	6,500	311
Sauer-Danfoss, Inc.	3,800	20
Seaboard Corp.	200	219
Simpson Manufacturing Co., Inc.	3,200	91
Spirit AeroSystems Holdings, Inc., Class A *	11,000	143
SPX Corp.	8,610	455
Standex International Corp.	3,000	38
SunPower Corp., Class A *	1,300	42
Taser International, Inc. *	1,700	9
Tecumseh Products Co., Class A *	3,200	26
Teledyne Technologies, Inc. *	12,157	398
Tennant Co.	4,200	92
Terex Corp. *	7,400	112
Textron, Inc.	23,600	317
The Allied Defense Group, Inc. *	500	2
The Boeing Co.	75,800	3,253
The Gorman-Rupp Co.	4,491	100
The Greenbrier Cos., Inc.	4,100	43
The Manitowoc Co., Inc.	11,600	72
The Middleby Corp. *	7,000	342
The Shaw Group, Inc. *	8,500	250
The Timken Co.	6,600	135
The Toro Co.	4,100	142
Thomas & Betts Corp. *	7,300	194
Titan International, Inc.	4,125	31
TransDigm Group, Inc. *	3,600	138
Tredegar Corp.	5,100	75
Trinity Industries, Inc.	1,650	23
Triumph Group, Inc.	1,200	48
Tutor Perini Corp. *	5,000	92
United Rentals, Inc. *	5,900	44
United Technologies Corp.	91,068	4,960
Universal Forest Products, Inc.	2,500	112
URS Corp. *	7,700	390
USG Corp. *	3,900	55
Valmont Industries, Inc.	1,900	136
Vicor Corp.	4,200	33
W.W. Grainger, Inc.	7,300	656
Wabash National Corp.	2,500	2
Wabtec Corp.	5,828	196
Watsco, Inc.	3,400	178
Watts Water Technologies, Inc., Class A	1,000	26
WESCO International, Inc. *	4,800	119
Woodward Governor Co.	8,000	157

		79,868
Commercial & Professional Supplies 1.0%
A.T. Cross Co., Class A *	2,400	10
ABM Industries, Inc.	4,900	103
Administaff, Inc.	2,800	70
American Reprographics Co. *	4,000	35
AMREP Corp. *	2,500	31
ATC Technology Corp. *	5,011	105
Avery Dennison Corp.	9,700	259
Bowne & Co., Inc.	4,357	35
Casella Waste Systems, Inc., Class A *	2,500	7
CDI Corp.	3,700	47
Cenveo, Inc. *	4,300	21
Cintas Corp.	15,350	387
Clean Harbors, Inc. *	2,500	130
CompX International, Inc.	1,300	8
Consolidated Graphics, Inc. *	3,900	71
Copart, Inc. *	6,550	231
Cornell Cos., Inc. *	4,600	79
Corrections Corp. of America *	11,484	198

4

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

CoStar Group, Inc. *	800	29
Covanta Holding Corp. *	11,700	198
CRA International, Inc. *	2,500	67
Deluxe Corp.	3,800	59
Diamond Management & Technology Consultants, Inc.	1,000	5
EnergySolutions, Inc.	7,000	60
Ennis, Inc.	4,500	66
Equifax, Inc.	13,095	341
Exponent, Inc. *	6,000	155
FTI Consulting, Inc. *	2,700	147
G & K Services, Inc., Class A	4,100	93
GP Strategies Corp. *	1,500	10
Healthcare Services Group, Inc.	8,437	158
Heidrick & Struggles International, Inc.	3,100	64
Herman Miller, Inc.	5,700	95
HNI Corp.	4,000	89
Hudson Highland Group, Inc. *	3,220	7
ICT Group, Inc. *	3,000	31
IHS, Inc., Class A *	6,600	330
Interface, Inc., Class A	5,800	40
Iron Mountain, Inc. *	14,680	429
Kelly Services, Inc., Class A	5,700	67
Kforce, Inc. *	2,905	28
Kimball International, Inc., Class B	6,100	41
Knoll, Inc.	4,000	39
Korn/Ferry International *	3,600	50
M&F Worldwide Corp. *	1,200	24
Manpower, Inc.	6,991	335
McGrath Rentcorp	1,600	31
Mine Safety Appliances Co.	2,700	76
Mobile Mini, Inc. *	1,200	19
Monster Worldwide, Inc. *	9,800	128
MPS Group, Inc. *	11,400	99
Multi-Color Corp.	2,625	41
Navigant Consulting, Inc. *	5,000	60
On Assignment, Inc. *	4,700	20
Pitney Bowes, Inc.	20,000	413
R.R. Donnelley & Sons Co.	17,000	236
Republic Services, Inc.	36,645	975
Resources Connection, Inc. *	3,700	56
Robert Half International, Inc.	14,000	347
Rollins, Inc.	10,012	184
School Specialty, Inc. *	1,600	36
Spherion Corp. *	6,830	38
Steelcase, Inc., Class A	11,500	84
Stericycle, Inc. *	6,400	328
Superior Uniform Group, Inc.	1,600	13
Tetra Tech, Inc. *	12,031	362
The Advisory Board Co. *	1,000	26
The Brink’s Co.	5,600	152
The Corporate Executive Board Co.	2,700	51
The Dun & Bradstreet Corp.	12,140	874
The Geo Group, Inc. *	11,400	205
The Standard Register Co.	4,100	15
TRC Cos., Inc. *	1,350	6
TrueBlue, Inc. *	6,000	76
United Stationers, Inc. *	2,900	135
Viad Corp.	3,625	64
Virco Mfg. Corp.	1,170	4
Volt Information Sciences, Inc. *	3,150	25
Waste Connections, Inc. *	5,475	154
Waste Management, Inc.	48,100	1,352
Watson Wyatt Worldwide, Inc., Class A	4,600	172

		11,741
Consumer Durables & Apparel 1.3%
American Greetings Corp., Class A	8,500	134
Blyth, Inc.	1,200	51
Brookfield Homes Corp. *	3,074	17
Brunswick Corp.	7,400	53
Callaway Golf Co.	5,600	36
Carter’s, Inc. *	5,000	142
Cavco Industries, Inc. *	410	14
Centex Corp. *	10,700	117
Coach, Inc.	32,008	947
Columbia Sportswear Co.	4,350	154
Craftmade International, Inc. *	2,800	8
CSS Industries, Inc.	3,400	79
D.R. Horton, Inc.	24,604	285
Deckers Outdoor Corp. *	2,500	169
DGSE Cos., Inc. *	700	1
Eastman Kodak Co.	22,700	67
Ethan Allen Interiors, Inc.	4,200	53
Flexsteel Industries, Inc.	600	5
Foamex International, Inc. (a)(d)*	2,278	—
Fortune Brands, Inc.	11,500	455
Fossil, Inc. *	5,462	144
Furniture Brands International, Inc.	4,700	19
Garmin Ltd.	16,000	443
Hanesbrands, Inc. *	11,047	220
Harman International Industries, Inc.	6,800	168
Hasbro, Inc.	14,500	384
Helen of Troy Ltd. *	5,000	109
Hovnanian Enterprises, Inc., Class A *	3,700	12
Ingersoll-Rand plc	30,942	894
Jarden Corp. *	7,059	174
Jones Apparel Group, Inc.	12,156	167
K-Swiss, Inc., Class A	2,400	26
KB HOME	7,800	130
Kenneth Cole Productions, Inc., Class A	3,100	25
Leggett & Platt, Inc.	16,200	281
Lennar Corp., Class A	12,190	144
Liz Claiborne, Inc.	8,600	27
M.D.C. Holdings, Inc.	4,403	155
M/I Homes, Inc. *	1,800	24
Maidenform Brands, Inc. *	5,000	69
Marine Products Corp.	405	2
Mattel, Inc.	34,300	603

5

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Meritage Homes Corp. *	1,000	21
Mohawk Industries, Inc. *	4,819	249
Movado Group, Inc.	3,300	47
Nautilus, Inc. *	4,125	9
Newell Rubbermaid, Inc.	23,900	308
NIKE, Inc., Class B	47,400	2,685
NVR, Inc. *	500	301
Oxford Industries, Inc.	2,500	34
Palm Harbor Homes, Inc. *	2,700	6
Perry Ellis International, Inc. *	2,500	19
Phillips-Van Heusen Corp.	5,600	198
Polaris Industries, Inc.	3,200	121
Polo Ralph Lauren Corp.	7,500	473
Pool Corp.	5,662	134
Pulte Homes, Inc.	20,244	230
Quiksilver, Inc. *	4,000	9
RC2 Corp. *	2,200	34
Russ Berrie & Co., Inc. *	3,000	16
Skechers U.S.A., Inc., Class A *	6,500	90
Skyline Corp.	2,600	63
Snap-on, Inc.	4,000	142
Standard Pacific Corp. *	4,800	16
Stanley Furniture Co., Inc.	5,200	57
Steven Madden Ltd. *	2,700	87
Sturm, Ruger & Co., Inc.	6,000	75
Tandy Brands Accessories, Inc.	1,000	2
Tempur-Pedic International, Inc.	8,000	119
The Black & Decker Corp.	7,100	267
The Boyds Collection Ltd. *	34	—
The Ryland Group, Inc.	3,700	74
The Stanley Works	6,600	265
The Timberland Co., Class A *	5,300	72
The Warnaco Group, Inc. *	2,500	91
Toll Brothers, Inc. *	13,700	268
Tupperware Brands Corp.	4,800	163
UniFirst Corp.	1,500	58
Uniroyal Technology Corp. (a)(d)*	1,100	—
Universal Electronics, Inc. *	5,200	110
VF Corp.	13,500	873
Whirlpool Corp.	6,849	391
Wolverine World Wide, Inc.	7,800	188

		15,372
Consumer Services 2.0%
Ambassadors Groups, Inc.	3,400	53
Ameristar Casinos, Inc.	6,400	120
Apollo Group, Inc., Class A *	14,550	1,005
Bally Technologies, Inc. *	6,000	217
Bob Evans Farms, Inc.	2,200	64
Boyd Gaming Corp. *	7,800	72
Brink’s Home Security Holdings, Inc. *	5,600	167
Brinker International, Inc.	10,350	172
Burger King Holdings, Inc.	13,800	235
Career Education Corp. *	8,614	197
Carnival Corp.	50,000	1,399
CEC Entertainment, Inc. *	2,025	59
Cedar Fair L.P.	5,300	62
Chipotle Mexican Grill, Inc., Class A *	2,600	244
Choice Hotels International, Inc.	6,800	189
Churchill Downs, Inc.	900	34
CKE Restaurants, Inc.	4,800	42
Coinstar, Inc. *	5,000	166
Corinthian Colleges, Inc. *	9,200	142
CPI Corp.	2,900	53
Cracker Barrel Old Country Store, Inc.	3,446	99
Darden Restaurants, Inc.	13,300	431
DeVry, Inc.	7,800	388
DineEquity, Inc.	3,000	74
Domino’s Pizza, Inc. *	5,100	42
Dover Downs Gaming & Entertainment, Inc.	4,899	27
Dover Motorsports, Inc.	1,400	2
Empire Resorts, Inc. *	3,000	6
Gaylord Entertainment Co. *	2,625	37
H&R Block, Inc.	26,300	439
Hillenbrand, Inc.	5,800	105
International Game Technology	29,100	575
International Speedway Corp., Class A	3,245	83
Interval Leisure Group, Inc. *	6,269	66
Isle of Capri Casinos, Inc. *	4,400	52
ITT Educational Services, Inc. *	6,000	584
Jack in the Box, Inc. *	8,400	177
Jackson Hewitt Tax Service, Inc.	3,000	18
Krispy Kreme Doughnuts, Inc. *	2,100	6
Landry’s Restaurants, Inc. *	1,800	16
Las Vegas Sands Corp. *	25,000	234
Learning Tree International, Inc. *	1,400	15
LIFE TIME FITNESS, Inc. *	2,500	64
Luby’s, Inc. *	1,400	6
Marriott International, Inc., Class A	37,538	809
Matthews International Corp., Class A	1,900	59
McDonald’s Corp.	110,300	6,073
MGM MIRAGE *	37,500	271
Monarch Casino & Resort, Inc. *	8,000	73
MTR Gaming Group, Inc. *	5,300	20
Multimedia Games, Inc. *	1,500	8
Nobel Learning Communities, Inc. *	500	6
O’Charley’s, Inc.	400	4
Orient-Express Hotels Ltd., Class A	1,600	14
P.F. Chang’s China Bistro, Inc. *	800	27
Panera Bread Co., Class A *	800	44
Papa John’s International, Inc. *	3,400	86
Peet’s Coffee & Tea, Inc. *	1,800	49
Penn National Gaming, Inc. *	6,800	216
Pinnacle Entertainment, Inc. *	6,800	68
Pre-Paid Legal Services, Inc. *	3,600	176
Regis Corp.	3,900	53
Royal Caribbean Cruises Ltd.	19,500	283
Ruby Tuesday, Inc. *	5,600	42

6

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Scientific Games Corp., Class A *	9,500	171
Service Corp. International	24,100	152
Shuffle Master, Inc. *	2,812	20
Sonic Corp. *	7,968	88
Sotheby’s	5,438	82
Speedway Motorsports, Inc.	4,800	77
Starbucks Corp. *	62,600	1,108
Starwood Hotels & Resorts Worldwide, Inc.	17,730	419
Stewart Enterprises, Inc., Class A	10,000	49
Strayer Education, Inc.	700	149
Texas Roadhouse, Inc., Class A *	5,900	66
The Cheesecake Factory, Inc. *	5,887	114
The Steak n Shake Co. *	1,580	16
Vail Resorts, Inc. *	3,800	109
Weight Watchers International, Inc.	8,700	243
Wendy’s/Arby’s Group, Inc., Class A	50,775	233
WMS Industries, Inc. *	8,250	298
Wyndham Worldwide Corp.	16,744	234
Wynn Resorts Ltd. *	9,000	461
Yum! Brands, Inc.	48,000	1,702

		22,410
Diversified Financials 6.2%
Advance America Cash Advance Centers, Inc.	12,500	69
Affiliated Managers Group, Inc. *	4,800	317
AllianceBernstein Holding L.P.	7,700	159
American Express Co.	105,150	2,979
AmeriCredit Corp. *	12,300	193
Ameriprise Financial, Inc.	21,030	585
Asset Acceptance Capital Corp. *	2,500	19
ASTA Funding, Inc.	6,000	38
Bank of America Corp.	741,956	10,974
Bank of New York Mellon Corp.	112,734	3,082
BGC Partners, Inc., Class A	28,300	129
Blackrock Inc	8,400	1,601
Calamos Asset Management, Inc., Class A	5,000	69
Capital One Financial Corp.	33,710	1,035
Cash America International, Inc.	6,500	174
CIT Group, Inc.	18,600	16
Citigroup, Inc.	490,086	1,554
CME Group, Inc.	6,330	1,765
Cohen & Steers, Inc.	5,400	99
CompuCredit Holdings Corp. *	8,400	25
Cowen Group, Inc. *	6,500	48
Credit Acceptance Corp. *	2,400	64
Discover Financial Services	45,150	536
Dollar Financial Corp. *	6,500	102
E*TRADE Financial Corp. *	34,335	51
Eaton Vance Corp.	11,600	332
Encore Capital Group, Inc. *	2,000	25
Evercore Partners, Inc., Class A	6,500	128
EZCORP, Inc., Class A *	8,500	108
FBR Capital Markets Corp. *	4,000	20
FCStone Group, Inc. *	2,500	14
Federated Investors, Inc., Class B	9,950	258
Financial Federal Corp.	3,700	75
Fortress Investment Group LLC, Class A *	40,000	160
Franklin Resources, Inc.	20,600	1,827
GAMCO Investors, Inc., Class A	3,200	146
GFI Group, Inc.	9,900	64
Greenhill & Co., Inc.	2,500	188
Interactive Brokers Group, Inc., Class A *	3,400	64
Intercontinentalexchange Inc *	5,100	480
Invesco Ltd.	35,000	691
Investment Technology Group, Inc. *	4,750	106
Janus Capital Group, Inc.	19,200	262
Jefferies Group, Inc. *	14,200	325
JPMorgan Chase & Co.	360,444	13,931
Knight Capital Group, Inc., Class A *	9,700	180
LaBranche & Co., Inc. *	6,900	26
Lazard Ltd., Class A	7,300	270
Legg Mason, Inc.	13,050	367
Leucadia National Corp. *	21,908	537
MarketAxess Holdings, Inc. *	4,000	42
MF Global Ltd. *	14,000	89
MicroFinancial, Inc.	1,900	6
Moody’s Corp.	26,600	631
Morgan Stanley	140,500	4,004
MSCI, Inc., Class A *	9,000	252
Nelnet, Inc., Class A *	7,500	107
NewStar Financial, Inc. *	2,000	5
Northern Trust Corp.	18,500	1,106
NYSE Euronext	22,500	606
Och-Ziff Capital Management Group, Class A	32,500	339
optionsXpress Holdings, Inc.	5,300	96
Penson Worldwide, Inc. *	8,000	93
PHH Corp. *	4,186	77
Piper Jaffray Cos., Inc. *	3,950	181
Portfolio Recovery Associates, Inc. *	2,000	92
Raymond James Financial, Inc.	10,350	212
Resource America, Inc., Class A	4,000	24
SEI Investments Co.	19,400	367
Siebert Financial Corp. *	2,900	6
SLM Corp. *	42,300	376
State Street Corp.	44,983	2,263
Stifel Financial Corp. *	3,000	150
SWS Group, Inc.	8,211	113
T. Rowe Price Group, Inc.	21,400	1,000
TD Ameritrade Holding Corp. *	52,400	971
Teton Advisors, Inc. (a)(d)*	48	—
The Blackstone Group L.P.	22,000	248
The Charles Schwab Corp. (c)	111,120	1,986
The First Marblehead Corp. *	7,500	14
The Goldman Sachs Group, Inc.	47,700	7,789
The NASDAQ OMX Group, Inc. *	17,100	361
The Student Loan Corp.	1,700	76

7

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

TradeStation Group, Inc. *	4,000	30
Virtus Investment Partners, Inc. *	475	8
W.P. Carey & Co., LLC	4,100	111
Waddell & Reed Financial, Inc., Class A	7,250	206
Westwood Holdings Group, Inc.	4,285	167
World Acceptance Corp. *	5,000	119

		70,590
Energy 11.3%
Abraxas Petroleum Corp. *	8,500	8
Adams Resources & Energy, Inc.	1,400	22
Alliance Holdings GP L.P.	4,000	85
Alliance Resource Partners L.P.	3,400	121
Alon USA Energy, Inc.	8,700	87
Alpha Natural Resources, Inc. *	5,200	173
Anadarko Petroleum Corp.	49,160	2,370
Apache Corp.	34,572	2,902
Apco Oil & Gas International, Inc.	800	22
Approach Resources, Inc. *	4,000	28
Arch Coal, Inc.	12,500	218
Arena Resources, Inc. *	3,000	98
Atlas America, Inc.	4,005	81
Atlas Energy Resources LLC	6,000	138
ATP Oil & Gas Corp. *	6,600	51
Atwood Oceanics, Inc. *	4,800	138
Baker Hughes, Inc.	28,300	1,146
Basic Energy Services, Inc. *	3,000	20
Berry Petroleum Co., Class A	4,000	95
Bill Barrett Corp. *	3,700	117
BJ Services Co.	28,600	406
Boardwalk Pipeline Partners L.P.	14,100	339
BP Prudhoe Bay Royalty Trust	2,200	150
Brigham Exploration Co. *	5,000	24
Bristow Group, Inc. *	6,800	225
Buckeye Partners L.P.	3,400	156
Cabot Oil & Gas Corp.	22,200	780
Cal Dive International, Inc. *	9,000	80
Callon Petroleum Co. *	5,000	8
Calumet Specialty Products Partners L.P.	5,000	88
Cameron International Corp. *	18,200	568
CARBO Ceramics, Inc.	1,900	79
Carrizo Oil & Gas, Inc. *	3,000	57
Cheniere Energy Partners L.P.	5,000	38
Chesapeake Energy Corp.	55,500	1,190
Chevron Corp.	208,339	14,473
Cimarex Energy Co.	8,008	287
Clayton Williams Energy, Inc. *	2,500	48
CNX Gas Corp. *	12,000	353
Complete Production Services, Inc. *	6,100	50
Comstock Resources, Inc. *	4,500	173
Concho Resources, Inc. *	6,400	196
ConocoPhillips	138,223	6,042
CONSOL Energy, Inc.	14,100	501
Continental Resources, Inc. *	15,000	507
CREDO Petroleum Corp. *	6,700	85
Cross Timbers Royalty Trust	1,500	37
Crosstex Energy L.P.	2,000	7
Crosstex Energy, Inc.	3,200	12
CVR Energy, Inc. *	6,900	59
Delek US Holdings, Inc.	7,000	60
Delta Petroleum Corp. *	8,600	17
Denbury Resources, Inc. *	19,600	325
Devon Energy Corp.	43,560	2,530
Diamond Offshore Drilling, Inc.	12,300	1,105
Dresser-Rand Group, Inc. *	9,000	262
Dril-Quip, Inc. *	3,100	131
Duncan Energy Partners L.P.	5,300	98
Eagle Rock Energy Partners L.P.	3,000	10
El Paso Corp.	61,587	620
El Paso Pipeline Partners L.P.	8,000	155
Enbridge Energy Management LLC *	1,656	73
Enbridge Energy Partners L.P.	7,100	331
Encore Acquisition Co. *	5,250	187
Energy Transfer Equity L.P.	23,000	672
Energy Transfer Partners L.P.	14,000	646
ENGlobal Corp. *	4,000	19
ENSCO International, Inc.	11,200	424
Enterprise GP Holdings L.P.	14,100	415
Enterprise Products Partners L.P.	41,500	1,166
EOG Resources, Inc.	22,800	1,688
EXCO Resources, Inc. *	3,000	41
Exterran Holdings, Inc. *	4,720	82
Exxon Mobil Corp.	513,466	36,143
FMC Technologies, Inc. *	9,182	399
Forest Oil Corp. *	9,450	159
Foundation Coal Holdings, Inc.	3,700	133
Frontier Oil Corp.	14,400	200
General Maritime Corp.	14,720	123
Geomet, Inc. *	4,000	5
Global Industries Ltd. *	14,400	98
Goodrich Petroleum Corp. *	3,500	90
Gulf Island Fabrication, Inc.	2,800	41
GulfMark Offshore, Inc. *	4,100	131
Gulfport Energy Corp. *	5,000	35
Halliburton Co.	81,200	1,794
Harvest Natural Resources, Inc. *	6,000	39
Helix Energy Solutions Group, Inc. *	8,564	90
Helmerich & Payne, Inc.	9,600	330
Hercules Offshore, Inc. *	7,400	35
Hess Corp.	28,200	1,557
Holly Corp.	8,000	170
Hornbeck Offshore Services, Inc. *	5,000	109
Houston American Energy Corp.	4,000	12
Hugoton Royalty Trust	4,846	63
Inergy L.P.	5,000	150
International Coal Group, Inc. *	12,800	40
ION Geophysical Corp. *	7,900	21
James River Coal Co. *	2,500	46
Key Energy Services, Inc. *	10,300	72
Kinder Morgan Energy Partners L.P.	25,000	1,327

8

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Kinder Morgan Management LLC *	4,717	222
Lufkin Industries, Inc.	3,500	159
Magellan Midstream Holdings L.P.	6,000	136
Magellan Midstream Partners L.P.	6,000	232
Marathon Oil Corp.	67,308	2,171
Mariner Energy, Inc. *	9,601	115
MarkWest Energy Partners L.P.	5,500	124
Massey Energy Co.	6,800	181
Matrix Service Co. *	8,000	81
McMoRan Exploration Co. *	4,500	29
Murphy Oil Corp.	18,500	1,077
Nabors Industries Ltd. *	23,634	402
NATCO Group, Inc., Class A *	6,200	224
National-Oilwell Varco, Inc. *	37,622	1,352
Natural Gas Services Group *	7,500	103
Natural Resource Partners L.P.	7,000	164
Newfield Exploration Co. *	10,600	417
Newpark Resources, Inc. *	11,500	30
Ngas Resources, Inc. *	4,000	8
Noble Corp.	25,200	853
Noble Energy, Inc.	14,218	869
NuStar Energy L.P.	4,900	276
NuStar GP Holdings LLC	4,000	104
Occidental Petroleum Corp.	84,120	6,001
Oceaneering International, Inc. *	5,200	265
Oil States International, Inc. *	3,600	98
ONEOK Partners L.P.	6,000	306
Overseas Shipholding Group, Inc.	3,700	127
OYO Geospace Corp. *	300	7
Panhandle Oil & Gas, Inc., Class A	2,000	50
Parallel Petroleum Corp. *	8,500	17
Parker Drilling Co. *	18,300	85
Patriot Coal Corp. *	6,700	56
Patterson-UTI Energy, Inc.	13,200	182
Peabody Energy Corp.	23,700	785
Penn Virginia Corp.	5,000	96
Penn Virginia GP Holdings L.P.	1,500	24
Penn Virginia Resource Partners L.P.	5,000	77
Petrohawk Energy Corp. *	21,600	524
Petroleum Development Corp. *	4,000	67
PetroQuest Energy, Inc. *	4,200	14
PHI, Inc. *	4,000	87
Pioneer Drilling Co. *	9,200	40
Pioneer Natural Resources Co.	10,133	289
Plains All American Pipeline L.P.	7,295	353
Plains Exploration & Production Co. *	9,765	280
Pride International, Inc. *	15,700	394
Quicksilver Resources, Inc. *	14,900	171
Range Resources Corp.	14,100	654
Rex Energy Corp. *	8,000	47
Rosetta Resources, Inc. *	6,600	68
Rowan Cos., Inc.	11,400	243
RPC, Inc.	11,475	94
SandRidge Energy, Inc. *	15,000	140
Schlumberger	132,000	7,062
SEACOR Holdings, Inc. *	1,250	99
Ship Finance International Ltd.	6,100	75
Smith International, Inc.	18,932	476
Southern Union Co.	12,874	250
Southwestern Energy Co. *	30,000	1,243
Spectra Energy Corp.	59,678	1,096
St. Mary Land & Exploration Co.	7,400	177
Stone Energy Corp. *	4,383	48
Sunoco Logistics Partners L.P.	2,000	118
Sunoco, Inc.	11,000	272
Superior Energy Services, Inc. *	9,900	164
Swift Energy Co. *	2,500	49
T-3 Energy Services, Inc. *	5,000	68
Targa Resources Partners L.P.	5,000	95
TC Pipelines L.P.	2,400	87
Teekay Corp.	6,000	107
Teekay LNG Partners L.P.	1,000	22
TEPPCO Partners L.P.	10,000	342
Tesoro Corp.	12,100	158
TETRA Technologies, Inc. *	5,300	41
The Williams Cos., Inc.	51,360	857
Tidewater, Inc.	7,700	347
Transocean Ltd. *	7,512	599
Trico Marine Services, Inc. *	5,000	22
Ultra Petroleum Corp. *	13,000	574
Union Drilling, Inc. *	2,500	18
Unit Corp. *	4,400	139
USEC, Inc. *	14,300	55
VAALCO Energy, Inc. *	9,000	40
Valero Energy Corp.	50,980	918
Verenium Corp. *	1,100	1
W&T Offshore, Inc.	7,500	80
Walter Energy, Inc.	4,900	242
Warren Resources, Inc. *	5,000	12
Western Refining, Inc. *	5,600	36
Westmoreland Coal Co. *	6,500	51
Whiting Petroleum Corp. *	3,400	156
Williams Partners L.P.	5,000	111
World Fuel Services Corp.	4,100	180
XTO Energy, Inc.	54,177	2,180

		129,044
Food & Staples Retailing 2.4%
Arden Group, Inc., Class A	600	76
BJ’s Wholesale Club, Inc. *	6,100	203
Casey’s General Stores, Inc.	5,100	140
Costco Wholesale Corp.	38,600	1,911
CVS Caremark Corp.	130,640	4,374
Ingles Markets, Inc., Class A	300	5
Nash Finch Co.	1,700	52
PriceSmart, Inc.	500	8
Rite Aid Corp. *	75,000	110
Ruddick Corp.	3,100	73
Safeway, Inc.	38,900	736
Spartan Stores, Inc.	500	7
SUPERVALU, Inc.	19,832	294
Sysco Corp.	53,636	1,274
The Andersons, Inc.	1,000	32

9

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

The Great Atlantic & Pacific Tea Co., Inc. *	2,705	16
The Kroger Co.	63,800	1,364
The Pantry, Inc. *	1,000	18
United Natural Foods, Inc. *	2,600	70
Wal-Mart Stores, Inc.	259,100	12,924
Walgreen Co.	90,400	2,807
Weis Markets, Inc.	1,700	56
Whole Foods Market, Inc. *	13,900	336
Winn-Dixie Stores, Inc. *	5,000	71

		26,957
Food, Beverage & Tobacco 5.1%
Alliance One International, Inc. *	10,800	45
Altria Group, Inc.	194,800	3,415
American Italian Pasta Co., Class A *	1,000	31
Archer-Daniels-Midland Co.	53,958	1,625
Bridgford Foods Corp. *	300	3
Brown-Forman Corp., Class B	12,390	545
Bunge Ltd.	8,000	560
Campbell Soup Co.	35,400	1,098
Chiquita Brands International, Inc. *	3,200	39
Coca-Cola Bottling Co.	400	23
Coca-Cola Enterprises, Inc.	44,000	827
ConAgra Foods, Inc.	43,293	850
Constellation Brands, Inc., Class A *	17,600	240
Corn Products International, Inc.	5,800	162
Dean Foods Co. *	16,113	341
Del Monte Foods Co.	16,031	155
Dr. Pepper Snapple Group, Inc. *	20,000	492
Flowers Foods, Inc.	7,158	169
Fresh Del Monte Produce, Inc. *	4,200	90
General Mills, Inc.	31,300	1,844
Green Mountain Coffee Roasters, Inc. *	4,050	285
Griffin Land & Nurseries, Inc.	300	9
H.J. Heinz Co.	27,900	1,073
Hansen Natural Corp. *	10,000	310
Hormel Foods Corp.	11,500	413
J & J Snack Foods Corp.	6,400	277
John B. Sanfilippo & Son, Inc. *	5,000	44
Kellogg Co.	34,400	1,634
Kraft Foods, Inc., Class A	147,513	4,181
Lancaster Colony Corp.	3,400	155
Lance, Inc.	2,900	74
Lorillard, Inc.	20,648	1,522
McCormick & Co., Inc.	11,300	364
Molson Coors Brewing Co., Class B	17,000	769
National Beverage Corp. *	4,500	48
PepsiAmericas, Inc.	13,200	354
PepsiCo, Inc.	159,800	9,069
Philip Morris International, Inc.	182,800	8,518
Ralcorp Holdings, Inc. *	6,700	426
Reynolds American, Inc.	22,664	986
Rocky Mountain Chocolate Factory, Inc.	2,427	20
Sanderson Farms, Inc.	1,750	71
Sara Lee Corp.	64,378	685
Smithfield Foods, Inc. *	13,300	180
Tasty Baking Co.	500	4
The Boston Beer Co., Inc., Class A *	2,500	78
The Coca-Cola Co.	210,200	10,476
The Hain Celestial Group, Inc. *	1,406	23
The Hershey Co.	19,400	775
The J.M. Smucker Co.	20,246	1,013
The Pepsi Bottling Group, Inc.	23,400	794
Tootsie Roll Industries, Inc.	2,611	63
TreeHouse Foods, Inc. *	1,722	56
Tyson Foods, Inc., Class A	30,340	347
Universal Corp.	4,800	183
Vector Group Ltd.	4,116	61
Zapata Corp. *	8,000	60

		57,954
Health Care Equipment & Services 4.4%
ABIOMED, Inc. *	800	6
Aetna, Inc.	59,200	1,597
Align Technology, Inc. *	8,700	95
Alliance HealthCare Services, Inc. *	1,800	9
Allscripts-Misys Healthcare Solutions, Inc.	6,400	110
Amedisys, Inc. *	3,334	149
America Service Group, Inc. *	3,550	61
American Medical Systems Holdings, Inc. *	7,800	119
AMERIGROUP Corp. *	4,300	106
AmerisourceBergen Corp.	41,296	814
AMN Healthcare Services, Inc. *	4,110	30
AmSurg Corp. *	2,300	47
Analogic Corp.	1,400	53
Aspect Medical Systems, Inc. *	3,700	23
athenahealth, Inc. *	1,000	37
Baxter International, Inc.	62,918	3,547
Beckman Coulter, Inc.	8,100	510
Becton Dickinson & Co.	24,300	1,583
BioScrip, Inc. *	2,172	13
Boston Scientific Corp. *	154,068	1,655
Brookdale Senior Living, Inc.	300	3
C.R. Bard, Inc.	11,000	809
Cantel Medical Corp. *	3,571	55
Cardinal Health, Inc.	36,160	1,204
Catalyst Health Solutions, Inc. *	1,900	49
Centene Corp. *	4,000	77
Cerner Corp. *	8,400	547
Chemed Corp.	3,900	172
Chindex International, Inc. *	3,300	43
CIGNA Corp.	38,400	1,091
Community Health Systems, Inc. *	7,100	201
CONMED Corp. *	4,200	74
CorVel Corp. *	2,850	70
Coventry Health Care, Inc. *	23,937	551

10

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Cross Country Healthcare, Inc. *	4,600	38
CryoLife, Inc. *	750	4
Cyberonics, Inc. *	1,200	20
DaVita, Inc. *	11,250	559
DENTSPLY International, Inc.	16,100	537
Eclipsys Corp. *	6,300	115
Edwards Lifesciences Corp. *	3,900	255
Express Scripts, Inc. *	25,200	1,765
Five Star Quality Care, Inc. *	135	—
Gen-Probe, Inc. *	6,400	238
Gentiva Health Services, Inc. *	3,250	69
Greatbatch, Inc. *	1,100	24
Haemonetics Corp. *	3,700	218
Hanger Orthopedic Group, Inc. *	5,400	74
Health Management Associates, Inc., Class A *	15,900	96
Health Net, Inc. *	9,100	123
Healthspring, Inc. *	4,600	58
HealthTronics, Inc. *	3,500	8
Healthways, Inc. *	3,100	46
Henry Schein, Inc. *	10,600	545
Hill-Rom Holdings, Inc.	5,800	99
Hlth Corp. *	21,926	322
Hologic, Inc. *	26,512	389
Home Diagnostics, Inc. *	2,500	17
Hospira, Inc. *	17,070	656
Humana, Inc. *	18,900	621
ICU Medical, Inc. *	550	21
IDEXX Laboratories, Inc. *	5,000	249
Immucor, Inc. *	6,795	113
IMS Health, Inc.	19,300	232
Integra LifeSciences Holdings *	1,100	35
Intuitive Surgical, Inc. *	5,050	1,148
Invacare Corp.	2,000	41
inVentiv Health, Inc. *	4,733	73
Inverness Medical Innovations, Inc. *	6,441	217
Kindred Healthcare, Inc. *	4,624	65
Kinetic Concepts, Inc. *	5,600	177
Laboratory Corp. of America Holdings *	12,800	860
Landauer, Inc.	1,100	74
LCA-Vision, Inc. *	2,500	14
LifePoint Hospitals, Inc. *	3,707	103
Lincare Holdings, Inc. *	7,100	186
Magellan Health Services, Inc. *	3,007	97
McKesson Corp.	28,500	1,458
MedCath Corp. *	1,500	18
Medco Health Solutions, Inc. *	50,066	2,646
Medical Action Industries, Inc. *	3,750	47
MEDNAX, Inc. *	6,000	278
Medtronic, Inc.	117,874	4,175
Meridian Bioscience, Inc.	11,250	248
Merit Medical Systems, Inc. *	2,222	41
Molina Healthcare, Inc. *	2,500	56
National Healthcare Corp.	600	22
Neogen Corp. *	937	27
NOVT Corp. *	400	1
Odyssey HealthCare, Inc. *	2,250	26
Omnicare, Inc.	13,000	310
OraSure Technologies, Inc. *	1,500	4
Owens & Minor, Inc.	2,000	89
Patterson Cos., Inc. *	10,600	269
PDI, Inc. *	2,900	15
PharMerica Corp. *	3,413	72
PSS World Medical, Inc. *	5,800	117
Psychiatric Solutions, Inc. *	4,400	119
Quest Diagnostics, Inc.	19,820	1,083
RehabCare Group, Inc. *	4,000	96
Res-Care, Inc. *	4,500	70
ResMed, Inc. *	7,000	287
RTI Biologics, Inc. *	1,700	8
SonoSite, Inc. *	1,600	38
St. Jude Medical, Inc. *	35,800	1,350
STERIS Corp.	6,100	171
Stryker Corp.	37,100	1,442
Sunrise Senior Living, Inc. *	3,400	8
Teleflex, Inc.	4,300	206
Tenet Healthcare Corp. *	36,650	145
The Cooper Cos., Inc.	2,781	76
Thoratec Corp. *	5,636	142
U.S. Physical Therapy, Inc. *	3,500	57
UnitedHealth Group, Inc.	123,580	3,468
Universal American Financial Corp. *	4,000	36
Universal Health Services, Inc., Class B	4,000	222
Utah Medical Products, Inc.	2,500	71
Varian Medical Systems, Inc. *	11,900	420
VCA Antech, Inc. *	7,900	202
WellCare Health Plans, Inc. *	3,200	71
WellPoint, Inc. *	57,723	3,039
West Pharmaceutical Services, Inc.	4,600	168
Wright Medical Group, Inc. *	4,200	58
Young Innovations, Inc.	2,000	51
Zimmer Holdings, Inc. *	23,300	1,086

		50,220
Household & Personal Products 2.4%
Alberto-Culver Co.	9,450	242
Avon Products, Inc.	39,000	1,263
Central Garden & Pet Co., Class A *	6,200	70
Chattem, Inc. *	1,200	75
Church & Dwight Co., Inc.	4,950	292
Colgate-Palmolive Co.	46,500	3,369
Energizer Holdings, Inc. *	6,333	406
Herbalife Ltd.	5,800	200
Inter Parfums, Inc.	1,013	10
Kimberly-Clark Corp.	40,639	2,375
Mead Johnson Nutrition Co., Class A	18,000	655
NBTY, Inc. *	5,400	196
Nu Skin Enterprises, Inc., Class A	6,500	117
Nutraceutical International Corp. *	5,000	62
Oil-Dri Corp. of America	500	8

11

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

The Clorox Co.	12,200	744
The Estee Lauder Cos., Inc., Class A	12,800	466
The Procter & Gamble Co.	298,215	16,554
USANA Health Sciences, Inc. *	3,500	117
WD-40 Co.	1,600	48

		27,269
Insurance 3.8%
21st Century Holding Co.	1,500	6
Aflac, Inc.	42,600	1,613
Alleghany Corp. *	232	63
Allied World Assurance Co. Holdings Ltd.	4,900	213
Ambac Financial Group, Inc.	7,750	6
American Financial Group, Inc.	10,750	262
American International Group, Inc.	5,596	74
American National Insurance Co.	1,300	103
American Physicians Capital, Inc.	3,750	167
AmTrust Financial Services, Inc.	7,500	92
Aon Corp.	25,500	1,006
Arch Capital Group Ltd. *	6,900	429
Argo Group International Holdings Ltd. *	1,556	52
Arthur J. Gallagher & Co.	6,800	156
Aspen Insurance Holdings Ltd.	7,000	174
Assurant, Inc.	11,500	293
Assured Guaranty Ltd.	12,000	168
Axis Capital Holdings Ltd.	12,200	347
Baldwin & Lyons, Inc., Class B	750	16
Berkshire Hathaway, Inc., Class A *	133	12,901
Brown & Brown, Inc.	14,000	268
Cincinnati Financial Corp.	13,450	325
Citizens, Inc. *	5,000	35
CNA Financial Corp.	23,900	407
CNA Surety Corp. *	4,700	74
Conseco, Inc. *	16,000	50
Crawford & Co., Class B *	1,600	8
Delphi Financial Group, Inc., Class A	6,772	161
Eastern Insurance Holdings, Inc.	2,500	24
EMC Insurance Group, Inc.	1,200	29
Employers Holdings, Inc.	4,200	58
Endurance Specialty Holdings Ltd.	5,000	167
Erie Indemnity Co., Class A	5,500	206
Everest Re Group Ltd.	5,900	473
FBL Financial Group, Inc., Class A	2,090	20
Fidelity National Financial, Inc., Class A	20,327	292
First American Corp.	7,800	230
Flagstone Reinsurance Holdings Ltd.	7,500	76
FPIC Insurance Group, Inc. *	400	14
Genworth Financial, Inc., Class A	37,500	259
Hanover Insurance Group, Inc.	4,900	193
Harleysville Group, Inc.	1,800	56
HCC Insurance Holdings, Inc.	10,950	275
Hilltop Holdings, Inc. *	3,726	45
Horace Mann Educators Corp.	4,300	49
Independence Holding Co.	2,700	18
Infinity Property & Casualty Corp.	2,500	104
IPC Holdings Ltd.	5,000	145
Lincoln National Corp.	21,926	465
Loews Corp.	39,645	1,190
Markel Corp. *	300	95
Marsh & McLennan Cos., Inc.	46,500	950
Max Capital Group Ltd.	5,500	110
MBIA, Inc. *	25,250	106
Mercury General Corp.	5,400	189
MetLife, Inc.	72,000	2,444
Montpelier Re Holdings Ltd.	8,100	127
National Financial Partners Corp.	2,500	19
National Western Life Insurance Co., Class A	300	40
NYMAGIC, Inc.	2,100	36
Odyssey Re Holdings Corp.	5,400	249
Old Republic International Corp.	20,437	211
OneBeacon Insurance Group Ltd., Class A	8,200	93
PartnerRe Ltd.	5,400	370
Platinum Underwriters Holdings Ltd.	4,500	152
PMA Capital Corp., Class A *	700	4
Presidential Life Corp.	1,000	9
Principal Financial Group, Inc.	28,400	673
ProAssurance Corp. *	1,670	85
Protective Life Corp.	5,500	82
Prudential Financial, Inc.	45,500	2,014
Reinsurance Group of America, Inc.	5,100	212
RenaissanceRe Holdings Ltd.	5,800	291
RLI Corp.	2,800	139
Safety Insurance Group, Inc.	1,000	32
Selective Insurance Group, Inc.	5,400	81
StanCorp Financial Group, Inc.	5,000	172
State Auto Financial Corp.	3,800	66
Stewart Information Services Corp.	1,400	19
The Allstate Corp.	58,874	1,584
The Chubb Corp.	33,094	1,528
The Hartford Financial Services Group, Inc.	29,400	485
The Navigators Group, Inc. *	1,500	74
The Phoenix Cos., Inc. *	9,500	21
The Progressive Corp. *	85,200	1,327
The Travelers Cos., Inc.	54,550	2,349
Torchmark Corp.	10,600	414
Tower Group, Inc.	4,000	100
Transatlantic Holdings, Inc.	6,437	305
United Fire & Casualty Co.	5,000	84
Unitrin, Inc.	5,600	74
Unum Group	29,914	561
Validus Holdings Ltd.	6,500	148
W. R. Berkley Corp.	22,950	533
Wesco Financial Corp.	200	61

12

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

White Mountains Insurance Group Ltd.	200	52
XL Capital Ltd., Class A	30,200	425
Zenith National Insurance Corp.	3,400	81

		43,133
Materials 3.7%
A. Schulman, Inc.	2,300	49
A.M. Castle & Co.	4,000	42
AEP Industries, Inc. *	1,900	61
Air Products & Chemicals, Inc.	17,700	1,320
Airgas, Inc.	7,500	334
AK Steel Holding Corp.	9,527	187
Albemarle Corp.	9,000	267
Alcoa, Inc.	81,664	960
Allegheny Technologies, Inc.	7,700	209
AptarGroup, Inc.	6,900	241
Arch Chemicals, Inc.	2,700	72
Ashland, Inc.	6,523	216
Ball Corp.	8,700	421
Bemis Co., Inc.	8,900	234
Brush Engineered Materials, Inc. *	4,000	85
Buckeye Technologies, Inc. *	7,700	49
Cabot Corp.	5,200	95
Calgon Carbon Corp. *	4,000	51
Carpenter Technology Corp.	5,000	93
Celanese Corp., Series A	12,500	321
Century Aluminum Co. *	3,100	26
CF Industries Holdings, Inc.	4,400	347
Clearwater Paper Corp. *	786	32
Cliffs Natural Resources, Inc.	13,300	364
Commercial Metals Co.	9,000	149
Compass Minerals International, Inc.	5,000	266
Crown Holdings, Inc. *	13,400	336
Cytec Industries, Inc.	3,600	90
Deltic Timber Corp.	700	31
Domtar Corp. *	3,250	62
E.I. du Pont de Nemours & Co.	81,695	2,527
Eagle Materials, Inc.	4,143	113
Eastman Chemical Co.	8,100	402
Ecolab, Inc.	21,500	892
Ferro Corp.	8,200	41
FMC Corp.	6,200	302
Freeport-McMoRan Copper & Gold, Inc.	36,622	2,208
Glatfelter	4,000	41
Goldcorp, Inc.	18,759	707
Greif, Inc., Class A	7,400	380
H.B. Fuller Co.	6,500	131
Hawkins, Inc.	1,900	36
Headwaters, Inc. *	7,500	23
Hecla Mining Co. *	17,000	54
Horsehead Holding Corp. *	4,000	43
Huntsman Corp.	21,500	132
Innophos Holdings, Inc.	6,500	122
International Flavors & Fragrances, Inc.	7,400	261
International Paper Co.	39,304	739
Intrepid Potash, Inc. *	6,500	164
Koppers Holdings, Inc.	2,500	70
Kronos Worldwide, Inc.	6,060	50
Landec Corp. *	6,500	41
Louisiana-Pacific Corp. *	8,300	35
Martin Marietta Materials, Inc.	4,200	361
Material Sciences Corp. *	8,000	11
MeadWestvaco Corp.	14,474	282
Minerals Technologies, Inc.	3,100	135
Mod-Pac Corp. *	500	1
Monsanto Co.	48,290	4,056
Myers Industries, Inc.	8,080	80
Nalco Holding Co.	13,600	241
Neenah Paper, Inc.	1,231	12
NewMarket Corp.	2,000	151
Newmont Mining Corp.	43,251	1,788
NL Industries, Inc.	7,800	53
Nucor Corp.	27,000	1,201
Olin Corp.	7,320	101
OM Group, Inc. *	2,400	81
Omnova Solutions, Inc. *	3,400	19
Owens-Illinois, Inc. *	13,700	465
Packaging Corp. of America	8,500	167
Pactiv Corp. *	12,400	312
Penford Corp.	5,200	34
PolyOne Corp. *	7,200	31
PPG Industries, Inc.	13,900	765
Praxair, Inc.	28,700	2,244
Reliance Steel & Aluminum Co.	8,500	287
Rock-Tenn Co., Class A	4,500	202
Rockwood Holdings, Inc. *	5,900	106
Royal Gold, Inc.	5,200	214
RPM International, Inc.	12,600	201
RTI International Metals, Inc. *	1,500	27
Schnitzer Steel Industries, Inc., Class A	1,650	89
Schweitzer-Mauduit International, Inc.	3,300	108
Sealed Air Corp.	14,500	267
Sensient Technologies Corp.	4,800	121
Sigma-Aldrich Corp.	12,600	639
Silgan Holdings, Inc.	5,800	292
Sonoco Products Co.	8,000	212
Southern Copper Corp.	78,400	2,020
Spartech Corp.	8,200	103
Steel Dynamics, Inc.	17,000	278
Stepan Co.	1,200	54
Stillwater Mining Co. *	11,233	75
Temple-Inland, Inc.	8,800	138
Terra Industries, Inc.	10,500	306
Terra Nitrogen Co., L.P.	3,000	333
Texas Industries, Inc.	1,000	46
The Dow Chemical Co.	94,266	1,996
The Lubrizol Corp.	5,400	313
The Mosaic Co.	40,500	2,112
The Scotts Miracle-Gro Co., Class A	5,600	219
The Valspar Corp.	8,400	213

13

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Titanium Metals Corp.	16,307	136
United States Steel Corp.	9,900	394
Valhi, Inc.	9,600	126
Vulcan Materials Co.	7,592	360
Wausau Paper Corp.	8,700	82
Westlake Chemical Corp.	5,100	127
Weyerhaeuser Co.	18,250	639
Worthington Industries, Inc.	7,200	95
Yamana Gold, Inc.	14,751	140
Zep, Inc.	6,600	106

		42,291
Media 2.8%
4Kids Entertainment, Inc. *	4,000	7
AH Belo Corp., Class A	1,880	4
Alloy, Inc. *	3,500	22
Arbitron, Inc.	2,120	34
Ascent Media Corp., Class A *	1,116	31
Belo Corp., Class A	9,400	27
Cablevision Systems Corp., Class A	21,100	432
Carmike Cinemas, Inc. *	2,500	24
CBS Corp., Class B	72,006	590
CKX, Inc. *	7,300	53
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	165
Comcast Corp., Class A	227,004	3,373
Comcast Corp., Special Class A	64,200	898
Crown Media Holdings, Inc., Class A *	6,000	12
Cumulus Media Inc., Class A *	4,351	3
Discovery Communications, Inc., Series A *	41,161	1,008
Discovery Communications, Inc., Series C *	11,161	250
DISH Network Corp., Class A *	37,700	639
DreamWorks Animation SKG, Inc., Class A *	8,200	258
Entercom Communications Corp., Class A	3,000	8
Gannett Co., Inc.	19,500	136
Harte-Hanks, Inc.	8,100	88
Interactive Data Corp.	20,700	471
John Wiley & Sons, Inc., Class A	6,300	201
Journal Communications, Inc., Class A	7,500	21
Lakes Entertainment, Inc. *	1,800	7
Lamar Advertising Co., Class A *	9,200	194
Liberty Global, Inc., Series A *	37,575	787
Liberty Media Corp. — Capital, Series A *	11,161	163
Liberty Media Corp. — Entertainment, Series A *	44,644	1,249
Live Nation, Inc. *	6,215	36
Martha Stewart Living Omnimedia, Inc., Class A *	3,900	13
Marvel Entertainment, Inc. *	11,700	463
Media General, Inc., Class A	2,000	9
Mediacom Communications Corp., Class A *	7,600	36
Meredith Corp.	3,800	101
Morningstar, Inc. *	3,200	142
News Corp., Class A	253,950	2,623
Omnicom Group, Inc.	33,600	1,142
Playboy Enterprises, Inc., Class B *	4,500	11
Regal Entertainment Group, Class A	12,100	151
Salem Communications Corp., Class A *	900	1
Scholastic Corp.	2,200	50
Scripps Networks Interactive, Class A	12,000	387
Sinclair Broadcast Group, Inc., Class A	7,300	14
The DIRECTV Group, Inc. *	101,476	2,628
The E.W. Scripps Co., Class A	4,000	16
The Interpublic Group of Cos., Inc. *	34,537	180
The McGraw-Hill Cos., Inc.	34,600	1,085
The New York Times Co., Class A	13,200	104
The Walt Disney Co.	185,410	4,657
The Washington Post Co., Class B	600	271
Time Warner Cable, Inc.	55,711	1,842
Time Warner, Inc.	122,350	3,262
Valassis Communications, Inc. *	3,700	42
Value Line, Inc.	300	10
Viacom, Inc., Class B *	56,606	1,311
Virgin Media, Inc.	15,000	157
Warner Music Group Corp. *	11,700	66
World Wrestling Entertainment, Inc., Class A	4,900	64
Xanadoo Co., Class A (d)*	63	16

		32,045
Pharmaceuticals, Biotechnology & Life Sciences 8.5%
Abbott Laboratories	159,905	7,194
Abraxis BioScience *	2,500	77
Accelrys, Inc. *	4,300	26
Acorda Therapeutics, Inc. *	5,000	126
Acura Pharmaceuticals, Inc. *	1,000	6
Adolor Corp. *	8,700	15
Affymax, Inc. *	2,900	55
Affymetrix, Inc. *	8,900	79
Albany Molecular Research, Inc. *	5,600	53
Alexion Pharmaceuticals, Inc. *	9,200	405
Alkermes, Inc. *	8,500	88
Allergan, Inc.	31,968	1,708
Allos Therapeutics, Inc. *	6,000	48
Alnylam Pharmaceuticals, Inc. *	7,400	172
AMAG Pharmaceuticals, Inc. *	3,000	136
Amgen, Inc. *	106,268	6,622
Amicus Therapeutics, Inc. *	500	6
Amylin Pharmaceuticals, Inc. *	15,400	227
Arena Pharmaceuticals, Inc. *	800	4
ArQule, Inc. *	8,800	54

14

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Auxilium Pharmaceuticals, Inc. *	5,000	155
Bio-Rad Laboratories, Inc., Class A *	3,000	232
BioCryst Pharmaceuticals, Inc. *	1,400	13
Biogen Idec, Inc. *	31,125	1,480
BioMarin Pharmaceutical, Inc. *	10,300	169
Bristol-Myers Squibb Co.	204,450	4,445
Bruker Corp. *	14,600	147
Caliper Life Sciences, Inc. *	700	1
Cambrex Corp. *	8,900	41
Caraco Pharmaceutical Laboratories Ltd. *	2,000	6
Celera Corp. *	9,600	58
Celgene Corp. *	47,791	2,722
Cephalon, Inc. *	9,000	528
Cepheid, Inc. *	5,000	53
Charles River Laboratories International, Inc. *	6,416	212
Clinical Data, Inc. *	175	3
Covance, Inc. *	5,800	320
Cubist Pharmaceuticals, Inc. *	8,900	177
Cypress Bioscience, Inc. *	4,000	35
Dendreon Corp. *	11,900	288
Dionex Corp. *	5,200	343
Durect Corp. *	2,000	5
Dyax Corp. *	2,000	8
Eli Lilly & Co.	106,400	3,712
Emergent Biosolutions, Inc. *	4,000	57
Endo Pharmaceuticals Holdings, Inc. *	10,500	221
Enzo Biochem, Inc. *	5,781	29
Enzon Pharmaceuticals, Inc. *	8,900	72
eResearch Technology, Inc. *	5,625	31
Exelixis, Inc. *	7,300	39
Facet Biotech Corp. *	1,900	17
Forest Laboratories, Inc. *	31,300	808
Genomic Health, Inc. *	5,000	84
Genzyme Corp. *	28,132	1,460
Geron Corp. *	8,000	64
Gilead Sciences, Inc. *	94,640	4,631
GTx, Inc. *	3,000	32
Halozyme Therapeutics, Inc. *	6,000	42
Harvard Bioscience, Inc. *	500	2
Human Genome Sciences, Inc. *	5,100	73
Illumina, Inc. *	12,200	441
ImmunoGen, Inc. *	1,500	13
Incyte Corp. *	2,600	13
Inspire Pharmaceuticals, Inc. *	1,300	6
InterMune, Inc. *	1,100	17
Isis Pharmaceuticals, Inc. *	10,300	188
Johnson & Johnson	287,370	17,498
Kendle International, Inc. *	2,700	32
King Pharmaceuticals, Inc. *	25,616	232
Lexicon Pharmaceuticals, Inc. *	6,900	9
Life Technologies Corp. *	17,862	813
Ligand Pharmaceuticals, Inc., Class B *	2,689	8
Luminex Corp. *	7,800	138
MannKind Corp. *	3,000	24
MAP Pharmaceuticals, Inc. *	500	5
Martek Biosciences Corp. *	3,000	70
Matrixx Initiatives, Inc. *	2,700	15
Maxygen, Inc. *	6,500	52
Medarex, Inc. *	15,600	248
Medicis Pharmaceutical Corp., Class A	5,900	101
Medivation, Inc. *	5,000	124
Merck & Co., Inc.	219,652	6,592
Mettler-Toledo International, Inc. *	3,200	269
Millipore Corp. *	5,100	355
Momenta Pharmaceuticals, Inc. *	4,000	43
Mylan, Inc. *	28,500	376
Myriad Genetics, Inc. *	14,800	406
Myriad Pharmaceuticals, Inc. *	3,700	18
Nabi Biopharmaceuticals *	2,800	7
Nektar Therapeutics *	8,400	59
Neurocrine Biosciences, Inc. *	1,400	4
Noven Pharmaceuticals, Inc. *	5,800	96
NPS Pharmacuticals, Inc. *	1,000	4
Onyx Pharmaceuticals, Inc. *	4,500	162
OSI Pharmaceuticals, Inc. *	4,998	169
Pain Therapeutics, Inc. *	7,400	33
Par Pharmaceutical Cos., Inc. *	5,900	96
PAREXEL International Corp. *	4,800	74
PDL BioPharma, Inc.	9,500	78
PerkinElmer, Inc.	11,477	202
Perrigo Co.	7,300	198
Pfizer, Inc.	700,492	11,159
Pharmaceutical Product Development, Inc.	10,000	208
POZEN, Inc. *	1,300	10
Regeneron Pharmaceuticals, Inc. *	9,200	197
Salix Pharmaceuticals Ltd. *	4,000	49
Sangamo BioSciences, Inc. *	1,200	7
Savient Pharmaceuticals, Inc. *	2,300	36
Schering-Plough Corp.	168,750	4,474
Seattle Genetics, Inc. *	5,000	60
Sepracor, Inc. *	9,100	158
Sucampo Pharmaceuticals, Inc., Class A *	1,500	10
SuperGen, Inc. *	900	2
Synta Pharmaceuticals Corp. *	4,000	10
Techne Corp.	3,800	242
Teva Pharmaceutical Industries Ltd. ADR	5,507	294
The Medicines Co. *	8,300	67
Theravance, Inc. *	5,700	86
Thermo Fisher Scientific, Inc. *	43,602	1,974
United Therapeutics Corp. *	3,000	278
Valeant Pharmaceuticals International *	7,900	204
Varian, Inc. *	5,800	294
Vertex Pharmaceuticals, Inc. *	18,644	671
Vical, Inc. *	1,600	6
ViroPharma, Inc. *	10,000	74

15

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

VIVUS, Inc. *	4,000	30
Warner Chilcott Ltd., Class A *	24,500	370
Waters Corp. *	8,700	437
Watson Pharmaceuticals, Inc. *	10,732	373
Wyeth	139,400	6,489
XenoPort, Inc. *	2,500	51
ZymoGenetics, Inc. *	2,000	11

		97,535
Real Estate 1.7%
Acadia Realty Trust	3,000	41
Alexander’s, Inc.	700	193
Alexandria Real Estate Equities, Inc.	5,500	210
AMB Property Corp.	15,200	301
American Campus Communities, Inc.	4,500	103
American Realty Investors, Inc. *	1,537	19
Annaly Capital Management, Inc.	56,600	954
Anthracite Capital, Inc.	4,900	3
Anworth Mortgage Asset Corp.	9,000	68
Apartment Investment & Management Co., Class A	10,711	100
AvalonBay Communities, Inc.	8,892	518
Avatar Holdings, Inc. *	2,500	54
BioMed Realty Trust, Inc.	10,000	117
Boston Properties, Inc.	13,400	709
Brandywine Realty Trust	11,863	97
BRE Properties, Inc.	5,000	119
Brookfield Properties Corp.	35,200	333
Camden Property Trust	7,800	230
Capstead Mortgage Corp.	6,240	83
CB Richard Ellis Group, Inc., Class A *	24,500	267
CBL & Associates Properties, Inc.	13,485	80
Chimera Investment Corp.	62,900	225
Colonial Properties Trust	2,567	20
Consolidated-Tomoka Land Co.	900	34
Corporate Office Properties Trust	6,500	220
Cousins Properties, Inc.	5,286	46
DCT Industrial Trust, Inc.	20,300	93
Developers Diversified Realty Corp.	14,284	80
DiamondRock Hospitality Co.	9,500	64
Digital Realty Trust, Inc.	7,000	284
Douglas Emmett, Inc.	12,000	122
Duke Realty Corp.	23,290	221
EastGroup Properties, Inc.	3,900	135
Entertainment Properties Trust	2,200	60
Equity Lifestyle Properties, Inc.	3,000	125
Equity One, Inc.	6,600	99
Equity Residential	28,500	684
Essex Property Trust, Inc.	3,600	234
Extra Space Storage, Inc.	7,500	66
Federal Realty Investment Trust	5,200	297
FelCor Lodging Trust, Inc.	5,700	13
First Industrial Realty Trust, Inc.	2,600	11
Forest City Enterprises, Inc., Class A	15,400	110
Forestar Group, Inc. *	2,933	38
Franklin Street Properties Corp.	6,500	93
Getty Realty Corp.	2,000	45
Glimcher Realty Trust	3,800	13
Gramercy Capital Corp. *	1,028	1
Hatteras Financial Corp.	4,000	113
HCP, Inc.	28,348	730
Health Care REIT, Inc.	12,700	509
Healthcare Realty Trust, Inc.	4,900	95
Highwoods Properties, Inc.	8,600	220
Home Properties, Inc.	2,500	89
Hospitality Properties Trust	11,600	183
Host Hotels & Resorts, Inc.	61,954	563
HRPT Properties Trust	23,400	113
Inland Real Estate Corp.	5,500	41
Investors Real Estate Trust	5,000	47
iStar Financial, Inc. *	9,390	23
Jones Lang LaSalle, Inc.	5,300	201
Kilroy Realty Corp.	4,800	113
Kimco Realty Corp.	39,095	385
LaSalle Hotel Properties	6,600	98
Lexington Realty Trust	3,264	14
Liberty Property Trust	11,300	314
LTC Properties, Inc.	2,800	68
Mack-Cali Realty Corp.	8,900	248
Maguire Properties, Inc. *	3,000	2
Maui Land & Pineapple Co., Inc. *	800	6
Medical Properties Trust, Inc.	8,300	58
MFA Financial, Inc.	20,500	152
Mid-America Apartment Communities, Inc.	2,500	99
National Health Investors, Inc.	3,100	97
National Retail Properties, Inc.	7,320	144
Nationwide Health Properties, Inc.	11,100	322
New Century Financial Corp. (a)(d)*	3,600	—
OMEGA Healthcare Investors, Inc.	9,784	163
Parkway Properties, Inc.	500	7
Pennsylvania Real Estate Investment Trust	2,500	13
Plum Creek Timber Co., Inc.	18,047	564
PMC Commercial Trust	1,500	10
Post Properties, Inc.	5,200	74
Potlatch Corp.	2,753	81
ProLogis	45,954	404
PS Business Parks, Inc.	3,000	155
Public Storage	14,590	1,059
RAIT Financial Trust	3,300	4
Ramco-Gershenson Properties Trust	1,400	13
Rayonier, Inc.	7,388	288
Realty Income Corp.	11,600	274
Redwood Trust, Inc.	8,500	138
Regency Centers Corp.	8,700	279
Reis, Inc. *	1,400	7
Saul Centers, Inc.	2,100	71
Senior Housing Properties Trust	11,450	214
SL Green Realty Corp.	7,750	200

16

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Sovran Self Storage, Inc.	800	22
Sun Communities, Inc.	3,000	46
Tanger Factory Outlet Centers, Inc.	4,600	163
Taubman Centers, Inc.	4,100	109
Tejon Ranch Co. *	674	18
The Macerich Co.	8,339	164
The St. Joe Co. *	9,300	262
UDR, Inc.	15,861	166
UMH Properties, Inc.	1,600	14
Universal Health Realty Income Trust	900	31
Urstadt Biddle Properties	500	7
Urstadt Biddle Properties, Class A	1,000	15
Ventas, Inc.	16,300	575
Vornado Realty Trust	16,476	841
Walter Investment Management Corp. *	1,789	24
Washington Real Estate Investment Trust	6,100	156
Weingarten Realty Investors	11,475	177

		19,887
Retailing 3.3%
99 Cents Only Stores *	3,066	45
Aaron’s, Inc.	6,250	172
Abercrombie & Fitch Co., Class A	8,800	252
Advance Auto Parts, Inc.	9,540	441
Aeropostale, Inc. *	6,600	240
Amazon.com, Inc. *	41,700	3,576
America’s Car-Mart, Inc. *	3,750	82
American Eagle Outfitters, Inc.	18,150	261
AnnTaylor Stores Corp. *	9,825	119
Asbury Automotive Group, Inc.	4,100	57
Audiovox Corp., Class A *	1,600	13
AutoNation, Inc. *	21,600	447
AutoZone, Inc. *	6,100	937
Barnes & Noble, Inc.	7,400	170
Bed Bath & Beyond, Inc. *	23,700	824
Best Buy Co., Inc.	39,225	1,466
Big Lots, Inc. *	11,100	256
Blockbuster, Inc., Class A *	15,300	11
Brown Shoe Co., Inc.	6,675	52
Cabela’s, Inc. *	3,500	57
CarMax, Inc. *	17,046	275
Charlotte Russe Holding, Inc. *	2,500	37
Charming Shoppes, Inc. *	10,200	49
Chico’s FAS, Inc. *	13,300	152
Christopher & Banks Corp.	2,900	23
Coldwater Creek, Inc. *	8,502	62
Collective Brands, Inc. *	5,906	94
Destination Maternity Corp. *	2,500	57
Dick’s Sporting Goods, Inc. *	11,000	218
Dillard’s, Inc., Class A	5,500	58
Dollar Tree, Inc. *	8,650	399
DSW, Inc., Class A *	3,500	47
Duckwall-ALCO Stores, Inc. *	1,800	31
Expedia, Inc. *	31,345	649
Family Dollar Stores, Inc.	12,700	399
Foot Locker, Inc.	14,100	156
GameStop Corp., Class A *	12,048	264
Genesco, Inc. *	4,300	93
Genuine Parts Co.	13,500	478
Group 1 Automotive, Inc.	1,400	41
Guess?, Inc.	7,900	230
Hibbett Sports, Inc. *	3,543	65
Home Depot, Inc.	151,070	3,919
HSN, Inc. *	6,269	63
J. Crew Group, Inc. *	5,500	155
J.C. Penney Co., Inc.	27,400	826
Kohl’s Corp. *	28,300	1,374
Liberty Media Corp. — Interactive Class A *	55,809	372
Limited Brands, Inc.	31,520	408
Lithia Motors, Inc., Class A	700	8
Lowe’s Cos., Inc.	130,500	2,931
Macy’s, Inc.	42,952	597
MarineMax, Inc. *	800	5
Midas, Inc. *	6,800	67
Monro Muffler Brake, Inc.	1,575	42
Netflix, Inc. *	6,000	264
Nordstrom, Inc.	20,600	545
O’Reilly Automotive, Inc. *	11,899	484
Office Depot, Inc. *	26,000	118
OfficeMax, Inc.	6,400	60
Pacific Sunwear of California, Inc. *	7,475	25
Penske Automotive Group, Inc.	2,000	41
PetSmart, Inc.	11,100	248
Pomeroy IT Solutions, Inc. *	2,100	13
Priceline.com, Inc. *	3,983	516
RadioShack Corp.	10,700	166
Rent-A-Center, Inc. *	7,750	161
Retail Ventures, Inc. *	5,000	17
REX Stores Corp. *	1,875	21
Ross Stores, Inc.	13,400	591
Saks, Inc. *	10,800	55
Sally Beauty Holdings, Inc. *	6,950	48
Sears Holdings Corp. *	12,885	855
Shoe Carnival, Inc. *	1,200	15
Sonic Automotive, Inc., Class A	1,400	17
Stage Stores, Inc.	2,700	34
Staples, Inc.	61,800	1,299
Stein Mart, Inc. *	3,800	42
Systemax, Inc. *	2,500	33
Target Corp.	69,800	3,045
The Buckle, Inc.	7,875	244
The Cato Corp., Class A	4,300	85
The Children’s Place Retail Stores, Inc. *	1,800	59
The Dress Barn, Inc. *	6,000	93
The Finish Line, Inc., Class A	5,061	44
The Gap, Inc.	73,900	1,206
The Gymboree Corp. *	2,500	99
The Men’s Wearhouse, Inc.	3,600	78
The Pep Boys — Manny, Moe & Jack	5,000	50

17

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

The Sherwin-Williams Co.	13,000	751
The Talbots, Inc.	5,700	29
The TJX Cos., Inc.	40,400	1,464
The Wet Seal, Inc., Class A *	6,000	20
Ticketmaster Entertainment, Inc. *	6,269	51
Tiffany & Co.	11,500	343
Tractor Supply Co. *	4,000	192
Trans World Entertainment Corp. *	1,500	2
TravelCenters of America LLC *	600	1
Tuesday Morning Corp. *	2,500	12
Tween Brands, Inc. *	1,742	13
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,000	45
Urban Outfitters, Inc. *	12,800	308
West Marine, Inc. *	2,500	22
Williams-Sonoma, Inc.	9,200	129
Winmark Corp. *	1,200	21
Zale Corp. *	5,020	30

		38,226
Semiconductors & Semiconductor Equipment 2.7%
Actel Corp. *	1,100	12
Advanced Energy Industries, Inc. *	3,900	47
Advanced Micro Devices, Inc. *	55,200	202
Altera Corp.	30,400	568
Amkor Technology, Inc. *	14,400	90
ANADIGICS, Inc. *	1,150	5
Analog Devices, Inc.	30,200	827
Applied Materials, Inc.	139,098	1,920
Atmel Corp. *	37,900	158
ATMI, Inc. *	1,400	25
Broadcom Corp., Class A *	46,700	1,318
Brooks Automation, Inc. *	5,585	33
Cabot Microelectronics Corp. *	660	22
CEVA, Inc. *	433	4
Cirrus Logic, Inc. *	3,800	20
Cohu, Inc.	1,100	13
Cree, Inc. *	9,000	289
CSR plc *	2,593	18
Cymer, Inc. *	4,200	144
Cypress Semiconductor Corp. *	13,500	143
Diodes, Inc. *	6,412	118
DSP Group, Inc. *	3,300	29
Entegris, Inc. *	14,299	53
Exar Corp. *	3,834	27
Fairchild Semiconductor International, Inc. *	8,600	76
FEI Co. *	1,500	37
FormFactor, Inc. *	5,500	127
Integrated Device Technology, Inc. *	16,120	109
Integrated Silicon Solution, Inc. *	3,038	10
Intel Corp.	578,832	11,143
International Rectifier Corp. *	6,600	109
Intersil Corp., Class A	12,364	178
IXYS Corp.	900	7
KLA-Tencor Corp.	17,500	558
Kopin Corp. *	2,500	10
Kulicke & Soffa Industries, Inc. *	4,400	26
Lam Research Corp. *	13,600	409
Lattice Semiconductor Corp. *	4,600	10
Linear Technology Corp.	25,000	672
LSI Corp. *	62,387	323
Marvell Technology Group Ltd. *	54,400	726
Maxim Integrated Products, Inc.	30,000	532
MEMC Electronic Materials, Inc. *	21,300	375
Micrel, Inc.	6,800	53
Microchip Technology, Inc.	18,975	511
Micron Technology, Inc. *	87,199	557
Microsemi Corp. *	7,652	104
MIPS Technologies, Inc. *	1,100	4
MKS Instruments, Inc. *	4,300	83
MoSys, Inc. *	1,200	2
Nanometrics, Inc. *	300	1
National Semiconductor Corp.	29,200	440
Novellus Systems, Inc. *	11,171	219
NVIDIA Corp. *	56,500	731
OmniVision Technologies, Inc. *	4,800	63
ON Semiconductor Corp. *	43,665	319
Pericom Semiconductor Corp. *	600	6
Photronics, Inc. *	9,400	48
PLX Technology, Inc. *	1,300	5
PMC-Sierra, Inc. *	22,800	209
Rambus, Inc. *	10,700	181
RF Micro Devices, Inc. *	25,020	130
Rudolph Technologies, Inc. *	1,318	11
Semitool, Inc. *	4,300	25
Semtech Corp. *	6,000	110
Silicon Image, Inc. *	6,500	16
Silicon Laboratories, Inc. *	5,000	214
Silicon Storage Technology, Inc. *	7,000	13
Skyworks Solutions, Inc. *	17,189	208
Standard Microsystems Corp. *	3,600	84
Supertex, Inc. *	1,400	32
Techwell, Inc. *	2,500	24
Teradyne, Inc. *	15,559	123
Tessera Technologies, Inc. *	3,000	84
Texas Instruments, Inc.	143,397	3,449
Trident Microsystems, Inc. *	5,000	8
TriQuint Semiconductor, Inc. *	5,310	38
Ultratech, Inc. *	1,300	15
Varian Semiconductor Equipment Associates, Inc. *	7,875	252
Veeco Instruments, Inc. *	3,500	66
Virage Logic Corp. *	1,400	7
Xilinx, Inc.	27,600	599
Zoran Corp. *	4,261	49

		30,615
Software & Services 7.5%
Accenture Ltd., Class A	72,000	2,525
ACI Worldwide, Inc. *	5,200	78
Activision Blizzard, Inc. *	119,732	1,371
Actuate Corp. *	5,862	31
Acxiom Corp.	13,300	128
Adobe Systems, Inc. *	49,210	1,595

18

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Advent Software, Inc. *	4,100	149
Affiliated Computer Services, Inc., Class A *	9,900	469
Akamai Technologies, Inc. *	12,138	200
Alliance Data Systems Corp. *	6,600	337
ANSYS, Inc. *	8,786	275
Ariba, Inc. *	11,570	122
Autodesk, Inc. *	16,800	366
Automatic Data Processing, Inc.	48,100	1,792
Blackbaud, Inc.	3,000	56
BMC Software, Inc. *	29,000	987
Bottomline Technologies, Inc. *	5,000	51
Broadridge Financial Solutions, Inc.	12,025	208
CA, Inc.	47,508	1,004
CACI International, Inc., Class A *	2,100	97
Cadence Design Systems, Inc. *	22,600	133
Chordiant Software, Inc. *	440	2
CIBER, Inc. *	7,300	24
Citrix Systems, Inc. *	20,000	712
Cognizant Technology Solutions Corp., Class A *	21,200	627
Computer Sciences Corp. *	16,238	782
Compuware Corp. *	27,900	205
Convergys Corp. *	10,500	112
CSG Systems International, Inc. *	5,400	90
CyberSource Corp. *	5,457	95
DealerTrack Holdings, Inc. *	3,100	61
Digimarc Corp. *	2,142	30
Digital River, Inc. *	2,100	74
DST Systems, Inc. *	8,100	359
Dynamics Research Corp. *	1,200	15
EarthLink, Inc. *	17,050	144
eBay, Inc. *	116,348	2,472
Edgewater Technology, Inc. *	767	2
Electronic Arts, Inc. *	25,200	541
eLoyalty Corp. *	190	2
Epicor Software Corp. *	4,000	24
EPIQ Systems, Inc. *	825	13
Equinix, Inc. *	2,565	210
Euronet Worldwide, Inc. *	2,500	53
Exlservice Holdings, Inc. *	5,000	65
FactSet Research Systems, Inc.	3,750	213
Fair Isaac Corp.	7,744	149
FalconStor Software, Inc. *	1,200	6
Fidelity National Information Services, Inc.	16,314	382
Fiserv, Inc. *	15,300	725
Forrester Research, Inc. *	4,100	93
Gartner, Inc. *	10,300	176
Genpact Ltd. *	15,000	210
Global Payments, Inc.	6,240	264
Google, Inc., Class A *	27,850	12,339
GSE Systems, Inc. *	424	3
Hackett Group, Inc. *	1,700	5
Hewitt Associates, Inc., Class A *	9,425	282
IAC/InterActiveCorp *	15,672	289
iGATE Corp.	9,600	70
infoGROUP, Inc. *	4,800	29
Informatica Corp. *	6,700	123
InfoSpace, Inc. *	3,872	28
Interactive Intelligence, Inc. *	4,000	65
Internet Capital Group, Inc. *	350	3
Intuit, Inc. *	33,430	993
j2 Global Communications, Inc. *	4,000	96
Jack Henry & Associates, Inc.	6,300	135
JDA Software Group, Inc. *	4,500	93
Lawson Software, Inc. *	14,500	86
Lender Processing Services, Inc.	8,157	279
LookSmart, Ltd. *	480	1
Magma Design Automation, Inc. *	7,200	11
Manhattan Associates, Inc. *	4,300	80
ManTech International Corp., Class A *	5,000	266
Mastech Holdings, Inc. *	640	2
MasterCard, Inc., Class A	12,000	2,328
MAXIMUS, Inc.	4,200	179
McAfee, Inc. *	14,445	644
Mentor Graphics Corp. *	8,200	57
Metavante Technologies, Inc. *	7,550	233
MICROS Systems, Inc. *	22,000	603
Microsoft Corp.	830,850	19,542
MicroStrategy, Inc., Class A *	856	52
ModusLink Global Solutions, Inc. *	3,950	28
MoneyGram International, Inc. *	7,500	17
Move, Inc. *	5,020	13
MSC.Software Corp. *	1,800	13
NetScout Systems, Inc. *	7,300	73
NeuStar, Inc., Class A *	6,300	143
Novell, Inc. *	25,600	117
Nuance Communications, Inc. *	1,974	26
NYFIX, Inc. *	750	1
Omniture, Inc. *	5,000	68
Open Text Corp. *	491	19
Openwave Systems, Inc. *	7,771	20
OPNET Technologies, Inc.	3,600	34
Oracle Corp.	425,449	9,415
Parametric Technology Corp. *	8,680	112
Paychex, Inc.	32,400	859
Perot Systems Corp., Class A *	9,100	145
Phoenix Technologies Ltd. *	4,100	14
PLATO Learning, Inc. *	1,433	6
Progress Software Corp. *	4,200	95
Quality Systems, Inc.	2,000	110
Quest Software, Inc. *	7,700	113
Radiant Systems, Inc. *	3,800	38
RealNetworks, Inc. *	18,900	55
Red Hat, Inc. *	14,600	333
Renaissance Learning, Inc.	2,100	20
Rovi Corp. *	12,812	335
S1 Corp. *	12,930	92
Saba Software, Inc. *	3,849	15
SAIC, Inc. *	9,500	172
Salesforce Com Inc *	8,500	368
Sapient Corp. *	9,100	61
SAVVIS, Inc. *	4,000	58

19

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Solera Holdings, Inc. *	5,000	135
SonicWALL, Inc. *	7,400	56
SourceForge, Inc. *	4,527	5
SPSS, Inc. *	3,200	158
SRA International, Inc., Class A *	5,000	99
StarTek, Inc. *	3,900	37
Support.com, Inc. *	11,600	29
Sybase, Inc. *	19,036	681
Symantec Corp. *	93,673	1,399
Symyx Technologies, Inc. *	3,800	26
Synopsys, Inc. *	13,684	273
Syntel, Inc.	2,500	99
Take-Two Interactive Software, Inc. *	6,000	57
TeleCommunication Systems, Inc., Class A *	1,300	11
TeleTech Holdings, Inc. *	5,000	84
THQ, Inc. *	5,425	36
TIBCO Software, Inc. *	16,000	140
TiVo, Inc. *	4,500	46
Total System Services, Inc.	28,204	414
United Online, Inc.	8,650	79
ValueClick, Inc. *	8,500	98
VeriFone Holdings, Inc. *	6,600	59
VeriSign, Inc. *	20,875	427
Visa, Inc., Class A	62,000	4,059
VMware, Inc., Class A *	38,000	1,225
Web.com Group, Inc. *	223	1
WebMD Health Corp., Class A *	5,600	187
Websense, Inc. *	7,500	111
Western Union Co.	65,932	1,152
Yahoo!, Inc. *	125,144	1,792

		85,785
Technology Hardware & Equipment 8.0%
3Com Corp. *	17,900	67
Adaptec, Inc. *	5,700	15
ADC Telecommunications, Inc. *	9,431	69
ADTRAN, Inc.	7,000	169
Agilent Technologies, Inc. *	39,317	913
Agilysys, Inc.	1,360	6
Amphenol Corp., Class A	17,600	587
Anaren, Inc. *	3,300	59
Anixter International, Inc. *	3,300	113
Apple Computer, Inc. *	93,000	15,195
Arris Group, Inc. *	8,775	107
Arrow Electronics, Inc. *	12,000	309
Avid Technology, Inc. *	3,756	46
Avnet, Inc. *	15,788	385
Avocent Corp. *	3,963	61
AVX Corp.	14,000	154
Benchmark Electronics, Inc. *	4,830	76
Black Box Corp.	1,700	47
Blue Coat Systems, Inc. *	680	13
Brightpoint, Inc. *	4,454	26
Brocade Communications Systems, Inc. *	40,535	319
Checkpoint Systems, Inc. *	4,600	80
Ciena Corp. *	2,470	28
Cisco Systems, Inc. *	600,409	13,215
Cogent, Inc. *	7,500	86
Cognex Corp.	2,900	48
Coherent, Inc. *	1,300	26
Comarco, Inc. *	500	1
CommScope, Inc. *	8,323	213
Comtech Telecommunications Corp. *	2,175	69
Corning, Inc.	155,807	2,649
CPI International, Inc. *	6,000	57
CTS Corp.	5,800	49
Daktronics, Inc.	5,200	44
DDi Corp. *	1	—
Dell, Inc. *	189,400	2,534
Diebold, Inc.	7,300	202
Dolby Laboratories, Inc., Class A *	8,800	366
Echelon Corp. *	3,700	31
EchoStar Corp., Class A *	7,540	111
Electro Rent Corp.	5,100	49
Electro Scientific Industries, Inc. *	1,300	17
Electronics for Imaging, Inc. *	3,400	39
EMC Corp. *	209,686	3,158
EMS Technologies, Inc. *	1,000	22
Emulex Corp. *	5,900	54
Extreme Networks, Inc. *	9,000	20
F5 Networks, Inc. *	8,600	319
FLIR Systems, Inc. *	15,600	335
Frequency Electronics, Inc. *	500	2
Gerber Scientific, Inc. *	5,400	17
Harmonic, Inc. *	6,342	44
Harris Corp.	14,000	438
Harris Stratex Networks, Inc., Class A *	4,177	29
Hewlett-Packard Co.	254,636	11,026
Hutchinson Technology, Inc. *	2,500	8
I.D. Systems, Inc. *	5,500	20
Imation Corp.	2,000	18
Immersion Corp. *	800	3
Infinera Corp. *	7,500	51
Ingram Micro, Inc., Class A *	13,400	225
Insight Enterprises, Inc. *	4,650	48
Intelli-Check-Mobilisa, Inc. *	500	1
InterDigital, Inc. *	4,500	133
Intermec, Inc. *	5,600	76
International Business Machines Corp.	137,510	16,217
Itron, Inc. *	4,500	235
Ixia *	5,200	39
Jabil Circuit, Inc.	20,400	187
JDS Uniphase Corp. *	17,553	103
Juniper Networks, Inc. *	60,565	1,583
Keithley Instruments, Inc.	3,200	18
L-1 Identity Solutions, Inc. *	756	6
LaserCard Corp. *	1,000	8
LeCroy Corp. *	900	4
Lexmark International, Inc., Class A *	10,900	158
LightPath Technologies, Inc. *	75	—
Littelfuse, Inc. *	2,000	47

20

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Maxwell Technologies, Inc. *	1,000	14
Measurement Specialties, Inc. *	700	6
Mercury Computer Systems, Inc. *	3,600	41
Merrimac Industries, Inc. *	600	5
Methode Electronics, Inc.	3,600	27
MOCON, Inc.	600	5
Molex, Inc.	16,125	286
Motorola, Inc.	220,955	1,582
MTS Systems Corp.	4,500	106
Multi-Fineline Electronix, Inc. *	2,500	57
National Instruments Corp.	5,675	143
NCR Corp. *	23,800	308
NetApp, Inc. *	27,500	618
NETGEAR, Inc. *	3,000	51
Network Equipment Technologies, Inc. *	5,000	29
Newport Corp. *	4,200	31
Oplink Communications, Inc. *	657	8
OSI Systems, Inc. *	3,700	73
Palm, Inc. *	13,138	207
Park Electrochemical Corp.	3,600	84
ParkerVision, Inc. *	400	1
PC Connection, Inc. *	5,500	32
PC-Tel, Inc. *	6,400	43
Performance Technologies, Inc. *	1,600	5
Plantronics, Inc.	4,000	95
Plexus Corp. *	3,700	95
Polycom, Inc. *	9,200	219
Presstek, Inc. *	1,100	2
QLogic Corp. *	17,044	222
Qualcomm, Inc.	170,600	7,883
RadiSys Corp. *	3,700	29
Research Frontiers, Inc. *	800	3
Richardson Electronics Ltd.	1,300	5
Riverbed Technology, Inc. *	5,500	110
Rofin-Sinar Technologies, Inc. *	3,800	83
Rogers Corp. *	2,500	62
SanDisk Corp. *	19,500	347
ScanSource, Inc. *	1,200	34
SCM Microsystems, Inc. *	1,200	3
SeaChange International, Inc. *	6,350	58
Seagate Technology	37,066	446
Sonus Networks, Inc. *	19,400	37
Stratasys, Inc. *	2,700	43
Sun Microsystems, Inc. *	62,057	569
Sycamore Networks, Inc. *	27,900	95
Symmetricom, Inc. *	8,450	55
Synaptics, Inc. *	5,250	126
Tech Data Corp. *	5,300	185
Technitrol, Inc.	4,000	29
Tekelec *	8,700	160
Tellabs, Inc. *	34,564	200
Teradata Corp. *	23,800	585
TESSCO Technologies, Inc. *	1,350	20
Tollgrade Communications, Inc. *	3,600	20
Trimble Navigation Ltd. *	11,792	280
TTM Technologies, Inc. *	4,400	43
Tyco Electronics Ltd.	38,525	827
UTStarcom, Inc. *	16,000	27
ViaSat, Inc. *	3,500	95
Vishay Intertechnology, Inc. *	36,688	261
Western Digital Corp. *	18,700	566
Xerox Corp.	69,700	571
Xybernaut Corp. (a)(d)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	156
Zygo Corp. *	3,500	22

		91,732
Telecommunication Services 3.0%
Alaska Communication Systems Group, Inc.	5,000	37
American Tower Corp., Class A *	36,800	1,255
AT&T, Inc.	603,056	15,818
Atlantic Tele-Network, Inc.	3,250	136
Centennial Communications Corp. *	8,000	61
CenturyTel, Inc.	25,359	796
CIBL, Inc. (a)(d)*	9	—
Cincinnati Bell, Inc. *	22,268	70
Clearwire Corp., Class A *	62,500	506
Cogent Communications Group, Inc. *	3,900	32
Consolidated Communications Holdings, Inc.	2,622	33
Crown Castle International Corp. *	27,776	798
D&E Communications, Inc.	5,500	58
FairPoint Communications, Inc.	4,669	3
Frontier Communications Corp.	37,119	260
General Communication, Inc., Class A *	10,500	72
Global Crossing Ltd. *	4,600	50
HickoryTech Corp.	4,600	39
Iowa Telecommunications Services, Inc.	2,500	31
Leap Wireless International, Inc. *	5,700	137
Level 3 Communications, Inc. *	93,000	114
MetroPCS Communications, Inc. *	33,000	391
NII Holdings, Inc. *	14,900	343
NTELOS Holdings Corp.	3,000	46
PAETEC Holding Corp. *	8,500	25
Premiere Global Services, Inc. *	5,100	49
Qwest Communications International, Inc.	151,337	584
SBA Communications Corp., Class A *	9,300	243
Shenandoah Telecommunications Co.	2,500	51
Sprint Nextel Corp. *	259,030	1,036
SureWest Communications *	5,500	70
Syniverse Holdings, Inc. *	10,400	182
Telephone & Data Systems, Inc.	10,600	273
tw telecom, Inc. *	14,000	139
United States Cellular Corp. *	9,100	326
USA Mobility, Inc.	5,500	74
Verizon Communications, Inc.	291,572	9,351
Warwick Valley Telephone Co.	1,100	13

21

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Windstream Corp.	40,124	352

		33,854
Transportation 1.9%
AirTran Holdings, Inc. *	5,800	42
Alaska Air Group, Inc. *	1,900	44
Alexander & Baldwin, Inc.	3,400	99
AMERCO *	900	40
AMR Corp. *	25,200	135
Arkansas Best Corp.	1,100	31
Atlas Air Worldwide Holdings, Inc. *	3,000	75
Burlington Northern Santa Fe Corp.	30,300	2,381
C.H. Robinson Worldwide, Inc.	15,000	818
Con-way, Inc.	4,500	205
Continental Airlines, Inc., Class B *	10,000	112
CSX Corp.	36,700	1,473
Delta Air Lines, Inc. *	50,000	347
Dollar Thrifty Automotive Group, Inc. *	3,500	58
Expeditors International Washington Inc	21,200	719
FedEx Corp.	29,063	1,972
Forward Air Corp.	2,600	60
Genco Shipping & Trading Ltd.	5,500	132
Genesee & Wyoming, Inc., Class A *	3,000	82
Heartland Express, Inc.	8,941	138
Hertz Global Holdings, Inc. *	37,000	349
Horizon Lines, Inc., Class A	5,200	26
Hub Group, Inc., Class A *	4,400	95
J.B. Hunt Transport Services, Inc.	13,000	363
JetBlue Airways Corp. *	23,462	120
Kansas City Southern *	7,550	153
Kirby Corp. *	5,600	207
Knight Transportation, Inc.	9,050	164
Landstar System, Inc.	15,200	558
MAIR Holdings, Inc. (a)(d)*	1,100	3
Norfolk Southern Corp.	34,500	1,492
Old Dominion Freight Line, Inc. *	4,050	144
Pacer International, Inc.	2,800	7
Park-Ohio Holdings Corp. *	2,600	16
Pinnacle Airlines Corp. *	7,500	25
Quixote Corp. *	1,300	3
Republic Airways Holdings, Inc. *	7,500	38
Ryder System, Inc.	6,400	225
Saia, Inc. *	6,100	110
SkyWest, Inc.	4,000	51
Southwest Airlines Co.	69,125	543
UAL Corp. *	10,600	44
Union Pacific Corp	44,000	2,531
United Parcel Service, Inc., Class B	91,480	4,915
US Airways Group, Inc. *	5,900	17
UTI Worldwide, Inc. *	9,300	117
Werner Enterprises, Inc.	5,832	105
YRC Worldwide, Inc. *	5,004	7

		21,391
Utilities 3.9%
AGL Resources, Inc.	6,800	229
Allegheny Energy, Inc.	14,400	363
ALLETE, Inc.	5,233	167
Alliant Energy Corp.	11,800	309
Ameren Corp.	23,100	587
American Electric Power Co., Inc.	49,520	1,533
American Water Works Co., Inc.	20,000	394
Aqua America, Inc.	12,094	218
Atmos Energy Corp.	9,200	250
Avista Corp.	7,800	144
Black Hills Corp.	3,900	101
Calpine Corp. *	39,900	514
CenterPoint Energy, Inc.	32,100	387
Central Vermont Public Services Corp.	6,200	114
CH Energy Group, Inc.	1,900	94
Cleco Corp.	6,400	152
CMS Energy Corp.	19,900	257
Consolidated Edison, Inc.	28,400	1,118
Constellation Energy Group, Inc.	19,500	560
Dominion Resources, Inc.	61,280	2,071
DPL, Inc.	11,452	274
DTE Energy Co.	13,801	476
Duke Energy Corp.	133,756	2,071
Dynegy, Inc., Class A *	77,081	155
Edison International	37,710	1,219
El Paso Electric Co. *	5,300	80
Energen Corp.	5,200	215
Entergy Corp.	21,700	1,743
EQT Corp.	12,800	491
Exelon Corp. *	74,474	3,788
Ferrellgas Partners L.P.	4,000	73
FirstEnergy Corp.	31,717	1,307
Florida Public Utilities Co.	1,599	22
FPL Group, Inc.	37,900	2,148
Great Plains Energy, Inc.	9,341	149
Hawaiian Electric Industries, Inc.	7,700	138
IDACORP, Inc.	4,200	116
Integrys Energy Group, Inc.	7,540	255
MDU Resources Group, Inc.	16,425	331
MGE Energy, Inc.	2,000	72
Middlesex Water Co.	3,000	46
Mirant Corp. *	17,700	320
National Fuel Gas Co.	8,800	357
New Jersey Resources Corp.	6,225	240
Nicor, Inc.	3,000	109
NiSource, Inc.	25,864	333
Northeast Utilities	15,624	360
Northwest Natural Gas Co.	5,700	254
NorthWestern Corp.	7,100	172
NRG Energy, Inc. *	27,600	751
NSTAR	10,734	345
NV Energy, Inc.	20,476	235
OGE Energy Corp.	9,500	286
ONEOK, Inc.	12,900	427

22

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Ormat Technologies, Inc.	2,800	111
Pepco Holdings, Inc.	19,800	285
PG&E Corp.	38,000	1,534
Piedmont Natural Gas Co., Inc.	6,300	155
Pinnacle West Capital Corp.	9,800	313
PNM Resources, Inc.	5,500	67
Portland General Electric Co.	8,200	156
PPL Corp.	38,700	1,308
Progress Energy, Inc.	28,959	1,142
Public Service Enterprise Group, Inc.	52,800	1,713
Questar Corp.	19,200	635
RRI Energy, Inc. *	28,125	150
SCANA Corp.	10,405	368
Sempra Energy	24,675	1,294
South Jersey Industries, Inc.	2,500	92
Southern Co.	80,800	2,537
Southwest Gas Corp.	3,600	87
Spectra Energy Partners L.P.	7,500	168
Suburban Propane Partners L.P.	3,000	135
TECO Energy, Inc.	23,700	320
The AES Corp. *	69,396	888
The Laclede Group, Inc.	3,300	111
UGI Corp.	10,700	283
UIL Holdings Corp.	3,166	77
Unisource Energy Corp.	3,800	105
Unitil Corp.	600	12
Vectren Corp.	5,766	142
Westar Energy, Inc.	8,200	161
WGL Holdings, Inc.	6,000	199
Wisconsin Energy Corp.	11,400	490
Xcel Energy, Inc.	47,395	945

		44,903

Total Common Stock (Cost $1,136,115)		1,111,295

Preferred Stock 0.1% of net assets

Health Care Equipment & Services 0.0%
Inverness Medical Innovations, Inc., Class B *	156	35
National Healthcare Corp., Series A *	2,300	26

		61
Real Estate 0.1%
Simon Property Group, Inc.	28,889	1,610

Total Preferred Stock (Cost $1,276)		1,671

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(d)*	1,800	—

Total Rights (Cost $—)		—

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.5% of net assets

Commercial Paper & Other Obligation 2.2%
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	25,562	25,562
U.S. Treasury Obligations 0.3%
U.S. Treasury Bill
0.16%, 09/17/09 (b)	1,621	1,621
0.15%, 09/17/09 (b)	1,800	1,799

		3,420

Total Short-Term Investments (Cost $28,982)		28,982

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09 tax basis cost of the fund’s investments was $1,165,439 and the unrealized appreciation and depreciation were $246,054 and ($269,545), respectively, with a net unrealized depreciation of ($23,491).

*	Non-income producing security.

(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

(b)	All or a portion of this security is held as collateral for open futures contracts.

(c)	Issuer is affiliated with the fund’s adviser.

(d)	Illiquid security. At the period end, the value of these amounted to $19 or 0.0% of net assets.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

23

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

Russell 2000 Index, e-mini, Long, expires 09/18/09	265	14,731	594
S & P 500 Index, e-mini, Long, expires 09/18/09	250	12,305	371

			965

Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices in	Significant
	Active Markets	Other
	for Identical	Observable	Significant
	Assets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$1,057,859	$—	$—	$1,057,859
Media	32,029	—	16	32,045
Transportation	21,388	—	3	21,391
Preferred Stock — (a)	1,671	—	—	1,671
Rights — (a)	—	—	—	—
Short-Term Investments
Commercial Paper & Other Obligation	—	25,562	—	25,562
U.S. Treasury Obligations	—	3,420	—	3,420

24

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices in	Significant
	Active Markets	Other
	for Identical	Observable	Significant
	Assets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Total	$1,112,947	$28,982	$19		$1,141,948
Other Financial Instruments
Futures Contracts*	$965	$—		$	— $965

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings

				Change in
	Balance as of	Accrued	Realized	Unrealized	Net	Net	Balance as of
	October 31,	Discounts	Gain	Appreciation	Purchases	Transfers in	July 31,
Investments in Securities	2008	(Premiums)	(Loss)	(Depreciation)	(Sales)	and/or out	2009

Common Stock
Consumer Durables & Apparel	$—	$—	$—	$—	$—	$—	$—
Media	—	—	—	(3)	—	19	16
Software & Services	—	—	(5)	5	—	—	—
Transportation	3	—	—	1	(1)	—	3

Total	$3	$—	$(5)	$3	$(1)	$19	$19

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
REG46819JUL09 — 00

25

Schwab Capital Trust
Schwab Financial Services FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.0%	Common Stock	81,289	68,268
2.1%	Short-Term Investment	1,467	1,467

100.1%	Total Investments	82,756	69,735
(0.1)%	Other Assets and Liabilities, Net		(57)

100.0%	Total Net Assets		69,678

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 96.7% of net assets

Banks 20.2%
BancFirst Corp.	18,900	677
Bank of Hawaii Corp.	10,000	384
CapitalSource, Inc.	198,200	920
East West Bancorp, Inc.	22,800	202
Fifth Third Bancorp	67,100	637
First BanCorp	15,000	47
First Citizens BancShares, Inc., Class A	4,408	626
First Horizon National Corp. *	31,286	401
Guaranty Bancorp *	2,500	5
Huntington Bancshares, Inc.	213,400	873
KeyCorp	59,400	343
MGIC Investment Corp.	146,400	966
Ocwen Financial Corp. *	5,000	71
Popular, Inc.	484,200	615
Provident Financial Services, Inc.	83,900	993
Santander BanCorp *	21,600	131
SVB Financial Group *	28,400	1,001
Synovus Financial Corp.	240,300	843
The South Financial Group, Inc.	50,100	81
UMB Financial Corp.	34,700	1,448
Umpqua Holdings Corp.	11,100	108
Wells Fargo & Co.	108,400	2,651
Wintrust Financial Corp.	3,300	86

		14,109
Diversified Financials 45.2%
American Express Co.	44,800	1,269
AmeriCredit Corp. *	46,200	725
Ameriprise Financial, Inc.	9,600	267
Bank of America Corp.	238,300	3,525
BlackRock, Inc.	7,600	1,448
Capital One Financial Corp.	39,200	1,203
Citigroup, Inc.	144,100	457
CME Group, Inc.	1,700	474
Discover Financial Services	186,400	2,214
GAMCO Investors, Inc., Class A	18,500	845
Interactive Brokers Group, Inc., Class A *	42,700	802
JPMorgan Chase & Co.	124,600	4,816
LaBranche & Co., Inc. *	146,370	555
Lazard Ltd., Class A	11,000	407
MarketAxess Holdings, Inc. *	25,300	265
MF Global Ltd. *	1,900	12
Moody’s Corp.	5,900	140
Morgan Stanley	97,200	2,770
Nelnet, Inc., Class A *	37,400	535
Northern Trust Corp.	32,200	1,926
PHH Corp. *	47,700	874
Piper Jaffray Cos., Inc. *	6,300	289
TD Ameritrade Holding Corp. *	64,200	1,190
Teton Advisors, Inc. (a)(b)*	276	—
The Goldman Sachs Group, Inc.	27,400	4,474
TradeStation Group, Inc. *	55,000	412

		31,894
Insurance 18.9%
American Financial Group, Inc.	77,950	1,901
Arch Capital Group Ltd. *	8,500	529
Aspen Insurance Holdings Ltd.	8,300	206
Axis Capital Holdings Ltd.	17,800	507
CNA Financial Corp.	9,800	167
Delphi Financial Group, Inc., Class A	4,400	105
Genworth Financial, Inc., Class A	18,700	129
HCC Insurance Holdings, Inc.	17,500	439
MetLife, Inc.	48,600	1,650
National Financial Partners Corp.	7,600	57
Platinum Underwriters Holdings, Ltd.	13,600	459
Principal Financial Group, Inc.	10,000	237
Prudential Financial, Inc.	40,500	1,793
The Chubb Corp.	23,200	1,071
The Travelers Cos., Inc.	51,000	2,197
Transatlantic Holdings, Inc.	7,300	345
Unum Group	98,800	1,855

		13,647
Media 0.2%
Interactive Data Corp.	6,600	150
Real Estate 6.6%
AMB Property Corp.	7,500	149
AvalonBay Communities, Inc.	5,791	337
Boston Properties, Inc.	5,300	280
BRE Properties, Inc.	4,000	95
DiamondRock Hospitality Co.	10,000	68
Equity Residential	21,000	504
Essex Property Trust, Inc.	2,500	162
HCP, Inc.	9,000	232
Host Hotels & Resorts, Inc.	19,000	172

1

Schwab Financial Services Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Plum Creek Timber Co., Inc.	10,200	319
ProLogis	19,400	171
Public Storage	7,000	508
Simon Property Group, Inc.	16,359	911
Ventas, Inc.	8,700	307
Vornado Realty Trust	6,899	352

		4,567
Software & Services 5.6%
MasterCard, Inc., Class A	12,000	2,328
Western Union Co.	90,000	1,573

		3,901

Total Common Stock (Cost $81,289)		68,268

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.1% of net assets

Commercial Paper & Other Obligation 2.1%
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	1,467	1,467

Total Short-Term Investment (Cost $1,467)		1,467

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $82,767 and the unrealized appreciation and depreciation were $3,465 and ($16,497), respectively, with a net unrealized depreciation of ($13,032).

*	Non-income producing security.

(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

2

Schwab Financial Services Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$68,268	$—	$—	$68,268

Short-Term Investment	—	1,467	—	1,467

Total	$68,268	$1,467	$—	$69,735

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46836JUL09 — 00

3

Schwab Capital Trust
Schwab Health Care FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

87.7%	Common Stock	424,828	399,808
9.0%	Foreign Common Stock	38,273	41,015
1.4%	Other Investment Company	5,297	6,302
2.0%	Short-Term Investments	9,301	9,301

100.1%	Total Investments	477,699	456,426
(0.1)%	Other Assets and Liabilities, Net		(337)

100.0%	Total Net Assets		456,089

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 87.7% of net assets

Health Care Equipment & Services 34.9%
Aetna, Inc.	150,000	4,045
Align Technology, Inc. *	30,000	327
Alliance HealthCare Services, Inc. *	75,000	370
American Medical Systems Holdings, Inc. *	35,000	535
AmerisourceBergen Corp.	275,000	5,423
AmSurg Corp. *	15,000	309
Baxter International, Inc.	300,000	16,911
Becton Dickinson & Co.	175,000	11,401
Boston Scientific Corp. *	800,000	8,592
C.R. Bard, Inc.	25,000	1,839
Centene Corp. *	75,000	1,448
Cerner Corp. *	50,000	3,254
CIGNA Corp.	300,000	8,520
DaVita, Inc. *	125,000	6,212
Emergency Medical Services Corp., Class A *	10,000	391
Ensign Group, Inc.	10,000	160
ev3, Inc. *	50,000	614
Express Scripts, Inc. *	215,000	15,059
Gen-Probe, Inc. *	100,000	3,712
Henry Schein, Inc. *	15,000	771
HMS Holdings Corp. *	15,000	576
Hologic, Inc. *	50,000	735
Hospira, Inc. *	30,000	1,153
Humana, Inc. *	125,000	4,106
ICU Medical, Inc. *	30,000	1,168
Immucor, Inc. *	25,000	417
Invacare Corp.	175,000	3,570
inVentiv Health, Inc. *	25,000	384
Kindred Healthcare, Inc. *	75,000	1,053
LifePoint Hospitals, Inc. *	50,000	1,383
Magellan Health Services, Inc. *	80,000	2,589
McKesson Corp.	200,000	10,230
Medco Health Solutions, Inc. *	100,000	5,286
MEDNAX, Inc. *	15,000	695
Merit Medical Systems, Inc. *	50,000	914
Omnicare, Inc.	240,000	5,729
Omnicell, Inc. *	15,000	187
Owens & Minor, Inc.	25,000	1,107
PharMerica Corp. *	30,000	629
Quest Diagnostics, Inc.	175,000	9,558
ResMed, Inc. *	100,000	4,100
Sirona Dental Systems, Inc. *	25,000	650
STERIS Corp.	60,000	1,685
Sun Healthcare Group, Inc. *	15,000	146
Synovis Life Technologies, Inc. *	30,000	464
Teleflex, Inc.	35,000	1,679
Thoratec Corp. *	25,000	629
UnitedHealth Group, Inc.	225,000	6,313
Universal Health Services, Inc., Class B	15,000	834
WellPoint, Inc. *	25,000	1,316

		159,178
Pharmaceuticals, Biotechnology & Life Sciences 51.8%
Abbott Laboratories	350,000	15,746
Accelrys, Inc. *	30,000	180
Albany Molecular Research, Inc. *	25,000	238
Alkermes, Inc. *	125,000	1,290
Amgen, Inc. *	400,000	24,924
Bio-Rad Laboratories, Inc., Class A *	10,000	774
Biogen Idec, Inc. *	240,000	11,412
Bristol-Myers Squibb Co.	550,000	11,957
Cephalon, Inc. *	135,000	7,918
Eli Lilly & Co.	330,000	11,514
Endo Pharmaceuticals Holdings, Inc. *	175,000	3,677
Enzon Pharmaceuticals, Inc. *	50,000	407
Forest Laboratories, Inc. *	400,000	10,332
Isis Pharmaceuticals, Inc. *	50,000	914
Johnson & Johnson	450,000	27,400
King Pharmaceuticals, Inc. *	800,000	7,256
Life Technologies Corp. *	200,000	9,106
Martek Biosciences Corp. *	100,000	2,326
Maxygen, Inc. *	50,000	400
Medicis Pharmaceutical Corp., Class A	275,000	4,708
Merck & Co., Inc.	650,000	19,506
Millipore Corp. *	80,000	5,568
Nabi Biopharmaceuticals *	100,000	257
Noven Pharmaceuticals, Inc. *	20,000	330
Par Pharmaceutical Cos., Inc. *	100,000	1,621
Pfizer, Inc.	1,500,000	23,895
Salix Pharmaceuticals Ltd. *	25,000	305
Techne Corp.	25,000	1,596

1

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

The Medicines Co. *	200,000	1,622
Thermo Fisher Scientific, Inc. *	200,000	9,056
Valeant Pharmaceuticals International *	100,000	2,580
ViroPharma, Inc. *	300,000	2,211
Warner Chilcott Ltd., Class A *	200,000	3,020
Watson Pharmaceuticals, Inc. *	350,000	12,155

		236,201
Real Estate 1.0%
Health Care REIT, Inc.	50,000	2,003
Healthcare Realty Trust, Inc.	125,000	2,426

		4,429

Total Common Stock (Cost $424,828)		399,808

Foreign Common Stock 9.0% of net assets

Australia 0.2%

Health Care Equipment & Services 0.0%
Cochlear Ltd.	3,000	139
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	31,700	805

		944
Belgium 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
UCB S.A. *	24,100	796
Canada 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biovail Corp.	8,600	115
Denmark 0.7%

Health Care Equipment & Services 0.3%
Coloplast A/S, Class B	13,400	980
William Demant Holdings A/S *	6,800	403

		1,383
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, Class B	30,600	1,791

		3,174
France 1.4%

Health Care Equipment & Services 0.2%
Essilor International S.A.	16,600	920
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Sanofi-Aventis	80,400	5,260

		6,180
Germany 0.5%

Health Care Equipment & Services 0.3%
Celesio AG	45,500	1,212
Fresenius Medical Care AG & Co.	6,400	294

		1,506
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Bayer AG	8,400	515
Merck KGaA	3,400	316

		831

		2,337
Israel 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	29,900	1,597
Japan 1.6%

Health Care Equipment & Services 0.2%
Terumo Corp.	15,000	760
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	73,000	2,773
Chugai Pharmaceutical Co., Ltd.	24,000	438
Dainippon Sumitomo Pharma Co., Ltd.	6,000	55
Santen Pharmaceutical Co., Ltd.	48,000	1,489
Takeda Pharmaceutical Co., Ltd.	42,000	1,692

		6,447

		7,207
Switzerland 2.7%

Health Care Equipment & Services 0.0%
Synthes, Inc.	1,700	191
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Novartis AG — Reg’d	97,500	4,455
Roche Holding AG	48,400	7,630

		12,085

		12,276
United Kingdom 1.4%

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AstraZeneca plc	81,400	3,791
GlaxoSmithKline plc	135,600	2,598

		6,389

Total Foreign Common Stock (Cost $38,273)		41,015

Other Investment Company 1.4% of net assets

United States 1.4%

iShares MSCI EAFE Index Fund	125,000	6,302

Total Other Investment Companies (Cost $5,297)		6,302

2

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.0% of net assets

Commercial Paper & Other Obligation 1.5%
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	6,722	6,722
U.S. Treasury Obligation 0.5%
U.S. Treasury Bill 0.16%, 09/17/09 (a)	2,580	2,579

Total Short-Term Investments (Cost $9,301)		9,301

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $477,804 and the unrealized appreciation and depreciation were $40,821 and ($62,199), respectively, with a net unrealized depreciation of ($21,378).
At 07/31/09, the values of certain foreign securities held by the fund aggregating $40,900 were adjusted from their closing market value following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.
Reg’d — Registered

REIT — Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Mini Index, Long, expires 09/18/09	150	7,383	366
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

3

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$399,808	$—	$—	$399,808

Foreign Common Stock
Australia — (a)	—	944	—	944
Belgium — (a)		796	—	796
Canada — (a)	115	—	—	115
Denmark — (a)	—	3,174	—	3,174
France — (a)	—	6,180	—	6,180
Germany — (a)	—	2,337	—	2,337
Israel — (a)	—	1,597	—	1,597
Japan — (a)	—	7,207	—	7,207
Switzerland — (a)	—	12,276	—	12,276
United Kingdom — (a)	—	6,389	—	6,389

Other Investment Company — (a)	6,302	—	—	6,302

Short-Term Investments — (a)	—	9,301	—	9,301

Total	$406,225	$50,201	$—	$456,426

Other Financial Instruments Futures Contracts*	$366	$—	$—	$366

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
REG46837JUL09 — 00

4

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.4%	Common Stock	539,718	450,056
1.0%	Other Investment Company	4,836	4,836
0.2%	Short-Term Investments	861	861

99.6%	Total Investments	545,415	455,753
0.4%	Other Assets and Liabilities, Net		1,655

100.0%	Net Assets		457,408

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.4% of net assets

Automobiles & Components 4.0%
American Axle & Manufacturing Holdings, Inc.	60,660	133
ArvinMeritor, Inc.	134,835	976
Autoliv, Inc.	7,300	261
BorgWarner, Inc.	5,750	191
Exide Technologies *	15,100	73
Federal-Mogul Corp. *	21,200	300
Ford Motor Co. *	1,395,074	11,161
Harley-Davidson, Inc.	18,760	424
Johnson Controls, Inc.	44,510	1,152
Tenneco, Inc. *	58,460	945
The Goodyear Tire & Rubber Co. *	68,790	1,171
Thor Industries, Inc.	4,500	108
TRW Automotive Holdings Corp. *	83,650	1,408
WABCO Holdings, Inc.	2,886	55

		18,358
Banks 4.9%
Associated Banc-Corp.	8,460	92
Astoria Financial Corp.	12,055	117
BancorpSouth, Inc.	5,545	125
Bank of Hawaii Corp.	4,020	154
BB&T Corp.	49,075	1,123
BOK Financial Corp.	920	39
CapitalSource, Inc.	74,400	345
City National Corp.	3,720	147
Comerica, Inc.	16,700	398
Commerce Bancshares, Inc.	1,004	37
Downey Financial Corp.	600	—
Fifth Third Bancorp	301,190	2,861
First Horizon National Corp. *	13,627	175
FirstMerit Corp.	5,684	106
Fulton Financial Corp.	19,480	132
Guaranty Financial Group, Inc. *	60,000	7
Hudson City Bancorp, Inc.	14,790	208
Huntington Bancshares, Inc.	191,627	784
KeyCorp	87,490	506
M&T Bank Corp.	8,886	518
Marshall & Ilsley Corp.	48,685	294
MGIC Investment Corp.	23,880	158
New York Community Bancorp, Inc.	18,665	204
People’s United Financial, Inc.	9,052	147
PNC Financial Services Group, Inc.	21,645	793
Popular, Inc.	82,180	104
Radian Group, Inc.	24,230	81
Regions Financial Corp.	245,425	1,085
SunTrust Banks, Inc.	79,560	1,551
Susquehanna Bancshares, Inc.	14,600	77
Synovus Financial Corp.	55,210	194
TCF Financial Corp.	8,465	120
The Colonial BancGroup, Inc.	141,860	87
The PMI Group, Inc.	117,335	270
U.S. Bancorp	103,700	2,116
Valley National Bancorp	7,796	99
Washington Federal, Inc.	5,350	74
Webster Financial Corp.	14,625	165
Wells Fargo & Co.	261,425	6,394
Wilmington Trust Corp.	9,730	112
Zions Bancorp	21,935	298

		22,297
Capital Goods 7.7%
3M Co.	18,775	1,324
Acuity Brands, Inc.	1,220	36
Aecom Technology Corp. *	2,900	94
AGCO Corp. *	6,340	199
Aircastle Ltd.	14,800	107
Alliant Techsystems, Inc. *	1,120	88
AMETEK, Inc.	3,710	120
Armstrong World Industries, Inc. *	5,250	129
BE Aerospace, Inc. *	5,600	91
BlueLinx Holdings, Inc. *	4,500	18
Briggs & Stratton Corp.	5,535	95
Carlisle Cos., Inc.	2,475	78
Caterpillar, Inc.	35,245	1,553
China BAK Battery, Inc. *	33,500	111
China Yuchai International Ltd.	22,400	189
Cooper Industries Ltd., Class A	6,870	226
Crane Co.	4,995	106
Cummins, Inc.	8,284	356
Danaher Corp.	4,950	303
Deere & Co.	16,986	743
Donaldson Co., Inc.	2,000	76
Dover Corp.	7,375	251
Eaton Corp.	8,260	429
EMCOR Group, Inc. *	5,240	126
Emerson Electric Co.	21,950	799

1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Fastenal Co.	2,020	72
Flowserve Corp.	925	75
Fluor Corp.	4,070	215
Foster Wheeler AG *	3,770	87
Gardner Denver, Inc. *	2,200	64
GATX Corp.	2,935	74
GenCorp, Inc. *	89,000	231
General Cable Corp. *	3,400	132
General Dynamics Corp.	12,825	710
General Electric Co.	767,325	10,282
Goodrich Corp.	4,655	239
Granite Construction, Inc.	4,200	142
Harsco Corp.	4,435	122
Honeywell International, Inc.	24,740	859
Hubbell, Inc., Class B	2,830	106
Illinois Tool Works, Inc.	14,270	579
ITT Corp.	4,855	240
Jacobs Engineering Group, Inc. *	4,640	190
Joy Global, Inc.	4,000	149
KBR, Inc.	11,900	252
Kennametal, Inc.	4,440	95
L-3 Communications Holdings, Inc.	3,335	252
Lennox International, Inc.	2,435	85
Lincoln Electric Holdings, Inc.	1,100	47
Lockheed Martin Corp.	10,135	758
Masco Corp.	56,450	786
McDermott International, Inc. *	5,810	114
MSC Industrial Direct Co., Inc., Class A	2,125	83
Mueller Industries, Inc.	2,830	67
Mueller Water Products, Inc., Class A	19,700	76
Navistar International Corp. *	5,500	217
Northrop Grumman Corp.	18,695	833
Oshkosh Corp.	12,220	335
Owens Corning, Inc. *	16,450	302
PACCAR, Inc.	15,242	528
Pall Corp.	2,540	76
Parker Hannifin Corp.	6,317	280
Pentair, Inc.	4,850	133
Precision Castparts Corp.	1,716	137
Quanta Services, Inc. *	3,700	86
Raytheon Co.	10,910	512
Rockwell Automation, Inc.	6,750	280
Rockwell Collins, Inc.	4,230	179
Roper Industries, Inc.	2,000	96
RSC Holdings, Inc. *	12,400	98
Seaboard Corp.	27	30
Spirit AeroSystems Holdings, Inc., Class A *	7,300	95
SPX Corp.	1,835	97
Terex Corp. *	16,825	255
Textron, Inc.	43,020	578
The Boeing Co.	27,940	1,199
The Manitowoc Co., Inc.	14,700	91
The Shaw Group, Inc. *	4,140	122
The Timken Co.	7,665	156
Thomas & Betts Corp. *	2,200	59
Trinity Industries, Inc.	7,925	111
Tyco International Ltd. *	38,265	1,156
United Rentals, Inc. *	30,500	228
United Technologies Corp.	27,615	1,504
URS Corp. *	3,993	202
USG Corp. *	17,425	246
W.W. Grainger, Inc.	1,035	93
WESCO International, Inc. *	5,000	123

		35,267
Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	7,450	199
Cintas Corp.	3,450	87
Corrections Corp. of America *	3,690	64
Covanta Holding Corp. *	2,115	36
Deluxe Corp.	5,245	82
Equifax, Inc.	3,630	94
HNI Corp.	5,020	112
Iron Mountain, Inc. *	4,955	145
Kelly Services, Inc., Class A	5,340	63
Manpower, Inc.	6,245	299
MPS Group, Inc. *	7,800	67
Pitney Bowes, Inc.	8,705	180
R.R. Donnelley & Sons Co.	26,840	373
Republic Services, Inc.	4,324	115
Robert Half International, Inc.	5,910	146
Steelcase, Inc., Class A	16,375	120
The Brink’s Co.	2,820	77
The Dun & Bradstreet Corp.	2,000	144
United Stationers, Inc. *	2,925	136
Volt Information Sciences, Inc. *	23,500	187
Waste Management, Inc.	14,555	409

		3,135
Consumer Durables & Apparel 2.0%
Beazer Homes USA, Inc. *	106,135	342
Brunswick Corp.	27,070	194
Centex Corp. *	20,290	221
Coach, Inc.	7,475	221
D.R. Horton, Inc.	25,490	295
Eastman Kodak Co.	61,140	182
Fortune Brands, Inc.	9,600	380
Furniture Brands International, Inc.	7,900	32
Garmin Ltd.	4,770	132
Hanesbrands, Inc. *	11,900	237
Harman International Industries, Inc.	5,820	144
Hasbro, Inc.	3,365	89
Hovnanian Enterprises, Inc., Class A *	73,570	235
Ingersoll-Rand plc	18,342	530
Jarden Corp. *	8,777	216
Jones Apparel Group, Inc.	34,875	480
KB HOME	12,960	216
Leggett & Platt, Inc.	10,020	174
Lennar Corp., Class A	22,400	265
Liz Claiborne, Inc.	29,245	92
M.D.C. Holdings, Inc.	2,635	93

2

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Mattel, Inc.	16,235	285
Mohawk Industries, Inc. *	8,635	445
Newell Rubbermaid, Inc.	22,950	295
NIKE, Inc., Class B	10,028	568
NVR, Inc. *	703	423
Polo Ralph Lauren Corp.	2,720	172
Pulte Homes, Inc.	18,570	211
Quiksilver, Inc. *	8,550	18
Snap-on, Inc.	2,230	80
Standard Pacific Corp. *	59,055	203
The Black & Decker Corp.	6,030	227
The Ryland Group, Inc.	2,735	55
The Stanley Works	3,840	154
Toll Brothers, Inc. *	7,595	149
VF Corp.	2,545	165
Whirlpool Corp.	11,455	654

		8,874
Consumer Services 1.3%
Apollo Group, Inc., Class A *	225	16
Boyd Gaming Corp. *	14,225	131
Brinker International, Inc.	6,855	114
Burger King Holdings, Inc.	3,740	64
Career Education Corp. *	2,035	47
Carnival Corp.	33,445	936
Darden Restaurants, Inc.	3,745	121
Domino’s Pizza, Inc. *	10,300	85
H&R Block, Inc.	6,365	106
International Game Technology	12,455	246
Jack in the Box, Inc. *	3,240	68
Las Vegas Sands Corp. *	43,470	406
Marriott International, Inc., Class A	10,499	226
McDonald’s Corp.	13,780	759
MGM MIRAGE *	73,315	530
Penn National Gaming, Inc. *	2,140	68
Regis Corp.	3,375	46
Royal Caribbean Cruises Ltd.	19,905	289
Service Corp. International	17,000	107
Starbucks Corp. *	20,290	359
Starwood Hotels & Resorts Worldwide, Inc.	12,770	301
Tim Hortons, Inc.	6,900	187
Wyndham Worldwide Corp.	29,740	415
Wynn Resorts Ltd. *	2,500	128
Yum! Brands, Inc.	7,330	260

		6,015
Diversified Financials 15.3%
Affiliated Managers Group, Inc. *	2,000	132
Allied Capital Corp.	119,900	478
American Capital Ltd.	183,755	663
American Express Co.	77,925	2,208
AmeriCredit Corp. *	22,120	347
Ameriprise Financial, Inc.	4,500	125
Apollo Investment Corp.	14,914	106
Bank of America Corp.	1,723,860	25,496
Bank of New York Mellon Corp.	34,352	939
Capital One Financial Corp.	64,710	1,987
CIT Group, Inc.	81,005	70
Citigroup, Inc.	3,373,835	10,695
CME Group, Inc.	1,420	396
CompuCredit Holdings Corp. *	19,000	57
Discover Financial Services	48,922	581
E*TRADE Financial Corp. *	168,175	252
Federated Investors, Inc., Class B	4,030	105
Franklin Resources, Inc.	5,040	447
Interactive Brokers Group, Inc., Class A *	4,800	90
Invesco Ltd.	288,500	5,698
Janus Capital Group, Inc.	9,865	135
JPMorgan Chase & Co.	211,242	8,165
Legg Mason, Inc.	12,920	364
Leucadia National Corp. *	5,100	125
MF Global Ltd. *	19,200	122
Moody’s Corp.	3,670	87
Morgan Stanley	97,135	2,768
MSCI, Inc., Class A *	7,300	204
Northern Trust Corp.	3,760	225
NYSE Euronext	11,520	310
Och-Ziff Capital Management Group, Class A	20,700	216
PHH Corp. *	15,390	282
Raymond James Financial, Inc.	5,535	114
SLM Corp. *	48,335	430
State Street Corp.	17,336	872
T. Rowe Price Group, Inc.	5,745	268
TD Ameritrade Holding Corp. *	31,470	583
The Charles Schwab Corp. (b)	16,315	292
The Goldman Sachs Group, Inc.	20,911	3,415
The NASDAQ OMX Group, Inc. *	3,830	81
The Student Loan Corp.	2,208	99

		70,029
Energy 7.7%
Alon USA Energy, Inc.	1,400	14
Anadarko Petroleum Corp.	15,415	743
Apache Corp.	8,620	724
Arch Coal, Inc.	3,900	68
Baker Hughes, Inc.	9,475	384
BJ Services Co.	13,570	192
Cameron International Corp. *	5,480	171
Chesapeake Energy Corp.	21,320	457
Chevron Corp.	73,505	5,106
Cimarex Energy Co.	3,845	138
CNX Gas Corp. *	4,900	144
ConocoPhillips	83,910	3,668
CONSOL Energy, Inc.	2,135	76
Continental Resources, Inc. *	5,600	189
CVR Energy, Inc. *	4,100	35
Delek US Holdings, Inc.	2,000	17
Denbury Resources, Inc. *	4,500	75
Devon Energy Corp.	15,170	881
Diamond Offshore Drilling, Inc.	1,220	110
El Paso Corp.	33,120	333
ENSCO International, Inc.	4,530	172
EOG Resources, Inc.	4,950	366
Exterran Holdings, Inc. *	6,100	106

3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Exxon Mobil Corp.	116,070	8,170
FMC Technologies, Inc. *	2,040	89
Forest Oil Corp. *	8,050	136
Foundation Coal Holdings, Inc.	4,000	144
Frontier Oil Corp.	4,830	67
General Maritime Corp.	8,384	70
Halliburton Co.	26,965	596
Helix Energy Solutions Group, Inc. *	22,300	234
Helmerich & Payne, Inc.	2,495	86
Hercules Offshore, Inc. *	34,000	161
Hess Corp.	8,550	472
Holly Corp.	2,000	43
Key Energy Services, Inc. *	18,600	129
Linn Energy L.L.C.	3,300	74
Marathon Oil Corp.	43,090	1,390
Mariner Energy, Inc. *	5,900	71
Massey Energy Co.	4,440	118
Murphy Oil Corp.	6,675	388
Nabors Industries Ltd. *	18,300	311
National-Oilwell Varco, Inc. *	8,023	288
Newfield Exploration Co. *	8,000	315
Noble Corp.	7,120	241
Noble Energy, Inc.	3,735	228
Occidental Petroleum Corp.	11,370	811
Oil States International, Inc. *	1,500	41
Overseas Shipholding Group, Inc.	1,320	45
Patterson-UTI Energy, Inc.	8,600	119
Peabody Energy Corp.	5,445	180
Petrohawk Energy Corp. *	3,300	80
Pioneer Drilling Co. *	19,300	84
Pioneer Natural Resources Co.	6,450	184
Plains Exploration & Production Co. *	5,100	146
Pride International, Inc. *	7,165	180
Range Resources Corp.	2,000	93
Rowan Cos., Inc.	5,400	115
SandRidge Energy, Inc. *	5,500	51
Schlumberger Ltd.	19,070	1,020
SEACOR Holdings, Inc. *	100	8
Ship Finance International Ltd.	6,918	85
Smith International, Inc.	8,140	205
Southern Union Co.	4,780	93
Southwestern Energy Co. *	2,840	118
Spectra Energy Corp.	26,560	488
Stone Energy Corp. *	14,500	157
Sunoco, Inc.	10,690	264
Superior Energy Services, Inc. *	3,300	55
Teekay Corp.	5,840	104
Tesoro Corp.	14,360	188
The Williams Cos., Inc.	26,275	438
Tidewater, Inc.	2,120	95
Unit Corp. *	2,010	64
USEC, Inc. *	8,500	33
Valero Energy Corp.	57,225	1,030
Weatherford International Ltd. *	14,990	281
Western Refining, Inc. *	3,050	20
Whiting Petroleum Corp. *	1,200	55
World Fuel Services Corp.	2,400	105
XTO Energy, Inc.	7,825	315

		35,340
Food & Staples Retailing 2.2%
BJ’s Wholesale Club, Inc. *	3,770	126
Casey’s General Stores, Inc.	2,300	63
Costco Wholesale Corp.	16,815	832
CVS Caremark Corp.	36,135	1,210
Nash Finch Co.	1,830	56
Ruddick Corp.	2,335	55
Safeway, Inc.	27,140	514
SUPERVALU, Inc.	27,120	402
Sysco Corp.	21,540	512
The Great Atlantic & Pacific Tea Co., Inc. *	42,400	245
The Kroger Co.	37,120	793
The Pantry, Inc. *	3,920	69
Wal-Mart Stores, Inc.	75,425	3,762
Walgreen Co.	32,570	1,011
Whole Foods Market, Inc. *	9,550	231
Winn-Dixie Stores, Inc. *	9,800	139

		10,020
Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	155,080	2,719
Archer-Daniels-Midland Co.	25,105	756
Brown-Forman Corp., Class B	2,100	92
Bunge Ltd.	7,675	537
Campbell Soup Co.	6,630	206
Chiquita Brands International, Inc. *	9,900	121
Coca-Cola Enterprises, Inc.	26,395	496
ConAgra Foods, Inc.	21,405	420
Constellation Brands, Inc., Class A *	10,105	138
Corn Products International, Inc.	2,800	78
Cosan Ltd., Class A *	11,900	80
Dean Foods Co. *	32,790	695
Del Monte Foods Co.	10,030	97
Dr. Pepper Snapple Group, Inc. *	13,500	332
Fresh Del Monte Produce, Inc. *	3,340	71
General Mills, Inc.	7,205	424
H.J. Heinz Co.	7,875	303
Hormel Foods Corp.	2,660	96
Kellogg Co.	5,980	284
Kraft Foods, Inc., Class A	54,092	1,533
Lorillard, Inc.	5,618	414
McCormick & Co., Inc.	2,440	79
Molson Coors Brewing Co., Class B	4,680	212
PepsiAmericas, Inc.	4,080	109
PepsiCo, Inc.	24,230	1,375
Philip Morris International, Inc.	30,420	1,418
Ralcorp Holdings, Inc. *	1,000	63
Reynolds American, Inc.	8,475	369
Sara Lee Corp.	44,050	469
Smithfield Foods, Inc. *	25,106	340
The Coca-Cola Co.	35,665	1,778
The Hershey Co.	3,950	158

4

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

The J.M. Smucker Co.	1,725	86
The Pepsi Bottling Group, Inc.	11,335	385
Tyson Foods, Inc., Class A	37,980	434
Universal Corp.	5,520	210

		17,377
Health Care Equipment & Services 3.5%
Aetna, Inc.	15,760	425
Alcon, Inc.	4,795	612
AMERIGROUP Corp. *	2,200	54
AmerisourceBergen Corp.	34,940	689
Baxter International, Inc.	7,160	404
Beckman Coulter, Inc.	820	52
Becton, Dickinson & Co.	2,755	179
Boston Scientific Corp. *	61,665	662
Brookdale Senior Living, Inc.	16,600	178
C.R. Bard, Inc.	2,000	147
Cardinal Health, Inc.	27,820	926
Cerner Corp. *	2,105	137
CIGNA Corp.	20,509	582
Community Health Systems, Inc. *	6,550	185
Coventry Health Care, Inc. *	14,750	339
DaVita, Inc. *	1,580	79
DENTSPLY International, Inc.	3,035	101
Express Scripts, Inc. *	4,420	310
Health Management Associates, Inc., Class A *	80,195	484
Health Net, Inc. *	13,470	182
Henry Schein, Inc. *	2,130	109
Hill-Rom Holdings, Inc.	6,000	103
Hologic, Inc. *	8,200	120
Hospira, Inc. *	3,850	148
Humana, Inc. *	13,640	448
IMS Health, Inc.	3,640	44
Inverness Medical Innovations, Inc. *	2,200	74
Kindred Healthcare, Inc. *	4,600	65
Kinetic Concepts, Inc. *	2,300	73
Laboratory Corp. of America Holdings *	2,930	197
LifePoint Hospitals, Inc. *	3,830	106
Lincare Holdings, Inc. *	2,935	77
Magellan Health Services, Inc. *	2,000	65
McKesson Corp.	19,700	1,008
Medco Health Solutions, Inc. *	14,410	762
Medtronic, Inc.	17,365	615
Omnicare, Inc.	4,110	98
Owens & Minor, Inc.	1,335	59
Patterson Cos., Inc. *	5,475	139
Quest Diagnostics, Inc.	3,355	183
St. Jude Medical, Inc. *	4,360	164
Stryker Corp.	4,845	188
Sunrise Senior Living, Inc. *	71,000	166
Teleflex, Inc.	220	11
Tenet Healthcare Corp. *	122,175	483
UnitedHealth Group, Inc.	52,575	1,475
Universal American Financial Corp. *	6,000	55
Universal Health Services, Inc., Class B	2,825	157
Varian Medical Systems, Inc. *	2,120	75
WellPoint, Inc. *	31,670	1,667
Zimmer Holdings, Inc. *	6,040	281

		15,942
Household & Personal Products 1.2%
Alberto-Culver Co.	1,870	48
Avon Products, Inc.	10,225	331
Bare Escentuals, Inc. *	27,600	245
Colgate-Palmolive Co.	5,930	430
Energizer Holdings, Inc. *	2,720	174
Kimberly-Clark Corp.	10,120	591
NBTY, Inc. *	3,500	127
The Clorox Co.	2,710	165
The Estee Lauder Cos., Inc., Class A	6,460	235
The Procter & Gamble Co.	59,895	3,325

		5,671
Insurance 6.5%
Aflac, Inc.	21,540	816
Alleghany Corp. *	204	55
Allied World Assurance Co. Holdings Ltd.	1,540	67
American Financial Group, Inc.	5,340	130
American International Group, Inc.	90,080	1,184
American National Insurance Co.	1,700	134
Aon Corp.	6,060	239
Arch Capital Group Ltd. *	2,225	138
Arthur J. Gallagher & Co.	2,540	58
Aspen Insurance Holdings Ltd.	3,225	80
Assurant, Inc.	7,755	198
Axis Capital Holdings Ltd.	5,950	169
Baldwin & Lyons, Inc., Class B	1,700	37
Berkshire Hathaway, Inc., Class A *	26	2,522
Berkshire Hathaway, Inc., Class B *	390	1,240
Cincinnati Financial Corp.	9,080	219
CNA Financial Corp.	9,700	165
Conseco, Inc. *	128,700	400
Endurance Specialty Holdings Ltd.	2,330	78
Erie Indemnity Co., Class A	825	31
Everest Re Group Ltd.	525	42
Fidelity National Financial, Inc., Class A	17,125	246
First American Corp.	6,360	188
Genworth Financial, Inc., Class A	343,000	2,367
Hanover Insurance Group, Inc.	2,030	80
HCC Insurance Holdings, Inc.	2,735	69
IPC Holdings Ltd.	600	17
Lincoln National Corp.	49,180	1,042
Loews Corp.	25,282	759
Markel Corp. *	613	193
Marsh & McLennan Cos., Inc.	20,250	414
MBIA, Inc. *	37,710	158
Mercury General Corp.	2,430	85

5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

MetLife, Inc.	61,805	2,098
Montpelier Re Holdings Ltd.	13,380	210
Odyssey Re Holdings Corp.	1,000	46
Old Republic International Corp.	13,960	144
OneBeacon Insurance Group Ltd., Class A	6,900	78
PartnerRe Ltd.	2,930	201
Platinum Underwriters Holdings Ltd.	2,100	71
Principal Financial Group, Inc.	41,185	976
Protective Life Corp.	29,865	447
Prudential Financial, Inc.	57,240	2,534
Reinsurance Group of America, Inc.	3,300	137
RenaissanceRe Holdings Ltd.	2,725	137
StanCorp Financial Group, Inc.	4,225	145
The Allstate Corp.	48,355	1,301
The Chubb Corp.	8,075	373
The Hartford Financial Services Group, Inc.	141,410	2,332
The Phoenix Cos., Inc. *	130,180	286
The Progressive Corp. *	27,245	425
The Travelers Cos., Inc.	28,295	1,219
Torchmark Corp.	6,040	236
Transatlantic Holdings, Inc.	2,525	120
Unitrin, Inc.	10,050	133
Unum Group	25,725	483
Validus Holdings Ltd.	2,000	45
W. R. Berkley Corp.	6,560	152
Wesco Financial Corp.	57	17
White Mountains Insurance Group Ltd.	529	137
Willis Group Holdings Ltd.	3,945	98
XL Capital Ltd., Class A	95,985	1,352

		29,553
Materials 4.8%
AbitibiBowater, Inc. *	36,917	5
Air Products & Chemicals, Inc.	6,075	453
Airgas, Inc.	1,600	71
AK Steel Holding Corp.	18,545	365
Albemarle Corp.	6,400	190
Alcoa, Inc.	134,905	1,586
Allegheny Technologies, Inc.	5,211	141
Ashland, Inc.	27,935	926
Ball Corp.	2,240	108
Bemis Co., Inc.	4,355	115
Boise, Inc. *	39,000	93
Cabot Corp.	4,030	74
Celanese Corp., Series A	11,000	283
Chemtura Corp.	15,430	6
Commercial Metals Co.	10,345	171
Crown Holdings, Inc. *	5,620	141
Cytec Industries, Inc.	1,720	43
Domtar Corp. *	17,191	326
E.I. du Pont de Nemours & Co.	43,045	1,331
Eastman Chemical Co.	4,960	246
Ecolab, Inc.	4,560	189
FMC Corp.	1,640	80
Freeport-McMoRan Copper & Gold, Inc.	14,885	898
Graphic Packaging Holding Co. *	43,695	93
Greif, Inc., Class A	1,212	62
Huntsman Corp.	51,915	319
International Flavors & Fragrances, Inc.	2,535	89
International Paper Co.	83,195	1,565
Louisiana-Pacific Corp. *	44,685	189
Martin Marietta Materials, Inc.	1,110	96
MeadWestvaco Corp.	17,140	334
Monsanto Co.	4,795	403
Nalco Holding Co.	8,370	148
Newmont Mining Corp.	6,110	253
Nucor Corp.	12,680	564
Olin Corp.	4,855	67
Owens-Illinois, Inc. *	10,745	365
Packaging Corp. of America	5,445	107
Pactiv Corp. *	6,060	153
PolyOne Corp. *	25,500	109
PPG Industries, Inc.	6,900	379
Praxair, Inc.	4,485	351
Reliance Steel & Aluminum Co.	4,120	139
Rockwood Holdings, Inc. *	12,300	220
RPM International, Inc.	7,465	119
Sealed Air Corp.	8,875	163
Sigma-Aldrich Corp.	2,530	128
Silgan Holdings, Inc.	1,220	61
Sonoco Products Co.	6,255	166
Southern Copper Corp.	13,365	344
Steel Dynamics, Inc.	13,650	223
Temple-Inland, Inc.	28,645	449
Terra Industries, Inc.	2,000	58
The Dow Chemical Co.	192,500	4,075
The Lubrizol Corp.	4,135	240
The Mosaic Co.	4,110	214
The Scotts Miracle-Gro Co., Class A	2,420	95
The Valspar Corp.	4,050	103
United States Steel Corp.	19,595	779
Vulcan Materials Co.	4,223	201
Westlake Chemical Corp.	2,600	65
Weyerhaeuser Co.	20,380	714
Worthington Industries, Inc.	7,065	93

		22,136
Media 3.5%
Belo Corp., Class A	60,480	174
Cablevision Systems Corp., Class A	4,865	100
CBS Corp., Class B	162,190	1,328
Central European Media Enterprises Ltd., Class A *	6,300	133
Cinemark Holdings, Inc.	5,400	60
Clear Channel Outdoor Holdings, Inc., Class A *	32,770	188
Comcast Corp., Class A	82,340	1,224
Comcast Corp., Special Class A	31,320	438

6

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Discovery Communications, Inc., Series A *	2,767	68
Discovery Communications, Inc., Series C *	4,407	99
DISH Network Corp., Class A *	18,570	315
Gannett Co., Inc.	100,830	706
Interactive Data Corp.	2,000	45
Lamar Advertising Co., Class A *	15,920	335
Liberty Global, Inc., Series A *	11,610	243
Liberty Global, Inc., Series C *	11,270	235
Liberty Media Corp. — Capital, Series A *	41,217	601
Live Nation, Inc. *	16,545	97
Meredith Corp.	3,300	87
News Corp., Class A	112,420	1,161
News Corp., Class B	31,290	376
Omnicom Group, Inc.	10,804	367
RCN Corp. *	12,000	87
Regal Entertainment Group, Class A	17,685	220
Scholastic Corp.	4,500	101
Scripps Networks Interactive, Class A	3,245	105
The DIRECTV Group, Inc. *	15,840	410
The E.W. Scripps Co., Class A	61,515	247
The Interpublic Group of Cos., Inc. *	32,005	167
The McClatchy Co., Class A	44,080	101
The McGraw-Hill Cos., Inc.	10,180	319
The New York Times Co., Class A	16,600	131
The Walt Disney Co.	66,350	1,667
The Washington Post Co., Class B	100	45
Time Warner Cable, Inc.	19,509	645
Time Warner, Inc.	80,888	2,156
Viacom, Inc., Class B *	23,700	549
Virgin Media, Inc.	38,310	400
Warner Music Group Corp. *	22,210	125

		15,855
Pharmaceuticals, Biotechnology & Life Sciences 3.7%
Abbott Laboratories	18,645	839
Allergan, Inc.	3,130	167
Amgen, Inc. *	16,655	1,038
Biogen Idec, Inc. *	3,450	164
Bristol-Myers Squibb Co.	49,050	1,066
Cephalon, Inc. *	3,235	190
Charles River Laboratories International, Inc. *	3,420	113
Covance, Inc. *	1,220	67
Covidien plc	10,070	381
Eli Lilly & Co.	28,355	989
Endo Pharmaceuticals Holdings, Inc. *	2,300	48
Forest Laboratories, Inc. *	6,455	167
Genzyme Corp. *	2,750	143
Gilead Sciences, Inc. *	3,860	189
Johnson & Johnson	44,095	2,685
King Pharmaceuticals, Inc. *	16,900	153
Life Technologies Corp. *	2,019	92
Merck & Co., Inc.	64,815	1,945
Mettler-Toledo International, Inc. *	1,500	126
Mylan, Inc. *	10,575	139
Pfizer, Inc.	261,820	4,171
Schering-Plough Corp.	17,090	453
Thermo Fisher Scientific, Inc. *	9,445	428
Warner Chilcott Ltd., Class A *	11,700	177
Waters Corp. *	2,000	100
Watson Pharmaceuticals, Inc. *	2,665	93
Wyeth	18,040	840

		16,963
Real Estate 1.9%
Alexandria Real Estate Equities, Inc.	1,264	48
AMB Property Corp.	8,740	173
Annaly Capital Management, Inc.	9,085	153
Apartment Investment & Management Co., Class A	20,454	192
AvalonBay Communities, Inc.	2,399	140
Boston Properties, Inc.	6,890	364
Brandywine Realty Trust	18,125	148
BRE Properties, Inc.	1,720	41
Camden Property Trust	3,720	110
CB Richard Ellis Group, Inc., Class A *	34,630	377
CBL & Associates Properties, Inc.	39,436	234
Colonial Properties Trust	17,525	140
Cousins Properties, Inc.	5,510	47
DCT Industrial Trust, Inc.	13,300	61
Developers Diversified Realty Corp.	41,852	235
Douglas Emmett, Inc.	5,900	60
Duke Realty Corp.	15,975	152
Equity One, Inc.	1,880	28
Equity Residential	12,445	299
Federal Realty Investment Trust	1,870	107
First Industrial Realty Trust, Inc.	19,930	84
HCP, Inc.	6,665	172
Health Care REIT, Inc.	2,430	97
Healthcare Realty Trust, Inc.	3,435	67
Highwoods Properties, Inc.	3,535	90
Hospitality Properties Trust	8,455	133
Host Hotels & Resorts, Inc.	57,285	520
HRPT Properties Trust	26,850	129
iStar Financial, Inc. *	74,370	181
Jones Lang LaSalle, Inc.	2,500	95
Kimco Realty Corp.	22,360	220
Liberty Property Trust	4,850	135
Mack-Cali Realty Corp.	5,950	166
Nationwide Health Properties, Inc.	3,435	100
Plum Creek Timber Co., Inc.	4,595	144
Potlatch Corp.	3,220	95
ProLogis	65,360	574
Public Storage	3,330	242
Rayonier, Inc.	3,335	130
Realty Income Corp.	2,740	65
Redwood Trust, Inc.	4,125	67

7

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Regency Centers Corp.	3,020	97
Senior Housing Properties Trust	3,440	64
Simon Property Group, Inc.	9,632	537
SL Green Realty Corp.	9,307	240
The Macerich Co.	6,232	123
UDR, Inc.	7,187	75
Ventas, Inc.	4,725	167
Vornado Realty Trust	7,657	391
Weingarten Realty Investors	7,535	116

		8,425
Retailing 4.3%
Abercrombie & Fitch Co., Class A	3,810	109
Advance Auto Parts, Inc.	1,045	48
Amazon.com, Inc. *	2,450	210
American Eagle Outfitters, Inc.	6,935	100
AnnTaylor Stores Corp. *	3,430	41
Asbury Automotive Group, Inc.	21,445	300
AutoNation, Inc. *	19,915	412
AutoZone, Inc. *	723	111
Barnes & Noble, Inc.	5,240	121
Bed Bath & Beyond, Inc. *	7,265	252
Best Buy Co., Inc.	14,950	559
Big Lots, Inc. *	4,465	103
Blockbuster, Inc., Class A *	109,375	80
Borders Group, Inc. *	96,160	382
Cabela’s, Inc. *	3,800	62
CarMax, Inc. *	11,440	185
Charming Shoppes, Inc. *	73,190	353
Chico’s FAS, Inc. *	8,400	96
Collective Brands, Inc. *	6,340	101
Core-Mark Holding Co., Inc. *	5,100	137
Dick’s Sporting Goods, Inc. *	3,200	64
Dillard’s, Inc., Class A	31,275	332
Dollar Tree, Inc. *	2,045	94
Expedia, Inc. *	18,030	373
Family Dollar Stores, Inc.	3,675	115
Foot Locker, Inc.	12,295	136
GameStop Corp., Class A *	3,190	70
Genuine Parts Co.	6,900	244
Group 1 Automotive, Inc.	4,335	128
HSN, Inc. *	21,700	220
J.C. Penney Co., Inc.	21,300	642
Kohl’s Corp. *	9,795	476
Liberty Media Corp. — Interactive Class A *	95,920	639
Limited Brands, Inc.	28,820	373
Lowe’s Cos., Inc.	52,355	1,176
Macy’s, Inc.	58,720	817
Nordstrom, Inc.	10,055	266
O’Reilly Automotive, Inc. *	2,130	87
Office Depot, Inc. *	241,050	1,097
OfficeMax, Inc.	34,455	321
Penske Automotive Group, Inc.	20,495	424
PetSmart, Inc.	5,140	115
RadioShack Corp.	8,880	138
Rent-A-Center, Inc. *	5,170	107
Ross Stores, Inc.	2,545	112
Saks, Inc. *	56,235	288
Sears Holdings Corp. *	17,321	1,149
Sonic Automotive, Inc., Class A	60,360	742
Staples, Inc.	18,550	390
Target Corp.	32,795	1,431
The Gap, Inc.	28,875	471
The Home Depot, Inc.	71,696	1,860
The Sherwin-Williams Co.	2,845	164
The TJX Cos., Inc.	10,830	392
Ticketmaster Entertainment, Inc. *	11,849	96
Tiffany & Co.	3,535	105
Tractor Supply Co. *	2,000	96
TravelCenters of America LLC *	12,600	31
Williams-Sonoma, Inc.	8,045	113
Zale Corp. *	20,745	123

		19,779
Semiconductors & Semiconductor Equipment 1.6%
Advanced Micro Devices, Inc. *	58,730	215
Altera Corp.	9,850	184
Amkor Technology, Inc. *	35,680	223
Analog Devices, Inc.	5,965	163
Applied Materials, Inc.	33,425	461
Atmel Corp. *	12,090	51
Broadcom Corp., Class A *	6,745	191
Fairchild Semiconductor International, Inc. *	13,760	122
Intel Corp.	153,110	2,947
International Rectifier Corp. *	3,825	63
KLA-Tencor Corp.	6,280	200
Lam Research Corp. *	4,000	120
Linear Technology Corp.	2,555	69
LSI Corp. *	23,040	119
Marvell Technology Group Ltd. *	10,430	139
MEMC Electronic Materials, Inc. *	5,800	102
Microchip Technology, Inc.	4,480	121
Micron Technology, Inc. *	83,375	533
National Semiconductor Corp.	12,950	195
Novellus Systems, Inc. *	4,000	78
NVIDIA Corp. *	12,537	162
Teradyne, Inc. *	10,150	80
Texas Instruments, Inc.	33,870	815
Xilinx, Inc.	3,860	84

		7,437
Software & Services 3.3%
Accenture Ltd., Class A	11,995	421
ACI Worldwide, Inc. *	5,500	83
Activision Blizzard, Inc. *	9,100	104
Adobe Systems, Inc. *	6,240	202
Affiliated Computer Services, Inc., Class A *	3,055	145
Alliance Data Systems Corp. *	1,580	81
Autodesk, Inc. *	2,300	50
Automatic Data Processing, Inc.	9,380	349
BMC Software, Inc. *	2,040	69
Broadridge Financial Solutions, Inc.	4,587	79
CA, Inc.	7,505	159
CACI International, Inc., Class A *	1,700	79

8

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Cadence Design Systems, Inc. *	16,375	97
Citrix Systems, Inc. *	2,470	88
Cognizant Technology Solutions Corp., Class A *	2,600	77
Computer Sciences Corp. *	10,545	508
Convergys Corp. *	10,165	109
DST Systems, Inc. *	2,000	89
eBay, Inc. *	29,375	624
Electronic Arts, Inc. *	8,150	175
Fidelity National Information Services, Inc.	6,920	162
Fiserv, Inc. *	4,050	192
Google, Inc., Class A *	2,341	1,037
Hewitt Associates, Inc., Class A *	3,150	94
IAC/InterActiveCorp *	17,162	316
InfoSpace, Inc. *	9,900	72
Intuit, Inc. *	4,455	132
Lender Processing Services, Inc.	1,860	64
MasterCard, Inc., Class A	868	168
McAfee, Inc. *	2,135	95
Metavante Technologies, Inc. *	2,595	80
Microsoft Corp.	250,515	5,892
Oracle Corp.	57,060	1,263
Paychex, Inc.	5,360	142
Perot Systems Corp., Class A *	4,455	71
SAIC, Inc. *	8,300	150
Symantec Corp. *	20,445	305
Synopsys, Inc. *	2,100	42
Total System Services, Inc.	6,070	89
VeriSign, Inc. *	3,160	65
Visa, Inc., Class A	8,400	550
VMware, Inc., Class A *	3,000	97
Western Union Co.	7,710	135
Wright Express Corp. *	5,400	153
Yahoo!, Inc. *	21,305	305

		15,259
Technology Hardware & Equipment 4.8%
Agilent Technologies, Inc. *	9,905	230
Amphenol Corp., Class A	2,300	77
Anixter International, Inc. *	2,620	90
Apple, Inc. *	8,865	1,448
Arrow Electronics, Inc. *	12,895	332
Avnet, Inc. *	14,280	348
AVX Corp.	5,380	59
Benchmark Electronics, Inc. *	5,140	81
Brocade Communications Systems, Inc. *	15,400	121
Cisco Systems, Inc. *	100,465	2,211
CommScope, Inc. *	5,000	128
Corning, Inc.	30,560	520
Dell, Inc. *	102,810	1,376
Diebold, Inc.	2,630	73
EMC Corp. *	44,710	673
Harris Corp.	2,725	85
Harris Stratex Networks, Inc., Class A *	676	5
Hewlett-Packard Co.	64,475	2,792
Ingram Micro, Inc., Class A *	30,055	506
Insight Enterprises, Inc. *	21,200	218
International Business Machines Corp.	22,395	2,641
Jabil Circuit, Inc.	34,995	321
JDS Uniphase Corp. *	14,700	86
Juniper Networks, Inc. *	11,770	308
Lexmark International, Inc., Class A *	5,745	83
Molex, Inc.	2,930	52
Molex, Inc., Class A	2,930	49
Motorola, Inc.	208,820	1,495
NCR Corp. *	13,845	179
NetApp, Inc. *	5,230	118
QUALCOMM, Inc.	16,985	785
SanDisk Corp. *	15,065	268
Sanmina-SCI Corp. *	504,495	308
Seagate Technology	56,135	676
Sun Microsystems, Inc. *	59,353	544
SYNNEX Corp. *	3,720	106
Tech Data Corp. *	15,240	532
Tellabs, Inc. *	22,760	132
Teradata Corp. *	2,900	71
Tyco Electronics Ltd.	38,615	829
Vishay Intertechnology, Inc. *	40,040	285
Western Digital Corp. *	9,600	290
Xerox Corp.	59,550	488

		22,019
Telecommunication Services 2.8%
American Tower Corp., Class A *	3,265	111
AT&T, Inc.	193,185	5,067
CenturyTel, Inc.	13,350	419
Crown Castle International Corp. *	4,180	120
Frontier Communications Corp.	26,160	183
iBasis, Inc. *	4,500	9
iPCS, Inc. *	5,700	103
Leap Wireless International, Inc. *	7,000	168
Level 3 Communications, Inc. *	109,000	134
MetroPCS Communications, Inc. *	15,200	180
Millicom International Cellular S.A. *	2,000	148
NII Holdings, Inc. *	6,770	156
Qwest Communications International, Inc.	91,580	354
Sprint Nextel Corp. *	323,500	1,294
Telephone & Data Systems, Inc.	4,600	118
United States Cellular Corp. *	3,335	120
Verizon Communications, Inc.	125,430	4,023
Windstream Corp.	15,900	139

		12,846
Transportation 3.1%
Alaska Air Group, Inc. *	2,225	51
Alexander & Baldwin, Inc.	2,820	82
AMERCO *	1,820	82
AMR Corp. *	74,820	400
Avis Budget Group, Inc. *	576,490	4,929
Burlington Northern Santa Fe Corp.	9,820	772

9

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

C.H. Robinson Worldwide, Inc.	3,180	173
Con-way, Inc.	3,830	174
Continental Airlines, Inc., Class B *	16,470	184
CSX Corp.	13,670	548
Delta Air Lines, Inc. *	74,600	517
Expeditors International of Washington, Inc.	3,325	113
FedEx Corp.	14,662	995
Hertz Global Holdings, Inc. *	124,200	1,172
J.B. Hunt Transport Services, Inc.	2,845	80
JetBlue Airways Corp. *	13,890	71
Kansas City Southern *	5,390	110
Norfolk Southern Corp.	12,250	530
Ryder System, Inc.	5,710	201
SkyWest, Inc.	3,700	47
Southwest Airlines Co.	31,575	248
UAL Corp. *	48,900	201
Union Pacific Corp.	14,756	849
United Parcel Service, Inc., Class B	27,980	1,503
US Airways Group, Inc. *	28,350	83
Werner Enterprises, Inc.	3,940	71
YRC Worldwide, Inc. *	58,555	82

		14,268
Utilities 3.8%
AGL Resources, Inc.	2,640	89
Allegheny Energy, Inc.	4,055	102
Alliant Energy Corp.	5,075	133
Ameren Corp.	13,690	348
American Electric Power Co., Inc.	15,445	478
American Water Works Co., Inc.	5,300	104
Aqua America, Inc.	4,200	76
Atmos Energy Corp.	5,160	140
Black Hills Corp.	2,825	73
Calpine Corp. *	9,050	117
CenterPoint Energy, Inc.	19,370	233
CMS Energy Corp.	11,310	146
Consolidated Edison, Inc.	8,825	347
Constellation Energy Group, Inc.	18,180	522
Dominion Resources, Inc.	15,710	531
DPL, Inc.	4,020	96
DTE Energy Co.	10,665	368
Duke Energy Corp.	66,145	1,024
Dynegy, Inc., Class A *	96,200	193
Edison International	16,890	546
Energen Corp.	3,210	133
Entergy Corp.	5,917	475
EQT Corp.	2,180	84
Exelon Corp. *	13,955	710
FirstEnergy Corp.	13,890	572
FPL Group, Inc.	11,180	634
Great Plains Energy, Inc.	8,270	132
Hawaiian Electric Industries, Inc.	5,170	92
IDACORP, Inc.	1,840	51
Integrys Energy Group, Inc.	4,935	167
MDU Resources Group, Inc.	8,680	175
Mirant Corp. *	12,345	223
National Fuel Gas Co.	2,845	115
New Jersey Resources Corp.	1,380	53
Nicor, Inc.	2,240	82
NiSource, Inc.	27,735	358
Northeast Utilities	8,415	194
NRG Energy, Inc. *	10,860	296
NSTAR	6,680	214
NV Energy, Inc.	13,500	155
OGE Energy Corp.	4,965	149
ONEOK, Inc.	6,510	215
Pepco Holdings, Inc.	13,565	195
PG&E Corp.	14,115	570
Piedmont Natural Gas Co., Inc.	7,450	183
Pinnacle West Capital Corp.	5,785	185
PNM Resources, Inc.	10,195	124
Portland General Electric Co.	5,045	96
PPL Corp.	12,555	424
Progress Energy, Inc.	12,365	488
Public Service Enterprise Group, Inc.	17,880	580
Questar Corp.	3,650	121
RRI Energy, Inc. *	61,240	328
SCANA Corp.	5,085	180
Sempra Energy	8,115	425
Southern Co.	16,935	532
Southwest Gas Corp.	2,425	59
TECO Energy, Inc.	11,825	160
The AES Corp. *	62,040	793
UGI Corp.	4,220	112
Unisource Energy Corp.	1,500	41
Vectren Corp.	3,165	78
Westar Energy, Inc.	4,370	86
WGL Holdings, Inc.	1,945	64
Wisconsin Energy Corp.	3,320	143
Xcel Energy, Inc.	13,990	279

		17,191

Total Common Stock (Cost $539,718)		450,056

Other Investment Company 1.0% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	4,836,099	4,836

Total Other Investment Company (Cost $4,836)		4,836

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U. S. Treasury Bill
0.16%, 09/17/09 (a)	461	461
0.14%, 09/17/09 (a)	400	400

Total Short-Term Investments (Cost $861)		861

10

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09 tax basis cost of the fund’s investments was $558,339 and the unrealized appreciation and depreciation were $16,169 and ($118,755), respectively, with a net unrealized depreciation of ($102,586).

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Issuer is affiliated with the fund’s adviser.
REIT — Real Estate Investment Trust
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 09/18/09	110	5,414	586
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which

11

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$450,056	$—	$—	$450,056

Other Investment Company — (a)	4,836	—	—	4,836

Short-Term Investment — (a)	—	861	—	861

Total	$454,892	$861	$—	$455,753

Other Financial Instruments Futures Contract *	$586	$—	$—	$586

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
REG46846JUL09 — 00

12

Schwab Capital Trust
Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.4%	Common Stock	255,736	270,900
1.3%	Other Investment Company	3,475	3,475
0.0%	Preferred Stock	43	34
0.0%	Rights	3	1
0.2%	Short-Term Investments	535	535

99.9%	Total Investments	259,792	274,945
0.1%	Other Assets and Liabilities, Net		254

100.0%	Net Assets		275,199

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.4% of net assets

Automobiles & Components 1.3%
Drew Industries, Inc. *	11,195	215
Gentex Corp.	28,710	430
Modine Manufacturing Co.	182,155	1,393
Spartan Motors, Inc.	25,200	176
Standard Motor Products, Inc.	49,900	557
Stoneridge, Inc. *	59,900	266
Superior Industries International, Inc.	16,360	258
Winnebago Industries, Inc.	30,465	321

		3,616
Banks 6.7%
1st Source Corp.	6,440	106
AMCORE Financial, Inc.	66,081	60
Anchor BanCorp Wisconsin, Inc.	30,045	41
Arrow Financial Corp.	821	23
BancFirst Corp.	1,775	64
Banco Latinoamericano de Exportaciones, S.A., Class E	23,100	297
BancTrust Financial Group, Inc.	500	1
Bank Mutual Corp.	6,760	67
Bank of Granite Corp. *	13,000	29
BankAtlantic Bancorp, Inc., Class A	87,900	369
BankFinancial Corp.	4,200	45
Banner Corp.	22,560	90
Beneficial Mutual Bancorp, Inc. *	7,950	71
Berkshire Hills Bancorp, Inc.	3,250	74
Boston Private Financial Holdings, Inc.	21,540	99
Brookline Bancorp, Inc.	20,310	237
Capital City Bank Group, Inc.	4,895	78
Capitol Bancorp Ltd.	15,880	70
Capitol Federal Financial	2,000	74
Cathay General Bancorp	23,100	211
Central Pacific Financial Corp.	26,345	57
Chemical Financial Corp.	7,130	155
Citizens Republic Bancorp, Inc. *	348,500	199
City Bank	45,380	105
City Holding Co.	4,390	141
CoBiz Financial, Inc.	3,000	14
Columbia Banking System, Inc.	11,735	142
Community Bancorp *	26,000	18
Community Bank System, Inc.	8,870	161
Community Trust Bancorp, Inc.	1,895	51
Corus Bankshares, Inc. *	310,125	78
Cullen/Frost Bankers, Inc.	6,080	292
CVB Financial Corp.	25,480	192
Dime Community Bancshares	10,850	131
East West Bancorp, Inc.	39,825	352
F.N.B. Corp.	46,903	364
Farmers Capital Bank Corp.	3,270	67
Federal Agricultural Mortgage Corp., Class C	21,600	133
Financial Institutions, Inc.	8,705	128
First BanCorp Puerto Rico	55,990	174
First Busey Corp.	10,815	68
First Citizens BancShares, Inc., Class A	2,218	315
First Commonwealth Financial Corp.	23,890	159
First Community Bancshares, Inc.	3,175	43
First Financial Bancorp	13,790	119
First Financial Bankshares, Inc.	2,000	105
First Financial Corp.	2,400	78
First Financial Holdings, Inc.	10,145	145
First Merchants Corp.	7,265	57
First Midwest Bancorp, Inc.	35,095	293
First Niagara Financial Group, Inc.	12,835	169
First Place Financial Corp.	17,700	49
First State Bancorp *	34,100	35
Flagstar Bancorp, Inc. *	158,504	143
Flushing Financial Corp.	9,455	100
Frontier Financial Corp.	51,655	46
Glacier Bancorp, Inc.	7,680	120
Greene Bancshares, Inc.	4,016	24
Guaranty Bancorp *	22,530	40
Hancock Holding Co.	6,850	277
Hanmi Financial Corp. *	41,970	74
Harleysville National Corp.	16,825	92
Heartland Financial USA, Inc.	5,450	92
IBERIABANK Corp.	3,550	166
Independent Bank Corp.	5,595	119
Independent Bank Corp., Michigan	40,960	72
Integra Bank Corp.	66,545	104
International Bancshares Corp.	15,112	199

1

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Intervest Bancshares Corp., Class A *	4,000	13
Investors Bancorp, Inc. *	10,065	100
Irwin Financial Corp. *	43,575	28
Kearny Financial Corp.	6,000	68
Lakeland Bancorp, Inc.	7,837	71
M&T Bank Corp.	1,898	111
Macatawa Bank Corp. *	15,700	43
MainSource Financial Group, Inc.	7,000	47
MB Financial, Inc.	13,145	181
Midwest Banc Holdings, Inc. *	8,220	5
Nara Bancorp, Inc.	6,080	36
NASB Financial, Inc.	1,303	35
National Penn Bancshares, Inc.	15,323	76
NBT Bancorp, Inc.	5,455	125
NewAlliance Bancshares, Inc.	21,275	261
Northwest Bancorp, Inc.	3,330	68
OceanFirst Financial Corp.	3,700	45
Ocwen Financial Corp. *	15,745	224
Old National Bancorp	10,125	114
Old Second Bancorp, Inc.	3,375	17
Oriental Financial Group, Inc.	42,535	600
Oritani Financial Corp.	7,100	97
Pacific Capital Bancorp	25,970	55
PacWest Bancorp	8,680	140
Park National Corp.	4,510	287
Peoples Bancorp, Inc.	3,475	64
PrivateBancorp, Inc.	7,615	189
Prosperity Bancshares, Inc.	4,500	151
Provident Financial Services, Inc.	21,290	252
Provident New York Bancorp	10,185	99
Renasant Corp.	7,200	107
Republic Bancorp, Inc., Class A	6,100	147
Royal Bancshares of Pennsylvania, Inc., Class A *	13,400	27
S&T Bancorp, Inc.	6,590	90
S.Y. Bancorp, Inc.	1,115	27
Sandy Spring Bancorp, Inc.	5,795	94
Santander BanCorp *	7,640	46
SCBT Financial Corp.	4,000	103
Seacoast Banking Corp. of Florida	4,890	11
Signature Bank *	5,180	153
Simmons First National Corp., Class A	3,800	114
Southwest Bancorp, Inc.	5,100	51
StellarOne Corp.	8,042	119
Sterling Bancorp	8,495	69
Sterling Bancshares, Inc.	28,925	233
Sterling Financial Corp.	109,940	307
Suffolk Bancorp	2,315	68
Sun Bancorp, Inc. *	5,431	24
Superior Bancorp *	12,900	36
SVB Financial Group *	12,275	433
Taylor Capital Group, Inc. *	9,900	68
Texas Capital Bancshares, Inc. *	12,420	206
TFS Financial Corp.	7,280	81
The South Financial Group, Inc.	324,920	523
TierOne Corp. *	20,885	48
Tompkins Financial Corp.	1,665	74
Tree.com, Inc. *	10,680	107
Triad Guaranty, Inc. *	28,705	25
TriCo Bancshares	5,900	98
TrustCo Bank Corp. NY	28,910	182
Trustmark Corp.	14,260	284
UCBH Holdings, Inc.	138,300	167
UMB Financial Corp.	3,201	134
Umpqua Holdings Corp.	9,690	94
Union Bankshares Corp.	4,900	76
United Bankshares, Inc.	13,295	269
United Community Banks, Inc. *	40,786	274
United Community Financial Corp. *	22,581	31
Univest Corp. of Pennsylvania	4,600	119
Washington Trust Bancorp, Inc.	4,885	89
Waterstone Financial, Inc. *	3,716	19
WesBanco, Inc.	9,590	160
West Bancorp	5,700	34
West Coast Bancorp	40,465	100
Westamerica Bancorp	4,870	254
Western Alliance Bancorp *	13,665	95
Westfield Financial, Inc.	8,827	86
Whitney Holding Corp.	22,020	193
Wintrust Financial Corp.	14,240	372
WSFS Financial Corp.	2,135	57

		18,543
Capital Goods 8.2%
A.O. Smith Corp.	8,560	334
AAON, Inc.	4,080	80
AAR CORP. *	12,680	243
Aceto Corp.	9,100	64
Actuant Corp., Class A	21,500	276
Alamo Group, Inc.	3,400	47
Albany International Corp., Class A	19,470	268
Altra Holdings, Inc. *	16,200	142
American Railcar Industries, Inc.	7,250	60
American Science & Engineering, Inc.	1,200	84
American Woodmark Corp.	5,595	131
Ameron International Corp.	1,540	115
Ampco-Pittsburgh Corp.	2,460	56
Apogee Enterprises, Inc.	9,895	144
Applied Industrial Technologies, Inc.	12,420	275
Argon ST, Inc. *	1,165	22
Astec Industries, Inc. *	4,550	123
Badger Meter, Inc.	2,000	74
Baldor Electric Co.	15,850	408
Barnes Group, Inc.	14,465	204
Beacon Roofing Supply, Inc. *	18,980	318
Belden, Inc.	23,740	416
Blount International, Inc. *	12,005	112
Brady Corp., Class A	16,155	475
Bucyrus International, Inc.	11,950	352
Builders FirstSource, Inc. *	82,755	485
Cascade Corp.	3,755	92
Ceradyne, Inc. *	8,230	149

2

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Chart Industries, Inc. *	15,710	303
China Technology Development Group Corp. *	37,280	98
CIRCOR International, Inc.	3,590	83
CLARCOR, Inc.	6,025	200
Coleman Cable, Inc. *	25,300	84
Colfax Corp. *	2,500	24
Columbus McKinnon Corp. *	10,460	151
Commercial Vehicle Group, Inc. *	77,660	156
Cubic Corp.	3,690	145
Curtiss-Wright Corp.	7,905	261
Ducommun, Inc.	3,200	55
Dycom Industries, Inc. *	36,870	469
DynCorp International, Inc., Class A *	11,585	235
Encore Wire Corp.	5,040	109
Energy Conversion Devices, Inc. *	4,630	66
EnerSys *	21,655	429
EnPro Industries, Inc. *	9,470	169
ESCO Technologies, Inc. *	3,900	160
Esterline Technologies Corp. *	9,890	281
Evergreen Solar, Inc. *	44,100	93
Federal Signal Corp.	26,500	235
First Solar, Inc. *	680	105
Franklin Electric Co., Inc.	4,080	132
FreightCar America, Inc.	4,035	81
Gibraltar Industries, Inc.	15,855	123
Graco, Inc.	9,740	241
GrafTech International Ltd. *	25,230	346
Great Lakes Dredge & Dock Co.	27,000	156
Griffon Corp. *	27,208	262
H&E Equipment Services, Inc. *	16,920	180
Hardinge, Inc.	13,700	54
HEICO Corp.	3,260	120
HEICO Corp., Class A	3,195	90
Herley Industries, Inc. *	5,600	68
Hexcel Corp. *	33,585	343
Houston Wire & Cable Co.	8,200	88
Hurco Cos., Inc. *	700	14
IDEX Corp.	9,642	263
II-VI, Inc. *	3,165	76
Insituform Technologies, Inc., Class A *	8,215	151
Insteel Industries, Inc.	6,400	65
Integrated Electrical Services, Inc. *	11,600	106
Interline Brands, Inc. *	12,560	213
John Bean Technologies Corp.	11,640	161
Kadant, Inc. *	4,100	46
Kaman Corp.	12,880	247
Kaydon Corp.	4,335	142
KHD Humboldt Wedag International Ltd. *	7,600	72
L.B. Foster Co., Class A *	2,880	86
Ladish Co., Inc. *	7,880	87
Lawson Products, Inc.	1,930	32
Layne Christensen Co. *	6,400	152
LSI Industries, Inc.	8,900	58
Lydall, Inc. *	29,200	95
MasTec, Inc. *	10,610	110
Michael Baker Corp. *	3,400	145
NACCO Industries, Inc., Class A	11,540	486
NCI Building Systems, Inc. *	44,905	177
NN, Inc.	76,800	187
Nordson Corp.	5,575	250
Northwest Pipe Co. *	2,300	80
Orbital Sciences Corp. *	9,155	124
Orion Marine Group, Inc. *	4,940	110
Otter Tail Corp.	10,880	254
Pike Electric Corp. *	6,820	72
Polypore International, Inc. *	21,400	264
Powell Industries, Inc. *	1,770	63
Preformed Line Products Co.	544	19
Quanex Building Products Corp.	7,550	90
Raven Industries, Inc.	4,265	122
RBC Bearings, Inc. *	1,500	36
Regal-Beloit Corp.	8,225	381
Robbins & Myers, Inc.	4,800	100
Rush Enterprises, Inc., Class A *	10,960	144
Rush Enterprises, Inc., Class B *	3,000	33
Sauer-Danfoss, Inc.	15,740	83
Simpson Manufacturing Co., Inc.	8,085	230
Standex International Corp.	7,950	100
Stanley, Inc. *	3,000	92
SunPower Corp., Class A *	2,100	68
SunPower Corp., Class B *	2,769	76
TAL International Group, Inc.	15,690	174
Tecumseh Products Co., Class A *	36,030	295
Teledyne Technologies, Inc. *	9,690	317
Tennant Co.	7,580	166
Textainer Group Holdings Ltd.	11,150	134
The Gorman-Rupp Co.	2,600	58
The Greenbrier Cos., Inc.	29,620	311
The L.S. Starrett Co., Class A	1,400	12
The Middleby Corp. *	2,708	132
The Toro Co.	9,910	344
Thermadyne Holdings Corp. *	36,000	172
Titan International, Inc.	17,275	129
Titan Machinery, Inc. *	600	7
TransDigm Group, Inc. *	3,030	116
Tredegar Corp.	7,975	117
Trex Co., Inc. *	3,300	54
TriMas Corp. *	51,250	222
Triumph Group, Inc.	3,830	153
Tutor Perini Corp. *	11,780	217
Twin Disc, Inc.	6,400	56
Universal Forest Products, Inc.	7,470	333
Valmont Industries, Inc.	3,350	241
Vicor Corp.	9,661	76
Wabash National Corp.	28,245	23
Wabtec Corp.	4,960	167
Watsco, Inc.	6,545	343
Watts Water Technologies, Inc., Class A	13,855	365
Willis Lease Finance Corp. *	200	3

3

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Woodward Governor Co.	9,000	177
Xerium Technologies, Inc. *	13,455	15

		22,635
Commercial & Professional Supplies 4.6%
ABM Industries, Inc.	16,310	344
Acco Brands Corp. *	234,945	1,027
Administaff, Inc.	6,660	167
American Reprographics Co. *	20,050	173
AMREP Corp. *	1,000	13
ATC Technology Corp. *	6,785	142
Bowne & Co., Inc.	73,724	592
Casella Waste Systems, Inc., Class A *	54,800	151
CBIZ, Inc. *	14,595	96
CDI Corp.	12,960	165
Cenveo, Inc. *	49,375	239
Clean Harbors, Inc. *	3,265	170
Comfort Systems USA, Inc.	11,300	133
CompX International, Inc.	1,000	6
COMSYS IT Partners, Inc. *	25,000	175
Consolidated Graphics, Inc. *	11,520	211
Copart, Inc. *	6,265	221
Cornell Cos., Inc. *	5,300	91
CoStar Group, Inc. *	2,140	79
Courier Corp.	1,755	29
CRA International, Inc. *	2,745	74
Diamond Management & Technology Consultants, Inc.	12,100	65
EnergySolutions, Inc.	45,500	392
Ennis, Inc.	10,440	154
First Advantage Corp., Class A *	14,200	231
FTI Consulting, Inc. *	5,845	318
G & K Services, Inc., Class A	7,290	166
Healthcare Services Group, Inc.	5,270	98
Heidrick & Struggles International, Inc.	5,170	106
Herman Miller, Inc.	18,610	309
Hudson Highland Group, Inc. *	31,585	65
Huron Consulting Group, Inc. *	1,600	71
ICT Group, Inc. *	7,300	75
IHS, Inc., Class A *	2,710	135
Interface, Inc., Class A	50,585	351
Intersections, Inc. *	2,000	10
Kforce, Inc. *	16,700	163
Kimball International, Inc., Class B	29,325	199
Knoll, Inc.	26,300	258
Korn/Ferry International *	14,330	199
LECG Corp. *	21,755	80
M&F Worldwide Corp. *	11,333	225
McGrath Rentcorp	6,625	127
Metalico, Inc. *	29,700	135
Mine Safety Appliances Co.	8,725	245
Mobile Mini, Inc. *	11,625	188
Monster Worldwide, Inc. *	26,280	342
Navigant Consulting, Inc. *	6,325	75
Resources Connection, Inc. *	13,060	197
Rollins, Inc.	3,715	68
Schawk, Inc.	2,660	19
School Specialty, Inc. *	11,800	264
Spherion Corp. *	176,510	971
Standard Parking Corp. *	1,600	27
Stericycle, Inc. *	4,490	230
Sykes Enterprises, Inc. *	8,030	160
Team, Inc. *	2,700	39
Tetra Tech, Inc. *	9,095	274
The Advisory Board Co. *	2,530	65
The Corporate Executive Board Co.	6,870	129
The Geo Group, Inc. *	11,110	200
The Standard Register Co.	21,850	77
TrueBlue, Inc. *	19,930	253
Viad Corp.	8,565	152
Waste Connections, Inc. *	9,130	258
Waste Services, Inc. *	5,100	24
Watson Wyatt Worldwide, Inc., Class A	4,215	157
WCA Waste Corp. *	9,700	43

		12,687
Consumer Durables & Apparel 5.2%
American Greetings Corp., Class A	62,100	979
Arctic Cat, Inc.	18,300	113
Bassett Furniture Industries, Inc.	9,400	23
Blyth, Inc.	5,972	253
Brookfield Homes Corp. *	64,900	365
Callaway Golf Co.	18,555	118
Carter’s, Inc. *	6,265	178
Champion Enterprises, Inc. *	58,605	28
Cherokee, Inc.	2,400	49
Columbia Sportswear Co.	2,880	102
Crocs, Inc. *	36,760	126
CSS Industries, Inc.	2,675	62
Deckers Outdoor Corp. *	2,750	186
Ethan Allen Interiors, Inc.	20,365	259
Fossil, Inc. *	8,965	236
G-III Apparel Group Ltd. *	14,900	180
Helen of Troy Ltd. *	10,830	236
Hooker Furniture Corp.	5,200	71
Iconix Brand Group, Inc. *	13,830	242
JAKKS Pacific, Inc. *	15,725	181
K-Swiss, Inc., Class A	10,630	115
Kenneth Cole Productions, Inc., Class A	8,240	66
La-Z-Boy, Inc.	220,620	1,494
Leapfrog Enterprises, Inc. *	57,335	163
Lifetime Brands, Inc.	48,500	201
Lululemon Athletica, Inc. *	6,700	119
M/I Homes, Inc. *	28,200	370
Maidenform Brands, Inc. *	3,600	50
Marine Products Corp.	3,180	18
Meritage Homes Corp. *	27,140	581
Movado Group, Inc.	14,420	206
National Presto Industries, Inc.	1,645	132
Nautilus, Inc. *	45,957	98
Orleans Homebuilders, Inc. *	13,000	43
Oxford Industries, Inc.	37,830	519

4

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Palm Harbor Homes, Inc. *	24,900	57
Perry Ellis International, Inc. *	23,600	182
Phillips-Van Heusen Corp.	15,610	552
Polaris Industries, Inc.	13,880	526
Pool Corp.	14,880	351
RC2 Corp. *	23,120	353
Russ Berrie & Co., Inc. *	81,855	429
Sealy Corp. *	92,770	236
Skechers U.S.A., Inc., Class A *	28,845	399
Skyline Corp.	4,085	99
Stanley Furniture Co., Inc.	200	2
Steinway Musical Instruments, Inc. *	6,500	74
Steven Madden Ltd. *	5,755	185
Tempur-Pedic International, Inc.	22,315	331
The Timberland Co., Class A *	20,100	274
The Warnaco Group, Inc. *	12,180	442
Tupperware Brands Corp.	18,480	630
Under Armour, Inc., Class A *	4,815	117
Unifi, Inc. *	100,300	211
UniFirst Corp.	7,705	300
Volcom, Inc. *	1,700	21
Weyco Group, Inc.	3,700	88
Wolverine World Wide, Inc.	12,990	313

		14,334
Consumer Services 5.2%
Ameristar Casinos, Inc.	9,075	170
Bally Technologies, Inc. *	8,375	303
Benihana, Inc. *	15,300	132
Benihana, Inc., Class A *	24,800	199
Bluegreen Corp. *	75,870	210
Bob Evans Farms, Inc.	14,055	408
Brink’s Home Security Holdings, Inc. *	5,320	159
Buffalo Wild Wings, Inc. *	2,400	97
California Pizza Kitchen, Inc. *	7,900	130
Capella Education Co. *	1,440	93
Carriage Services, Inc. *	21,100	77
Carrols Restaurant Group, Inc. *	21,300	144
CEC Entertainment, Inc. *	6,880	201
Chipotle Mexican Grill, Inc., Class A *	1,060	100
Chipotle Mexican Grill, Inc., Class B *	1,900	155
Choice Hotels International, Inc.	3,240	90
Churchill Downs, Inc.	2,295	86
CKE Restaurants, Inc.	24,865	220
Coinstar, Inc. *	4,225	140
Corinthian Colleges, Inc. *	7,585	117
CPI Corp.	9,800	180
Cracker Barrel Old Country Store, Inc.	10,320	298
Denny’s Corp. *	48,900	113
DeVry, Inc.	2,945	147
DineEquity, Inc.	15,230	376
Dover Downs Gaming & Entertainment, Inc.	17,740	97
Einstein Noah Restaurant Group, Inc. *	6,700	71
Gaylord Entertainment Co. *	29,280	418
Great Wolf Resorts, Inc. *	44,400	120
Hillenbrand, Inc.	7,500	136
International Speedway Corp., Class A	12,650	324
Interval Leisure Group, Inc. *	31,732	335
Isle of Capri Casinos, Inc. *	32,315	384
ITT Educational Services, Inc. *	1,335	130
Jackson Hewitt Tax Service, Inc.	17,545	106
Krispy Kreme Doughnuts, Inc. *	47,135	144
Landry’s Restaurants, Inc. *	19,340	173
LIFE TIME FITNESS, Inc. *	9,585	244
Lincoln Educational Services Corp. *	5,960	121
Lodgian, Inc. *	19,300	25
Luby’s, Inc. *	4,700	21
Matthews International Corp., Class A	4,515	141
McCormick & Schmick’s Seafood Restaurants, Inc. *	23,500	182
Morgans Hotel Group *	36,400	177
Morton’s Restaurant Group, Inc. *	22,800	83
MTR Gaming Group, Inc. *	27,495	101
Multimedia Games, Inc. *	27,380	154
O’Charley’s, Inc.	48,175	501
Orient-Express Hotels Ltd., Class A	50,390	446
P.F. Chang’s China Bistro, Inc. *	7,155	243
Panera Bread Co., Class A *	3,375	186
Papa John’s International, Inc. *	6,310	160
Pinnacle Entertainment, Inc. *	28,275	284
Pre-Paid Legal Services, Inc. *	1,460	71
Red Lion Hotels Corp. *	16,800	88
Red Robin Gourmet Burgers, Inc. *	3,280	61
Ruby Tuesday, Inc. *	162,650	1,217
Ruth’s Hospitality Group, Inc. *	33,200	130
Scientific Games Corp., Class A *	15,470	279
Shuffle Master, Inc. *	3,400	25
Sonic Corp. *	12,880	142
Sotheby’s	25,420	383
Speedway Motorsports, Inc.	5,915	94
Steiner Leisure Ltd. *	3,060	97
Stewart Enterprises, Inc., Class A	44,440	217
Strayer Education, Inc.	400	85
Texas Roadhouse, Inc., Class A *	11,610	129
The Cheesecake Factory, Inc. *	25,635	497
The Marcus Corp.	9,830	124
The Steak n Shake Co. *	12,970	133
Town Sports International Holdings, Inc. *	29,400	99
Universal Technical Institute, Inc. *	5,380	85
Vail Resorts, Inc. *	3,960	113
Weight Watchers International, Inc.	5,092	142

5

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Wendy’s/Arby’s Group, Inc., Class A	26,200	120
WMS Industries, Inc. *	4,712	170

		14,353
Diversified Financials 4.5%
Advance America Cash Advance Centers, Inc.	148,495	820
Advanta Corp., Class A	352	—
Advanta Corp., Class B	104,442	34
Ares Capital Corp.	56,455	510
Asset Acceptance Capital Corp. *	23,910	185
ASTA Funding, Inc.	34,400	221
BGC Partners, Inc., Class A	51,380	235
BlackRock Kelso Capital Corp.	44,108	372
Calamos Asset Management, Inc., Class A	32,415	446
Capital Southwest Corp.	866	71
Cardtronics, Inc. *	20,100	85
Cash America International, Inc.	5,305	142
Cohen & Steers, Inc.	3,340	61
Compass Diversified Holdings	11,460	103
Cowen Group, Inc. *	11,000	81
Credit Acceptance Corp. *	2,675	71
Dollar Financial Corp. *	13,625	214
Eaton Vance Corp.	16,945	485
Encore Capital Group, Inc. *	13,755	170
Evercore Partners, Inc., Class A	5,400	106
EZCORP, Inc., Class A *	10,300	130
FBR Capital Markets Corp. *	41,800	214
FCStone Group, Inc. *	98,220	549
Financial Federal Corp.	6,110	124
First Cash Financial Services, Inc. *	1,090	21
GAMCO Investors, Inc., Class A	2,935	134
GFI Group, Inc.	32,720	211
Gladstone Capital Corp.	6,600	66
Gladstone Investment Corp.	4,200	23
Greenhill & Co., Inc.	835	63
Hercules Technology Growth Capital, Inc.	14,220	139
HFF, Inc., Class A *	16,200	75
IntercontinentalExchange, Inc. *	3,305	311
Investment Technology Group, Inc. *	8,655	193
Jefferies Group, Inc. *	13,660	312
KBW, Inc. *	4,000	117
Knight Capital Group, Inc., Class A *	15,305	284
Kohlberg Capital Corp.	40,400	240
LaBranche & Co., Inc. *	24,575	93
Lazard Ltd., Class A	9,845	364
Marlin Business Services Corp. *	8,800	59
MCG Capital Corp. *	299,555	1,027
Nelnet, Inc., Class A *	22,640	324
NewStar Financial, Inc. *	48,900	132
NGP Capital Resources Co.	3,200	20
optionsXpress Holdings, Inc.	4,890	88
Patriot Capital Funding, Inc.	38,200	74
Penson Worldwide, Inc. *	13,900	162
PICO Holdings, Inc. *	2,695	82
Piper Jaffray Cos., Inc. *	10,305	473
Portfolio Recovery Associates, Inc. *	3,645	168
Prospect Capital Corp.	11,840	118
Rewards Network, Inc. *	2,451	33
Riskmetrics Group, Inc. *	4,720	86
Sanders Morris Harris Group, Inc.	1,800	11
Stifel Financial Corp. *	2,710	135
SWS Group, Inc.	8,120	112
Teton Advisors, Inc. (b)*	52	—
The First Marblehead Corp. *	134,400	246
Thomas Weisel Partners Group, Inc. *	17,819	76
TICC Capital Corp.	11,400	55
W.P. Carey & Co., LLC	10,425	283
Waddell & Reed Financial, Inc., Class A	13,820	392
World Acceptance Corp. *	5,560	132

		12,363
Energy 6.0%
Adams Resources & Energy, Inc.	4,200	66
Allis-Chalmers Energy, Inc. *	68,000	156
Alpha Natural Resources, Inc. *	11,885	396
Approach Resources, Inc. *	10,300	72
Arena Resources, Inc. *	2,240	73
Atlas America, Inc.	19,008	382
Atlas Energy Resources LLC	9,300	214
ATP Oil & Gas Corp. *	36,885	286
Atwood Oceanics, Inc. *	11,400	329
Basic Energy Services, Inc. *	23,985	162
Berry Petroleum Co., Class A	23,820	565
Bill Barrett Corp. *	3,540	112
Brigham Exploration Co. *	81,435	397
Bristow Group, Inc. *	9,705	321
Bronco Drilling Co., Inc. *	5,205	22
Cabot Oil & Gas Corp.	12,090	425
Cal Dive International, Inc. *	20,043	179
Callon Petroleum Co. *	59,870	101
CARBO Ceramics, Inc.	3,080	128
Carrizo Oil & Gas, Inc. *	5,205	99
Clayton Williams Energy, Inc. *	5,385	104
Comstock Resources, Inc. *	8,255	318
Concho Resources, Inc. *	7,540	231
Contango Oil & Gas Co. *	1,760	82
Copano Energy LLC	16,540	300
Core Laboratories N.V.	1,445	124
Crosstex Energy, Inc.	78,100	302
Dawson Geophysical Co. *	4,600	140
Delta Petroleum Corp. *	59,635	115
DHT Maritime, Inc.	11,900	60
Dresser-Rand Group, Inc. *	13,930	406
Dril-Quip, Inc. *	5,485	232
Edge Petroleum Corp. *	222,400	92
Encore Acquisition Co. *	9,445	336
EXCO Resources, Inc. *	19,365	266
Global Industries Ltd. *	61,165	418

6

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Goodrich Petroleum Corp. *	2,800	72
Gulf Island Fabrication, Inc.	6,900	100
GulfMark Offshore, Inc. *	5,905	189
Gulfport Energy Corp. *	24,400	170
Harvest Natural Resources, Inc. *	19,150	124
Hornbeck Offshore Services, Inc. *	8,880	193
International Coal Group, Inc. *	85,855	266
ION Geophysical Corp. *	109,405	294
James River Coal Co. *	4,100	76
Knightsbridge Tankers Ltd.	11,790	185
Lufkin Industries, Inc.	2,155	98
Matrix Service Co. *	9,900	100
McMoRan Exploration Co. *	39,360	250
NATCO Group, Inc., Class A *	4,000	144
Newpark Resources, Inc. *	33,940	89
Nordic American Tanker Shipping Ltd.	8,585	263
Oceaneering International, Inc. *	8,240	420
Parker Drilling Co. *	102,710	475
Patriot Coal Corp. *	17,100	143
Penn Virginia Corp.	15,000	288
Petroleum Development Corp. *	8,855	149
PetroQuest Energy, Inc. *	31,285	105
PHI, Inc. *	10,785	236
Quicksilver Resources, Inc. *	15,500	178
Rosetta Resources, Inc. *	39,410	409
RPC, Inc.	8,965	74
St. Mary Land & Exploration Co.	16,920	404
StealthGas, Inc.	17,800	96
Superior Well Services, Inc. *	11,000	72
Swift Energy Co. *	35,105	692
T-3 Energy Services, Inc. *	3,500	47
Teekay Tankers Ltd., Class A	1,300	13
TETRA Technologies, Inc. *	59,360	458
The Meridian Resource Corp. *	261,762	86
Top Ships, Inc. *	20,300	37
Trico Marine Services, Inc. *	23,700	104
Tsakos Energy Navigation Ltd.	9,130	162
Ultra Petroleum Corp. *	7,360	325
Union Drilling, Inc. *	16,100	115
VAALCO Energy, Inc. *	19,040	84
Venoco, Inc. *	17,700	156
Walter Energy, Inc.	6,275	310
Warren Resources, Inc. *	57,100	134
Willbros Group, Inc. *	12,000	166

		16,562
Food & Staples Retailing 0.6%
Arden Group, Inc., Class A	100	13
Ingles Markets, Inc., Class A	10,900	182
PriceSmart, Inc.	3,240	53
Spartan Stores, Inc.	13,000	168
Susser Holdings Corp. *	13,600	160
The Andersons, Inc.	10,625	342
United Natural Foods, Inc. *	18,135	490
Village Super Market, Inc., Class A	2,102	61
Weis Markets, Inc.	3,640	120

		1,589
Food, Beverage & Tobacco 1.5%
Alliance One International, Inc. *	42,930	178
B&G Foods, Inc., Class A	21,780	182
Cal-Maine Foods, Inc.	3,200	94
Central European Distribution Corp. *	29,300	841
Coca-Cola Bottling Co.	3,800	215
Darling International, Inc. *	24,820	175
Diamond Foods, Inc.	2,100	59
Farmer Brothers Co.	3,009	68
Flowers Foods, Inc.	10,457	247
Green Mountain Coffee Roasters, Inc. *	1,360	96
Hansen Natural Corp. *	2,355	73
Imperial Sugar Co.	14,400	191
J & J Snack Foods Corp.	2,235	97
Lancaster Colony Corp.	3,265	149
Lance, Inc.	4,560	116
MGP Ingredients, Inc. *	2,400	7
National Beverage Corp. *	5,000	53
Reddy Ice Holdings, Inc. *	81,610	220
Sanderson Farms, Inc.	3,200	130
Synutra International, Inc. *	7,900	104
The Boston Beer Co., Inc., Class A *	3,000	94
The Hain Celestial Group, Inc. *	14,670	244
Tootsie Roll Industries, Inc.	5,888	142
TreeHouse Foods, Inc. *	6,085	197
Vector Group Ltd.	6,800	101

		4,073
Health Care Equipment & Services 4.7%
Air Methods Corp. *	2,700	79
Align Technology, Inc. *	9,400	102
Alliance HealthCare Services, Inc. *	9,175	45
Allscripts-Misys Healthcare Solutions, Inc.	5,680	98
Amedisys, Inc. *	3,470	155
America Service Group, Inc. *	4,300	74
American Dental Partners, Inc. *	3,100	40
American Medical Systems Holdings, Inc. *	8,315	127
AMN Healthcare Services, Inc. *	16,445	120
AmSurg Corp. *	9,225	190
Analogic Corp.	2,365	90
AngioDynamics, Inc. *	4,700	59
Animal Health International, Inc. *	60,000	98
Assisted Living Concepts, Inc., Class A *	1,620	23
BioScrip, Inc. *	67,100	396
Cantel Medical Corp. *	4,500	70
Capital Senior Living Corp. *	5,000	25
Cardiac Science Corp. *	8,200	33
Catalyst Health Solutions, Inc. *	6,000	155
Centene Corp. *	12,340	238

7

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Chemed Corp.	3,095	136
CONMED Corp. *	13,295	234
CorVel Corp. *	5,801	142
Cross Country Healthcare, Inc. *	16,265	136
Eclipsys Corp. *	7,620	139
Edwards Lifesciences Corp. *	4,450	291
Emergency Medical Services Corp., Class A *	8,180	320
Emeritus Corp. *	14,600	170
Ensign Group, Inc.	6,420	103
ev3, Inc. *	10,000	123
Five Star Quality Care, Inc. *	52,800	148
Gen-Probe, Inc. *	3,415	127
Gentiva Health Services, Inc. *	8,225	175
Greatbatch, Inc. *	4,920	108
Haemonetics Corp. *	2,500	147
Hanger Orthopedic Group, Inc. *	1,500	21
HEALTHSOUTH Corp. *	23,420	337
Healthspring, Inc. *	18,270	231
HealthTronics, Inc. *	56,824	122
Healthways, Inc. *	13,460	198
Hlth Corp. *	15,995	235
ICU Medical, Inc. *	2,250	88
IDEXX Laboratories, Inc. *	6,100	304
Immucor, Inc. *	3,600	60
Integra LifeSciences Holdings *	3,020	96
Intuitive Surgical, Inc. *	2,675	608
Invacare Corp.	11,065	226
inVentiv Health, Inc. *	11,370	174
Landauer, Inc.	1,450	97
LCA-Vision, Inc. *	12,530	72
LHC Group, Inc. *	3,760	110
MedCath Corp. *	13,080	158
Medical Action Industries, Inc. *	4,700	59
MEDNAX, Inc. *	7,955	369
Meridian Bioscience, Inc.	6,125	135
Merit Medical Systems, Inc. *	4,520	83
Molina Healthcare, Inc. *	4,205	95
MWI Veterinary Supply, Inc. *	3,300	127
National Healthcare Corp.	2,250	84
Odyssey HealthCare, Inc. *	6,800	79
Orthofix International N.V. *	5,960	166
PDI, Inc. *	700	4
PharMerica Corp. *	7,040	147
Phase Forward, Inc. *	5,120	73
Providence Service Corp. *	15,500	163
PSS World Medical, Inc. *	13,670	276
Psychiatric Solutions, Inc. *	10,395	281
RehabCare Group, Inc. *	6,945	167
Res-Care, Inc. *	8,125	127
ResMed, Inc. *	4,120	169
Sirona Dental Systems, Inc. *	4,690	122
Skilled Healthcare Group, Inc., Class A *	20,060	166
SonoSite, Inc. *	4,080	96
STERIS Corp.	9,610	270
Sun Healthcare Group, Inc. *	10,800	105
SurModics, Inc. *	4,160	93
Symmetry Medical, Inc. *	4,770	41
The Cooper Cos., Inc.	9,585	263
Thoratec Corp. *	3,200	80
TomoTherapy, Inc. *	29,600	93
Triple-S Management Corp., Class B *	14,700	251
VCA Antech, Inc. *	9,375	240
WellCare Health Plans, Inc. *	15,085	336
West Pharmaceutical Services, Inc.	4,340	158
Wright Medical Group, Inc. *	7,840	109
Zoll Medical Corp. *	4,725	87

		12,967
Household & Personal Products 0.5%
Central Garden & Pet Co. *	11,000	135
Central Garden & Pet Co., Class A *	20,430	231
Chattem, Inc. *	755	47
Elizabeth Arden, Inc. *	26,370	253
Herbalife Ltd.	7,105	244
Inter Parfums, Inc.	5,050	52
Mannatech, Inc.	9,900	35
Nu Skin Enterprises, Inc., Class A	11,410	206
Prestige Brands Holdings, Inc. *	10,310	67
USANA Health Sciences, Inc. *	2,530	84
WD-40 Co.	2,215	67

		1,421
Insurance 3.0%
Affirmative Insurance Holdings, Inc.	19,800	77
Ambac Financial Group, Inc.	472,720	355
American Equity Investment Life Holding Co.	36,215	262
American Physicians Capital, Inc.	1,450	65
AMERISAFE, Inc. *	5,600	93
AmTrust Financial Services, Inc.	3,380	41
Argo Group International Holdings Ltd. *	4,759	160
Assured Guaranty Ltd.	53,605	749
Brown & Brown, Inc.	15,490	297
Citizens, Inc. *	11,680	82
CNA Surety Corp. *	4,320	68
Crawford & Co., Class B *	12,515	61
Delphi Financial Group, Inc., Class A	26,860	640
Donegal Group, Inc., Class A	5,800	91
EMC Insurance Group, Inc.	200	5
Employers Holdings, Inc.	13,800	192
Enstar Group Ltd. *	1,410	84
FBL Financial Group, Inc., Class A	43,200	424
First Acceptance Corp. *	11,499	30
First Mercury Financial Corp.	3,800	55
FPIC Insurance Group, Inc. *	2,750	94
Greenlight Capital Re Ltd., Class A *	6,000	110
Harleysville Group, Inc.	7,535	234
Hilltop Holdings, Inc. *	5,570	67

8

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Horace Mann Educators Corp.	21,590	245
Independence Holding Co.	11,400	76
Infinity Property & Casualty Corp.	4,165	173
Kansas City Life Insurance Co.	1,677	53
Maiden Holdings Ltd.	14,600	111
Max Capital Group Ltd.	16,155	323
Meadowbrook Insurance Group, Inc.	14,300	113
National Financial Partners Corp.	80,185	601
NYMAGIC, Inc.	2,300	40
PMA Capital Corp., Class A *	12,770	74
Presidential Life Corp.	14,345	128
ProAssurance Corp. *	5,845	297
RLI Corp.	3,350	166
Safety Insurance Group, Inc.	5,705	184
Seabright Insurance Holdings *	6,300	61
Selective Insurance Group, Inc.	16,400	245
State Auto Financial Corp.	10,930	189
Stewart Information Services Corp.	12,600	174
The Navigators Group, Inc. *	2,565	126
Tower Group, Inc.	3,200	80
United America Indemnity Ltd., Class A *	31,740	172
United Fire & Casualty Co.	5,860	99
Zenith National Insurance Corp.	6,960	166

		8,232
Materials 5.9%
A. Schulman, Inc.	13,470	287
A.M. Castle & Co.	10,778	114
AEP Industries, Inc. *	4,440	142
AMCOL International Corp.	4,920	93
Arch Chemicals, Inc.	9,390	249
Brush Engineered Materials, Inc. *	8,460	180
Buckeye Technologies, Inc. *	57,180	363
Bway Holding Co. *	18,000	287
Calgon Carbon Corp. *	7,000	89
Carpenter Technology Corp.	19,680	368
Century Aluminum Co. *	86,435	724
Clearwater Paper Corp. *	16,480	660
Compass Minerals International, Inc.	1,530	81
Deltic Timber Corp.	1,500	67
Eagle Materials, Inc.	13,070	357
Ferro Corp.	159,530	793
GenTek, Inc. *	15,570	370
Georgia Gulf Corp. *	10,824	187
Glatfelter	20,445	212
H.B. Fuller Co.	13,280	268
Haynes International, Inc. *	9,176	211
Headwaters, Inc. *	115,180	354
Hecla Mining Co. *	51,545	162
Horsehead Holding Corp. *	33,500	358
ICO, Inc. *	34,600	143
Innophos Holdings, Inc.	4,050	76
Innospec, Inc.	20,180	241
Kaiser Aluminum Corp.	6,180	204
KapStone Paper and Packaging Corp. *	35,700	180
Koppers Holdings, Inc.	7,560	211
LSB Industries, Inc. *	5,920	105
Mercer International, Inc. *	28,800	16
Minerals Technologies, Inc.	7,010	305
Myers Industries, Inc.	23,005	226
Neenah Paper, Inc.	21,465	210
NewMarket Corp.	3,695	280
NL Industries, Inc.	9,565	65
Olympic Steel, Inc.	9,400	240
OM Group, Inc. *	15,435	520
Omnova Solutions, Inc. *	82,280	462
Penford Corp.	11,800	77
Quaker Chemical Corp.	10,700	193
Rock-Tenn Co., Class A	7,135	321
Royal Gold, Inc.	1,950	80
RTI International Metals, Inc. *	10,980	195
Schnitzer Steel Industries, Inc., Class A	9,210	495
Schweitzer-Mauduit International, Inc.	6,586	215
Sensient Technologies Corp.	12,945	326
Solutia, Inc. *	65,840	589
Spartech Corp.	59,965	750
Stepan Co.	2,765	124
Stillwater Mining Co. *	18,370	123
Texas Industries, Inc.	11,785	536
Titanium Metals Corp.	18,050	151
Tronox, Inc., Class B *	12,850	1
U.S. Concrete, Inc. *	45,900	90
Universal Stainless & Alloy Products, Inc. *	3,800	67
Valhi, Inc.	6,400	84
Verso Paper Corp.	62,000	107
W.R. Grace & Co. *	45,305	753
Wausau Paper Corp.	32,410	305
Zep, Inc.	5,600	90
Zoltek Cos., Inc. *	8,200	81

		16,213
Media 2.6%
4Kids Entertainment, Inc. *	53,100	93
AH Belo Corp., Class A	2,000	5
Arbitron, Inc.	3,360	55
Carmike Cinemas, Inc. *	45,675	434
CKX, Inc. *	18,595	134
CTC Media, Inc. *	17,200	213
Cumulus Media Inc., Class A *	107,585	69
DreamWorks Animation SKG, Inc., Class A *	9,945	313
Entravision Communications Corp., Class A *	110,455	64
Fisher Communications, Inc. *	1,800	33
Gray Television, Inc.	34,000	17
Harte-Hanks, Inc.	23,835	258
John Wiley & Sons, Inc., Class A	7,515	240
Journal Communications, Inc., Class A	105,715	294

9

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Knology, Inc. *	6,700	58
Lee Enterprises, Inc.	462,050	651
LIN TV Corp., Class A *	103,510	203
LodgeNet Interactive Corp. *	77,150	359
Martha Stewart Living Omnimedia, Inc., Class A *	38,500	132
Marvel Entertainment, Inc. *	5,915	234
Media General, Inc., Class A	123,070	572
Mediacom Communications Corp., Class A *	57,340	275
Morningstar, Inc. *	1,435	63
New Frontier Media, Inc. *	29,200	61
Nexstar Broadcasting Group, Inc., Class A *	5,600	4
Playboy Enterprises, Inc., Class B *	82,700	198
Radio One, Inc., Class D *	80,630	27
RHI Entertainment, Inc. *	31,100	85
Saga Communications, Inc., Class A *	7,695	42
Salem Communications Corp., Class A *	8,790	8
Sinclair Broadcast Group, Inc., Class A	79,019	148
Spanish Broadcasting System, Inc., Class A *	30,600	6
Valassis Communications, Inc. *	149,985	1,708
World Wrestling Entertainment, Inc., Class A	14,500	190

		7,246
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Abraxis BioScience *	2,200	68
Affymetrix, Inc. *	40,490	358
Albany Molecular Research, Inc. *	7,300	70
Alkermes, Inc. *	8,800	91
Bruker Corp. *	8,785	88
Cambrex Corp. *	83,029	380
Celera Corp. *	8,185	49
Celgene Corp. *	4,920	280
Cubist Pharmaceuticals, Inc. *	4,640	92
Dionex Corp. *	2,050	135
Illumina, Inc. *	2,160	78
K-V Pharmaceutical Co., Class A *	236,064	543
Kendle International, Inc. *	1,700	20
Martek Biosciences Corp. *	4,840	113
Medicis Pharmaceutical Corp., Class A	7,725	132
Myriad Genetics, Inc. *	2,240	61
Par Pharmaceutical Cos., Inc. *	12,670	205
PAREXEL International Corp. *	16,320	253
PDL BioPharma, Inc.	17,350	143
PerkinElmer, Inc.	15,400	272
Perrigo Co.	11,180	304
Salix Pharmaceuticals Ltd. *	9,695	118
Sepracor, Inc. *	11,200	194
Techne Corp.	2,665	170
The Medicines Co. *	11,120	90
United Therapeutics Corp. *	960	89
Valeant Pharmaceuticals International *	9,340	241
Varian, Inc. *	7,435	377
ViroPharma, Inc. *	19,960	147

		5,161
Real Estate 6.4%
Acadia Realty Trust	12,074	165
Agree Realty Corp.	3,000	59
Alexander’s, Inc.	320	88
American Campus Communities, Inc.	5,560	128
Anthracite Capital, Inc.	171,925	100
Anworth Mortgage Asset Corp.	15,755	119
Arbor Realty Trust, Inc.	177,300	319
Ashford Hospitality Trust	226,285	677
Associated Estates Realty Corp.	8,300	49
Avatar Holdings, Inc. *	3,945	85
BioMed Realty Trust, Inc.	27,480	321
BRT Realty Trust	9,400	39
Capital Trust, Inc., Class A	91,500	145
CapLease, Inc.	36,900	112
Capstead Mortgage Corp.	13,550	181
Cedar Shopping Centers, Inc.	11,845	63
Corporate Office Properties Trust	9,535	323
DiamondRock Hospitality Co.	83,315	563
Digital Realty Trust, Inc.	6,410	260
EastGroup Properties, Inc.	4,850	168
Education Realty Trust, Inc.	14,500	70
Entertainment Properties Trust	15,530	424
Equity Lifestyle Properties, Inc.	3,070	128
Essex Property Trust, Inc.	4,456	290
Extra Space Storage, Inc.	21,365	188
FelCor Lodging Trust, Inc.	300,550	706
First Potomac Realty Trust	9,500	89
Forest City Enterprises, Inc., Class A	80,060	572
Forestar Group, Inc. *	15,560	203
Franklin Street Properties Corp.	21,520	307
Getty Realty Corp.	2,960	66
Glimcher Realty Trust	108,425	366
Grubb & Ellis Co. *	112,500	66
Hatteras Financial Corp.	5,900	167
Hersha Hospitality Trust	33,940	92
Home Properties, Inc.	9,520	340
HomeBanc Corp. (b)(c)*	6,875	—
Inland Real Estate Corp.	26,030	192
Investors Real Estate Trust	7,325	68
Kilroy Realty Corp.	14,115	333
Kite Realty Group Trust	29,180	93
LaSalle Hotel Properties	54,340	810
Lexington Realty Trust	95,240	408
LTC Properties, Inc.	6,830	167
Maguire Properties, Inc. *	104,020	72
Maui Land & Pineapple Co., Inc. *	3,600	26
Medical Properties Trust, Inc.	40,600	284
MFA Financial, Inc.	40,810	302

10

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Mid-America Apartment Communities, Inc.	7,745	307
Mission West Properties, Inc.	15,600	108
National Health Investors, Inc.	7,235	225
National Retail Properties, Inc.	18,205	359
Newcastle Investment Corp.	245,950	160
NorthStar Realty Finance Corp.	66,532	238
OMEGA Healthcare Investors, Inc.	11,190	187
One Liberty Properties, Inc.	18,901	120
Parkway Properties, Inc.	18,420	261
Pennsylvania Real Estate Investment Trust	77,800	412
Post Properties, Inc.	25,720	364
PS Business Parks, Inc.	3,950	204
RAIT Financial Trust	259,263	311
Ramco-Gershenson Properties Trust	22,170	202
Resource Capital Corp.	38,600	134
Saul Centers, Inc.	2,405	81
Sovran Self Storage, Inc.	6,270	169
Strategic Hotel & Resorts, Inc.	235,255	278
Sun Communities, Inc.	10,255	157
Sunstone Hotel Investors, Inc.	149,115	829
Tanger Factory Outlet Centers, Inc.	5,090	181
Taubman Centers, Inc.	7,295	194
The St. Joe Co. *	12,470	351
U-Store-It Trust	64,575	313
Universal Health Realty Income Trust	1,200	41
Urstadt Biddle Properties, Class A	9,495	146
Washington Real Estate Investment Trust	14,255	365
Winthrop Realty Trust	3,500	34

		17,524
Retailing 7.7%
1-800-FLOWERS.COM, Inc., Class A *	60,547	145
99 Cents Only Stores *	18,240	267
A.C. Moore Arts & Crafts, Inc. *	59,960	216
Aaron’s, Inc.	10,700	294
Aeropostale, Inc. *	8,170	297
America’s Car-Mart, Inc. *	2,400	52
Audiovox Corp., Class A *	29,920	236
bebe stores, Inc.	10,890	79
Big 5 Sporting Goods Corp.	14,140	184
Books-A-Million, Inc.	22,700	210
Brown Shoe Co., Inc.	71,942	558
Build-A-Bear Workshop, Inc. *	14,550	69
Cache, Inc. *	40,500	173
Casual Male Retail Group, Inc. *	110,500	235
Charlotte Russe Holding, Inc. *	20,235	304
Christopher & Banks Corp.	35,840	284
Citi Trends, Inc. *	3,900	114
Coldwater Creek, Inc. *	54,860	403
Conn’s, Inc. *	4,765	60
Cost Plus, Inc. *	26,000	39
Destination Maternity Corp. *	10,900	249
drugstore.com, Inc. *	4,000	9
DSW, Inc., Class A *	18,325	247
Fred’s, Inc., Class A	22,270	300
Gaiam, Inc., Class A *	15,200	76
Gander Mountain Co. *	19,400	114
Genesco, Inc. *	14,900	324
Guess?, Inc.	7,555	220
Hastings Entertainment, Inc. *	26,620	121
Haverty Furniture Cos., Inc.	9,600	103
hhgregg, Inc. *	6,300	116
Hibbett Sports, Inc. *	6,385	118
Hot Topic, Inc. *	10,800	83
J. Crew Group, Inc. *	9,250	260
Jo-Ann Stores, Inc. *	17,250	402
Jos. A. Bank Clothiers, Inc. *	4,790	175
Kirkland’s, Inc. *	15,622	216
Lithia Motors, Inc., Class A	92,535	1,110
LKQ Corp. *	10,800	194
MarineMax, Inc. *	84,800	571
Monro Muffler Brake, Inc.	2,160	57
Netflix, Inc. *	6,355	279
New York & Co, Inc. *	45,600	164
NutriSystem, Inc.	6,930	99
Orbitz Worldwide, Inc. *	56,400	147
Overstock.com, Inc. *	7,360	97
Pacific Sunwear of California, Inc. *	157,130	522
Pier 1 Imports, Inc. *	619,385	1,400
Priceline.com, Inc. *	2,220	288
Retail Ventures, Inc. *	114,400	381
REX Stores Corp. *	3,300	37
Sally Beauty Holdings, Inc. *	33,365	233
Select Comfort Corp. *	118,970	293
Shoe Carnival, Inc. *	7,800	98
Shutterfly, Inc. *	4,500	72
Stage Stores, Inc.	26,055	325
Stein Mart, Inc. *	108,215	1,194
Syms Corp. *	3,200	22
Systemax, Inc. *	5,145	67
The Bon-Ton Stores, Inc.	78,111	273
The Buckle, Inc.	2,322	72
The Cato Corp., Class A	10,595	211
The Children’s Place Retail Stores, Inc. *	10,060	330
The Dress Barn, Inc. *	25,175	392
The Finish Line, Inc., Class A	44,452	387
The Gymboree Corp. *	4,160	165
The Men’s Wearhouse, Inc.	22,955	496
The Pep Boys — Manny, Moe & Jack	67,515	670
The Talbots, Inc.	38,080	191
The Wet Seal, Inc., Class A *	38,060	126
Trans World Entertainment Corp. *	47,400	53
Tuesday Morning Corp. *	121,430	563
Tween Brands, Inc. *	125,185	906

11

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Ulta Salon, Cosmetics & Fragrance, Inc. *	14,200	161
Urban Outfitters, Inc. *	14,975	360
ValueVision Media, Inc., Class A *	153,120	472
West Marine, Inc. *	25,580	227
Zumiez, Inc. *	9,280	89

		21,146
Semiconductors & Semiconductor Equipment 4.3%
Actel Corp. *	6,830	76
Advanced Energy Industries, Inc. *	7,220	87
Applied Micro Circuits Corp. *	26,840	232
Atheros Communications *	4,045	101
ATMI, Inc. *	6,915	126
Axcelis Technologies, Inc. *	10,160	6
Brooks Automation, Inc. *	29,490	175
Cabot Microelectronics Corp. *	6,730	228
ChipMOS TECHNOLOGIES (Bermuda) Ltd. *	85,190	62
Cirrus Logic, Inc. *	6,335	34
Cohu, Inc.	5,710	69
Conexant Systems, Inc. *	80,742	121
Cree, Inc. *	12,995	417
Cymer, Inc. *	7,420	254
Cypress Semiconductor Corp. *	37,105	394
Diodes, Inc. *	6,597	122
DSP Group, Inc. *	10,640	93
Entegris, Inc. *	260,945	973
Exar Corp. *	10,015	70
FEI Co. *	6,820	167
FormFactor, Inc. *	10,265	237
Hittite Microwave Corp. *	3,255	114
Integrated Device Technology, Inc. *	58,580	397
Intersil Corp., Class A	20,700	297
IXYS Corp.	7,300	56
Kulicke & Soffa Industries, Inc. *	61,480	361
Mattson Technology, Inc. *	82,780	125
Micrel, Inc.	9,850	77
Microsemi Corp. *	11,345	155
MKS Instruments, Inc. *	14,850	288
OmniVision Technologies, Inc. *	16,380	217
ON Semiconductor Corp. *	74,434	543
Photronics, Inc. *	139,425	712
PMC-Sierra, Inc. *	18,425	169
Power Integrations, Inc.	3,360	98
RF Micro Devices, Inc. *	264,945	1,378
Rudolph Technologies, Inc. *	14,180	116
Semtech Corp. *	8,805	162
Sigma Designs, Inc. *	350	6
Silicon Image, Inc. *	7,960	19
Silicon Laboratories, Inc. *	4,190	179
Silicon Storage Technology, Inc. *	39,255	74
Skyworks Solutions, Inc. *	38,310	463
Standard Microsystems Corp. *	4,090	95
Tessera Technologies, Inc. *	6,890	194
Trident Microsystems, Inc. *	26,500	45
TriQuint Semiconductor, Inc. *	42,060	302
Ultra Clean Holdings, Inc. *	35,300	139
Varian Semiconductor Equipment Associates, Inc. *	9,512	305
Veeco Instruments, Inc. *	11,760	222
Verigy Ltd. *	21,620	287
Zoran Corp. *	20,235	233

		11,872
Software & Services 5.9%
Acxiom Corp.	35,115	339
Advent Software, Inc. *	2,560	93
Akamai Technologies, Inc. *	12,415	204
Amdocs Ltd. *	3,280	78
ANSYS, Inc. *	5,100	159
Ariba, Inc. *	12,745	134
Bankrate, Inc. *	2,960	85
Blackboard, Inc. *	2,720	92
CDC Corp., Class A *	54,190	165
CIBER, Inc. *	56,370	187
Compuware Corp. *	44,200	324
Concur Technologies, Inc. *	4,300	148
CSG Systems International, Inc. *	8,645	144
DealerTrack Holdings, Inc. *	4,295	85
Digital River, Inc. *	2,550	90
EarthLink, Inc. *	32,075	271
Epicor Software Corp. *	24,065	146
EPIQ Systems, Inc. *	7,870	126
Equinix, Inc. *	2,770	226
Euronet Worldwide, Inc. *	15,295	322
Exlservice Holdings, Inc. *	5,700	74
FactSet Research Systems, Inc.	2,465	140
Fair Isaac Corp.	14,705	282
Forrester Research, Inc. *	3,925	89
Gartner, Inc. *	7,800	133
Genpact Ltd. *	9,750	137
Global Cash Access Holdings, Inc. *	23,735	214
Global Payments, Inc.	8,370	354
GSI Commerce, Inc. *	8,280	151
Heartland Payment Systems, Inc.	8,165	87
iGATE Corp.	1,500	11
infoGROUP, Inc. *	22,035	133
Informatica Corp. *	8,055	148
Internap Network Services Corp. *	10,300	31
Ipass, Inc. *	35,100	62
j2 Global Communications, Inc. *	5,285	127
Jack Henry & Associates, Inc.	12,180	262
JDA Software Group, Inc. *	8,485	175
Kenexa Corp. *	11,400	139
Lawson Software, Inc. *	26,700	159
Lionbridge Technologies, Inc. *	41,200	91
Manhattan Associates, Inc. *	3,495	65
ManTech International Corp., Class A *	2,800	149
Marchex, Inc., Class B	8,400	37
MAXIMUS, Inc.	2,745	117
Mentor Graphics Corp. *	37,420	260
MICROS Systems, Inc. *	10,840	297
MicroStrategy, Inc., Class A *	2,728	167

12

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

ModusLink Global Solutions, Inc. *	74,275	530
MSC.Software Corp. *	16,115	118
Ness Technologies, Inc. *	8,700	46
Net 1 UEPS Technologies, Inc. *	9,460	159
NeuStar, Inc., Class A *	6,175	140
Novell, Inc. *	71,815	329
Nuance Communications, Inc. *	19,515	258
Omniture, Inc. *	8,860	121
Open Text Corp. *	842	32
Openwave Systems, Inc. *	221,935	581
Parametric Technology Corp. *	24,040	310
Progress Software Corp. *	6,050	137
Quality Systems, Inc.	2,430	133
Quest Software, Inc. *	10,380	153
Rackspace Hosting, Inc. *	6,720	94
Radiant Systems, Inc. *	10,200	103
RealNetworks, Inc. *	35,545	103
Red Hat, Inc. *	8,700	199
Renaissance Learning, Inc.	3,540	34
Rovi Corp. *	8,169	214
Salesforce.com, Inc. *	1,935	84
Sapient Corp. *	20,980	140
SAVVIS, Inc. *	6,860	100
SINA Corp. *	3,180	106
Solera Holdings, Inc. *	5,860	158
SonicWALL, Inc. *	3,855	29
SPSS, Inc. *	1,760	87
SRA International, Inc., Class A *	11,315	223
StarTek, Inc. *	19,400	183
Switch and Data Facilities Co. *	5,100	71
Sybase, Inc. *	5,950	213
Symyx Technologies, Inc. *	8,110	56
Syntel, Inc.	3,955	157
Take-Two Interactive Software, Inc. *	31,855	303
TeleTech Holdings, Inc. *	14,510	243
THQ, Inc. *	90,610	608
TIBCO Software, Inc. *	39,830	348
TNS, Inc. *	30,095	690
Tyler Technologies, Inc. *	4,880	75
United Online, Inc.	25,827	237
ValueClick, Inc. *	21,880	252
VeriFone Holdings, Inc. *	17,000	153
VistaPrint Ltd. *	1,920	79
WebMD Health Corp., Class A *	4,800	160
Websense, Inc. *	3,490	52

		16,110
Technology Hardware & Equipment 6.1%
3Com Corp. *	72,120	272
Adaptec, Inc. *	21,695	58
ADC Telecommunications, Inc. *	86,720	631
ADTRAN, Inc.	11,245	272
Agilysys, Inc.	24,422	115
Arris Group, Inc. *	31,205	380
Avid Technology, Inc. *	10,525	129
Avocent Corp. *	14,590	226
Bel Fuse, Inc., Class B	1,800	33
Black Box Corp.	8,140	224
Blue Coat Systems, Inc. *	2,400	45
Checkpoint Systems, Inc. *	19,480	338
Ciena Corp. *	27,160	303
Cogent, Inc. *	5,980	68
Cognex Corp.	7,065	117
Coherent, Inc. *	11,040	217
Comtech Telecommunications Corp. *	3,670	117
CPI International, Inc. *	1,200	11
CSR plc *	28,724	205
CTS Corp.	25,395	214
Daktronics, Inc.	9,265	78
Digi International, Inc. *	7,100	72
Dolby Laboratories, Inc., Class A *	7,845	327
EchoStar Corp., Class A *	11,200	165
Electro Rent Corp.	5,905	56
Electro Scientific Industries, Inc. *	12,735	167
Electronics for Imaging, Inc. *	13,780	157
EMS Technologies, Inc. *	2,900	64
Emulex Corp. *	27,865	254
Extreme Networks, Inc. *	8,365	19
F5 Networks, Inc. *	7,540	280
Finisar Corp. *	134,640	86
FLIR Systems, Inc. *	8,790	189
Gerber Scientific, Inc. *	38,900	122
Harris Stratex Networks, Inc., Class A *	85,260	592
Hughes Communications, Inc. *	4,130	107
Hutchinson Technology, Inc. *	69,100	226
Hypercom Corp. *	57,200	122
Imation Corp.	29,185	265
Intermec, Inc. *	8,535	116
Intevac, Inc. *	5,600	64
IPG Photonics Corp. *	6,960	75
Itron, Inc. *	4,725	246
Ixia *	10,215	77
L-1 Identity Solutions, Inc. *	29,760	234
Littelfuse, Inc. *	8,245	193
LoJack Corp. *	4,500	18
Loral Space & Communications, Inc. *	8,550	179
Measurement Specialties, Inc. *	10,200	82
Mercury Computer Systems, Inc. *	11,500	132
Merix Corp *	14,400	26
Methode Electronics, Inc.	20,230	153
MRV Communications, Inc. *	56,000	34
MTS Systems Corp.	3,780	89
Multi-Fineline Electronix, Inc. *	2,420	55
Nam Tai Electronics, Inc.	34,240	157
National Instruments Corp.	6,495	164
NETGEAR, Inc. *	7,350	125
Newport Corp. *	17,630	130
Novatel Wireless, Inc. *	2,300	22
Nu Horizons Electronics Corp. *	34,300	135
Opnext, Inc. *	52,000	106
OSI Systems, Inc. *	5,090	101
Palm, Inc. *	22,515	354
Park Electrochemical Corp.	6,210	145

13

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

PC Connection, Inc. *	20,000	115
PC Mall, Inc. *	24,300	211
Plantronics, Inc.	15,210	360
Plexus Corp. *	14,680	377
Polycom, Inc. *	16,370	389
Powerwave Technologies, Inc. *	253,820	320
QLogic Corp. *	19,680	257
RadiSys Corp. *	10,000	79
Richardson Electronics Ltd.	7,000	26
Rofin-Sinar Technologies, Inc. *	6,410	139
Rogers Corp. *	4,220	105
ScanSource, Inc. *	12,340	352
Silicon Graphics International Corp. *	15,860	80
Smart Modular Technologies (WWH), Inc. *	58,700	175
Sonus Networks, Inc. *	52,570	100
Stec, Inc. *	5,400	184
Super Micro Computer, Inc. *	10,100	80
Sycamore Networks, Inc. *	33,005	112
Symmetricom, Inc. *	13,200	86
Synaptics, Inc. *	3,105	74
Technitrol, Inc.	106,310	772
Tekelec *	6,635	122
TESSCO Technologies, Inc. *	1,000	15
Trimble Navigation Ltd. *	17,375	412
TTM Technologies, Inc. *	15,800	156
UTStarcom, Inc. *	265,300	454
ViaSat, Inc. *	5,115	138
Westell Technologies, Inc., Class A *	68,033	77
Xyratex Ltd. *	43,125	256
Zebra Technologies Corp., Class A *	12,520	306
Zygo Corp. *	8,400	53

		16,917
Telecommunication Services 1.0%
Alaska Communication Systems Group, Inc.	12,540	93
Atlantic Tele-Network, Inc.	2,200	92
Cbeyond, Inc. *	4,960	70
Centennial Communications Corp. *	14,745	113
Cincinnati Bell, Inc. *	118,015	369
Consolidated Communications Holdings, Inc.	9,800	124
FairPoint Communications, Inc.	28,730	17
General Communication, Inc., Class A *	17,560	120
Global Crossing Ltd. *	6,485	71
Globalstar, Inc. *	46,080	45
Iowa Telecommunications Services, Inc.	8,930	110
NTELOS Holdings Corp.	5,740	89
PAETEC Holding Corp. *	53,900	158
SBA Communications Corp., Class A *	6,405	167
SureWest Communications *	9,170	117
Syniverse Holdings, Inc. *	7,265	127
tw telecom, Inc. *	28,595	283
USA Mobility, Inc.	24,205	327
Virgin Mobile USA, Inc., Class A *	51,500	253

		2,745
Transportation 3.2%
Air Transport Services Group, Inc. *	336,630	1,121
AirTran Holdings, Inc. *	54,395	394
Allegiant Travel Co. *	2,080	90
American Commercial Lines, Inc. *	5,261	82
Arkansas Best Corp.	17,140	488
Atlas Air Worldwide Holdings, Inc. *	17,400	434
CAI International, Inc. *	18,600	122
Celadon Group, Inc. *	10,980	102
Copa Holdings S.A., Class A	5,100	207
Covenant Transport Group, Inc., Class A *	25,850	120
Diana Shipping, Inc.	14,635	208
DryShips, Inc.	66,220	436
Dynamex, Inc. *	2,000	31
Eagle Bulk Shipping, Inc.	49,960	287
Excel Maritime Carriers Ltd.	76,424	689
Forward Air Corp.	4,625	107
FreeSeas, Inc.	57,954	107
Genco Shipping & Trading Ltd.	13,645	326
Genesee & Wyoming, Inc., Class A *	6,565	179
Hawaiian Holdings, Inc. *	19,840	127
Heartland Express, Inc.	9,665	149
Horizon Lines, Inc., Class A	30,050	151
Hub Group, Inc., Class A *	9,110	196
Kirby Corp. *	7,520	278
Knight Transportation, Inc.	7,225	131
Landstar System, Inc.	6,970	256
Marten Transport Ltd. *	5,800	102
Mesa Air Group, Inc. *	322,271	45
Old Dominion Freight Line, Inc. *	10,600	378
P.A.M. Transportation Services, Inc. *	12,700	88
Pacer International, Inc.	45,360	112
Park-Ohio Holdings Corp. *	32,900	205
Pinnacle Airlines Corp. *	79,900	267
Quality Distribution, Inc. *	19,500	59
Republic Airways Holdings, Inc. *	31,330	160
Saia, Inc. *	13,100	237
TBS International Ltd., Class A *	10,400	84
Ultrapetrol Bahamas Ltd. *	31,900	144
Universal Truckload Services, Inc.	3,600	58
USA Truck, Inc. *	4,400	63

		8,820
Utilities 1.4%
ALLETE, Inc.	9,420	301
American States Water Co.	2,615	95
Avista Corp.	18,580	344

14

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

California Water Service Group	2,040	77
Central Vermont Public Services Corp.	2,645	49
CH Energy Group, Inc.	3,805	188
Chesapeake Utilities Corp.	1,350	45
Cleco Corp.	12,980	308
El Paso Electric Co. *	17,490	264
ITC Holdings Corp.	4,170	199
MGE Energy, Inc.	5,900	212
Middlesex Water Co.	3,500	54
Northwest Natural Gas Co.	6,205	277
NorthWestern Corp.	15,525	376
Ormat Technologies, Inc.	1,300	51
SJW Corp.	3,320	74
South Jersey Industries, Inc.	4,240	156
Southwest Water Co.	4,500	22
The Empire District Electric Co.	12,210	224
The Laclede Group, Inc.	5,540	186
UIL Holdings Corp.	11,025	269

		3,771

Total Common Stock (Cost $255,736)		270,900

Other Investment Company 1.3% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	3,475,148	3,475

Total Other Investment Company (Cost $3,475)		3,475

Preferred Stock 0.0% of net assets

Health Care Equipment & Services 0.0%
Inverness Medical Innovations, Inc., Class B *	148	34

Total Preferred Stock (Cost $43)		34

Rights 0.0% of net assets

Capital Goods 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. — CVR *	3,500	1

Total Rights (Cost $3)		1

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U. S. Treasury Bills
0.14%, 09/17/09 (a)	75	75
0.16%, 09/17/09 (a)	460	460

Total Short-Term Investments (Cost $535)		535

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09 tax basis cost of the fund’s investments was $261,473 and the unrealized appreciation and depreciation were $44,619 and ($31,147), respectively, with a net unrealized appreciation of $13,472.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for open futures contracts.

(b)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(c)	Illiquid security. At July 31, 2009, the value of these securities amounted to $0 or 0.0% of net assets.
In addition to the above, the fund held the following at 07/31/09. All numbers are x $1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

Russell 2000 Index, e-mini, Long, expires 09/18/09	60	3,335	345

15

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$270,900	$—	$—	$270,900

Other Investment Company — (a)	3,475	—	—	3,475

Preferred Stock — (a)	34	—	—	34

Rights — (a)	1	—	—	1

Short-Term Investments — (a)	—	535	—	535

Total	$274,410	$535	$—	$274,945

Other Finanical Instruments
Futures Contracts *	$345	$—	$—	$345

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.

(a)	as categorized in Portfolio Holdings
Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures and Derivative Instruments and Hedging Activities (“FAS No. 161”), which became effective April 1, 2009. FAS No. 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include forward foreign currency contracts and futures contracts.
The fund invests in futures contracts. Futures contracts involve certain risks because they can be sensitive to market movements.
One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market

16

Schwab Fundamental US Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued
conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.
Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.
REG46847JUL09 — 00

17

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.8%	Common Stock	260,544	234,041
1.2%	Other Investment Companies	2,615	2,866
0.4%	Preferred Stock	1,722	1,051
0.2%	Rights	—	371
—%	Warrants	2	1

99.6%	Total Investments	264,883	238,330
0.4%	Other Assets and Liabilities, Net		1,032

100.0%	Total Net Assets		239,362

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 97.8% of net assets

Australia 6.6%

Banks 1.4%
Australia & New Zealand Banking Group Ltd.	51,960	802
Commonwealth Bank of Australia	27,780	984
National Australia Bank Ltd.	48,767	990
Westpac Banking Corp.	36,351	655

		3,431
Capital Goods 0.0%
Leighton Holdings Ltd.	3,893	98
Commercial & Professional Supplies 0.1%
Brambles Ltd.	26,278	132
Consumer Services 0.1%
Crown Ltd.	16,257	101
TABCORP Holdings Ltd.	14,698	89
Tatts Group Ltd.	19,102	39

		229
Diversified Financials 0.2%
Macquarie Group Ltd.	11,612	427
Energy 0.1%
Caltex Australia Ltd.	10,463	114
Origin Energy Ltd.	5,817	71
Santos Ltd.	4,465	54
Woodside Petroleum Ltd.	3,627	139

		378
Food & Staples Retailing 0.3%
Metcash Ltd.	12,843	46
Wesfarmers Ltd.	18,836	406
Wesfarmers Ltd., Price Protected Shares	1,804	39
Woolworths Ltd.	12,712	288

		779
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	9,070	70
Foster’s Group Ltd.	18,195	82
Lion Nathan Ltd.	5,396	53

		205
Insurance 0.4%
AMP Ltd.	35,319	166
AXA Asia Pacific Holdings Ltd.	26,566	94
Insurance Australia Group Ltd.	45,538	139
QBE Insurance Group Ltd.	10,798	176
Suncorp-Metway Ltd.	50,952	302

		877
Materials 1.3%
Amcor Ltd.	26,401	109
BHP Billiton Ltd.	46,712	1,474
BlueScope Steel Ltd.	103,527	292
Boral Ltd.	19,012	79
Incitec Pivot Ltd.	21,282	49
OneSteel Ltd.	33,769	84
Orica Ltd.	6,903	129
Rio Tinto Ltd.	14,680	740
Sims Metal Management Ltd.	3,226	76

		3,032
Media 0.3%
Consolidated Media Holdings Ltd.	30,424	69
Fairfax Media Ltd.	111,272	137
Macquarie Media Group Ltd.	460,453	598

		804
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	2,103	53
Real Estate 0.7%
CFS Retail Property Trust	35,930	51
Dexus Property Group	107,565	66
FKP Property Group (a)	1,521,777	720
Goodman Group	335,870	143
GPT Group	215,137	95
Lend Lease Corp., Ltd.	22,902	148
Mirvac Group	75,180	79
Stockland	78,413	205
Westfield Group	18,700	176

		1,683
Telecommunication Services 0.1%
Telstra Corp., Ltd.	78,491	231
Transportation 0.8%
ConnectEast Group	555,293	181
Macquarie Airports	284,849	591

1

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Macquarie Infrastructure Group	121,546	147
Qantas Airways Ltd.	112,094	216
Toll Holdings Ltd.	9,701	55
Transurban Group	176,687	639

		1,829
Utilities 0.7%
AGL Energy Ltd.	5,486	68
APA Group	146,498	345
Babcock & Brown Infrastructure Group	10,754,490	679
Babcock & Brown Wind Partners	188,308	203
SP Ausnet	612,680	398

		1,693

		15,881
Austria 0.6%

Banks 0.2%
Erste Group Bank AG	12,657	441
Raiffeisen International Bank Holding AG	1,689	76

		517
Capital Goods 0.1%
Strabag SE	1,695	41
Wienerberger AG *	4,828	81

		122
Energy 0.1%
OMV AG	3,920	155
Insurance 0.0%
Uniqa Versicherungen Ag	1,728	33
Vienna Insurance Group AG	733	34

		67
Materials 0.1%
Voestalpine AG	5,712	158
Real Estate 0.1%
IMMOEAST AG *	43,512	121
Immofinanz Immobilien Anlagen AG *	45,393	95

		216
Telecommunication Services 0.0%
Telekom Austria AG	6,669	102
Transportation 0.0%
Oesterreichische Post AG	919	28
Utilities 0.0%
Oesterreichische Elektrizitaetswirtschafts AG, A Shares	498	24

		1,389
Belgium 1.6%

Banks 0.4%
Dexia S.A. *	84,663	663
KBC GROEP N.V. *	19,698	419

		1,082
Diversified Financials 0.8%
Banque Nationale de Belgique	9	32
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	604	31
Fortis *	422,614	1,625
Groupe Bruxelles Lambert S.A.	1,535	121
KBC Ancora *	2,159	25
Sofina S.A.	610	53

		1,887
Food & Staples Retailing 0.1%
Colruyt S.A. *	198	45
Delhaize Group	1,915	137

		182
Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	5,309	211
Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	9,368	29
Materials 0.1%
Solvay S.A.	1,116	109
Umicore	3,003	79

		188
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A. *	2,866	95
Retailing 0.0%
S.A. D’Ieteren N.V.	292	63
Telecommunication Services 0.1%
Belgacom S.A.	4,131	148
Mobistar S.A.	351	22

		170

		3,907
Canada 5.2%

Automobiles & Components 0.1%
Magna International, Inc., Class A	5,559	281
Banks 1.6%
Bank of Montreal	13,613	683
Bank of Nova Scotia	16,548	705
Canadian Imperial Bank of Commerce	6,077	374
National Bank of Canada	2,530	137
Royal Bank of Canada	21,822	1,039
The Toronto-Dominion Bank	13,759	806

		3,744
Capital Goods 0.1%
Bombardier, Inc., Class B	31,968	113
Finning International, Inc.	2,780	43

		156

2

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Diversified Financials 0.1%
IGM Financial, Inc.	3,020	126
Onex Corp.	4,061	80

		206
Energy 1.0%
Addax Petroleum Corp.	2,258	107
Canadian Natural Resources Ltd.	5,050	304
Enbridge, Inc.	3,019	117
EnCana Corp.	7,009	376
Husky Energy, Inc.	2,867	84
Imperial Oil Ltd.	4,623	185
Nexen, Inc.	5,326	110
Petro-Canada Co.	11,159	461
Suncor Energy, Inc.	7,751	251
Talisman Energy, Inc.	12,181	188
TransCanada Corp.	5,935	169

		2,352
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	5,037	80
Empire Co., Ltd, Class A	1,333	51
George Weston Ltd.	2,805	153
Loblaw Cos., Ltd.	5,264	167
Metro, Inc., Class A	1,440	45
Shoppers Drug Mart Corp.	1,559	65
The Jean Coutu Group (PJC), Inc., Class A	6,123	57

		618
Insurance 0.8%
Fairfax Financial Holdings Ltd.	262	80
Great-West Lifeco, Inc.	3,420	82
Intact Financial Corp.	1,623	53
Manulife Financial Corp.	36,348	883
Power Corp. of Canada	12,115	340
Power Financial Corp.	6,114	177
Sun Life Financial, Inc.	12,490	427

		2,042
Materials 0.5%
Agrium, Inc.	1,012	46
Barrick Gold Corp.	3,858	135
Gerdau Ameristeel Corp.	11,048	77
Goldcorp, Inc.	2,710	103
Kinross Gold Corp.	2,453	48
Potash Corp. of Saskatchewan, Inc.	814	76
Teck Resources Ltd., Class B *	28,757	757
Yamana Gold, Inc.	3,576	34

		1,276
Media 0.1%
Quebecor, Inc., Class B	2,992	53
Shaw Communications, Inc., Class B	2,877	50
Thomson Reuters Corp.	2,712	88

		191
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biovail Corp.	2,694	36
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	7,555	159
Brookfield Properties Corp.	7,591	71
RioCan Real Estate Investment Trust	2,872	41

		271
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	1,619	81
Sears Canada, Inc. *	3,469	67

		148
Software & Services 0.0%
CGI Group, Inc., Class A *	4,717	48
Technology Hardware & Equipment 0.1%
Celestica, Inc. *	16,912	135
Research In Motion Ltd. *	1,453	110

		245
Telecommunication Services 0.1%
BCE, Inc.	5,353	123
Rogers Communications, Inc., Class B	3,404	94
Telus Corp.	2,378	69
Telus Corp. — Non voting	2,031	56

		342
Transportation 0.1%
Canadian National Railway Co.	4,223	205
Canadian Pacific Railway Ltd.	2,532	113

		318
Utilities 0.1%
ATCO Ltd., Class I	1,433	51
Canadian Utilities Ltd., Class A	1,280	44
TransAlta Corp.	1,869	37

		132

		12,406
Denmark 0.8%

Banks 0.4%
Danske Bank A/S *	42,297	878
Capital Goods 0.0%
Vestas Wind Systems A/S *	790	56
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	1,684	117
Danisco A/S	971	47

		164
Insurance 0.0%
Trygvesta A/S	1,007	68

3

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	2,438	143
Transportation 0.2%
AP Moller — Maersk A/S, Series A *	41	248
AP Moller — Maersk A/S, Series B	41	255

		503

		1,812
Finland 1.1%

Capital Goods 0.1%
Kone Oyj, Class B	1,677	57
Metso Corp. Oyj	5,855	124
Wartsila Corp. Oyj	1,894	68
YIT Oyj	4,722	62

		311
Diversified Financials 0.0%
Pohjola Bank plc	3,494	36
Energy 0.1%
Neste Oil Oyj	7,376	104
Food & Staples Retailing 0.0%
Kesko Oyj, Class B	3,121	82
Insurance 0.1%
Sampo Oyj, Class A	12,179	254
Materials 0.3%
M-real Oyj, Class B *	107,853	89
Outokumpu Oyj	5,141	101
Rautaruukki Oyj	3,446	75
Stora Enso Oyj, Class R *	40,133	255
UPM-Kymmene Oyj	22,702	238

		758
Media 0.0%
SanomaWSOY Oyj	3,852	66
Technology Hardware & Equipment 0.4%
Nokia Oyj	59,574	801
Telecommunication Services 0.0%
Elisa Oyj	2,663	49
Utilities 0.1%
Fortum Oyj	10,968	254

		2,715
France 9.9%

Automobiles & Components 1.0%
Compagnie Generale des Etablissements Michelin, Class B	4,711	340
Faurecia *	5,415	67
PSA Peugeot Citroen	21,161	641
Renault S.A. *	26,160	1,112
Societe Fonciere, Financiere et de Participations	1,149	65
Valeo S.A.	5,106	135

		2,360
Banks 1.8%
BNP Paribas	33,248	2,414
Credit Agricole S.A.	34,745	495
Natixis	55,148	143
Societe Generale	20,325	1,303

		4,355
Capital Goods 1.0%
Alstom S.A.	2,035	140
Bouygues S.A.	6,786	288
Compagnie de Saint-Gobain	16,357	661
Eiffage S.A.	2,102	140
Legrand S.A.	3,710	91
Nexans S.A.	738	50
Rexel S.A. *	4,577	50
Safran S.A.	7,492	116
Schneider Electric S.A.	3,509	318
Thales S.A.	1,162	49
Vallourec S.A.	951	125
Vinci S.A.	7,418	378
Wendel	1,832	73

		2,479
Consumer Durables & Apparel 0.3%
Christian Dior S.A.	1,656	144
Hermes International	463	70
LVMH Moet Hennessy Louis Vuitton S.A.	3,735	337
Nexity	1,799	62
Thomson *	49,056	65

		678
Consumer Services 0.1%
Accor S.A.	2,234	96
Sodexo	2,013	106

		202
Diversified Financials 0.0%
Eurazeo	2,035	92
Energy 1.0%
Cie Generale De Geophysique — Veritas *	3,297	67
Esso S.A.F	177	21
Technip S.A.	1,550	94
Total S.A.	40,600	2,251

		2,433
Food & Staples Retailing 0.4%
Carrefour S.A.	15,241	715
Casino Guichard-Perrachon S.A.	1,050	72
Rallye S.A.	3,067	90

		877
Food, Beverage & Tobacco 0.2%
Danone S.A.	4,135	221
Pernod Ricard S.A.	2,008	156

		377

4

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Health Care Equipment & Services 0.0%
Essilor International S.A.	1,478	82
Household & Personal Products 0.1%
L’Oreal S.A.	2,425	210
Insurance 1.2%
Axa S.A.	117,633	2,483
CNP Assurances	1,442	132
Euler Hermes S.A.	1,681	99
SCOR SE	2,636	63

		2,777
Materials 0.5%
Air Liquide S.A.	2,370	248
Arkema	3,360	96
Ciments Francais S.A.	835	82
Eramet	338	95
Imerys S.A.	1,352	72
Lafarge S.A.	5,792	418
SA des Ciments Vicat	815	52
Sequana *	6,553	54

		1,117
Media 0.4%
Eutelsat Communications *	2,521	70
JC Decaux S.A. *	3,054	63
Lagardere S.C.A.	3,209	120
M6 Metropole Television	1,932	39
PagesJaunes Groupe S.A.	3,514	38
Publicis Groupe	2,060	73
Societe Television Francaise 1	6,996	108
Vivendi	18,810	482

		993
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Sanofi-Aventis	12,737	833
Real Estate 0.2%
Fonciere des Regions	929	81
Gecina S.A.	630	52
Klepierre	2,024	58
Unibail-Rodamco SE	1,086	190

		381
Retailing 0.2%
PPR	3,455	385
Software & Services 0.1%
Atos Origin S.A.	1,799	82
Cap Gemini S.A. *	2,842	131

		213
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	122,950	341
Telecommunication Services 0.4%
France Telecom S.A.	39,414	983
Transportation 0.1%
Aeroports de Paris	1,063	86
Air France-KLM	12,468	157
Bollore	503	76
Societe des Autoroutes Paris-Rhin-Rhone	688	50

		369
Utilities 0.5%
Electricite de France	3,611	179
GDF Suez	9,683	370
Suez Environnement S.A. *	9,383	179
Veolia Environnement	11,770	404

		1,132

		23,669
Germany 8.8%

Automobiles & Components 1.6%
Bayerische Motoren Werke AG	13,336	615
Daimler AG — Reg’d	63,245	2,931
Volkswagen AG	1,016	365

		3,911
Banks 0.3%
Commerzbank AG *	78,822	618
Deutsche Postbank AG *	4,467	123

		741
Capital Goods 0.8%
BayWa AG	1,800	54
Bilfinger Berger AG	900	47
GEA Group AG	2,400	39
Heidelberger Druckmaschinen AG *	8,248	61
Hochtief AG	2,800	168
MAN SE	3,038	210
Rheinmetall AG	900	44
Siemens AG — Reg’d	15,851	1,263
Tognum AG	3,400	47

		1,933
Consumer Durables & Apparel 0.1%
Adidas AG	2,705	114
Consumer Services 0.1%
TUI AG *	21,434	138
Diversified Financials 1.1%
Deutsche Bank AG — Reg’d	38,117	2,463
Deutsche Boerse AG	1,370	109

		2,572
Food & Staples Retailing 0.2%
Metro AG	6,875	398
Food, Beverage & Tobacco 0.0%
Suedzucker AG	3,484	73
Health Care Equipment & Services 0.1%
Celesio AG	5,723	152
Fresenius Medical Care AG & Co. KGaA	1,884	87

5

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Fresenius SE	318	16
		255
Household & Personal Products 0.1%
Beiersdorf AG	1,600	81
Henkel AG & Co. KGaA	2,423	76

		157
Insurance 1.0%
Allianz SE — Reg’d	17,545	1,732
AMB Generali Holding AG	273	23
Hannover Rueckversicherung AG — Reg’d *	1,995	81
Muenchener Rueckversicherungs-Gesellschaft AG — Reg’d	4,112	622

		2,458
Materials 1.0%
BASF SE	22,688	1,135
HeidelbergCement AG	1,055	46
K&S AG	1,100	62
Lanxess AG	2,777	81
Linde AG	2,168	204
Salzgitter AG	1,148	116
ThyssenKrupp AG	21,765	669
Wacker Chemie AG	800	106

		2,419
Media 0.0%
Axel Springer AG	500	46
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Bayer AG	7,658	469
Merck KGaA	1,740	162

		631
Retailing 0.0%
Arcandor AG *	61,068	37
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG *	132,107	541
Software & Services 0.1%
SAP AG	5,652	266
Telecommunication Services 0.5%
Deutsche Telekom AG — Reg’d.	82,968	1,064
Transportation 0.4%
Deutsche Lufthansa AG — Reg’d	17,293	233
Deutsche Post AG — Reg’d	45,887	725
Fraport AG	1,734	80

		1,038
Utilities 0.9%
E.ON AG	44,540	1,683
RWE AG	6,788	573

		2,256

		21,048
Greece 0.6%

Banks 0.4%
Alpha Bank A.E. *	15,700	207
EFG Eurobank Ergasias *	17,386	227
National Bank of Greece S.A. *	11,595	338
Piraeus Bank S.A. *	10,848	129

		901
Consumer Services 0.0%
OPAP S.A.	3,096	74
Diversified Financials 0.0%
Marfin Financial Group S.A. *	11,443	48
Energy 0.0%
Hellenic Petroleum S.A.	8,025	83
Food, Beverage & Tobacco 0.1%
Coca-Cola Hellenic Bottling Co., S.A.	5,067	115
Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. (OTE)	7,275	114
Utilities 0.1%
Public Power Corp. S.A. *	5,333	116

		1,451
Hong Kong 2.1%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	83,500	177
Hang Seng Bank Ltd.	8,200	133
The Bank of East Asia Ltd.	28,270	94

		404
Capital Goods 0.3%
Citic Pacific Ltd.	31,000	88
Hutchison Whampoa Ltd.	61,000	456
Jardine Matheson Holdings Ltd.	2,600	75
Jardine Strategic Holdings Ltd.	3,000	49
NWS Holdings Ltd.	9,000	17

		685
Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	11,000	30
Consumer Services 0.0%
Shangri-La Asia Ltd.	16,000	26
SJM Holdings Ltd.	109,000	44

		70
Diversified Financials 0.1%
Guoco Group Ltd.	4,000	38
Hong Kong Exchanges & Clearing Ltd.	5,000	94

		132
Energy 0.1%
CNOOC Ltd.	108,100	144

6

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Materials 0.0%
Fosun International	50,500	40
Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	20,500	264
China Overseas Land & Investment Ltd.	14,000	35
Chinese Estates Holdings Ltd.	14,000	25
Hang Lung Group Ltd.	14,000	72
Hang Lung Properties Ltd.	22,000	80
Henderson Land Development Co., Ltd.	16,569	109
Hongkong Land Holdings Ltd.	36,000	140
Kerry Properties Ltd.	10,500	54
New World Development Co., Ltd.	67,000	160
Sino Land Co., Ltd.	42,000	86
Sun Hung Kai Properties Ltd.	23,600	358
Swire Pacific Ltd., Class A	21,500	241
The Link REIT	26,000	59
The Wharf (Holdings) Ltd.	26,000	122

		1,805
Retailing 0.1%
China Resources Enterprise Ltd.	22,000	55
Esprit Holdings Ltd.	11,500	83
Li & Fung Ltd.	20,000	59

		197
Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	1,032,000	55
Technology Hardware & Equipment 0.1%
Foxconn International Holdings Ltd. *	70,000	49
Lenovo Group Ltd.	218,000	103

		152
Telecommunication Services 0.3%
China Mobile Ltd.	33,500	351
China Unicom (Hong Kong) Ltd.	70,056	101
Hutchison Telecommunications Hong Kong Holdings Ltd. *	571,000	88
Hutchison Telecommunications International Ltd.	571,000	148
PCCW Ltd.	80,000	22

		710
Transportation 0.1%
Cathay Pacific Airways Ltd.	43,800	68
China Merchants Holdings International Co., Ltd.	12,000	40
Cosco Pacific Ltd.	24,000	33
MTR Corp., Ltd.	17,500	63
Orient Overseas International Ltd.	15,000	84

		288
Utilities 0.1%
Cheung Kong Infrastructure Holdings Ltd.	3,100	11
China Resources Power Holdings Co., Ltd.	5,000	13
CLP Holdings Ltd.	16,500	112
Hong Kong & China Gas Co., Ltd.	29,290	65
Hongkong Electric Holdings Ltd.	13,000	72

		273

		4,985
Ireland 1.8%

Banks 1.3%
Allied Irish Banks plc *	384,529	957
Allied Irish Banks plc (AIB)	34,651	86
Anglo Irish Bank Corp. plc (a)(b)	9,106	—
Bank of Ireland *	88,702	254
The Governor & Company of the Bank of Ireland *	655,279	1,871

		3,168
Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	1,700	40
Insurance 0.2%
Irish Life & Permanent plc	84,632	415
Materials 0.2%
CRH plc	10,813	260
Smurfit Kappa Group plc	33,518	196

		456
Media 0.1%
WPP plc	34,017	262
Transportation 0.0%
Ryanair Holdings plc *	13,257	59

		4,400
Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M. *	21,037	69
Bank Leumi Le-israel *	18,794	64
Israel Discount Bank Class A	21,627	36

		169
Capital Goods 0.1%
Delek Group Ltd.	238	41
Discount Investment Corp. — Reg’d	1,886	44
IDB Holding Corp., Ltd.	1,361	29

		114
Energy 0.0%
Oil Refineries Ltd.	103,999	49
Materials 0.0%
Israel Chemicals Ltd.	2,811	33
The Israel Corp., Ltd.	71	47

		80
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	2,683	143

7

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Real Estate 0.0%
Delek Real Estate Ltd. *	1,676	2
Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	14,420	29
Cellcom Israel Ltd.	980	27

		56

		613
Italy 5.0%

Automobiles & Components 0.3%
Fiat S.p.A. *	60,168	668
Pirelli & C. S.p.A. *	272,860	114

		782
Banks 1.9%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia)	14,182	40
Banca Monte dei Paschi di Siena S.p.A.	74,383	140
Banca Popolare di Milano Scarl	18,882	114
Banco Popolare Societa Cooperativa *	45,345	366
Intesa Sanpaolo *	275,947	1,026
UniCredit S.p.A. *	933,853	2,725
Unione di Banche Italiane S.c.p.A.	16,309	228

		4,639
Capital Goods 0.1%
C.I.R. S.p.A. — Compagnie Industriali Riunite	35,788	68
Finmeccanica S.p.A.	7,705	117
Prysmian S.p.A.	4,075	70

		255
Consumer Durables & Apparel 0.0%
Benetton Group S.p.A.	3,285	28
Luxottica Group S.p.A. *	1,686	42

		70
Consumer Services 0.0%
Autogrill S.p.A. *	4,145	40
Lottomatica S.p.A.	2,218	47

		87
Diversified Financials 0.1%
Exor S.p.A.	3,580	60
Mediobanca S.p.A.	8,339	117

		177
Energy 0.7%
Eni S.p.A.	58,723	1,372
ERG S.p.A.	2,182	32
Saipem S.p.A.	4,086	111
Saras S.p.A.	8,859	25

		1,540
Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	26,039	65
Insurance 0.6%
Alleanza Assicurazioni S.p.A.	12,419	93
Assicurazioni Generali S.p.A.	40,302	919
Fondiaria — Sai S.p.A.	6,426	108
Mediolanum S.p.A	3,904	22
Milano Assicurazioni S.p.A.	10,265	35
Premafin Finanziaria S.p.A. *	39,187	55
Societa Cattolica di Assicurazioni S.c.r.l. *	1,827	61
Unipol Gruppo Finanziario S.p.A.	36,896	46

		1,339
Materials 0.1%
Buzzi Unicem S.p.A.	2,848	43
Italcementi S.p.A.	2,709	35
Italcementi S.p.A. — RNC	5,810	41
Italmobiliare S.p.A. *	2,456	58

		177
Media 0.1%
Mediaset S.p.A.	22,261	135
Telecom Italia Media S.p.A. *	493,493	86

		221
Telecommunication Services 0.4%
Telecom Italia S.p.A.	525,848	823
Telecom Italia S.p.A. — RNC	210,229	238

		1,061
Transportation 0.1%
Atlantia S.p.A.	7,411	164
Utilities 0.6%
A2A S.p.A.	23,169	42
Edison S.p.A.	17,051	24
Enel S.p.A.	205,896	1,119
Hera S.p.A.	10,337	25
Snam Rete Gas S.p.A.	11,759	52
Terna — Rete Elettrica Nationale S.p.A.	21,247	75

		1,337

		11,914
Japan 14.4%

Automobiles & Components 2.2%
Aisin Seiki Co. Ltd.	4,900	126
Bridgestone Corp.	11,800	204
Calsonic Kansei Corp.	14,000	34
Daihatsu Motor Co., Ltd.	4,000	45
Denso Corp.	7,500	220
Fuji Heavy Industries Ltd.	22,000	88
Honda Motor Co., Ltd.	22,800	729
Isuzu Motors Ltd.	68,000	120
Mazda Motor Corp.	56,000	145
Mitsubishi Motors Corp. *	68,000	125
NGK Spark Plug Co., Ltd.	3,000	33
Nissan Motor Co., Ltd.	122,800	891
Nok Corp.	3,600	44
Sumitomo Rubber Industries Ltd.	3,400	30

8

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Suzuki Motor Corp.	7,700	194
Takata Corp.	3,000	52
Toyoda Gosei Co., Ltd.	1,200	37
Toyota Auto Body Co., Ltd.	900	17
Toyota Boshoku Corp.	2,000	39
Toyota Industries Corp.	2,900	78
Toyota Motor Corp.	44,000	1,847
Yamaha Motor Co., Ltd.	5,700	71

		5,169
Banks 1.2%
Aozora Bank Ltd. *	20,000	28
Chuo Mitsui Trust Holdings, Inc.	21,000	73
Fukuoka Financial Group, Inc.	12,000	53
Hokuhoku Financial Group, Inc.	19,000	43
Mitsubishi UFJ Financial Group, Inc.	154,134	941
Mizuho Financial Group, Inc.	174,616	401
Mizuho Trust & Banking Co., Ltd. *	14,000	18
Resona Holdings, Inc.	2,058	30
Sapporo Hokuyo Holdings, Inc. *	12,933	44
Shinsei Bank Ltd. *	55,000	81
Sumitomo Mitsui Financial Group, Inc.	19,310	822
The Bank of Kyoto Ltd.	4,000	36
The Bank of Yokohama Ltd.	11,000	59
The Chiba Bank Ltd.	8,000	52
The Gunma Bank Ltd.	4,000	23
The Hachijuni Bank Ltd.	6,000	35
The Joyo Bank Ltd.	7,000	36
The Shizuoka Bank Ltd.	5,000	49
The Sumitomo Trust & Banking Co., Ltd.	25,000	136

		2,960
Capital Goods 2.0%
Amada Co., Ltd.	7,000	44
Asahi Glass Co., Ltd.	25,000	216
Daikin Industries Ltd.	2,400	87
Fanuc Ltd.	1,000	82
Fuji Electric Holdings Co., Ltd.	40,000	70
Fujikura Ltd.	14,000	74
Hankyu Hanshin Holdings, Inc.	11,000	51
Hanwa Co., Ltd.	16,000	65
Hino Motors Ltd.	15,000	50
Hitachi Construction Machinery Co., Ltd.	1,800	32
IHI Corp. *	46,000	77
Itochu Corp.	27,000	201
JFE Shoji Holdings, Inc.	8,000	31
JS Group Corp.	5,300	82
JTEKT Corp.	9,200	104
Kajima Corp.	28,000	78
Kanematsu Corp. *	47,000	45
Kawasaki Heavy Industries Ltd.	33,000	84
Kinden Corp.	4,000	34
Komatsu Ltd.	11,900	193
Kubota Corp.	10,000	89
Marubeni Corp.	42,000	193
Matsushita Electric Works Ltd.	5,000	53
Mitsubishi Corp.	22,600	449
Mitsubishi Electric Corp.	39,000	284
Mitsubishi Heavy Industries Ltd.	58,000	231
Mitsui & Co., Ltd.	25,000	311
Nagase & Co., Ltd.	2,000	23
NEC Leasing Ltd.	2,500	35
NGK Insulators Ltd.	2,000	45
Nippon Sheet Glass Co., Ltd.	18,000	54
Nippon Steel Trading Co., Ltd.	15,000	26
NSK Ltd.	12,000	65
NTN Corp.	15,000	60
Obayashi Corp.	14,000	62
Shimizu Corp.	15,000	61
SMC Corp.	500	56
Sojitz Corp.	152,000	316
Sumikin Bussan Corp.	10,000	24
Sumitomo Corp.	18,300	180
Sumitomo Electric Industries Ltd.	14,300	177
Sumitomo Heavy Industries Ltd.	12,000	58
Taisei Corp.	33,000	75
The Furukawa Electric Co., Ltd.	15,000	72
Toto Ltd.	8,000	55
Toyota Tsusho Corp.	8,700	133

		4,887
Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	12,000	175
Secom Co., Ltd.	1,600	68
Toppan Printing Co., Ltd.	15,000	153

		396
Consumer Durables & Apparel 1.1%
Casio Computer Co., Ltd.	4,500	37
Chofu Seisakusho Co., Ltd.	4,000	81
HASEKO Corp. *	99,000	94
Makita Corp.	1,800	44
NAMCO BANDAI Holdings, Inc.	3,000	34
Nikon Corp.	5,000	100
Panasonic Corp.	48,300	763
Pioneer Corp. *	30,700	89
Sankyo Co., Ltd.	500	30
Sanyo Electric Co., Ltd. *	50,000	111
Sega Sammy Holdings, Inc.	3,200	42
Sekisui Chemical Co., Ltd.	10,000	59
Sekisui House Ltd.	12,000	113
Sharp Corp.	21,000	232
Sony Corp.	28,900	805
Sumitomo Forestry Co., Ltd.	5,000	40
Yamaha Corp.	4,200	56

		2,730
Consumer Services 0.0%
Oriental Land Co., Ltd.	300	20
Diversified Financials 0.7%
Acom Co., Ltd.	1,020	22
Aiful Corp.	29,850	97
Century Leasing System, Inc.	6,150	66
Credit Saison Co., Ltd.	7,300	95

9

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Daiwa Securities Group, Inc.	27,000	158
Fuyo General Lease Co., Ltd.	3,000	66
Hitachi Capital Corp.	4,000	54
IBJ Leasing Co., Ltd.	4,000	52
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,420	74
Nomura Holdings, Inc.	47,900	420
ORIX Corp.	6,100	384
Promise Co., Ltd.	3,800	40
Ricoh Leasing Co., Ltd.	2,000	39
Takefuji Corp.	9,900	54

		1,621
Energy 0.3%
Cosmo Oil Co., Ltd.	32,000	96
Idemitsu Kosan Co., Ltd.	1,000	83
Inpex Corp.	9	68
Nippon Mining Holdings, Inc.	33,000	156
Nippon Oil Corp.	45,000	238
Showa Shell Sekiyu K.K.	4,000	45
TonenGeneral Sekiyu K.K.	7,000	67

		753
Food & Staples Retailing 0.3%
Aeon Co., Ltd.	26,500	257
Lawson, Inc.	700	29
Ryoshoku Ltd.	600	14
Seven & I Holdings Co., Ltd.	11,000	257
Uny Co., Ltd.	6,000	49

		606
Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	9,000	86
Asahi Breweries Ltd.	5,600	89
Japan Tobacco, Inc.	70	202
Kirin Holdings Co., Ltd.	11,000	164
MEIJI Holdings Co., Ltd. *	936	38
Nippon Meat Packers, Inc.	4,000	49
Nisshin Seifun Group, Inc.	3,000	36
Yamazaki Baking Co., Ltd.	2,000	25

		689
Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	1,100	56
Mediceo Paltac Holdings Co., Ltd.	5,800	72
Olympus Corp.	3,500	100
Suzuken Co., Ltd.	1,100	33
Terumo Corp.	800	41

		302
Household & Personal Products 0.1%
Kao Corp.	5,000	113
Shiseido Co., Ltd.	3,000	49

		162
Insurance 0.2%
Aioi Insurance Co., Ltd.	12,000	57
NIPPONKOA Insurance Co., Ltd.	7,000	42
Sompo Japan Insurance, Inc.	20,000	132
T&D Holdings, Inc.	4,500	131
Tokio Marine Holdings, Inc.	7,800	225

		587
Materials 1.4%
Asahi Kasei Corp.	26,000	134
DIC Corp.	31,000	43
Hitachi Chemical Co., Ltd.	3,000	61
Hitachi Metals Ltd.	3,000	29
JFE Holdings, Inc.	10,400	416
JSR Corp.	3,100	56
Kaneka Corp.	4,000	28
Kobe Steel Ltd.	82,000	158
Kuraray Co., Ltd.	5,000	56
Mitsubhishi Gas Chemical Co., Inc.	9,000	55
Mitsubhishi Materials Corp.	25,000	68
Mitsubishi Chemical Holdings Corp.	36,000	161
Mitsubishi Rayon Co., Ltd.	16,000	44
Mitsui Chemicals, Inc.	33,000	121
Mitsui Mining & Smelting Co., Ltd. *	23,000	63
Nippon Paper Group, Inc.	2,743	71
Nippon Steel Corp.	99,000	394
Nisshin Steel Co., Ltd.	29,000	55
NItto Denko Corp.	2,300	74
Oji Paper Co., Ltd.	19,000	82
Shin-Etsu Chemical Co., Ltd.	2,800	150
Showa Denko K.K.	35,000	65
Sumitomo Chemical Co., Ltd.	32,000	158
Sumitomo Metal Industries Ltd.	63,000	156
Sumitomo Metal Mining Co., Ltd.	7,000	105
Taiheiyo Cement Corp.	30,000	45
Teijin Ltd.	30,000	95
Toray Industries, Inc.	20,000	100
Tosoh Corp.	22,000	64
Toyo Seikan Kaisha Ltd.	3,500	75
Ube Industries Ltd.	22,000	63

		3,245
Media 0.1%
Dentsu, Inc.	3,601	76
Fuji Television Network, Inc.	10	16
Hakuhodo Dy Holdings, Inc.	1,000	55
Nippon Television Network Corp.	90	11
Tokyo Broadcasting System Holdings, Inc.	500	8

		166
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Astellas Pharma, Inc.	3,000	114
Chugai Pharmaceutical Co., Ltd.	1,300	24
Daiichi Sankyo Co., Ltd.	6,700	121
Eisai Co., Ltd.	2,100	74
Mitsubishi Tanabe Pharma Corp.	1,000	12
Ono Pharmaceutical Co., Ltd.	800	35
Taisho Pharmaceutical Co., Ltd.	2,000	38
Takeda Pharmaceutical Co., Ltd.	5,300	214

		632

10

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	1,400	69
Daiwa House Industry Co., Ltd.	11,000	113
Leopalace21 Corp.	5,900	50
Mitsubishi Estate Co., Ltd.	9,000	149
Mitsui Fudosan Co., Ltd.	10,000	183
Nomura Real Estate Holdings, Inc.	1,000	18
Sumitomo Realty & Development Co., Ltd.	5,500	113
Tokyu Land Corp.	12,000	48

		743
Retailing 0.2%
Canon Marketing Japan, Inc.	1,900	30
Fast Retailing Co., Ltd.	200	26
J. Front Retailing Co., Ltd.	13,000	72
Marui Group Co., Ltd.	7,300	52
Takashimaya Co., Ltd.	9,000	74
The Daiei, Inc. *	20,650	81
Yamada Denki Co., Ltd.	1,450	91

		426
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	2,300	50
Elpida Memory, Inc. *	6,500	74
NEC Electronics Corp. *	2,000	20
Rohm Co., Ltd.	1,400	104
Sumco Corp.	1,600	30
Tokyo Electron Ltd.	1,600	83

		361
Software & Services 0.1%
Nintendo Co., Ltd.	430	115
NTT Data Corp.	16	54
Yahoo! Japan Corp.	37	12

		181
Technology Hardware & Equipment 1.7%
Alps Electric Co., Ltd.	11,100	62
Brother Industries Ltd.	5,000	45
Canon, Inc.	19,200	712
Citizen Holdings Co., Ltd.	7,800	42
FUJIFILM Holdings Corp.	9,300	299
Fujitsu Ltd.	59,000	386
Hitachi High-Technologies Corp.	1,200	23
Hitachi Ltd.	158,000	529
Hoya Corp.	2,700	65
Ibiden Co., Ltd.	1,300	43
Keyence Corp.	230	45
Konica Minolta Holdings, Inc.	7,000	76
Kyocera Corp.	2,100	169
Murata Manufacturing Co., Ltd.	2,000	97
NEC Corp. *	77,000	269
Nidec Corp.	400	29
Nippon Electric Glass Co., Ltd.	4,000	46
Oki Electric Industry Co., Ltd. *	53,000	56
OMRON Corp.	4,200	68
Ricoh Co., Ltd.	10,000	130
Seiko Epson Corp.	5,900	90
Tdk Corp.	2,100	110
Toshiba Corp.	130,000	574

		3,965
Telecommunication Services 0.4%
KDDI Corp.	43	228
Nippon Telegraph & Telephone Corp.	9,804	405
NTT DoCoMo, Inc.	185	267
SOFTBANK Corp.	4,600	97

		997
Transportation 0.5%
All Nippon Airways Co., Ltd.	9,000	25
Central Japan Railway Co.	25	150
East Japan Railway Co.	3,718	213
Japan Airlines Corp. *	20,000	34
Kawasaki Kisen Kaisha Ltd.	17,000	64
Keio Corp.	6,000	36
Kintetsu Corp.	13,000	60
Mitsui O.S.K. Lines Ltd.	19,000	115
Nagoya Railroad Co., Ltd.	14,000	46
Nippon Express Co., Ltd.	27,000	124
Nippon Yusen Kabushiki Kaisha	25,000	106
Odakyu Electric Railway Co., Ltd.	5,000	43
Tobu Railway Co., Ltd.	8,000	49
Tokyu Corp.	15,000	73
West Japan Railway Co.	24	77
Yamato Holdings Co., Ltd.	6,000	89

		1,304
Utilities 0.6%
Chubu Electric Power Co., Inc.	8,700	210
Electric Power Development Co., Ltd.	2,200	65
Hokkaido Electric Power Co., Inc.	2,900	56
Hokuriku Electric Power Co.	2,100	48
Kyushu Electric Power Co., Inc.	5,900	127
Osaka Gas Co., Ltd.	21,000	70
Shikoku Electric Power Co., Inc.	2,000	60
The Chugoku Electric Power Co., Inc.	3,700	77
The Kansai Electric Power Co., Inc.	10,000	223
The Tokyo Electric Power Co., Inc.	14,600	374
Tohoku Electric Power Co., Inc.	5,900	123
Tokyo Gas Co., Ltd.	25,000	92

		1,525

		34,427
Luxembourg 0.4%

Materials 0.4%
ArcelorMittal N.V.	27,364	986
Media 0.0%
RTL Group	268	13

11

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

SES FDR	2,866	57

		70

		1,056
Netherlands 4.5%

Capital Goods 0.2%
European Aeronautic Defence & Space Co.	9,415	180
Koninklijke (Royal) Philips Electronics N.V.	12,766	290
Koninklijke BAM Groep N.V.	6,291	55

		525
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	3,448	120
Consumer Durables & Apparel 0.0%
Hunter Douglas N.V.	1,248	43
Diversified Financials 2.6%
ING Groep N.V. CVA *	470,573	6,022
SNS Reaal	16,398	94

		6,116
Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	17,261	196
Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	4,820	165
Heineken N.V.	5,332	212
Unilever N.V.	32,968	899

		1,276
Insurance 0.3%
Aegon N.V. *	94,652	692
Materials 0.3%
Akzo Nobel N.V.	5,363	295
James Hardie Industries N.V. *	69,511	301
Koninklijke DSM N.V.	4,622	165

		761
Media 0.1%
Reed Elsevier N.V.	3,061	32
Wolters Kluwer N.V.	3,329	65

		97
Real Estate 0.0%
Corio N.V.	1,327	73
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	3,841	100
STMicroelectronics N.V.	25,756	197

		297
Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	20,934	315
Transportation 0.1%
TNT N.V.	7,902	188

		10,699
New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	14,403	68
Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	75,687	140

		208
Norway 0.9%

Banks 0.1%
DnB NOR A.S.A. *	36,841	321
Capital Goods 0.1%
Orkla A.S.A.	16,814	134
Energy 0.3%
Aker A.S.A., Class A	1,479	33
Aker Solutions A.S.A.	8,510	73
Frontline Ltd.	1,734	40
Seadrill Ltd.	4,374	70
StatoilHydro A.S.A.	20,864	446

		662
Insurance 0.0%
Storebrand A.S.A. *	14,900	81
Materials 0.3%
Norsk Hydro A.S.A. *	78,201	460
Norske Skogindustrier A.S.A. *	25,482	40
Yara International A.S.A.	2,300	72

		572
Telecommunication Services 0.1%
Telenor A.S.A. *	21,384	197
Transportation 0.0%
Wilh. Wilhelmsen A.S.A., Class A	1,381	25
Utilities 0.0%
Hafslund A.S.A., Class B	2,031	23

		2,015
Portugal 0.3%

Banks 0.1%
Banco BPI S.A. — Reg’d	9,349	25
Banco Comercial Portugues S.A. — Reg’d	84,884	91
Banco Espirito Santo, S.A. — Reg’d *	7,936	50

		166
Capital Goods 0.0%
Sonae	40,238	42
Energy 0.0%
Galp Energia SGPS S.A., B Shares	3,234	42
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A. *	4,675	33

12

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	3,549	27
Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. — Reg’d	15,202	156
Transportation 0.0%
Brisa — Private Shares	6,689	55
Utilities 0.1%
EDP — Energias de Portugal S.A.	44,280	175
Redes Energeticas Nacionais S.A.	3,153	13

		188

		709
Republic of Korea 0.0%

Transportation 0.0%
STX Pan Ocean Co., Ltd.	4,600	45
Singapore 0.7%

Banks 0.3%
DBS Group Holdings Ltd.	24,056	232
Oversea-Chinese Banking Corp., Ltd.	31,897	173
United Overseas Bank Ltd.	18,238	224

		629
Capital Goods 0.1%
Fraser & Neave Ltd.	31,000	89
Keppel Corp., Ltd.	18,000	105
Noble Group Ltd.	51,157	74
SembCorp Industries Ltd.	15,000	33
Singapore Technologies Engineering Ltd.	15,100	28

		329
Energy 0.0%
Singapore Petroleum Co., Ltd.	20,000	87
Food, Beverage & Tobacco 0.0%
Wilmar International Ltd.	8,166	34
Media 0.0%
Singapore Press Holdings Ltd.	22,000	55
Real Estate 0.1%
Capitaland Ltd.	37,000	98
City Developments Ltd.	9,000	64

		162
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	3,000	49
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	83,486	203
Transportation 0.1%
Neptune Orient Lines Ltd.	60,146	69
Singapore Airlines Ltd.	12,270	115

		184

		1,732
Spain 3.6%

Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	87,367	1,430
Banco de Sabadell S.A.	15,821	105
Banco Espanol de Credito S.A.	2,078	26
Banco Popular Espanol S.A.	23,189	209
Banco Santander S.A.	162,465	2,353

		4,123
Capital Goods 0.3%
ACS, Actividades de Construccion y Servicios S.A.	3,431	183
Fomento de Construcciones y Contratas S.A.	3,544	142
Grupo Ferrovial S.A.	4,513	155
Sacyr Vallehermoso S.A.	9,219	148

		628
Diversified Financials 0.0%
Criteria Caixacorp S.A.	19,933	96
Energy 0.3%
Compania Espanola de Petroleos S.A.	305	12
Repsol YPF S.A.	34,572	802

		814
Insurance 0.1%
Mapfre S.A.	47,797	178
Materials 0.0%
Acerinox S.A.	5,038	100
Media 0.0%
Gestevision Telecinco S.A.	5,957	68
Real Estate 0.0%
Inmobiliaria Colonial S.A. *	172,689	32
Retailing 0.1%
Industria de Diseno Textil S.A.	3,410	183
Telecommunication Services 0.5%
Telefonica S.A.	45,817	1,140
Transportation 0.1%
Abertis Infraestructuras S.A.	6,570	136
Iberia Lineas Aereas de Espana S.A.	50,963	114

		250
Utilities 0.5%
Acciona S.A.	850	103
Enagas	1,718	34
Gas Natural SDG S.A.	14,200	266
Iberdrola Renovables S.A.	26,940	124
Iberdrola S.A.	57,660	494

13

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Red Electrica Corporacion S.A.	1,254	59

		1,080

		8,692
Sweden 2.9%

Banks 1.0%
Nordea Bank AB	114,919	1,112
Skandinaviska Enskilda Banken AB, A Shares *	110,738	616
Svenska Handelsbanken AB, A Shares *	13,273	324
Swedbank AB, A Shares *	47,742	368

		2,420
Capital Goods 0.7%
AB SKF, B Shares	9,944	149
Assa Abloy AB, B Shares	6,335	105
Atlas Copco AB, A Shares	8,132	97
Atlas Copco AB, B Shares	4,600	49
NCC AB, B Shares	8,557	88
Sandvik AB	21,229	202
Scania AB, B Shares	14,350	168
Skanska AB, B Shares	14,317	201
Volvo AB, A Shares	22,303	158
Volvo AB, B Shares	47,750	349

		1,566
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	9,000	85
Consumer Durables & Apparel 0.2%
Electrolux AB, B Shares *	15,847	297
Husqvarna AB, B Shares *	11,100	70

		367
Diversified Financials 0.2%
Industrivarden AB, A Shares	8,000	86
Investor AB, B Shares	12,110	215
Kinnevik Investment AB, B Shares	5,966	80
L E Lundbergforetagen AB, B Shares	1,524	65

		446
Materials 0.3%
Boliden AB	13,800	149
Holmen AB, B Shares	2,800	77
SSAB Svenskt Stal AB, A Shares	6,700	87
Svenska Cellulosa AB, B Shares	24,100	310

		623
Retailing 0.1%
Hennes & Mauritz AB, B Shares	5,519	329
Technology Hardware & Equipment 0.1%
Telefonaktiebolaget LM Ericsson, B Shares	35,582	350
Telecommunication Services 0.2%
Tele2 AB, B Shares	8,400	113
TeliaSonera AB	70,966	455

		568
Transportation 0.1%
SAS AB *	277,499	140

		6,894
Switzerland 4.3%

Capital Goods 0.1%
ABB Ltd. — Reg’d *	14,406	263
Schindler Holding AG — Reg’d	441	29

		292
Commercial & Professional Supplies 0.1%
Adecco S.A. — Reg’d	4,071	196
SGS S.A. — Reg’d	42	50

		246
Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	8,928	219
Swatch Group AG	315	58

		277
Diversified Financials 1.2%
Credit Suisse Group AG — Reg’d	30,199	1,427
Julius Baer Holding AG — Reg’d	2,523	121
Pargesa Holding S.A.	1,786	131
UBS AG — Reg’d *	85,141	1,246

		2,925
Energy 0.0%
Petroplus Holdings AG *	3,389	54
Food, Beverage & Tobacco 0.5%
Nestle S.A. — Reg’d	30,192	1,241
Insurance 1.0%
Baloise Holding AG — Reg’d	1,166	93
Helvetia Holding AG — Reg’d	242	68
Swiss Life Holding — Reg’d *	3,465	347
Swiss Re — Reg’d	30,267	1,156
Zurich Financial Services AG — Reg’d	4,127	810

		2,474
Materials 0.3%
Clariant AG — Reg’d *	14,283	107
Givaudan S.A. — Reg’d	58	38
Holcim Ltd. — Reg’d *	6,524	396
Syngenta AG — Reg’d	447	103

		644
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Novartis AG — Reg’d	22,028	1,006
Roche Holding AG	5,006	789

		1,795
Telecommunication Services 0.1%
Swisscom AG — Reg’d	503	165
Transportation 0.1%
Kuehne & Nagel International AG — Reg’d	1,110	93

14

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Panalpina Welttransport Holding AG — Reg’d	785	60

		153
Utilities 0.0%
BKW FMB Energie AG	618	48

		10,314
United Kingdom 21.3%

Automobiles & Components 0.0%
GKN plc	51,107	88
Banks 5.5%
Barclays plc	942,892	4,793
Bradford & Bingley plc (a)(b)*	87,225	—
HSBC Holdings plc	461,818	4,673
Lloyds Banking Group plc *	873,805	1,242
Northern Rock plc (a)(b)*	4,722	—
Royal Bank of Scotland Group plc *	2,049,199	1,523
Standard Chartered plc	34,223	812

		13,043
Capital Goods 0.6%
BAE Systems plc	44,566	229
Balfour Beatty plc	9,237	47
Bunzl plc	4,353	38
Invensys plc	15,389	66
Rolls-Royce Group plc *	28,012	194
Smiths Group plc	4,967	60
Tomkins plc	39,315	116
Travis Perkins plc	8,135	111
Wolseley plc *	29,825	667

		1,528
Commercial & Professional Supplies 0.1%
Experian plc	10,245	85
G4S plc	16,594	59
Rentokil Initial plc	77,797	126

		270
Consumer Durables & Apparel 0.4%
Barratt Developments plc *	61,232	203
Persimmon plc	13,108	99
Taylor Wimpey plc *	1,040,527	677

		979
Consumer Services 0.8%
Carnival plc	16,988	493
Compass Group plc	33,409	180
Enterprise Inns plc	73,305	175
InterContinental Hotels Group plc	8,941	101
Ladbrokes plc	78,934	231
Mitchells & Butlers plc *	22,322	97
Punch Taverns plc *	163,246	286
Rank Group plc *	38,680	50
Thomas Cook Group plc	26,071	95
Tui Travel plc	49,969	190
Whitbread plc	5,317	77
William Hill plc	11,476	35

		2,010
Diversified Financials 0.3%
3i Group plc	26,192	120
F&C Asset Management plc	9,186	11
Henderson Group plc	29,046	51
HSBC Infrastructure Co., Ltd.	67,846	123
ICAP plc	12,313	93
Investec plc	18,257	123
London Stock Exchange Group plc	4,573	54
Man Group plc	36,228	168
Schroders plc	2,638	43

		786
Energy 3.3%
AMEC plc	4,784	56
BG Group plc	16,670	278
BP plc	407,049	3,375
Royal Dutch Shell plc, B Share	70,055	1,817
Royal Dutch Shell plc, Class A	91,471	2,403

		7,929
Food & Staples Retailing 0.5%
J Sainsbury plc	47,109	250
Tesco plc	133,669	819
William Morrison Supermarkets plc	40,709	183

		1,252
Food, Beverage & Tobacco 1.4%
Associated British Foods plc	12,823	170
British American Tobacco plc	19,973	620
Cadbury plc	23,031	226
Diageo plc	27,052	422
Imperial Tobacco Group plc	9,848	281
Premier Foods plc *	249,760	161
SABMiller plc	15,389	356
Tate & Lyle plc	14,942	92
Unilever plc	36,465	961

		3,289
Health Care Equipment & Services 0.0%
Smith & Nephew plc	6,641	53
Household & Personal Products 0.1%
Reckitt Benckiser Group plc	3,530	170
Insurance 1.4%
Amlin plc	6,027	33
Aviva plc	158,633	926
Friends Provident Group plc	91,862	107
Legal & General Group plc	486,265	523
Old Mutual plc	417,463	670
Prudential plc	103,057	772
RSA Insurance Group plc	54,675	116
Standard Life plc	71,654	236

		3,383

15

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Materials 2.4%
Anglo American plc	32,636	1,053
Antofagasta plc	13,884	176
BHP Billiton plc	53,622	1,404
Eurasian Natural Resources Corp.	5,688	82
Johnson Matthey plc	4,969	117
Kazakhmys plc	10,273	147
Lonmin plc	1,794	41
Mondi plc	45,540	202
Rexam plc	16,904	66
Rio Tinto plc	29,595	1,233
Vedanta Resources plc	7,751	228
Xstrata plc	70,968	959

		5,708
Media 0.4%
Aegis Group plc	29,172	40
British Sky Broadcasting Group plc	13,537	123
Daily Mail & General Trust plc, Class A	13,862	69
ITV plc	246,623	166
Pearson plc	11,489	133
Reed Elsevier plc	5,589	39
Thomson Reuters plc	8,295	266
United Business Media Ltd.	7,217	51
Yell Group plc	190,865	98

		985
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
AstraZeneca plc	19,012	886
GlaxoSmithKline plc	62,598	1,199
Shire plc	3,223	48

		2,133
Real Estate 0.4%
British Land Co. plc	27,672	201
Hammerson plc	7,551	44
Land Securities Group plc	37,638	335
Liberty International plc	11,818	86
Segro plc	53,002	244

		910
Retailing 0.7%
DSG International plc	282,057	130
Home Retail Group plc	35,665	187
Inchcape plc	836,978	385
Kesa Electricals plc	27,121	59
Kingfisher plc	122,805	437
Marks & Spencer Group plc	42,613	246
Next plc	3,000	86
The Carphone Warehouse Group plc	23,004	69

		1,599
Software & Services 0.1%
Logica plc	45,672	77
The Sage Group plc	17,747	58

		135
Telecommunication Services 1.4%
BT Group plc	457,252	965
Cable & Wireless plc	33,729	81
Vodafone Group plc	1,100,886	2,264

		3,310
Transportation 0.1%
British Airways plc *	62,428	148
EasyJet plc *	8,145	41
FirstGroup plc	12,394	69

		258
Utilities 0.5%
Centrica plc	66,036	243
Drax Group plc	10,281	69
International Power plc	15,475	66
National Grid plc	39,711	370
Scottish & Southern Energy plc	13,045	241
Severn Trent plc	4,110	67
United Utilities Group plc	19,661	148

		1,204

		51,022
United States 0.0%

Health Care Equipment & Services 0.0%
Synthes, Inc.	341	38

Total Common Stock (Cost $260,544)		234,041

Other Investment Companies 1.2% of net assets

Australia 0.0%

Australian Infrastructure Fund	75,431	93
United States 1.2%

iShares MSCI EAFE Index Fund	55,000	2,773

Total Other Investment Companies (Cost $2,615)		2,866

Preferred Stock 0.4% of net assets

Germany 0.3%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	4,266	278
Volkswagen AG	3,291	258

		536
Health Care Equipment & Services 0.0%
Fresenius SE	1,716	97
Household & Personal Products 0.1%
Henkel KGaA	3,294	121
Media 0.1%
Prosiebensat.1 Media AG	21,600	136

		890

16

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Italy 0.1%

Diversified Financials 0.1%
Istituto Finanziario Industriale S.p.A.	9,876	94
Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *	81,162	67

		161

Total Preferred Stock (Cost $1,722)		1,051

Rights 0.2% of net assets

Australia 0.1%

FKP Property Group (a)*	1,637,236	226
Belgium 0.0%

Fortis (a)(b)*	25,402	—
Germany 0.1%

Infineon Technologies AG *	132,107	136
United Kingdom 0.0%

Rexam plc *	6,146	9

Total Rights (Cost $—)		371

Warrants 0.0% of net assets

Italy 0.0%

Unione di Banche Italiane SCPA *	16,309	1

Total Warrants (Cost $2)		1

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $289,471 and the unrealized appreciation and depreciation were $0 and ($51,141), respectively, with a net unrealized depreciation of ($51,141).

At 07/31/09, the values of certain foreign securities held by the fund aggregating $220,056 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CDI	— CHESS Depositary Interest

CVA	— Dutch Certificate

FDR	— Fiduciary Depositary Receipt

IDB	— Industrial development board

Reg’d	— Registered

REIT	— Real Estate Investment Trust
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

17

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Common Stock — (a)	$—	$215,203	$—	$215,203

Canada — (a)	12,406	—	—	12,406

Hong Kong
Telecommunication Services	88	622	—	710

Japan
Food, Beverage & Tobacco	38	651	—	689

Spain
Banks	2,353	1,770	—	4,123

United Kingdom
Real Estate	244	666	—	910

Other Investment Companies
Australia	—	93	—	93
United States	2,773	—	—	2,773

Preferred Stock — (a)	—	1,051	—	1,051

Rights
Australia — (a)	—	—	226	226
Germany — (a)	136	—	—	136
United Kingdom — (a)	9	—	—	9

Warrants — (a)	1	—	—	1

Total	$18,048	$220,056	$226	$238,330

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings

18

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

				Change in
	Balance as of	Accrued		Unrealized		Net	Balance as of
	October 31,	Discounts	Realized	Appreciation	Net Purchases	Transfers in	July 31,
Investments in Securities	2008	(Premiums)	Gain (Loss)	(Depreciation)	(Sales)	and/or out	2009

Common Stock
Australia
Real Estate	$22	$—	$—	$31	$26	$(79)	$—
Hong Kong
Telecommunication Services	30	—	—	(8)	—	(22)	—
Ireland
Banks	—	—	—	(29)	—	29	—
Netherlands
Capital Goods	65	—	(16)	14	(63)	—	—
United Kingdom
Capital Goods	—	—	—	3	(3)	—	—
Rights
Australia	5	—	—	221	—	—	226

Total	$122	$—	$(16)	$232	$(40)	$(72)	$226

REG46848JUL09 — 00

19

Schwab Capital Trust
Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.3%	Common Stock	32,731	34,110
0.7%	Other Investment Company	232	252
0.4%	Preferred Stock	141	133
0.1%	Rights	43	38
0.0%	Warrants	—	—
0.7%	Short-Term Investment	231	231

100.2%	Total Investments	33,378	34,764
(0.2)%	Other Assets and Liabilities, Net		(60)

100.0%	Total Net Assets		34,704

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.3% of net assets

Australia 9.0%

Banks 0.3%
Bank of Queensland Ltd.	5,486	52
Bendigo & Adelaide Bank Ltd.	8,662	59

		111
Capital Goods 1.0%
Alesco Corp., Ltd.	18,565	69
Boart Longyear Group	221,351	55
Crane Group Ltd.	4,164	38
CSR Ltd.	57,414	89
Emeco Holdings Ltd.	52,488	24
GWA International Ltd.	8,365	20
Hills Industries Ltd.	12,922	19
United Group Ltd.	4,632	46

		360
Commercial & Professional Supplies 0.5%
Corporate Express Australia Ltd.	3,523	11
Downer EDI Ltd.	10,700	58
PMP Ltd.	45,302	16
Spotless Group Ltd.	15,889	34
Transfield Services Ltd.	13,038	30
Transpacific Industries Group Ltd.	8,043	8

		157
Consumer Durables & Apparel 0.1%
Billabong International Ltd.	3,803	29

Consumer Services 0.2%
A.B.C. Learning Centres Ltd. (a)(b)*	9,091	—
Aristocrat Leisure Ltd.	9,524	34
Flight Centre Ltd.	4,700	38

		72
Diversified Financials 0.6%
Allco Finance Group Ltd. (a)(b)*	23,422	—
ASX Ltd.	2,404	75
Babcock & Brown Ltd. (a)(b)*	15,142	—
Challenger Financial Services Group Ltd.	22,334	50
IOOF Holdings Ltd.	9,214	37
Perpetual Ltd.	1,178	33
Platinum Asset Management Ltd.	4,600	17

		212
Energy 0.4%
Australian Worldwide Exploration Ltd.	6,692	15
Beach Petroleum Ltd.	17,470	12
Centennial Coal Co., Ltd.	11,824	30
New Hope Corp., Ltd.	2,439	11
Paladin Energy Ltd. *	5,863	22
WorleyParsons Ltd.	3,053	66

		156
Food & Staples Retailing 0.3%
ABB Grain Ltd.	3,747	28
AWB Ltd.	53,663	59

		87
Food, Beverage & Tobacco 0.3%
Elders Ltd.	125,572	40
Goodman Fielder Ltd.	47,296	55

		95
Health Care Equipment & Services 0.6%
Ansell Ltd.	2,174	17
Australian Pharmaceutical Industries Ltd.	33,999	16
Cochlear Ltd.	304	14
Healthscope Ltd.	4,895	18
Primary Health Care Ltd.	7,450	35
Ramsay Health Care Ltd.	1,870	16
Sigma Pharmaceuticals Ltd.	29,989	32
Sonic Healthcare Ltd.	4,689	46

		194
Materials 1.3%
Adelaide Brighton Ltd.	10,747	22
Alumina Ltd.	82,745	118
Gunns Ltd.	31,133	25
Iluka Resources Ltd. *	5,489	15
Macarthur Coal Ltd.	5,749	38
Minara Resources Ltd. *	78,119	73
Mount Gibson Iron Ltd. *	27,320	27

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Newcrest Mining Ltd.	2,028	51
OZ Minerals Ltd.	57,619	54
Straits Resources Ltd. *	18,348	36

		459
Media 0.2%
APN News & Media Ltd.	15,368	24
Seven Network Ltd.	2,826	15
Ten Network Holdings Ltd.	17,248	19
West Australian Newspapers Holdings Ltd.	2,257	11

		69
Real Estate 1.8%
Abacus Property Group	77,996	23
Australand Property Group	95,882	38
Centro Retail Group	840,607	68
Commonwealth Property Office Fund	47,904	34
ING Industrial Fund	556,240	125
ING Office Fund	146,620	59
Macquarie CountryWide Trust	420,897	184
Macquarie Office Trust	400,659	78
Sunland Group Ltd.	30,734	22

		631
Retailing 1.2%
David Jones Ltd.	14,079	60
Harvey Norman Holdings Ltd.	18,486	51
Pacific Brands Ltd.	294,194	293

		404
Software & Services 0.1%
Computershare Ltd.	5,469	45
Utilities 0.1%
Envestra Ltd.	55,552	24

		3,105
Austria 1.0%

Automobiles & Components 0.0%
Semperit AG Holding	360	10
Capital Goods 0.2%
A-TEC Industries AG *	881	11
Andritz AG	607	27
Palfinger AG	474	8
Zumtobel AG *	1,082	12

		58
Food, Beverage & Tobacco 0.0%
Agrana Beteiligungs AG	134	10
Materials 0.1%
Mayr-Melnhof Karton AG	166	16
RHI AG *	992	21

		37
Real Estate 0.6%
Atrium European Real Estate Ltd. *	21,766	114
CA Immobilien Anlagen AG *	6,672	58
Conwert Immobilien Invest SE *	3,611	32

		204
Transportation 0.1%
Flughafen Wien AG	329	13
Utilities 0.0%
EVN AG	682	11

		343
Belgium 1.3%

Capital Goods 0.2%
Bekaert N.V.	567	71
Compagnie d’Enterprises CFE	367	16

		87
Diversified Financials 0.3%
Ackermans & van Haaren N.V.	211	15
Brederode S.A.	593	12
GIMV N.V.	136	7
RHJ International *	8,751	57

		91
Energy 0.1%
Euronav S.A.	737	15
Exmar N.V.	412	6

		21
Health Care Equipment & Services 0.0%
Omega Pharma S.A.	399	12
Materials 0.3%
Nyrstar *	10,280	90
Recticel S.A.	1,682	9
Tessenderlo Chemie N.V.	728	25

		124
Real Estate 0.1%
Cofinimmo	190	24
Technology Hardware & Equipment 0.1%
Barco N.V. *	605	27
Telecommunication Services 0.1%
Telenet Group Holding N.V. *	845	19
Transportation 0.1%
Compagnie Maritime Belge S.A.	769	25
Utilities 0.0%
Elia System Operator SA/NV	432	16

		446
Canada 7.9%

Automobiles & Components 0.3%
Linamar Corp.	7,433	79
Martinrea International, Inc. *	7,378	41

		120
Banks 0.2%
Canadian Western Bank	1,121	19

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Laurentian Bank of Canada	1,163	39

		58
Capital Goods 0.4%
CAE, Inc.	2,799	19
Russel Metals, Inc.	2,403	37
SNC-Lavalin Group, Inc.	1,317	56
Toromont Industries Ltd.	916	18

		130
Commercial & Professional Supplies 0.1%
Transcontinental, Inc., Class A	4,037	31
Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	1,110	26
Gildan Activewear, Inc. *	2,202	36

		62
Diversified Financials 0.3%
AGF Management Ltd., Class B	3,272	47
Dundee Corp., Class A *	5,187	39
DundeeWealth, Inc.	1,536	13
TMX Group, Inc.	726	23

		122
Energy 1.0%
Cameco Corp.	2,843	78
Compton Petroleum Corp. *	27,496	30
Ensign Energy Services, Inc.	2,746	42
Fairborne Energy Ltd. *	4,762	16
Flint Energy Services Ltd. *	2,728	26
Highpine Oil & Gas Ltd. *	2,839	11
OPTI Canada, Inc. *	26,227	38
Paramount Resources Ltd. *	1,276	9
ShawCor Ltd., Class A	722	14
Trican Well Service Ltd.	1,941	17
Trinidad Drilling Ltd.	6,251	29
Uranium One, Inc. *	19,800	53

		363
Food, Beverage & Tobacco 0.3%
Maple Leaf Foods, Inc.	5,214	44
Saputo, Inc.	1,090	24
Viterra, Inc. *	4,522	38

		106
Health Care Equipment & Services 0.1%
CML Healthcare Income Fund	1,462	18
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	2,028	56
Kingsway Financial Services, Inc.	9,908	32

		88
Materials 3.0%
Agnico-Eagle Mines Ltd.	373	22
Canfor Corp. *	4,598	24
Cascades, Inc.	15,545	76
CCL Industries, Inc., Class B	727	16
Centerra Gold, Inc. *	2,280	14
First Quantum Minerals Ltd.	1,131	75
Franco-Nevada Corp.	597	15
Harry Winston Diamond Corp.	5,345	31
HudBay Minerals, Inc. *	4,496	33
IAMGOLD Corp.	2,265	24
Inmet Mining Corp.	996	42
Lundin Mining Corp. *	72,309	223
Methanex Corp.	5,189	86
Norbord, Inc.	25,957	25
Quadra Mining Ltd. *	5,165	51
Sherritt International Corp.	19,890	113
Silver Wheaton Corp. *	1,474	14
Sino-Forest Corp. *	4,292	59
Thompson Creek Metals Co., Inc. *	3,917	57
West Fraser Timber Co., Ltd.	1,023	25

		1,025
Media 0.3%
Astral Media, Inc.	852	23
Cogeco Cable, Inc.	853	23
Corus Entertainment, Inc., Class B	583	8
Groupe Aeroplan, Inc.	4,194	38
Torstar Corp., Class B	4,906	24

		116
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
MDS, Inc. *	2,803	18
Real Estate 0.7%
Boardwalk Real Estate Investment Trust	470	14
Calloway Real Estate Investment Trust	2,170	28
Canadian Apartment Properties Real Estate Investment Trust	975	12
Canadian Real Estate Investment Trust	932	21
Chartwell Seniors Housing Real Estate Investment Trust	2,808	16
Cominar Real Estate Investment Trust	992	16
Dundee Real Estate Investment Trust	918	14
Extendicare Real Estate Investment Trust	3,977	23
First Capital Realty, Inc.	487	8
FirstService Corp. *	496	8
H&R Real Estate Investment Trust	4,931	58
InnVest Real Estate Investment Trust	4,723	16
Primaris Retail Real Estate Investment Trust	1,192	14

		248
Retailing 0.2%
Reitmans (Canada) Ltd., Class A	1,425	19
RONA, Inc. *	4,235	54

		73

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd. *	632	17
Open Text Corp. *	423	16

		33
Transportation 0.1%
Transat A.T., Inc., Class B	2,346	24
Utilities 0.3%
Emera, Inc.	2,040	39
Fortis, Inc.	3,193	76

		115

		2,750
China 0.2%

Capital Goods 0.1%
Beijing Enterprises Holdings Ltd.	3,500	18
CITIC Resources Holdings Ltd. *	33,000	10

		28
Food, Beverage & Tobacco 0.0%
China Yurun Food Group Ltd.	6,000	9
Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	31,700	23

		60
Cyprus 0.1%

Energy 0.1%
Prosafe SE	8,607	45
Denmark 1.6%

Banks 0.4%
Jyske Bank A/S — Reg’d *	1,962	72
Sydbank A/S *	1,929	49

		121
Capital Goods 0.3%
FLSmidth & Co. A/S *	1,030	45
NKT Holding A/S *	669	25
Rockwool International A/S, B Shares	249	19
Schouw & Co. A/S	365	6
Solar A/S, B Shares	362	15

		110
Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S, B Shares	1,862	16
Energy 0.1%
Torm A/S	1,940	20
Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd.	1,205	44
Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	188	14
GN Store Nord A/S *	6,256	30
William Demant Holdings A/S *	154	9

		53
Insurance 0.1%
Alm. Brand A/S *	540	11
Topdanmark A/S *	229	31

		42
Materials 0.1%
Auriga Industries A/S, Class B	502	10
Novozymes A/S, Class B	305	27

		37
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	394	30
H. Lundbeck A/S	519	10

		40
Transportation 0.2%
D/S Norden A/S	343	12
DSV A/S *	3,806	53

		65

		548
Finland 1.6%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	2,739	58
Capital Goods 0.5%
Cargotec Corp., B Shares	3,035	57
KCI Konecranes Oyj	836	23
Lemminkainen Oyj	426	14
Outotec Oyj	1,200	29
Ramirent Oyj *	2,402	19
Uponor Oyj	2,368	32

		174
Commercial & Professional Supplies 0.0%
Poyry Oyj	605	9
Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	2,896	28
Food, Beverage & Tobacco 0.1%
HKScan Oyj	1,593	20
Health Care Equipment & Services 0.1%
Oriola-KD Oyj, Class B	4,770	22
Materials 0.2%
Huhtamaki Oyj	4,384	50
Kemira Oyj	2,947	38

		88
Media 0.0%
Alma Media Corp.	1,596	13
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	1,323	23
Real Estate 0.1%
Citycon Oyj	4,202	11

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Sponda Oyj *	8,736	25

		36
Retailing 0.1%
Stockmann Oyj Abp, B Shares	1,096	23
Software & Services 0.1%
Tieto Oyj	2,464	42
Transportation 0.0%
Finnair Oyj *	2,631	16

		552
France 2.6%

Automobiles & Components 0.1%
Plastic Omnium S.A.	1,591	31
Capital Goods 0.3%
Carbone Lorraine S.A.	478	14
IMS International Metal Service *	1,027	16
Lisi	172	8
Manitou BF *	1,325	18
Saft Groupe S.A.	376	15
Zodiac Aerospace	680	26

		97
Commercial & Professional Supplies 0.2%
Bureau Veritas S.A.	400	19
Societe BIC S.A.	518	31
Sperian Protection	96	6
Teleperformance	740	23

		79
Consumer Durables & Apparel 0.2%
Beneteau	869	12
Kaufman & Broad S.A.	1,116	23
SEB S.A.	740	36

		71
Consumer Services 0.1%
Club Mediterranee S.A. *	872	13
Euro Disney S.C.A. — Reg’d *	2,199	10
Pierre & Vacances	107	8

		31
Diversified Financials 0.1%
Boursorama *	1,004	9
Financiere Marc de Lacharriere S.A.	165	9

		18
Energy 0.2%
Bourbon S.A.	893	37
Etablissements Maurel et Prom	2,127	37

		74
Food & Staples Retailing 0.0%
Guyenne et Gascogne S.A.	84	9
Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	112	9
Bongrain S.A. *	283	17
Remy Cointreau S.A.	473	19
Vilmorin & Cie	93	9

		54
Health Care Equipment & Services 0.1%
bioMerieux	132	13
Orpea *	172	8

		21
Insurance 0.0%
April Group	206	8
Media 0.2%
Canal Plus	2,262	15
Havas S.A.	14,007	41
Ipsos	318	8
NRJ Group *	1,139	8
Spir Communication *	360	8

		80
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Ipsen S.A.	197	9
Real Estate 0.1%
Mercialys	344	12
Societe Immobilliere de Location pour l’Industrie et le Commerce	154	15

		27
Retailing 0.1%
Etam *	1,008	20
Semiconductors & Semiconductor Equipment 0.1%
Silicon-On-Insulator Technologies *	3,279	29

Software & Services 0.3%
Alten *	468	9
Altran Technologies S.A. *	5,018	15
Dassault Systemes S.A.	421	21
Groupe Steria S.C.A.	991	24
Sopra Group	151	6
UbiSoft Entertainment S.A. *	1,164	20

		95
Technology Hardware & Equipment 0.1%
Bull S.A. *	5,662	21
Neopost S.A.	375	32

		53
Telecommunication Services 0.0%
Iliad S.A.	67	7
Transportation 0.2%
Derichebourg S.A.	7,135	21
Groupe Eurotunnel S.A. — Reg’d	5,285	31
Norbert Dentressangle	236	13

		65
Utilities 0.1%
EDF Energies Nouvelles S.A.	138	7

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Rubis	196	16

		23

		901
Germany 3.3%

Automobiles & Components 0.2%
ElringKlinger AG	1,188	23
Leoni AG	2,225	43

		66
Banks 0.2%
Aareal Bank AG *	5,413	77
comdirect bank AG	1,006	8

		85
Capital Goods 0.8%
Bauer AG	316	11
Demag Cranes AG	495	12
Deutz AG *	7,875	38
Duerr AG	605	9
Gildemeister AG	2,256	24
Indus Holding AG	503	7
Kloeckner-Werke AG *	275	6
Koenig & Bauer AG *	1,075	14
Krones AG	240	9
KUKA AG *	1,148	17
MTU Aero Engines Holding AG	896	33
Pfleiderer AG *	1,997	17
Q-Cells SE *	742	13
SGL Carbon SE *	1,003	33
Solarworld AG	531	13
Vossloh AG	116	14

		270
Commercial & Professional Supplies 0.0%
GfK SE	239	6
INTERSEROH SE	131	8

		14
Consumer Durables & Apparel 0.1%
Puma AG Rudolf Dassler Sport	91	23
Rational AG	56	7

		30
Diversified Financials 0.1%
MLP AG	1,324	18
MPC Muenchmeyer Petersen Capital AG *	827	6

		24
Food, Beverage & Tobacco 0.0%
KWS Saat AG	45	8
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	685	10
Rhoen-klinikum AG	828	19

		29
Materials 0.3%
Aurubis AG	1,361	47
Fuchs Petrolub AG	274	16
Symrise AG	2,828	46

		109
Media 0.3%
Premiere AG *	28,256	119
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	1,106	21
Stada Arzneimittel AG	1,369	33

		54
Real Estate 0.3%
Alstria Office REIT-AG	1,145	9
Deutsche Euroshop AG	525	16
Deutsche Wohnen AG *	1,297	20
DIC Asset AG	1,910	13
IVG Immobilien AG *	5,004	35

		93
Retailing 0.3%
Fielmann AG	103	7
Medion AG	1,215	14
Praktiker Bau- und Heimwerkermaerkte Holding AG	6,028	60
Takkt AG	466	6

		87
Software & Services 0.1%
Bechtle AG	532	10
Software AG *	87	7
United Internet AG — Reg’d *	951	12

		29
Technology Hardware & Equipment 0.1%
Jenoptik AG *	1,351	7
Wincor Nixdorf AG	621	33

		40
Telecommunication Services 0.1%
Freenet AG *	2,868	35
Transportation 0.1%
Hamburger Hafen und Logistik AG	425	19
Sixt AG	543	13

		32
Utilities 0.0%
MVV Energie AG	292	13

		1,137
Greece 0.9%

Banks 0.2%
Agricultural Bank of Greece *	11,981	28
Emporiki Bank of Greece S.A. *	2,692	20
TT Hellenic Postbank S.A. *	3,089	23

		71
Capital Goods 0.1%
Ellaktor S.A.	2,637	22

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Halcor S.A. *	4,739	10

		32
Consumer Services 0.0%
Intralot S.A. Integrated Lottery	2,656	17
Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	1,526	18
Household & Personal Products 0.1%
Alapis Holding Industrial & Commercial S.A.	12,781	18
Materials 0.3%
Elval Aluminum Process Co. *	2,777	6
Mytilineos Holdings S.A.	2,767	24
Sidenor Steel Products Manufacturing Co., S.A. *	1,897	14
Titan Cement Co.	1,427	41
Viohalco, Hellenic Copper & Aluminum Industry S.A.	4,051	28

		113
Real Estate 0.0%
Babis Vovos International Construction S.A. *	796	5
Eurobank Properties Real Estate Investment Co.	134	1

		6
Technology Hardware & Equipment 0.1%
Intracom Holdings S.A. — Reg’d *	9,709	24
Utilities 0.0%
EYDAP Athens Water Supply & Sewage Co., S.A.	828	8

		307
Hong Kong 6.1%

Automobiles & Components 0.1%
Brilliance China Automotive Holdings Ltd. *	158,000	22
Denway Motors Ltd.	54,000	27

		49
Banks 0.3%
Chong Hing Bank Ltd.	5,000	9
Dah Sing Banking Group Ltd.	8,200	9
Dah Sing Financial Group	4,800	22
Fubon Bank (Hong Kong) Ltd.	14,000	7
Industrial & Commercial Bank of China (Asia) Ltd.	12,000	23
Wing Hang Bank Ltd.	4,000	38

		108
Capital Goods 0.4%
China High Speed Transmission Equipment Group Co., Ltd.	5,000	13
Henderson Investment Ltd.	242,000	23
HKC Holdings Ltd.	119,000	10
Johnson Electric Holdings Ltd. *	72,000	21
Melco International Development Ltd. *	15,000	10
Shanghai Industrial Holdings Ltd.	8,000	43
Shui On Construction & Materials Ltd.	8,000	11
Sinotruk Hong Kong Ltd.	15,500	18
Tianjin Development Holdings Ltd.	16,000	11

		160
Consumer Durables & Apparel 0.5%
Bosideng International Holdings Ltd.	74,000	11
C C Land Holdings Ltd.	26,000	19
China Dongxiang Group Co.	15,000	11
Stella International Holdings Ltd.	10,000	17
TCL Multimedia Technology Holdings Ltd. *	57,000	30
Techtronic Industries Co., Ltd.	66,500	55
Texwinca Holdings Ltd.	16,000	13
Truly International Holdings Ltd.	9,000	9

		165
Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	4,000	8
China Travel International Investment Hong Kong Ltd.	60,000	15
Galaxy Entertainment Group Ltd. *	33,000	10
Mandarin Oriental International Ltd.	9,000	12
The Hongkong & Shanghai Hotels Ltd.	20,000	23

		68
Diversified Financials 0.2%
China Everbright Ltd.	8,000	25
China Merchants China Direct Investments Ltd. *	9,000	21
Public Financial Holdings Ltd.	22,000	11
Sun Hung Kai & Co., Ltd.	8,000	6

		63
Energy 0.2%
CNPC Hong Kong Ltd.	44,000	45
Mongolia Energy Co., Ltd. *	19,000	7
Sinopec Kantons Holdings Ltd.	30,000	7
Titan Petrochemicals Group Ltd. *	300,000	10

		69
Food, Beverage & Tobacco 0.5%
Chaoda Modern Agriculture (Holdings) Ltd.	38,320	26
China Agri-Industries Holdings Ltd.	16,000	12
China Foods Ltd.	38,000	23
China Mengniu Dairy Co., Ltd. *	9,000	22
First Pacific Co., Ltd.	49,000	32
Global Bio-chem Technology Group Co., Ltd.	78,000	15

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Tingyi (Cayman Islands) Holding Corp.	12,000	22
Uni-President China Holdings Ltd.	9,000	5
Want Want China Holdings Ltd.	13,000	8

		165
Household & Personal Products 0.0%
Hengan International Group Co., Ltd.	3,000	17
Insurance 0.1%
China Insurance International Holdings Co., Ltd. *	6,000	18
Materials 0.2%
Lee & Man Paper Manufacturing Ltd.	9,000	14
Minmetals Resources Ltd. *	21,100	6
Nine Dragons Paper Holdings Ltd.	25,000	26
Samling Global Ltd.	238,000	19
Shougang Concord International Enterprises Co., Ltd.	63,000	13
Sinofert Holdings Ltd.	17,000	9

		87
Media 0.1%
Television Broadcasts Ltd.	5,000	22
Real Estate 2.0%
Agile Property Holdings Ltd.	28,000	39
Champion Real Estate Investment Trust	44,000	18
China Resources Land Ltd.	9,000	22
Country Garden Holdings Co.	38,000	18
Franshion Properties China Ltd.	20,000	7
Great Eagle Holdings Ltd.	16,000	37
Greentown China Holdings Ltd.	26,500	41
Guangzhou Investment Co., Ltd.	181,000	39
HKR International Ltd. *	34,400	15
Hopewell Holdings Ltd.	11,500	37
Hopson Development Holdings Ltd.	29,000	46
Hysan Development Co., Ltd.	20,000	55
K Wah International Holdings Ltd.	39,000	16
Kowloon Development Co., Ltd.	31,000	31
KWG Property Holding Ltd.	33,000	25
New World China Land Ltd.	44,400	28
Shenzhen Investment Ltd.	51,000	25
Shimao Property Holdings Ltd.	23,000	46
Shui On Land Ltd.	40,900	29
Sino-Ocean Land Holdings Ltd.	31,500	34
Sinolink Worldwide Holdings Ltd.	179,000	29
Soho China Ltd.	26,500	17
Tian An China Investments Co., Ltd.	32,000	19
Tomson Group Ltd.	16,000	7
Wheelock & Co., Ltd.	3,000	9

		689
Retailing 0.3%
Belle International Holdings Ltd.	14,000	14
Chow Sang Sang Holdings International Ltd.	13,000	11
Giordano International Ltd.	43,000	13
GOME Electrical Appliances Holdings Ltd.	144,000	42
Lifestyle International Holdings Ltd.	7,000	11

		91
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	3,600	24
Software & Services 0.0%
Tencent Holdings Ltd.	1,000	13
Technology Hardware & Equipment 0.5%
BYD Electronic International Co., Ltd. *	10,000	6
Kingboard Chemical Holdings Ltd.	18,000	57
Kingboard Laminates Holding Ltd.	30,500	16
TPV Technology Ltd.	106,000	57
VTech Holdings Ltd.	5,000	36

		172
Telecommunication Services 0.0%
SmarTone Telecommunications Holdings Ltd.	11,000	8
Transportation 0.3%
Hong Kong Aircraft Engineering Co., Ltd.	800	11
Hopewell Highway Infrastructure Ltd.	9,900	6
Pacific Basin Shipping Ltd.	39,000	29
Road King Infrastructure Ltd.	15,000	12
Shenzhen International Holdings Ltd.	165,000	12
Shun Tak Holdings Ltd.	25,000	21
Sinotrans Shipping Ltd.	28,000	14

		105
Utilities 0.1%
China Power International Development Ltd. *	33,900	12
Guangdong Investment Ltd.	22,000	12

		24

		2,117
Ireland 1.3%

Capital Goods 0.6%
DCC plc	2,710	58
Grafton Group plc *	22,893	110
Kingspan Group plc	7,325	49

		217
Consumer Services 0.0%
Paddy Power plc	518	13
Food & Staples Retailing 0.2%
Fyffes plc	53,032	29

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Total Produce plc	58,028	28

		57
Food, Beverage & Tobacco 0.3%
C&C Group plc	19,963	58
Glanbia plc	3,012	11
Greencore Group plc	16,790	26
Origin Enterprises plc *	3,158	12

		107
Health Care Equipment & Services 0.1%
United Drug plc	7,207	19
Insurance 0.0%
FBD Holdings plc	1,135	11
Media 0.1%
Independent News & Media plc	76,564	26
Transportation 0.0%
Aer Lingus Group plc *	9,012	6

		456
Israel 0.8%

Banks 0.1%
First International Bank of Israel Ltd. *	606	7
Mizrahi Tefahot Bank Ltd. *	2,582	19

		26
Capital Goods 0.1%
Clal Industries Ltd.	2,802	13
Elbit Systems Ltd.	167	11
Koor Industries Ltd.	448	13

		37
Consumer Durables & Apparel 0.0%
Elco Holdings Ltd.	1,147	11
Energy 0.0%
Paz Oil Co., Ltd.	69	11
Food & Staples Retailing 0.1%
Blue Square-Israel Ltd.	986	9
Shufersal Ltd.	1,633	7

		16
Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	643	8
Strauss Group Ltd.	502	6

		14
Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd. *	889	17
Harel Insurance Investments & Finances Service Ltd. *	147	6
Migdal Insurance & Financial Ltd. Holdings *	7,572	12

		35
Materials 0.1%
Makhteshim-Agan Industries Ltd.	4,127	21
Real Estate 0.2%
Africa Israel Investments Ltd. *	651	13
Delek Real Estate Ltd. *	16,738	21
Elbit Imaging Ltd. *	484	12
Gazit Globe Ltd.	1,441	10
Jerusalem Economy Ltd. *	1,581	12
Property & Building Corp., Ltd.	125	9

		77
Retailing 0.0%
Delek Automotive Systems Ltd.	692	8
Technology Hardware & Equipment 0.0%
NICE Systems Ltd. *	397	11
Telecommunication Services 0.1%
Partner Communications Co., Ltd.	797	15

		282
Italy 2.4%

Automobiles & Components 0.1%
Brembo S.p.A.	1,564	10
Immsi S.p.A. *	7,448	9
Piaggio & C. S.p.A.	7,614	16
Sogefi S.p.A. *	5,738	13

		48
Banks 0.3%
Banca Piccolo Credito Valtellinese Scarl	4,113	41
Banca Popolare dell’Etruria e del Lazio Scrl	2,664	17
Banco di Desio e della Brianza S.p.A.	1,555	10
Credito Artigiano S.p.A.	3,224	9
Credito Emiliano S.p.A. *	3,653	19

		96
Capital Goods 0.5%
Astaldi S.p.A.	1,433	11
Cofide S.p.A. — Compagnia Finanziaria De Benedetti *	61,803	50
Danieli S.p.A. — Officine Meccaniche Danieli & C.	519	10
Danieli S.p.A. — Officine Meccaniche Danieli & C. — RNC	2,401	26
Impregilo S.p.A.	8,938	34
Interpump Group S.p.A. *	2,250	10
Maire Tecnimont S.p.A.	3,827	15
Permasteelisa S.p.A. *	478	8

		164
Consumer Durables & Apparel 0.3%
Bulgari S.p.A.	3,620	22
Geox S.p.A.	973	8
Indesit Co., S.p.A. *	5,063	32
Safilo Group S.p.A. *	28,560	17

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Tod’s S.p.A.	157	9

		88
Diversified Financials 0.1%
Azimut Holding S.p.A.	1,335	14
DeA Capital S.p.A. *	2,804	7

		21
Food & Staples Retailing 0.0%
Marr S.p.A.	876	7
Food, Beverage & Tobacco 0.0%
Davide Campari — Milano S.p.A.	1,982	17
Health Care Equipment & Services 0.0%
Sorin S.p.A. *	10,056	16
Materials 0.1%
Cementir Holding S.p.A.	3,759	15
KME Group	10,413	8

		23
Media 0.3%
Gruppo Editoriale L’Espresso S.p.A. *	10,029	19
Mondadori (Arnoldo) Editore S.p.A. *	5,226	22
RCS MediaGroup S.p.A. *	9,832	13
Seat Pagine Gialle S.p.A. *	135,845	35

		89
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	1,079	7
Real Estate 0.3%
Beni Stabili S.p.A.	11,067	9
Immobiliare Grande Distribuzione	5,256	9
Pirelli & C. Real Estate S.p.A. *	89,239	69
Risanamento S.p.A. *	13,332	6

		93
Retailing 0.0%
Gruppo Coin S.p.A. *	2,930	14
Software & Services 0.0%
Tiscali S.p.A. *	11,519	5
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	1,409	14
Telecommunication Services 0.0%
Fastweb *	240	6
Transportation 0.2%
Alitalia S.p.A. (a)(b)	14,782	—
Ansaldo STS S.p.A.	738	15
Autostrada Torino-Milano S.p.A.	1,863	21
Gemina S.p.A. *	25,771	20
Societa Iniziative Autostradali e Servizi S.p.A.	1,544	12

		68
Utilities 0.2%
ACEA S.p.A.	1,323	15
Acegas-APS S.p.A.	1,324	9
Ascopiave S.p.A.	2,550	6
Enia S.p.A.	1,872	14
Iride S.p.A.	15,122	28

		72

		848
Japan 26.5%

Automobiles & Components 1.9%
Aichi Machine Industry Co., Ltd.	3,000	9
Aisan Industry Co., Ltd.	1,000	9
Akebono Brake Industry Co., Ltd.	2,000	13
EXEDY Corp.	1,000	23
F.C.C. Co., Ltd.	1,000	16
Futaba Industrial Co., Ltd.	8,000	31
Kanto Auto Works Ltd.	2,000	18
Kayaba Industry Co., Ltd.	12,000	27
Keihin Corp.	1,400	21
Koito Manufacturing Co., Ltd.	3,000	44
Mitsuba Corp. *	3,000	11
Musashi Seimitsu Industry Co., Ltd.	1,000	20
Nhk Spring Co., Ltd.	7,000	50
Nippon Seiki Co., Ltd.	1,000	12
Nissan Shatai Co., Ltd.	2,000	18
Nissin Kogyo Co., Ltd.	1,400	20
Press Kogyo Co., Ltd.	10,000	17
Riken Corp.	4,000	12
Sanden Corp. *	11,000	31
Showa Corp.	5,000	28
Stanley Electric Co., Ltd.	2,600	54
Tachi-S Co., Ltd.	2,000	18
The Yokohama Rubber Co., Ltd.	8,000	42
Tokai Rika Co., Ltd.	1,500	30
Tokai Rubber Industries Ltd.	1,000	13
Topre Corp.	1,000	8
Toyo Tire & Rubber Co., Ltd. *	15,000	33
TS Tech Co., Ltd.	1,700	33
Unipres Corp.	1,000	13

		674
Banks 2.0%
Bank of The Ryukyus Ltd.	1,000	12
Kansai Urban Banking Corp.	7,000	12
Kiyo Holdings, Inc.	12,000	15
Suruga Bank Ltd.	2,000	21
The 77 Bank Ltd.	5,000	29
The Aichi Bank Ltd.	100	9
The Akita Bank Ltd.	2,000	7
The Aomori Bank Ltd.	2,000	8
The Awa Bank Ltd.	2,000	12
The Bank of Iwate Ltd.	200	12
The Bank of Nagoya Ltd.	2,000	9
The Bank of Okinawa Ltd.	300	11
The Bank of Saga Ltd.	2,000	7
The Chiba Kogyo Bank Ltd. *	1,000	9
The Chugoku Bank Ltd.	2,000	27

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

The Chukyo Bank Ltd.	2,000	6
The Daisan Bank Ltd.	1,000	3
The Daishi Bank Ltd.	5,000	20
The Ehime Bank Ltd.	2,000	5
The Eighteenth Bank Ltd.	3,000	8
The Fukui Bank Ltd.	2,000	6
The Higashi-Nippon Bank Ltd.	2,000	4
The Higo Bank Ltd.	3,000	18
The Hiroshima Bank Ltd.	7,000	29
The Hokkoku Bank Ltd.	5,000	18
The Hokuetsu Bank Ltd.	3,000	6
The Hyakugo Bank Ltd.	3,000	15
The Hyakujushi Bank Ltd.	3,000	14
The Iyo Bank Ltd.	3,000	31
The Juroku Bank Ltd.	6,000	22
The Kagawa Bank Ltd.	1,000	4
The Kagoshima Bank Ltd.	2,000	16
The Keiyo Bank Ltd.	2,000	11
The Mie Bank Ltd.	1,000	4
The Minato Bank Ltd. *	4,000	6
The Miyazaki Bank Ltd.	2,000	8
The Musashino Bank Ltd.	400	14
The Nanto Bank Ltd.	4,000	23
The Nishi-Nippon City Bank Ltd.	12,000	30
The Ogaki Kyoritsu Bank Ltd.	4,000	18
The Oita Bank Ltd.	2,000	10
The San-in Godo Bank Ltd.	3,000	28
The Shiga Bank Ltd.	3,000	18
The Shikoku Bank Ltd.	2,000	7
The Tochigi Bank Ltd.	1,000	5
The Toho Bank Ltd.	3,000	14
The Tokyo Tomin Bank Ltd.	1,000	19
The Yamagata Bank Ltd.	2,000	11
The Yamanashi Chuo Bank Ltd.	2,000	10
Yamaguchi Financial Group, Inc.	3,000	41

		702
Capital Goods 4.6%
Aica Kogyo Co., Ltd.	1,000	10
Amano Corp.	1,000	9
Ando Corp.	5,000	7
Bando Chemical Industries Ltd.	2,000	5
Central Glass Co., Ltd.	6,000	25
Chiyoda Corp.	4,000	34
Chudenko Corp.	1,000	16
CKD Corp.	2,000	10
COMSYS Holdings Corp.	3,000	35
Dai-Dan Co., Ltd.	2,000	11
Daifuku Co., Ltd.	3,000	20
Ebara Corp. *	14,000	45
Fujitec Co., Ltd.	2,000	11
Furukawa Co., Ltd.	14,000	19
Futaba Corp.	1,000	17
Glory Ltd.	1,000	21
GS Yuasa Corp.	3,000	27
Hitachi Cable Ltd.	9,000	30
Hitachi Plant Technologies Ltd.	2,000	13
Hitachi Zosen Corp. *	29,000	37
Inaba Denki Sangyo Co., Ltd.	600	14
Inabata & Co., Ltd.	6,000	27
Iseki & Co., Ltd. *	3,000	14
Iwatani Corp.	11,000	32
Japan Pulp & Paper Co., Ltd.	3,000	10
JGC Corp.	3,000	52
Kamei Corp.	3,000	18
Kandenko Co., Ltd.	2,000	13
Keihan Electric Railway Co., Ltd.	6,000	26
Kitz Corp.	2,000	8
Komori Corp.	2,000	22
Kumagai Gumi Co., Ltd. *	20,000	16
Kurita Water Industries Ltd.	1,000	33
Kuroda Electric Co., Ltd.	1,300	18
Kyowa Exeo Corp.	2,000	19
Kyudenko Corp.	2,000	12
Maeda Corp.	7,000	22
Maeda Road Construction Co., Ltd.	1,000	9
Makino Milling Machine Co., Ltd.	4,000	13
Max Co., Ltd.	1,000	11
Meidensha Corp.	5,000	30
Minebea Co., Ltd.	9,000	36
MISUMI Group, Inc.	500	8
Mitsui Engineering & Shipbuilding Co., Ltd.	18,000	45
Mori Seiki Co., Ltd.	2,000	22
Nabtesco Corp.	1,000	11
Nachi-Fujikoshi Corp.	9,000	18
NEC Networks & System Integration Corp.	1,000	13
Nichias Corp.	3,000	10
Nichiha Corp.	1,000	8
Nippo Corp.	2,000	16
Nippon Densetsu Kogyo Co., Ltd.	1,000	11
Nishimatsu Construction Co., Ltd.	25,000	34
Nishio Rent All Co., Ltd.	1,000	9
Nitto Boseki Co., Ltd.	5,000	9
Noritake Co., Ltd.	2,000	7
Noritz Corp.	1,000	11
OKUMA Corp.	4,000	18
Okumura Corp.	5,000	21
OSG Corp.	2,000	18
Penta-Ocean Construction Co., Ltd. *	15,000	20
Ryobi Ltd.	8,000	21
Sanki Engineering Co., Ltd.	2,000	16
Sankyo-Tateyama Holdings, Inc. *	23,000	20
Sanwa Holdings Corp.	8,000	29
Shima Seiki Manufacturing Ltd.	400	10
ShinMaywa Industries Ltd.	4,000	15
Sintokogio Ltd.	1,000	7
Sumitomo Mitsui Construction Co., Ltd. *	19,000	19
Swcc Showa Holdings Co., Ltd. *	12,000	14
Tadano Ltd.	2,000	10
Taihei Kogyo Co., Ltd.	1,000	3
Taikisha Ltd.	1,000	11
Takara Standard Co., Ltd.	1,000	6

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Takasago Thermal Engineering Co., Ltd.	2,000	18
Tekken Corp. *	6,000	6
The Japan Steel Works Ltd.	1,000	13
The Nippon Road Co., Ltd.	1,000	2
THK Co., Ltd.	2,300	38
TOA Corp.	6,000	8
Toda Corp.	9,000	34
Toenec Corp.	1,000	6
Tokyu Construction Co., Ltd. *	3,000	9
Toshiba Machine Co., Ltd.	2,000	7
Toshiba Plant Systems & Services Corp.	1,000	12
Toyo Construction Co., Ltd.	22,000	12
Toyo Engineering Corp.	2,000	6
Tsubakimoto Chain Co.	6,000	21
Ushio, Inc.	1,000	19
Yamazen Corp.	3,000	13
Yuasa Trading Co., Ltd.	15,000	17
Yurtec Corp.	1,000	6

		1,594
Commercial & Professional Supplies 0.3%
Kyodo Printing Co., Ltd.	3,000	10
Meitec Corp.	1,000	18
Nissha Printing Co., Ltd.	400	22
Okamura Corp.	1,000	6
Park24 Co., Ltd.	1,000	8
Sohgo Security Services Co., Ltd.	1,400	16
Toppan Forms Co., Ltd.	1,000	13
Uchida Yoko Co., Ltd.	2,000	7

		100
Consumer Durables & Apparel 1.6%
Alpine Electronics, Inc.	1,600	16
Arnest One Corp. *	4,000	18
Asics Corp.	2,000	19
Clarion Co., Ltd. *	5,000	5
Cleanup Corp.	1,000	5
Daikyo, Inc. *	27,000	42
Fujitsu General Ltd.	2,000	6
Funai Electric Co., Ltd.	400	17
Goldcrest Co., Ltd.	1,000	24
Gunze Ltd.	4,000	17
Heiwa Corp.	1,000	11
Hitachi Koki Co., Ltd.	1,000	9
Juki Corp.	12,000	15
Kurabo Industries Ltd.	8,000	17
Misawa Homes Co., Ltd. *	9,000	34
Mitsui Home Co., Ltd.	1,000	6
Mizuno Corp.	2,000	9
Nisshinbo Holdings, Inc.	3,000	38
Onward Holdings Co., Ltd.	4,000	28
PanaHome Corp.	1,000	6
Rinnai Corp.	400	17
Roland Corp.	1,000	12
Sangetsu Co., Ltd.	1,000	21
Sanyo Shokai Ltd.	2,000	7
Seiko Holdings Corp.	6,000	15
Shimano, Inc.	600	24
The Japan General Estate Co., Ltd. (a)(b)	1,000	—
The Japan Wool Textile Co., Ltd.	1,000	8
Tokyo Style Co., Ltd.	2,000	16
Tomy Co., Ltd.	2,000	18
Toyobo Co., Ltd.	18,000	34
Unitika Ltd. *	17,000	15
Wacoal Holdings Corp.	1,000	13

		542
Consumer Services 0.4%
Accordia Golf Co., Ltd.	7	6
Benesse Corp.	1,000	43
Doutor Nichires Holdings Co., Ltd.	1,000	14
H.I.S. Co., Ltd.	1,000	20
Pacific Golf Group International Holdings KK	9	5
Plenus Co., Ltd.	1,000	15
Resorttrust, Inc.	1,000	11
Round One Corp.	1,000	9
Royal Holdings Co., Ltd.	1,000	11
Tokyo Dome Corp.	3,000	10
Yoshinoya Holdings Co., Ltd.	7	8
Zensho Co., Ltd.	1,000	6

		158
Diversified Financials 1.0%
Aeon Credit Service Co., Ltd.	2,000	23
Cedyna Financial Corp. *	9,550	18
Jaccs Co., Ltd.	10,000	21
JAFCO Co., Ltd.	600	21
Japan Securities Finance Co., Ltd.	3,000	25
Marusan Securities Co., Ltd.	2,000	14
Matsui Securities Co., Ltd.	1,000	10
Mizuho Investors Securities Co., Ltd. *	5,000	6
Mizuho Securities Co., Ltd.	11,000	40
Monex Group, Inc.	21	9
NIS Group Co., Ltd. *	23,000	11
Okasan Securities Group, Inc.	2,000	10
Orient Corp. *	22,000	26
SBI Holdings, Inc.	392	79
SFCG Co., Ltd. (a)(b)*	182,970	—
Tokai Tokyo Financial Holdings, Inc.	7,000	25

		338
Energy 0.3%
AOC Holdings, Inc.	3,500	33
Itohchu Enex Co., Ltd.	2,000	12
Japan Petroleum Exploration Co., Ltd.	500	25
Mitsuuroko Co., Ltd.	1,000	6
San-Ai Oil Co., Ltd.	2,000	9
Sinanen Co., Ltd.	1,000	5

		90
Food & Staples Retailing 0.8%
Arcs Co., Ltd.	1,000	14
Circle K Sunkus Co., Ltd.	1,000	16

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

FamilyMart Co., Ltd.	1,000	33
Heiwado Co., Ltd.	1,000	13
Inageya Co., Ltd.	1,000	10
Izumiya Co., Ltd.	3,000	17
Kasumi Co., Ltd.	1,000	5
Life Corp.	1,000	17
Matsumotokiyoshi Holdings Co., Ltd.	1,000	22
Okuwa Co., Ltd.	1,000	11
Sugi Pharmacy Co., Ltd.	1,000	21
Sundrug Co., Ltd.	1,000	22
The Maruetsu, Inc.	1,000	5
Tsuruha Holdings, Inc.	1,000	32
Valor Co., Ltd.	1,000	8
Yaoko Co., Ltd.	1,000	31

		277
Food, Beverage & Tobacco 1.8%
Coca-Cola Central Japan Co., Ltd.	500	7
Coca-Cola West Holdings Co., Ltd.	1,000	20
Ezaki Glico Co., Ltd.	2,000	21
Fuji Oil Co., Ltd.	1,000	12
House Food Corp.	1,000	14
Ito En Ltd.	1,300	20
Itoham Foods, Inc.	5,000	16
J-Oil Mills, Inc.	1,000	3
Kagome Co., Ltd.	1,000	18
Kikkoman Corp.	3,000	35
Marudai Food Co., Ltd.	3,000	8
Maruha Nichiro Holdings, Inc.	22,000	33
MEIJI Holdings Co., Ltd. *	1,700	69
Mikuni Coca-Cola Bottling Co., Ltd.	1,000	8
Morinaga & Co., Ltd.	4,000	8
Morinaga Milk Industry Co., Ltd.	8,000	33
Nichirei Corp.	7,000	27
Nippon Flour Mills Co., Ltd.	3,000	14
Nippon Suisan Kaisha Ltd.	11,000	30
Nissin Food Products Co., Ltd.	1,000	32
Prima Meat Packers Ltd.	8,000	9
Q.P. Corp.	2,000	21
Sapporo Holdings Ltd.	7,000	42
Showa Sangyo Co., Ltd.	2,000	6
Snow Brand Milk Products Co., Ltd.	5,000	17
Starzen Co., Ltd.	1,000	2
Takara Holdings, Inc.	3,000	20
The Nisshin Oillio Group Ltd.	3,000	16
Toyo Suisan Kaisha Ltd.	1,000	25
Yakult Honsha Co., Ltd.	1,900	42

		628
Health Care Equipment & Services 0.3%
Hitachi Medical Corp.	1,000	9
Nichii Gakkan Co.	1,000	11
Nihon Kohden Corp.	1,000	14
Nipro Corp.	1,000	21
Sysmex Corp.	200	8
Toho Pharmaceutical Co., Ltd.	2,400	32
Vital Ksk Holdings, Inc. *	2,000	11

		106
Household & Personal Products 0.2%
Aderans Holdings Co., Ltd.	2,000	28
Fancl Corp.	1,000	12
Kobayashi Pharmaceutical Co., Ltd.	300	12
Kose Corp.	300	6
Lion Corp.	3,000	14
Unicharm Corp.	200	16

		88
Insurance 0.1%
Nissay Dowa General Insurance Co., Ltd.	3,000	14
The Fuji Fire & Marine Insurance Co., Ltd. *	12,000	15

		29
Materials 3.8%
Adeka Corp.	2,600	23
Aichi Steel Corp.	3,000	11
Air Water, Inc.	3,000	33
Chuetsu Pulp & Paper Co., Ltd.	1,000	3
Daicel Chemical Industries Ltd.	8,000	51
Daido Steel Co., Ltd.	13,000	54
Daiken Corp.	3,000	5
Dainichiseika Color & Chemical Mfg. Co., Ltd.	1,000	3
Daio Paper Corp.	3,000	27
Denki Kagaku Kogyo Kabushiki Kaisha	19,000	62
Dowa Holdings Co., Ltd.	11,000	50
FP Corp.	1,000	46
Furukawa-Sky Aluminum Corp.	4,000	7
Godo Steel Ltd.	3,000	8
Hokkan Holdings Ltd.	1,000	3
Hokuetsu Paper Mills Ltd.	3,000	15
Ishihara Sangyo Kaisha Ltd. *	13,000	14
Kansai Paint Co., Ltd.	3,000	23
Kureha Corp.	3,000	17
Kurimoto Ltd. *	7,000	7
Kyoei Steel Ltd.	1,000	25
Lintec Corp.	1,000	19
Maruichi Steel Tube Ltd.	1,000	19
Mitsubishi Paper Mills Ltd.	8,000	11
Mitsubishi Steel Mfg. Co., Ltd.	4,000	9
Nakayama Steel Works Ltd.	6,000	13
Nifco, Inc.	1,300	24
Nihon Parkerizing Co., Ltd.	1,000	11
Nippon Coke & Engineering Co.	2,000	2
Nippon Kayaku Co., Ltd.	3,000	25
Nippon Light Metal Co., Ltd. *	41,000	40
Nippon Metal Industry Co., Ltd.	7,000	15
Nippon Paint Co., Ltd.	4,000	21
Nippon Shokubai Co., Ltd.	3,000	25
Nippon Soda Co., Ltd.	3,000	15
Nippon Yakin Kogyo Co., Ltd.	6,000	31
Nissan Chemical Industries Ltd.	3,000	40

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Nittetsu Mining Co., Ltd.	2,000	9
Nof Corp.	3,000	13
Osaka Steel Co., Ltd.	1,000	17
Pacific Metals Co., Ltd.	4,000	32
Rengo Co., Ltd.	4,000	25
Sakai Chemical Industry Co., Ltd.	2,000	8
Sanyo Chemical Industries Ltd.	1,000	6
Sanyo Special Steel Co., Ltd.	5,000	20
Shin-Etsu Polymer Co., Ltd.	1,000	6
Sumitomo Bakelite Co., Ltd.	5,000	28
Sumitomo Light Metal Industries Ltd. *	18,000	18
Sumitomo Osaka Cement Co., Ltd.	10,000	19
Taiyo Nippon Sanso Corp.	4,000	38
Takasago International Corp.	1,000	5
Toagosei Co., Ltd.	6,000	18
Toho Zinc Co., Ltd.	3,000	12
Tokai Carbon Co., Ltd.	3,000	16
Tokushu Tokai Holdings Co., Ltd.	3,000	8
Tokuyama Corp.	4,000	30
Tokyo Ohka Kogyo Co., Ltd.	1,000	21
Tokyo Steel Manufacturing Co., Ltd.	2,400	27
Tomoku Co., Ltd.	3,000	7
Topy Industries Ltd.	10,000	23
Toyo Ink Mfg. Co., Ltd.	7,000	23
Toyo Kohan Co., Ltd.	1,000	4
Yamato Kogyo Co., Ltd.	700	22
Yodogawa Steel Works Ltd.	4,000	19
Zeon Corp.	7,000	29

		1,310
Media 0.3%
Asatsu-DK, Inc.	1,000	22
Avex Group Holdings, Inc.	1,000	9
Kadokawa Group Holdings, Inc.	500	12
Shochiku Co., Ltd.	1,000	8
Sky Perfect JSAT Holdings, Inc.	19	7
Toei Co., Ltd.	2,000	11
Toho Co., Ltd.	1,400	25
TV Asahi Corp.	3	5

		99
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Dainippon Sumitomo Pharma Co., Ltd.	1,700	16
Hisamitsu Pharmaceutical Co., Inc.	300	10
Kaken Pharmaceutical Co., Ltd.	1,000	9
Kyorin Co., Ltd.	1,000	15
Kyowa Hakko Kogyo	2,000	23
Mochida Pharmaceutical Co., Ltd.	1,000	10
Nippon Shinyaku Co., Ltd.	1,000	13
Rohto Pharmaceutical Co., Ltd.	1,000	11
Santen Pharmaceutical Co., Ltd.	500	15
Shionogi & Co., Ltd.	2,000	41
Tsumura & Co.	300	10

		173
Real Estate 0.3%
AEON Mall Co., Ltd.	1,000	21
Daibiru Corp.	1,000	9
Iida Home Max	1,000	14
Joint Corp. (a)(b)*	4,000	—
NTT Urban Development Corp.	13	12
Sumitomo Real Estate Sales Co., Ltd.	160	7
Tokyo Tatemono Co., Ltd.	9,000	44

		107
Retailing 1.9%
ABC-Mart, Inc.	1,000	29
Alpen Co., Ltd.	1,000	18
AOKl Holdings, Inc.	1,000	11
Aoyama Trading Co., Ltd.	1,600	27
ASKUL Corp.	1,000	18
Autobacs Seven Co., Ltd.	700	24
Belluna Co., Ltd.	2,000	8
Best Denki Co., Ltd.	6,000	30
Chiyoda Co., Ltd.	1,000	14
Chori Co., Ltd.	8,000	9
Culture Convenience Club Co., Ltd.	1,000	8
DCM Japan Holdings Co., Ltd.	2,000	14
Don Quijote Co., Ltd.	1,000	21
Duskin Co., Ltd.	1,300	22
EDION Corp.	10,000	58
Fuji Co., Ltd.	1,000	19
GEO Corp.	10	8
H2O Retailing Corp.	3,000	17
Hikari Tsushin, Inc.	400	9
Izumi Co., Ltd.	1,400	19
Joshin Denki Co., Ltd.	2,000	17
K’s Holdings Corp.	1,300	38
Kato Sangyo Co., Ltd.	1,000	16
Keiyo Co., Ltd.	1,000	5
Kohnan Shoji Co., Ltd.	1,000	10
Kojima Co., Ltd.	5,000	25
Komeri Co., Ltd.	1,000	27
Nice Holdings, Inc.	7,000	14
Nissen Holdings Co., Ltd.	1,000	3
Nitori Co., Ltd.	150	11
Parco Co., Ltd.	1,000	9
Paris Miki Holdings, Inc.	1,000	10
Ryohin Keikaku Co., Ltd.	400	17
Shimachu Co., Ltd.	1,000	21
Shimamura Co., Ltd.	300	27
T-Gaia Corp.	5	7
USS Co., Ltd.	300	19
Yokohama Reito Co., Ltd.	1,000	6

		665
Semiconductors & Semiconductor Equipment 0.3%
Disco Corp.	200	10
Sanken Electric Co., Ltd.	7,000	28
Shinko Electric Industries Co., Ltd.	1,300	20
Tokyo Seimitsu Co., Ltd.	1,000	14
ULVAC, Inc.	800	21

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

USC Corp.	1,000	12

		105
Software & Services 1.0%
Capcom Co., Ltd.	400	8
CSK Holdings Corp. *	11,400	54
eAccess Ltd.	12	9
Fuji Soft, Inc.	1,000	20
Hitachi Software Engineering Co., Ltd.	400	11
ITOCHU Techno-Solutions Corp.	400	12
Konami Corp.	1,800	38
NEC Fielding Ltd.	1,000	14
Nihon Unisys Ltd.	2,000	18
Nomura Research Institute Ltd.	1,800	45
NS Solutions Corp.	500	9
OBIC Co., Ltd.	40	7
Oracle Corp.	200	8
OTSUKA Corp.	300	16
Square Enix Holdings Co., Ltd.	500	11
Sumisho Computer Systems Corp.	500	8
Tecmo Koei Holdings Co., Ltd. *	1,000	8
Trans Cosmos, Inc. *	1,000	13
Trend Micro, Inc.	1,000	34

		343
Technology Hardware & Equipment 2.1%
Anritsu Corp.	3,000	12
Canon Electronics, Inc.	1,000	15
Cmk Corp.	2,000	20
Dainippon Screen Mfg. Co., Ltd. *	12,000	43
Hamamatsu Photonics K.K.	1,000	20
Hirose Electric Co., Ltd.	300	34
Hitachi Kokusai Electric, Inc.	2,000	15
Hitachi Maxell Ltd.	1,000	18
HORIBA Ltd.	1,000	24
Hosiden Corp.	2,000	26
Japan Aviation Electronics Industry Ltd.	2,000	13
Japan Radio Co., Ltd.	7,000	17
Kaga Electronics Co., Ltd.	1,000	12
Mabuchi Motor Co., Ltd.	500	25
Mitsumi Electric Co., Ltd.	1,900	47
Nichicon Corp.	2,000	30
Nidec Sankyo Corp.	1,000	6
Nippon Chemi-Con Corp.	6,000	21
Ryoden Trading Co., Ltd.	2,000	12
Ryosan Co., Ltd.	1,000	26
Ryoyo Electro Corp.	1,000	9
Sanshin Electronics Co., Ltd.	1,000	9
Shimadzu Corp.	3,000	23
Shinko Shoji Co., Ltd.	1,000	9
Star Micronics Co., Ltd.	1,000	10
Taiyo Yuden Co., Ltd.	4,000	54
Topcon Corp.	1,000	5
Toshiba Tec Corp.	5,000	21
Uniden Corp. *	6,000	17
Yamatake Corp.	1,000	22
YASKAWA Electric Corp.	5,000	35
Yokogawa Electric Corp.	8,100	63

		713
Transportation 1.0%
Daiichi Chuo Kisen Kaisha	2,000	5
Fukuyama Transporting Co., Ltd.	2,000	9
Hitachi Transport System Ltd.	1,000	13
Iino Kaiun Kaisha Ltd.	1,000	5
Japan Airport Terminal Co., Ltd.	1,000	12
Kamigumi Co., Ltd.	3,000	25
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5
Keihin Electric Express Railway Co., Ltd.	4,000	33
Keisei Electric Railway Co., Ltd.	4,000	25
Kintetsu World Express, Inc.	1,000	24
Mitsubishi Logistics Corp.	2,000	25
Mitsui-Soko Co., Ltd.	2,000	8
Nippon Konpo Unyu Soko Co., Ltd.	1,000	12
Nishi-Nippon Railroad Co., Ltd.	5,000	19
Nissin Corp.	2,000	5
Sagami Railway Co., Ltd.	4,000	17
Sankyu, Inc.	7,000	26
Seino Holdings Co., Ltd.	6,000	47
Senko Co., Ltd.	2,000	7
Shinwa Kaiun Kaisha Ltd.	1,000	3
The Sumitomo Warehouse Co., Ltd.	3,000	13
Tonami Transportation Co., Ltd.	1,000	3

		341
Utilities 0.0%
Saibu Gas Co., Ltd.	2,000	5
Shizuoka Gas Co., Ltd.	1,000	7
Tokai Corp.	1,000	4

		16

		9,198
Liechtenstein 0.1%

Banks 0.0%
Liechtensteinische Landesbank AG	291	18
Diversified Financials 0.1%
Verwaltungs-und Privat-Bank AG	149	19

		37
Luxembourg 0.2%

Real Estate 0.1%
Gagfah S.A.	2,282	19
Orco Property Group *	1,648	17

		36
Telecommunication Services 0.1%
COLT Telecom Group S.A. *	15,918	29
Transportation 0.0%
Logwin AG *	5,563	8

		73

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Netherlands 3.1%

Capital Goods 0.9%
Aalberts Industries N.V.	3,531	33
Arcadis N.V.	788	15
Draka Holdings N.V. *	2,241	36
Eriks Group N.V., CVA	298	20
Heijmans N.V., CVA *	48,361	74
Imtech N.V.	1,838	39
Koninklijke Boskalis Westminster N.V.	991	25
Wavin N.V.	35,703	65

		307
Commercial & Professional Supplies 0.1%
USG People N.V. *	2,539	34
Consumer Durables & Apparel 0.2%
Koninklijke Ten Cate N.V.	662	12
TomTom N.V. *	4,165	46

		58
Diversified Financials 0.1%
Kardan N.V. *	3,409	24
Energy 0.3%
Fugro N.V., CVA	1,190	54
SBM Offshore N.V.	2,253	43

		97
Food & Staples Retailing 0.1%
Sligro Food Group N.V.	380	10
Super De Boer *	6,290	26

		36
Food, Beverage & Tobacco 0.4%
CSM	3,638	64
Koninklijike Wessanen N.V.	5,085	22
Nutreco Holding N.V.	952	41

		127
Health Care Equipment & Services 0.1%
Mediq N.V.	2,677	35
Materials 0.0%
AMG Advanced Metallurgical Group N.V. *	1,259	10
Media 0.0%
Telegraaf Media Groep N.V.	381	6
Real Estate 0.4%
Eurocommercial Properties N.V., CVA	935	32
Nieuwe Steen Investments N.V.	1,107	18
Vastned Offices/Industrial N.V.	1,235	19
VastNed Retail N.V.	566	30
Wereldhave N.V.	563	46

		145
Retailing 0.0%
Macintosh Retail Group N.V.	838	12
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	2,086	35
Software & Services 0.0%
Exact Holding N.V.	544	14
Technology Hardware & Equipment 0.3%
Gemalto N.V. *	939	35
Oce N.V.	14,279	71

		106
Transportation 0.1%
Koninklijke Vopak N.V. *	290	18
Smit Internationale N.V.	203	14

		32

		1,078
New Zealand 0.7%

Consumer Durables & Apparel 0.2%
Fisher & Paykel Appliances Holdings Ltd.	95,769	55
Consumer Services 0.1%
Sky City Entertainment Group Ltd.	14,243	31
Materials 0.1%
Nufarm Ltd.	3,492	32
Media 0.0%
Sky Network Television Ltd.	3,802	11
Real Estate 0.1%
AMP NZ Office Trust	15,664	8
Goodman Property Trust	10,218	6
Kiwi Income Property Trust	24,067	16

		30
Retailing 0.0%
The Warehouse Group Ltd.	4,231	11
Transportation 0.1%
Air New Zealand Ltd.	29,360	22
Auckland International Airport Ltd.	19,813	22

		44
Utilities 0.1%
Contact Energy Ltd.	6,565	27
Vector Ltd.	7,288	10

		37

		251
Norway 1.8%

Banks 0.2%
Sparebanken 1 SMN	4,089	27
Sparebanken Rogaland	5,523	29

		56
Capital Goods 0.1%
Renewable Energy Corp. A/S *	2,600	21

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Veidekke A.S.A.	3,576	21

		42
Consumer Durables & Apparel 0.0%
Ekornes A.S.A.	1,145	16
Diversified Financials 0.1%
ABG Sundal Collier Holding A.S.A.	20,487	24
Energy 0.7%
BW Offshore Ltd. *	34,053	40
DNO International A.S.A. *	25,239	31
Dockwise Ltd. *	11,253	13
DOF A.S.A. *	1,764	10
Fred. Olsen Energy A.S.A.	453	17
Golar LNG Ltd.	1,146	12
Petroleum Geo-Services A.S.A. *	9,705	68
Subsea 7, Inc. *	2,853	33
TGS Nopec Geophysical Co., A.S.A. *	1,785	20

		244
Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A. *	2,666	12
Cermaq A.S.A. *	2,891	21
Leroy Seafood Group A.S.A.	660	11
Marine Harvest *	78,190	49

		93
Media 0.2%
Schibsted A.S.A. *	4,485	51
Real Estate 0.0%
Norwegian Property A.S.A. *	11,574	11
Software & Services 0.1%
Atea A.S.A.	4,311	22
EDB Business Partner A.S.A. *	2,462	7
		29
Technology Hardware & Equipment 0.0%
Tandberg A.S.A.	764	16
Transportation 0.1%
Eitzen Chemical A.S.A. *	12,359	6
Stolt-Nielsen S.A.	1,364	18

		24

		606
Portugal 0.4%

Banks 0.0%
Banif, SGPS, S.A. — Reg’d	5,376	9
Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	3,059	13
Teixeira Duarte-Engenharia e Construcoes S.A. *	18,488	25

		38
Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel S.A.	6,134	15
Semapa — Sociedade de Investimento e Gestao, SGPS, S.A.	993	9
Sonae Industria-SGPS, S.A. *	7,155	22

		46
Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS S.A.	4,459	25
Retailing 0.0%
SAG GEST — Solucos Automovel Globais, SGPS, S.A.	3,007	4
Telecommunication Services 0.1%
SONAECOM — SGPS, S.A. *	7,558	20

		142
Singapore 2.7%

Capital Goods 0.2%
Cosco Corp.(Singapore) Ltd.	12,431	11
Haw Par Corp., Ltd.	4,000	14
Hong Leong Asia Ltd.	18,000	21
SembCorp Marine Ltd.	11,048	24

		70
Consumer Services 0.0%
Hotel Properties Ltd.	9,000	12
Diversified Financials 0.3%
First Ship Lease Trust	32,000	14
Kim Eng Holdings Ltd.	7,120	10
Macquarie International Infrastructure Fund Ltd.	72,000	20
Singapore Exchange Ltd.	10,000	60

		104
Food & Staples Retailing 0.1%
Olam International Ltd.	22,704	40
Food, Beverage & Tobacco 0.3%
Cerebos Pacific Ltd.	4,000	9
China Fishery Group Ltd. *	32,900	27
Golden Agri-Resources Ltd.	169,554	50
Indofood Agri Resources Ltd. *	17,000	18

		104
Health Care Equipment & Services 0.1%
Parkway Holdings Ltd.	9,866	14
Real Estate 1.1%
Allgreen Properties Ltd.	32,000	27
Ascendas Real Estate Investment Trust (A-REIT)	25,000	29
CapitaCommercial Trust	82,302	49
CapitaMall Trust	51,000	56

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

CDL Hospitality Trusts	26,000	22
Fortune REIT	25,000	13
Guocoland Ltd.	6,000	9
K-REIT Asia	11,000	8
Keppel Land Ltd.	24,000	44
Mapletree Logistics Trust	38,000	16
Singapore Land Ltd.	5,000	18
UOL Group Ltd.	22,000	53
Wing Tai Holdings Ltd.	19,000	23
Yanlord Land Group Ltd.	10,000	19

		386
Semiconductors & Semiconductor Equipment 0.1%
Chartered Semiconductor Manufacturing Ltd. *	19,500	30
STATS ChipPAC Ltd. *	25,000	13

		43
Technology Hardware & Equipment 0.2%
Venture Corp., Ltd.	9,184	61
Telecommunication Services 0.1%
MobileOne Ltd.	8,000	9
StarHub Ltd.	9,000	14

		23
Transportation 0.2%
ComfortDelGro Corp., Ltd.	36,102	39
SIA Engineering Co., Ltd.	3,205	6
Singapore Airport Terminal Services Ltd.	5,749	8
Singapore Post Ltd.	17,000	11
SMRT Corp., Ltd.	7,000	8

		72

		929
Spain 2.1%

Banks 0.2%
Banco de Valencia S.A.	768	8
Banco Pastor S.A.	3,712	30
Bankinter S.A.	3,460	39

		77
Capital Goods 0.3%
Abengoa S.A.	989	25
Construcciones Y Auxiliar De Ferrocarriles S.A.	34	15
Fluidra S.A. *	1,153	5
Obrascon Huarte Lain S.A.	2,187	53
Uralita S.A.	1,653	10

		108
Commercial & Professional Supplies 0.0%
Prosegur, Compania de Seguridad S.A. — Reg’d	359	13
Consumer Durables & Apparel 0.0%
La Seda de Barcelona S.A., Class B *	15,006	7
Consumer Services 0.3%
Codere S.A. *	1,135	10
NH Hoteles S.A. *	13,244	53
Sol Melia S.A.	2,979	20

		83
Diversified Financials 0.2%
Bolsas y Mercados Espanoles	1,243	40
Corporacion Financiera Alba S.A.	517	27

		67
Energy 0.0%
Tecnicas Reunidas S.A.	259	13
Food, Beverage & Tobacco 0.2%
Campofrio Food Group S.A.	944	9
Ebro Puleva S.A.	2,553	42
Pescanova S.A.	265	9
Sos Cuetara S.A. *	1,370	7

		67
Insurance 0.1%
Grupo Catalana Occidente S.A.	1,329	27
Materials 0.2%
Cementos Portland Valderrivas S.A.	527	24
Cie Automotive S.A. *	1,169	6
Ercros S.A. *	36,142	7
Grupo Empresarial Ence S.A. *	5,147	16
Tubos Reunidos S.A.	3,015	8

		61
Media 0.3%
Antena 3 de Television S.A.	2,951	29
Promotora de Informaciones S.A. (Prisa) *	9,113	50
Vocento S.A. *	3,723	20

		99
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	933	12
Grifols S.A.	705	13

		25
Real Estate 0.0%
Realia Business S.A. *	4,472	10
Software & Services 0.1%
Indra Sistemas S.A.	1,502	35
Transportation 0.1%
Cintra Concesiones de Infraestructuras de Transporte S.A.	2,458	20

		712
Sweden 3.2%

Capital Goods 1.2%
Alfa Laval AB	4,300	47
Cardo AB	638	15

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Haldex AB *	2,494	18
Hexagon AB, Class B	4,613	50
Lindab International AB	3,523	30
Peab AB	6,464	30
Saab AB, Class B	2,247	26
Trelleborg AB, B Shares *	39,746	200

		416
Commercial & Professional Supplies 0.1%
Intrum Justitia AB	700	7
Niscayah Group AB	15,710	28

		35
Consumer Durables & Apparel 0.1%
JM AB *	3,123	26
Diversified Financials 0.2%
D. Carnegie & Co. AB (a)(b)*	851	—
Investment AB Oresund	1,087	15
Ratos AB, B Shares	2,858	68

		83
Energy 0.1%
Lundin Petroleum AB *	4,415	39
Food & Staples Retailing 0.1%
Axfood AB	738	18
Hakon Invest AB	1,202	13

		31
Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	723	10
Swedish Match AB	1,981	38

		48
Health Care Equipment & Services 0.1%
Getinge AB, Class B	3,162	47
Materials 0.1%
Billerud *	6,575	38
Media 0.6%
Eniro AB *	31,926	108
Modern Times Group MTG AB, B Shares	2,296	86

		194
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	2,078	16
Real Estate 0.3%
Castellum AB	1,467	11
Fabege AB	6,835	29
Hufvudstaden AB, A Shares	1,586	10
Klovern AB	4,155	12
Kungsleden AB	5,680	31
Wallenstam AB, Class B	1,093	13

		106
Retailing 0.1%
Nobia AB *	5,748	26

		1,105
Switzerland 3.5%

Automobiles & Components 0.2%
Rieter Holding AG — Reg’d *	304	57
Banks 0.2%
Banque Cantonale Vaudoise — Reg’d *	48	17
Basler Kantonalbank	235	26
Gottex Fund Management Holdings Ltd.	1,635	12
St. Galler Kantonalbank — Reg’d	32	12

		67
Capital Goods 0.8%
Bobst Group AG *	469	15
Bucher Industries AG — Reg’d	257	28
Daetwyler Holding AG	157	6
Geberit AG — Reg’d	406	57
Georg Fischer AG — Reg’d *	249	52
Implenia AG *	765	21
Kaba Holding AG, Class B — Reg’d	60	12
OC Oerlikon Corp. AG — Reg’d *	1,025	59
Sulzer AG — Reg’d	651	43

		293
Consumer Durables & Apparel 0.2%
AFG Arbonia-Forster Holding AG *	1,306	22
Forbo Holding AG — Reg’d *	117	26
Metall Zug AG	4	8

		56
Consumer Services 0.1%
Kuoni Reisen Holding AG — Reg’d	65	20
Diversified Financials 0.3%
Athris Holding AG *	10	8
Bank Sarasin & Cie AG Class B — Reg’d *	611	20
Compagnie Financiere Tradition	78	10
EFG International AG	1,584	20
Partners Group Holding AG	100	11
Vontobel Holding AG — Reg’d	763	24

		93
Food, Beverage & Tobacco 0.3%
Aryzta AG *	996	35
Barry Callebaut AG — Reg’d *	31	18
Bell Holding AG — Reg’d	5	8
Emmi AG — Reg’d	93	9
Lindt & Spruengli AG	5	10
Lindt & Spruengli AG — Reg’d	1	24

		104
Health Care Equipment & Services 0.2%
Galenica AG — Reg’d	44	13
Nobel Biocare Holding AG — Reg’d	1,236	30
Sonova Holding AG — Reg’d	398	35

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Straumann Holding AG- Reg’d	41	9

		87
Insurance 0.0%
Schweizerische Naional-Versicherungs-Gesellschaft — Reg’d	623	15
Materials 0.3%
EMS-Chemie Holding AG — Reg’d	277	29
Schmolz & Bickenbach AG — Reg’d	1,682	58
Sika AG	26	31

		118
Media 0.1%
PubliGroupe S.A. — Reg’d	246	18
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Actelion Ltd. — Reg’d *	231	13
BB Medtech AG	971	36
Lonza Group AG — Reg’d	349	34

		83
Real Estate 0.2%
Allreal Holding AG — Reg’d	81	10
Jelmoli Holding AG — Reg’d	61	23
PSP Swiss Property AG — Reg’d *	501	26
Swiss Prime Site AG — Reg’d *	237	11

		70
Retailing 0.2%
Charles Vogele Holding AG *	396	14
Dufry Group — Reg’d *	393	15
Valora Holding AG — Reg’d	122	25

		54
Semiconductors & Semiconductor Equipment 0.0%
Micronas Semiconductor Holding AG — Reg’d *	3,728	11
Technology Hardware & Equipment 0.2%
Kudelski S.A.	822	16
Logitech International S.A. — Reg’d *	2,869	48

		64
Transportation 0.0%
Flughafen Zuerich AG — Reg’d *	43	12
Utilities 0.0%
Romande Energie Holding S.A. — Reg’d	4	7

		1,229
United Kingdom 13.9%

Banks 0.1%
Paragon Group Cos. plc	26,986	47
Capital Goods 2.6%
Ashtead Group plc	46,388	48
Bodycote plc	11,141	27
BSS Group plc	3,272	14
Carillion plc	11,027	48
Charter International plc	4,345	41
Cobham plc	12,145	36
Cookson Group plc	17,761	92
Fenner plc	8,783	14
Galliford Try plc	28,073	26
IMI plc	10,630	60
Interserve plc	7,785	25
Keller Group plc	1,658	18
Kier Group plc	1,631	25
Meggitt plc	18,809	56
Melrose plc	9,732	19
Morgan Crucible Co. plc	10,848	23
Morgan Sindall plc	1,614	17
Qinetiq Group plc	12,117	27
SIG plc	74,047	151
Speedy Hire plc	56,370	33
Spirax-Sarco Engineering plc	1,081	17
The Weir Group plc	5,013	46
Ultra Electronics Holdings plc	564	11
VT Group plc	2,322	18

		892
Commercial & Professional Supplies 1.2%
Aggreko plc	3,250	30
Babcock International Group plc	2,661	21
Capita Group plc	4,110	46
De La Rue plc	1,427	20
Hays plc	35,415	56
Homeserve plc	921	21
Intertek Group plc	1,309	23
Michael Page International plc	4,150	21
Mitie Group plc	6,232	25
Regus plc	13,805	16
Serco Group plc	6,106	41
Shanks Group plc	26,950	34
The Davis Service Group plc	9,141	51
WS Atkins plc	2,240	24

		429
Consumer Durables & Apparel 0.6%
Bellway plc	4,624	57
Bovis Homes Group plc	5,045	39
Burberry Group plc	8,184	63
Redrow plc *	9,802	31
The Berkeley Group Holdings plc *	2,158	30

		220
Consumer Services 0.6%
Greene King plc	8,797	62
J.D. Wetherspoon plc	2,949	22
Luminar Group Holdings plc (a)*	2,765	3
Luminar Group Holdings plc	8,295	21
Marston’s plc	34,193	53
Millennium & Copthorne Hotels plc	3,687	17
PartyGaming plc *	3,897	17

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Restaurant Group plc	5,319	14

		209
Diversified Financials 1.2%
Aberdeen Asset Management plc	12,927	27
Ashmore Group plc	6,641	23
Cattles plc (a)(b)	247,655	14
Close Brothers Group plc	5,051	58
Collins Stewart plc	12,106	16
F&C Asset Management plc	19,579	24
IG Group Holdings plc	3,195	16
Intermediate Capital Group plc	34,748	114
International Personal Finance	9,458	21
Provident Financial plc	3,545	48
Tullett Prebon plc	8,830	53

		414
Energy 0.8%
Cairn Energy plc *	602	24
Dana Petroleum plc *	1,118	26
Hunting plc	3,330	23
John Wood Group plc	6,807	30
Petrofac Ltd.	1,687	21
Premier Oil plc *	1,923	40
Tullow Oil plc	3,225	53
UK Coal plc *	5,957	12
Venture Production plc	3,066	43

		272
Food, Beverage & Tobacco 0.4%
Britvic plc	6,975	40
Dairy Crest Group plc	8,212	45
Greggs Plc	2,114	14
Northern Foods plc	32,314	33
Robert Wiseman Dairies plc	1,203	8

		140
Health Care Equipment & Services 0.1%
Southern Cross Healthcare Ltd. *	7,848	18
SSL International plc	1,488	14

		32
Household & Personal Products 0.1%
McBride plc	6,844	17
PZ Cussons plc	3,523	14

		31
Insurance 0.6%
Admiral Group plc	1,588	25
Beazley plc	9,841	17
Brit Insurance Holdings plc	12,936	45
Catlin Group Ltd.	8,927	46
Chaucer Holdings plc	13,552	10
Hiscox Ltd.	7,128	36
Jardine Lloyd Thompson Group plc	2,387	17
St. James’s Place plc	3,024	9

		205
Materials 0.7%
Aquarius Platinum Ltd.	5,827	25
Croda International plc	1,839	18
DS Smith plc	33,310	42
Elementis plc	13,741	7
Ferrexpo plc	5,604	13
Filtrona plc	7,076	15
Gem Diamonds Ltd. *	8,655	28
Hochschild Mining plc	2,110	9
Marshalls plc	16,371	27
Peter Hambro Mining plc	3,612	40
Yule Catto & Co. plc	10,981	21

		245
Media 0.5%
Euromoney Institutional Investor plc	2,458	9
Informa plc	15,958	64
Johnston Press plc *	257,596	66
St. Ives plc	16,961	13
Taylor Nelson Sofres plc *	5,062	22

		174
Real Estate 0.9%
Big Yellow Group plc *	3,977	23
Brixton plc	51,601	40
CLS Holdings plc *	2,180	11
Daejan Holdings plc	306	10
Derwent London plc	3,400	55
Grainger plc	6,213	19
Great Portland Estates plc	10,120	39
Invista Foundation Property Trust Ltd.	44,665	25
Mapeley Ltd. (a)(b)	2,199	—
Savills plc	3,183	18
Shaftesbury plc	5,111	28
St. Modwen Properties plc	4,087	14
Workspace Group plc	69,195	18

		300
Retailing 1.4%
Carpetright plc	1,592	17
Debenhams plc	94,545	140
Findel plc (a)*	23,552	6
Findel plc	9,814	6
Galiform plc *	75,106	70
GAME GROUP plc	5,962	15
Halfords Group plc	5,032	29
Headlam Group plc	3,641	16
HMV Group plc	14,729	27
JJB Sports plc *	105,556	48
Mothercare plc	1,635	14
N Brown Group plc	3,713	14
Smiths News plc	16,389	32
Sports Direct International	14,013	21
WH Smith plc	4,295	31
Woolworths Group plc (a)(b)*	165,675	—

		486

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	10,062	21
CSR plc *	4,801	35

		56
Software & Services 0.4%
Autonomy Corp. plc *	900	18
Computacenter plc	10,083	37
Dimension Data Holdings plc	45,257	45
Misys plc *	11,183	34
Xchanging plc	2,762	9

		143
Technology Hardware & Equipment 0.5%
Electrocomponents plc	17,924	45
Halma plc	6,038	19
Laird plc	18,653	54
Premier Farnell plc	9,519	23
Spectris plc	2,636	25

		166
Telecommunication Services 0.2%
Inmarsat plc	4,493	42
KCOM Group plc	49,035	23

		65
Transportation 0.7%
Air Berlin plc *	3,641	17
BBA Aviation plc	31,658	72
Forth Ports plc	1,014	17
Go-Ahead Group plc	2,074	42
Northgate plc	36,237	7
Stagecoach Group plc	17,149	39
Wincanton plc	11,335	35

		229
Utilities 0.2%
Northumbrian Water Group plc	8,185	32
Pennon Group plc	6,611	50

		82

		4,837
United States 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Perrigo Co.	568	16

Total Common Stock (Cost $32,731)		34,110

Other Investment Company 0.7% of net assets

United States 0.7%

iShares MSCI EAFE Index Fund	5,000	252

Total Other Investment Company (Cost $232)		252

Preferred Stock 0.4% of net assets

Germany 0.4%

Capital Goods 0.1%
Jungheinrich AG	2,351	34
Consumer Durables & Apparel 0.1%
Hugo Boss AG	1,126	31
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	771	22
Materials 0.1%
Dyckerhoff AG	238	14
Fuchs Petrolub AG	175	10

		24
Transportation 0.0%
Sixt AG	1,269	22

Total Preferred Stock (Cost $141)		133

Rights 0.1% of net assets

Australia 0.0%

Commercial & Professional Supplies 0.0%
Transpacific Industries Group Ltd. (a)*	4,706	—
Real Estate 0.0%
Australand Property Group (a)*	67,117	4

		4
France 0.0%

Health Care Equipment & Services 0.0%
Orpea *	81	—

United Kingdom 0.1%

Transportation 0.1%
Northgate Plc *	362,370	34

Total Rights (Cost $43)		38

Warrants 0.0% of net assets

Bermuda 0.0%
Capital Goods 0.0%
PYI Corp., Ltd. *	3,333	—

	% of Net	Value
Security and Number of Shares	Assets	($ x 1,000)

Hong Kong 0.0%

Energy 0.0%
HKC Holdings Ltd. *	7,600	—

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Hong Kong Energy Holdings Ltd. *	524	—

		—

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.7% of net assets

Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	231	231

Total Short-Term Investment (Cost $231)		231

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $33,897 and the unrealized appreciation and depreciation were $3,239 and ($2,372), respectively, with a net unrealized depreciation of ($867).
At 07/31/09, the values of certain foreign securities held by the fund aggregating $31,352 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(b)	Illiquid security. At the period end, the value of these amounted to $14 or 0.0% of net assets.

CVA	— Dutch Certificate

GO	— General obligation

Reg’d	— Registered

REIT	— Real Estate Investment Trust

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$—	$28,907	$—	$28,907

Canada — (a)	2,750	—	—	2,750

Japan
Food, Beverage & Tobacco	69	559	—	628
Health Care Equipment & Services	11	95	—	106
Software & Services	8	335	—	343

Switzerland
Diversified Financials	8	85	—	93

United Kingdom
Consumer Services	—	206	3	209
Diversified Financials	—	400	14	414
Media	22	152	—	174
Retailing	—	480	6	486

Other Investment Company	252	—	—	252

Preferred Stock — (a)	—	133	—	133

Rights
Australia — (a)	—	—	4	4
United Kingdom — (a)	34	—	—	34

Warrants — (a)	—	—	—	—

Short-Term Investment	—	231	—	231

Total	$3,154	$31,583	$27	$34,764

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings

Schwab Fundamental International Small-Mid Company Index Fund
Portfolio Holdings (Unaudited) continued

	Balance			Change in		Net
	as of	Accrued	Realized	Unrealized	Net	Transfers	Balance as
	October	Discounts	Gain	Appreciation	Purchases	in and/or	of July 31,
Investments in Securities	31, 2008	(Premiums)	(Loss)	(Depreciation)	(Sales)	out	2009

Common Stock
Australia
Consumer Services	$2	$—	$—	($2)	$—	$—	$—
Diversified Financials	—	—	—	(9)	2	7	—
Bermuda
Media	7	—	(4)	—	(3)	—	—
Hong Kong
Banks	14	—	3	(2)	(15)	—	—
Italy
Transportation	4	—	—	(4)	—	—	—
Japan
Consumer Durables & Apparel	—	—	—	(2)	—	2	—
Diversified Financials	—	—	—	(7)	6	1	—
Real Estate	—	—	(7)	3	3	1	—
Singapore
Insurance	1	—	(1)	1	(1)	—	—
Sweden
Diversified Financials	—	—	—	(2)	—	2	—
United Kingdom
Consumer Services	—	—	—	3	—	—	3
Diversified Financials	—	—	(49)	38	19	6	14
Energy	8	—	(3)	2	(7)	—	—
Real Estate	—	—	(11)	2	7	2	—
Retailing	—	—	—	6	—	—	6
Rights
Australia
Real Estate	—	—	—	4	—	—	4

Total	$36	$—	($72)	$31	$11	$21	$27

REG46849JUL09 — 00

Schwab Capital Trust
Schwab International Core Equity Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.0%	Common Stock	37,493	35,333
—%	Rights	—	5
2.6%	Other Investment Company	936	936

99.6%	Total Investments	38,429	36,274
0.4%	Other Assets and Liabilities		131

100.0%	Net Assets		36,405

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 97.0% of net assets

Australia 6.7%

Banks 0.1%
Commonwealth Bank of Australia	1,543	55
Commercial & Professional Supplies 0.2%
Downer EDI Ltd.	12,227	66
Consumer Services 0.1%
Tatts Group Ltd.	16,799	34
Energy 1.2%
Caltex Australia Ltd.	20,607	224
Origin Energy Ltd.	16,918	205

		429
Food & Staples Retailing 1.2%
Metcash Ltd.	51,974	185
Woolworths Ltd.	10,345	235

		420
Insurance 0.2%
QBE Insurance Group Ltd.	4,502	73
Materials 2.9%
Amcor Ltd.	54,710	226
BHP Billiton Ltd.	4,581	145
Boral Ltd.	30,646	128
Iluka Resources Ltd. *	53,578	141
Mincor Resources	68,705	126
Orica Ltd.	4,107	77
Sally Malay Mining	90,628	209

		1,052
Retailing 0.1%
David Jones Ltd.	9,256	40
Transportation 0.2%
Toll Holdings Ltd.	12,128	69
Utilities 0.5%
AGL Energy Ltd.	15,993	199

		2,437
Austria 1.3%

Banks 0.8%
Erste Group Bank AG	8,758	305
Transportation 0.5%
Oesterreichische Post AG	5,575	171

		476
Belgium 0.1%

Food & Staples Retailing 0.1%
Delhaize Group	435	31
China 1.4%

Banks 1.3%
Bank of China Ltd., Class H	98,000	49
China Construction Bank Corp., Class H	313,000	251
Industrial & Commercial Bank of China Ltd., Class H	274,000	197

		497
Real Estate 0.1%
Guangzhou R&F Properties Co., Ltd.	14,400	31

		528
Denmark 0.7%

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Novo Nordisk A/S, Class B	4,534	265
Finland 1.2%

Materials 0.7%
Huhtamaki Oyj	22,692	256
Software & Services 0.5%
Tieto Oyj	10,953	188

		444
France 10.0%

Automobiles & Components 0.3%
Valeo S.A.	3,879	103
Banks 1.1%
BNP Paribas	5,640	409
Capital Goods 1.6%
Alstom S.A.	996	68
Bouygues S.A.	1,055	45
Safran S.A.	2,177	34

1

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Schneider Electric S.A.	2,952	268
Vinci S.A.	2,109	107
Zodiac Aerospace	1,465	57

		579
Consumer Durables & Apparel 0.3%
LVMH Moet Hennessy Louis Vuitton S.A.	1,242	112
Food & Staples Retailing 0.5%
Rallye S.A.	5,762	169
Insurance 1.3%
Axa S.A.	14,151	299
CNP Assurances	2,063	188

		487
Materials 0.2%
Air Liquide S.A.	611	64
Media 1.3%
Publicis Groupe	6,706	238
Vivendi	9,579	245

		483
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Sanofi-Aventis	8,751	573
Retailing 0.2%
PPR	492	55
Software & Services 0.4%
Cap Gemini S.A. *	3,531	163
Telecommunication Services 1.2%
France Telecom S.A.	17,548	438

		3,635
Germany 6.3%

Automobiles & Components 0.9%
Daimler AG — Reg’d	7,472	346
Capital Goods 1.4%
Bilfinger Berger AG	866	46
MAN SE	3,098	214
MTU Aero Engines Holding AG	6,444	234

		494
Consumer Durables & Apparel 0.5%
Puma AG Rudolf Dassler Sport	745	189
Diversified Financials 0.2%
Deutsche Boerse AG	1,080	86
Insurance 0.8%
Muenchener Rueckversicherungs-Gesellschaft AG — Reg’d	1,985	301
Materials 0.1%
BASF SE	747	37
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Bayer AG	6,107	374
Transportation 0.5%
Deutsche Lufthansa AG — Reg’d	12,174	164
Utilities 0.9%
RWE AG	3,724	314

		2,305
Greece 0.9%

Banks 0.8%
National Bank of Greece S.A. *	9,501	277
Consumer Services 0.1%
OPAP S.A.	2,340	56

		333
Hong Kong 4.7%

Banks 0.6%
Hang Seng Bank Ltd.	13,200	214
Energy 0.9%
CNOOC Ltd.	191,000	254
CNPC Hong Kong Ltd.	80,000	81

		335
Real Estate 0.9%
Great Eagle Holdings Ltd.	20,000	46
Sun Hung Kai Properties Ltd.	17,000	258

		304
Technology Hardware & Equipment 0.6%
VTech Holdings Ltd.	32,000	228
Telecommunication Services 0.1%
China Mobile Ltd.	3,500	37
Utilities 1.6%
CLP Holdings Ltd.	45,000	306
Hongkong Electric Holdings Ltd.	50,000	276

		582

		1,700
Italy 1.3%

Capital Goods 0.3%
Prysmian S.p.A.	5,766	99
Insurance 0.1%
Milano Assicurazioni S.p.A.	10,311	35
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Recordati S.p.A.	34,631	232
Utilities 0.3%
Enel S.p.A.	20,415	111

		477
Japan 22.2%

Automobiles & Components 2.0%
Kanto Auto Works Ltd.	9,100	82
Nhk Spring Co., Ltd.	37,000	266
Nissan Shatai Co., Ltd.	28,000	257

2

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

The Yokohama Rubber Co., Ltd.	26,000	138

		743
Banks 1.1%
Bank of The Ryukyus Ltd.	20,600	238
Yamaguchi Financial Group, Inc.	12,000	164

		402
Capital Goods 3.4%
Itochu Corp.	32,000	238
Marubeni Corp.	24,000	110
Mitsubishi Corp.	10,400	207
Mitsui & Co., Ltd.	18,000	224
NEC Networks & System Integration Corp.	10,300	132
Nippo Corp.	4,000	32
Sanki Engineering Co., Ltd.	14,000	110
Sumitomo Corp.	18,000	177

		1,230
Commercial & Professional Supplies 0.6%
Duskin Co., Ltd.	13,200	229
Consumer Durables & Apparel 1.1%
Heiwa Corp.	20,500	221
NAMCO BANDAI Holdings, Inc.	14,600	164

		385
Consumer Services 0.4%
Oriental Land Co., Ltd.	2,100	140
Diversified Financials 0.5%
Hitachi Capital Corp.	12,400	169
Food & Staples Retailing 0.1%
Matsumotokiyoshi Holdings Co., Ltd.	1,600	36
Food, Beverage & Tobacco 2.7%
Asahi Breweries Ltd.	4,500	71
Morinaga Milk Industry Co., Ltd.	59,000	244
Nippon Meat Packers, Inc.	12,000	147
Nisshin Seifun Group, Inc.	21,500	261
Toyo Suisan Kaisha Ltd.	11,000	274

		997
Health Care Equipment & Services 0.6%
Miraca Holdings, Inc.	1,700	42
Nipro Corp.	8,700	179

		221
Household & Personal Products 0.3%
Kobayashi Pharmaceutical Co., Ltd.	2,900	112
Insurance 0.6%
Tokio Marine Holdings, Inc.	7,900	228
Materials 3.2%
Godo Steel Ltd.	68,000	187
Hitachi Chemical Co., Ltd.	2,900	59
Nippon Paper Group, Inc.	5,200	134
Nippon Soda Co., Ltd.	53,000	260
Rengo Co., Ltd.	18,000	113
Shin-Etsu Chemical Co., Ltd.	4,400	236
Tokyo Steel Manufacturing Co., Ltd.	14,100	156

		1,145
Real Estate 1.4%
Daito Trust Construction Co., Ltd.	3,800	186
Daiwa House Industry Co., Ltd.	17,000	175
Leopalace21 Corp.	18,500	158

		519
Semiconductors & Semiconductor Equipment 0.5%
Mimasu Semiconductor Industry Co., Ltd.	9,700	140
Rohm Co., Ltd.	500	37

		177
Software & Services 0.6%
Hitachi Software Engineering Co., Ltd.	8,000	222
Technology Hardware & Equipment 1.1%
Canon, Inc.	11,200	415
Telecommunication Services 0.7%
Nippon Telegraph & Telephone Corp.	1,800	74
NTT DoCoMo, Inc.	118	171

		245
Transportation 0.8%
Nippon Express Co., Ltd.	40,000	183
Seino Holdings Co., Ltd.	15,000	117

		300
Utilities 0.5%
Electric Power Development Co., Ltd.	5,700	169

		8,084
Malaysia 0.2%

Food, Beverage & Tobacco 0.2%
British American Tobacco Malaysia Berhad	4,600	61
Mexico 0.4%

Materials 0.4%
Grupo Mexico S.A.B. de C.V., Series B	105,424	150
Netherlands 2.2%

Capital Goods 0.2%
European Aeronautic Defence & Space Co.	3,538	67
Diversified Financials 0.8%
ING Groep N.V. CVA *	22,312	286

3

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	4,277	49
Food, Beverage & Tobacco 0.5%
Unilever N.V.	6,217	169
Technology Hardware & Equipment 0.6%
Gemalto N.V. *	5,742	215

		786
Norway 0.9%

Energy 0.9%
StatoilHydro A.S.A.	1,700	36
TGS Nopec Geophysical Co., A.S.A. *	21,800	248
Acergy S.A.	4,600	49

		333
Portugal 0.6%

Telecommunication Services 0.5%
Portugal Telecom, SGPS, S.A. — Reg’d	19,352	198
Utilities 0.1%
EDP — Energias de Portugal S.A.	7,953	31

		229
Republic of Korea 0.9%

Consumer Services 0.2%
Kangwon Land, Inc.	5,190	69
Materials 0.6%
Korea Zinc Co., Ltd.	532	61
LG Chem Ltd.	1,206	149

		210
Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	61	36

		315
Singapore 1.5%

Banks 0.4%
Oversea-Chinese Banking Corp., Ltd.	29,000	157
Energy 0.4%
Singapore Petroleum Co., Ltd.	34,000	147
Technology Hardware & Equipment 0.4%
Venture Corp., Ltd.	20,000	133
Transportation 0.3%
ComfortDelGro Corp., Ltd.	40,000	43
Singapore Airlines Ltd.	7,000	66

		109

		546
Spain 6.1%

Banks 3.3%
Banco Bilbao Vizcaya Argentaria S.A.	26,514	434
Banco de Sabadell S.A.	11,508	77
Banco Santander S.A.	47,052	681

		1,192
Diversified Financials 0.1%
Corporacion Financiera Alba S.A.	839	44
Telecommunication Services 2.0%
Telefonica S.A.	28,753	715
Utilities 0.7%
Endesa S.A.	9,901	263

		2,214
Sweden 3.0%

Banks 1.1%
Nordea Bank AB	42,312	409
Capital Goods 1.0%
Alfa Laval AB	13,300	145
Skanska AB, B Shares	16,101	226

		371
Diversified Financials 0.1%
L E Lundbergforetagen AB, B Shares	1,022	44
Materials 0.8%
Boliden AB	25,550	275

		1,099
Switzerland 5.6%

Capital Goods 1.1%
Geberit AG — Reg’d	1,445	201
Schindler Holding AG	2,945	190

		391
Diversified Financials 0.6%
Credit Suisse Group AG — Reg’d	4,719	223
Food, Beverage & Tobacco 1.3%
Nestle S.A. — Reg’d	11,407	469
Insurance 0.3%
Baloise Holding AG — Reg’d	858	68
Zurich Financial Services AG — Reg’d	222	44

		112
Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Novartis AG — Reg’d	12,680	579
Roche Holding AG	1,723	272

		851

		2,046

4

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($ x 1,000)

United Kingdom 18.8%

Banks 1.7%
Barclays plc	38,647	196
HSBC Holdings plc	37,603	381
Lloyds Banking Group plc *	34,050	48

		625
Capital Goods 0.8%
BAE Systems plc	40,643	208
Invensys plc	23,571	102

		310
Commercial & Professional Supplies 0.2%
Regus plc	54,264	63
Diversified Financials 1.8%
Provident Financial plc	14,677	198
Tullett Prebon plc	76,454	454

		652
Energy 5.7%
AMEC plc	19,029	224
BG Group plc	22,029	368
BP plc	76,530	635
Petrofac Ltd.	22,489	282
Royal Dutch Shell plc, B Share	21,272	551

		2,060
Food, Beverage & Tobacco 0.8%
Cadbury plc	28,245	278
Household & Personal Products 0.4%
Reckitt Benckiser Group plc	2,760	133
Materials 2.1%
Anglo American plc	2,952	95
Antofagasta plc	18,024	228
Croda International plc	26,840	259
Kazakhmys plc	4,089	59
Rexam plc	8,677	34
Rio Tinto plc	2,501	104

		779
Media 0.4%
Daily Mail & General Trust plc, Class A	28,152	140
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
AstraZeneca plc	9,415	439
GlaxoSmithKline plc	29,460	564

		1,003
Retailing 0.7%
HMV Group plc	77,366	141
WH Smith plc	17,849	127

		268
Software & Services 0.4%
Logica plc	83,703	142
Utilities 1.1%
Drax Group plc	19,741	132
National Grid plc	27,258	254

		386

		6,839

Total Common Stock (Cost $37,493)		35,333

Rights 0.0% of net assets

United Kingdom 0.0%

Materials 0.0%
Rexam plc *	3,155	5

Total Rights (Cost $—)		5

Other Investment Company 2.6% of net assets

United States 2.6%

State Street Institutional Liquid Reserves Fund — Institutional Class	935,930	936

Total Other Investment Companies (Cost $936)		936

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $38,543 and the unrealized appreciation and depreciation were $3,508 and ($5,777), respectively, with a net unrealized depreciation of ($2,269).
At 07/31/09, the value of certain foreign securities held by the fund aggregating $34,502 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

* Non-income producing security.

CVA — Dutch Certificate

Reg’d — Registered

5

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock — (a)	$—	$33,991	$—	$33,991

Mexico — (a)	150	—	—	150

Spain — (a)	681	511	—	1,192

Rights — (a)	5	—	—	5

Other Investment Company — (a)	936	—	—	936

Total	$1,772	$34,502	$—	$36,274

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46827JUL09 — 00

6

Schwab Capital Trust
Schwab Target 2010 Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.6%	Other Investment Companies	74,761	73,086
1.1%	Short-Term Investment	815	815

99.7%	Total Investments	75,576	73,901
0.3%	Other Assets and Liabilities, Net		251

100.0%	Total Net Assets		74,152

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 98.6% of net assets

Equity Funds 46.5%
American Century International Growth Fund, Institutional Shares	198,632	1,766
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	346,021	3,180
Laudus International MarketMasters Fund, Select Shares (a)	227,373	3,177
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	168,884	1,312
Laudus Mondrian International Equity Fund, Institutional Shares (a)	241,583	1,698
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	119,763	1,278
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	255,580	1,886
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	107,143	993
Schwab Core Equity Fund (a)	525,387	7,156
Schwab Dividend Equity Fund, Select Shares (a)	176,909	1,845
Schwab Global Real Estate Fund, Select Shares (a)	321,215	1,683
Schwab Institutional Select S&P 500 Fund (a)	789,636	6,222
Schwab Small-Cap Equity Fund, Select Shares (a)	208,739	2,309

		34,505
Fixed-Income Funds 47.4%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	171,549	1,930
PIMCO Total Return Fund, Institutional Shares	314,044	3,338
Schwab Inflation Protected Fund, Select Shares (a)	220,926	2,203
Schwab Premier Income Fund, Institutional Shares (a)	299,328	2,928
Schwab Short-Term Bond Market Fund (a)	824,209	7,327
Schwab Total Bond Market Fund (a)	1,951,399	17,387

		35,113
Money Fund 4.7%
Schwab Value Advantage Money Fund, Institutional Shares (a)	3,468,431	3,468

Total Other Investment Companies (Cost $74,761)		73,086

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.1% of net assets

Commercial Paper & Other Obligation 1.1%
Citibank, New York Time Deposit 0.03%, 08/03/09	815	815

Total Short-Term Investment (Cost $815)		815

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $76,553 and the unrealized appreciation and depreciation were $2,071 and ($4,723), respectively, with a net unrealized depreciation of ($2,652).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Other Investment Companies — (a)	$73,086	$—	$—	$73,086

Short-Term Investment — (a)	—	815	—	815

Total	$73,086	$815	$—	$73,901

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46838JUL09 — 00

2

Schwab Capital Trust
Schwab Target 2020 Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.0%	Other Investment Companies	188,769	181,959
0.8%	Short-Term Investment	1,380	1,380

99.8%	Total Investments	190,149	183,339
0.2%	Other Assets and Liabilities, Net		399

100.0%	Total Net Assets		183,738

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 99.0% of net assets

Equity Funds 68.5%
American Century International Growth Fund, Institutional Shares	624,428	5,551
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,268,743	11,660
Laudus International MarketMasters Fund, Select Shares (a)	853,416	11,922
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	699,018	5,431
Laudus Mondrian International Equity Fund, Institutional Shares (a)	760,687	5,348
Laudus Rosenberg International Discovery Fund, Select Shares (a)	158,028	1,299
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	349,180	3,726
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	787,625	5,813
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	482,704	4,475
Schwab Core Equity Fund (a)	1,886,906	25,700
Schwab Dividend Equity Fund, Select Shares (a)	563,283	5,875
Schwab Global Real Estate Fund, Select Shares (a)	1,461,135	7,656
Schwab Institutional Select S&P 500 Fund (a)	2,834,282	22,334
Schwab Small-Cap Equity Fund, Select Shares (a)	823,630	9,109

		125,899
Fixed-Income Funds 29.0%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	387,829	4,363
PIMCO Total Return Fund, Institutional Shares	503,525	5,352
Schwab Inflation Protected Fund, Select Shares (a)	424,083	4,228
Schwab Premier Income Fund, Institutional Shares (a)	261,307	2,556
Schwab Short-Term Bond Market Fund (a)	386,115	3,433
Schwab Total Bond Market Fund (a)	3,753,112	33,440

		53,372
Money Funds 1.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,687,964	2,688

Total Other Investment Companies (Cost $188,769)		181,959

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.8% of net assets

Commercial Paper & Other Obligations 0.8%
Citibank, New York Time Deposit 0.03%, 08/03/09	1,380	1,380

Total Short-Term Investment (Cost $1,380)		1,380

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $192,462 and the unrealized appreciation and depreciation were $6,484 and ($15,607), respectively, with a net unrealized depreciation of ($9,123).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Other Investment Companies — (a)	$181,959	$—	$—	$181,959

Short-Term Investment — (a)	—	1,380	—	1,380

Total	$181,959	$1,380	$—	$183,339

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46840JUL09 — 00

2

Schwab Capital Trust
Schwab Target 2030 Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Other Investment Companies	174,402	172,682
1.0%	Short-Term Investment	1,790	1,790

100.1%	Total Investments	176,192	174,472
(0.1)%	Other Assets and Liabilities, Net		(134)

100.0%	Total Net Assets		174,338

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 99.1% of net assets

Equity Funds 81.9%
American Century International Growth Fund, Institutional Shares	682,351	6,066
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,451,340	13,338
Laudus International MarketMasters Fund, Select Shares (a)	863,265	12,060
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	735,500	5,715
Laudus Mondrian International Equity Fund, Institutional Shares (a)	861,656	6,058
Laudus Rosenberg International Discovery Fund, Select Shares (a)	278,192	2,287
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	288,700	3,080
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	877,222	6,474
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	743,305	6,890
Schwab Core Equity Fund (a)	2,123,853	28,927
Schwab Dividend Equity Fund, Select Shares (a)	632,915	6,601
Schwab Global Real Estate Fund, Select Shares (a)	1,550,181	8,123
Schwab Institutional Select S&P 500 Fund (a)	3,082,217	24,288
Schwab Small-Cap Equity Fund, Select Shares (a)	1,169,264	12,932

		142,839
Fixed-Income Funds 15.7%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	183,715	2,067
PIMCO Total Return Fund, Institutional Shares	240,522	2,556
Schwab Inflation Protected Fund, Select Shares (a)	204,299	2,037
Schwab Total Bond Market Fund (a)	2,314,688	20,624

		27,284
Money Funds 1.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,558,910	2,559

Total Other Investment Companies (Cost $174,402)		172,682

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.0% of net assets

Commercial Paper & Other Obligations 1.0%

Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	1,790	1,790

Total Short-Term Investment (Cost $1,790)		1,790

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $180,143 and the unrealized appreciation and depreciation were $6,416 and ($12,087), respectively, with a net unrealized depreciation of ($5,671).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Capital Trust
Schwab Target 2030 Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Other Investment Companies — (a)	$172,682	$—	$—	$172,682

Short-Term Investment — (a)	—	1,790	—	1,790

Total	$172,682	$1,790	$—	$174,472

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46842JUL09 — 00

2

Schwab Capital Trust
Schwab Target 2040 Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Other Investment Companies	139,094	139,269
1.1%	Short-Term Investment	1,568	1,568

100.2%	Total Investments	140,662	140,837
(0.2)%	Other Assets and Liabilities, Net		(217)

100.0%	Total Net Assets		140,620

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 99.1% of net assets

Equity Funds 90.7%
American Century International Growth Fund, Institutional Shares	631,602	5,615
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,296,972	11,919
Laudus International MarketMasters Fund, Select Shares (a)	769,447	10,749
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	659,821	5,127
Laudus Mondrian International Equity Fund, Institutional Shares (a)	802,864	5,644
Laudus Rosenberg International Discovery Fund, Select Shares (a)	315,547	2,594
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	229,358	2,447
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	800,279	5,906
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	625,996	5,803
Schwab Core Equity Fund (a)	1,952,786	26,597
Schwab Dividend Equity Fund, Select Shares (a)	578,917	6,038
Schwab Global Real Estate Fund, Select Shares (a)	1,369,599	7,177
Schwab Institutional Select S&P 500 Fund (a)	2,658,256	20,947
Schwab Small-Cap Equity Fund, Select Shares (a)	993,428	10,987

		127,550
Fixed-Income Funds 7.0%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	59,351	668
PIMCO Total Return Fund, Institutional Shares	102,573	1,090
Schwab Inflation Protected Fund, Select Shares (a)	68,425	682
Schwab Total Bond Market Fund (a)	817,981	7,288

		9,728
Money Funds 1.4%
Schwab Value Advantage Money Fund, Institutional Shares (a)	1,990,619	1,991

Total Other Investment Companies (Cost $139,094)		139,269

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.1% of net assets

Commercial Paper & Other Obligations 1.1%
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	1,568	1,568

Total Short-Term Investment (Cost $1,568)		1,568

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $144,822 and the unrealized appreciation and depreciation were $4,445 and ($8,430), respectively, with a net unrealized depreciation of ($3,985).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Other Investment Companies — (a)	$139,269	$—	$—	$139,269

Short-Term Investment — (a)	—	1,568	—	1,568

Total	$139,269	$1,568	$—	$140,837

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46844JUL09 — 00

2

Schwab Capital Trust
Schwab Target 2015 FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.4%	Other Investment Companies	11,236	11,854
2.3%	Short-Term Investment	273	273

99.7%	Total Investments	11,509	12,127
0.3%	Other Assets and Liabilities, Net		40

100.0%	Total Net Assets		12,167

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 97.4% of net assets

Equity Funds 56.4%
American Century International Growth Fund, Institutional Shares	33,483	298
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	71,413	656
Laudus International MarketMasters Fund, Select Shares (a)	41,831	584
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	32,436	252
Laudus Mondrian International Equity Fund, Institutional Shares (a)	41,107	289
Laudus Rosenberg International Discovery Fund, Select Shares (a)	30,734	253
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	44,726	330
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	29,164	270
Schwab Core Equity Fund (a)	106,307	1,448
Schwab Dividend Equity Fund, Select Shares (a)	32,462	339
Schwab Global Real Estate Fund, Select Shares (a)	76,657	402
Schwab Institutional Select S&P 500 Fund (a)	153,533	1,210
Schwab Small-Cap Equity Fund, Select Shares (a)	48,407	535

		6,866
Fixed-Income Funds 38.6%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	26,031	293
PIMCO Total Return Fund, Institutional Shares	45,361	482
Schwab Inflation Protected Fund, Select Shares (a)	35,704	356
Schwab Premier Income Fund, Institutional Shares (a)	36,668	359
Schwab Short-Term Bond Market Fund (a)	81,279	722
Schwab Total Bond Market Fund (a)	278,876	2,485

		4,697
Money Funds 2.4%
Schwab Value Advantage Money Fund, Institutional Shares (a)	291,000	291

Total Other Investment Companies (Cost $11,236)		11,854

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.3% of net assets

Commercial Paper & Other Obligation 2.3%
Bank of America, Charlotte Time Deposit 0.03%, 08/03/09	273	273

Total Short-Term Investments (Cost $273)		273

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $11,734 and the unrealized appreciation and depreciation were $473 and ($80), respectively, with a net unrealized appreciation of $393.

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Capital Trust
Schwab Target 2015 FundTM
Portfolio Holdings As of July 31, 2009, (Unaudited)
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Other Investment Companies — (a)	$11,854	$—	$—	$11,854

Short-Term Investment — (a)	—	273	—	273

Total	$11,854	$273	$—	$12,127

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46839JUL09 — 00

2

Schwab Capital Trust
Schwab Target 2025 Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.8%	Other Investment Companies	17,533	19,161
2.0%	Short-Term Investment	395	395

99.8%	Total Investments	17,928	19,556
0.2%	Other Assets and Liabilities, Net		32

100.0%	Total Net Assets		19,588

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 97.8% of net assets

Equity Funds 74.9%
American Century International Growth Fund, Institutional Shares	72,681	646
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	151,303	1,391
Laudus International MarketMasters Fund, Select Shares (a)	91,800	1,282
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	76,924	598
Laudus Mondrian International Equity Fund, Institutional Shares (a)	91,017	640
Laudus Rosenberg International Discovery Fund, Select Shares (a)	71,421	587
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	94,623	698
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	62,305	578
Schwab Core Equity Fund (a)	223,441	3,043
Schwab Dividend Equity Fund, Select Shares (a)	66,274	691
Schwab Global Real Estate Fund, Select Shares (a)	153,622	805
Schwab Institutional Select S&P 500 Fund (a)	321,955	2,537
Schwab Small-Cap Equity Fund, Select Shares (a)	107,195	1,186

		14,682
Fixed-Income Funds 22.4%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	33,295	374
PIMCO Total Return Fund, Institutional Shares	41,954	446
Schwab Inflation Protected Fund, Select Shares (a)	37,790	377
Schwab Total Bond Market Fund (a)	357,369	3,184

		4,381
Money Funds 0.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	98,128	98

Total Other Investment Companies (Cost $17,533)		19,161

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.0% of net assets

Commercial Paper & Other Obligations 2.0%
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	395	395

Total Short-Term Investment (Cost $395)		395

End of Investment.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $18,659 and the unrealized appreciation and depreciation were $961 and ($64), respectively, with a net unrealized appreciation of $897.

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Capital Trust
Schwab Target 2025 Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Other Investment Companies — (a)	$19,161	—	—	$19,161

Short-Term Investment — (a)	—	395	—	395

Total	$19,161	$395	$—	$19,556

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46841JUL09 — 00

2

Schwab Capital Trust
Schwab Target 2035 Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.9%	Other Investment Companies	14,967	16,677
2.3%	Short-Term Investment	397	397

100.2%	Total Investments	15,364	17,074
(0.2)%	Other Assets and Liabilities, Net		(41)

100.0%	Total Net Assets		17,033

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 97.9% of net assets

Equity Funds 86.7%
American Century International Growth Fund, Institutional Shares	73,327	652
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	150,699	1,385
Laudus International MarketMasters Fund, Select Shares (a)	91,250	1,275
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	74,666	580
Laudus Mondrian International Equity Fund, Institutional Shares (a)	92,101	648
Laudus Rosenberg International Discovery Fund, Select Shares (a)	70,483	579
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares (a)	92,982	686
Laudus Small-Cap MarketMasters Fund, Select Shares (a)	73,052	677
Schwab Core Equity Fund (a)	220,630	3,005
Schwab Dividend Equity Fund, Select Shares (a)	66,962	698
Schwab Global Real Estate Fund, Select Shares (a)	150,130	787
Schwab Institutional Select S&P 500 Fund (a)	323,686	2,551
Schwab Small-Cap Equity Fund, Select Shares (a)	113,122	1,251

		14,774
Fixed-Income Funds 10.9%
Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	11,714	132
PIMCO Total Return Fund, Institutional Shares	15,121	161
Schwab Inflation Protected Fund, Select Shares (a)	12,781	127
Schwab Total Bond Market Fund (a)	161,208	1,436

		1,856
Money Funds 0.3%
Schwab Value Advantage Money Fund, Institutional Shares (a)	46,451	47

Total Other Investment Companies (Cost $14,967)		16,677

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.3% of net assets

Commercial Paper & Other Obligations 2.3%
Wells Fargo, San Francisco Time Deposit 0.03%, 08/03/09	397	397

Total Short-Term Investment (Cost $397)		397

End of Investments.
(All dollar amounts are x 1,000)
At 07/31/09, the tax basis cost of the fund’s investments was $16,201 and the unrealized appreciation and depreciation were $873 and $0, respectively, with a net unrealized appreciation of $873.

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Capital Trust
Schwab Target 2035 Fund
Portfolio Holdings As of July 31, 2009, (Unaudited)
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total *

Other Investment Companies — (a)	$16,677	—	$—	$16,677

Short-Term Investment — (a)	—	397	—	397

Total	$16,677	$397	$—	$17,074

*	The fund had no Other Financial Instruments.

(a)	as categorized in Portfolio Holdings
REG46843JUL09 — 00

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: September 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: September 23, 2009

By:	/s/ George Pereira George Pereira Principal Financial Officer
Date: September 23, 2009